                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811- 21261

                                 Rydex ETF Trust
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of principal executive offices) (Zip code)

                          Richard M. Goldman, President
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                       Date of fiscal year end: October 31

                    Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  APRIL 30, 2010
                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                      RYDEX S&P EQUAL WEIGHT ETF
                                                        RYDEX RUSSELL TOP 50 ETF

                                                                    [RYDEX LOGO]

                                                       SEMI-ANNUAL REPORT      1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO OUR SHAREHOLDERS...............................................    2

FEES AND EXPENSES........................................................    3

PREMIUM AND DISCOUNT INFORMATION.........................................    4

PORTFOLIO SUMMARY........................................................    5

SCHEDULES OF INVESTMENTS.................................................    7

STATEMENTS OF ASSETS AND LIABILITIES.....................................   15

STATEMENTS OF OPERATIONS.................................................   16

STATEMENTS OF CHANGES IN NET ASSETS......................................   17

FINANCIAL HIGHLIGHTS.....................................................   18

NOTES TO FINANCIAL STATEMENTS............................................   20

SUPPLEMENTAL INFORMATION.................................................   24

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................   25

2



LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

With the economy now showing signs of growth, despite having shrunk 2.4% last year, economic pundits are cautiously optimistic on the U.S. economy. In prepared remarks to the Dallas Regional Chamber, Fed Chairman Ben Bernanke said, "The economy has stabilized and is growing again, although we can hardly be satisfied when one out of every 10 U.S. workers is unemployed and family finances remain under great stress." Minutes of a March 16, 2010 Federal Reserve meeting showed policy makers warned against raising rates too soon because unemployment may hobble a recovery in the world's largest economy. Separately, New York Fed President William Dudley said that the benchmark federal funds rate "needs to be exceptionally low for an extended period to contribute to easier financial conditions to support economic activity." The Fed has kept its target rate for overnight loans between banks at zero to 0.25% since December 2008.

STEADY PROGRESS, BUT CERTAINTY STILL ELUSIVE

The S&P 500(R) Index returned 15.66% for the six months ended April 30, 2010, while the S&P Equal Weighted Index returned 22.54%. Rydex SGI offers 10 equal weight ETFs which provide equal exposure to relevant indices, ensuring that smaller cap names are weighted as heavily as market giants, therefore eliminating the large-cap bias of traditional capitalization-weighted index products.

INCREASED DEMAND FOR ETFS

In the past decade, demand for ETFs has increased as institutional investors have found ETFs well suited for participating in, or hedging against, broad movements in the stock market. Individual investors and their financial advisors also have become increasingly aware of these investment vehicles. Assets in ETFs accounted for 6% of total net assets managed by investment companies at year-end 2009, according to The Investment Company Institute.(1)

In a regulatory environment that emphasizes transparency and reduced risk, investment professionals are increasingly turning to exchange traded funds
(ETFs) -- there were 756 ETFs (a total of $691 billion in assets) in the marketplace in the beginning of the reporting period, and 839 (a total of $805 billion in assets) at the end of the reporting period(1). Due to their convenience, transparency and ability to provide access to difficult-to-reach areas of the market, ETFs can play an important role in investor portfolios. Needless to say, Rydex SGI is a proud participant in the ETF space with more than two dozen exchange traded products. Our exchange traded product asset base grew 20% in the six-month period ended April 30, 2010 -- to $6.7 billion from $5.6 billion.

As one of the earlier entrants in the exchange traded product space, we are advocates on the numerous advantages ETFs offer investors. Thank you for the trust you place in us by investing with us.

Sincerely,

/s/ Michael Byrum
Michael Byrum
President & Chief Investment Officer

PERFORMANCE DISPLAYED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE IS SUBJECT TO DAILY MARKET VOLATILITY AND MAY BE BETTER OR WORSE SINCE THE END OF THE LAST QUARTER. FOR UP-TO-DATE FUND PERFORMANCE, CALL
800.820.0888 OR VISIT WWW.RYDEX-SGI.COM.

--------

  (1) Investment Company Institute 2010 Investment Company Factbook, p. 46., http://www.ici.org/pdf/2010 factbook.pdf.

                                                       SEMI-ANNUAL REPORT      3




FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2009 and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO    10/31/09     4/30/10   10/31/09 TO 4/30/10
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex S&P Equal Weight ETF.................    0.40%   $1,000.00   $1,221.80          $2.20
  Rydex Russell Top 50 ETF...................    0.20%    1,000.00    1,112.90           1.05
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex S&P Equal Weight ETF.................    0.40%    1,000.00    1,022.81           2.01
  Rydex Russell Top 50 ETF...................    0.20%    1,000.00    1,023.80           1.00



--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

4



PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to April 30, 2010.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                    NUMBER OF DAYS
                                                               -----------------------
                                                                    RYDEX        RYDEX
                                                                S&P EQUAL      RUSSELL
   PREMIUM/DISCOUNT RANGE                                      WEIGHT ETF   TOP 50 ETF
--------------------------------------------------------------------------------------

Greater Than 8%                                                      1            0
Between 3.01% and 8%                                                 0            0
Between 1.01% and 3%                                                 3            3
Between .51% and 1%                                                  7            7
Between .26% and .5%                                                27           22
Between 0% and .25%                                                802          671
Between -0.01% and -0.25%                                          749          635
Between -0.26% and -0.5%                                            25           24
Between -0.51% and -1%                                               7            7
Between -1.01% and -3%                                               2            1
Between -3.01% and -8%                                               0            0
Less Than -8%                                                        0            0
--------------------------------------------------------------------------------------
Total                                                             1623         1370



                                                                      PERCENTAGE
                                                                    OF TOTAL DAYS
                                                               -----------------------
                                                                    RYDEX        RYDEX
                                                                S&P EQUAL      RUSSELL
   PREMIUM/DISCOUNT RANGE                                      WEIGHT ETF   TOP 50 ETF
--------------------------------------------------------------------------------------

Greater Than 8%                                                    0.06%        0.00%
Between 3.01% and 8%                                               0.00%        0.00%
Between 1.01% and 3%                                               0.19%        0.22%
Between .51% and 1%                                                0.43%        0.51%
Between .26% and .5%                                               1.66%        1.61%
Between 0% and .25%                                               49.42%       48.98%
Between -0.01% and -0.25%                                         46.15%       46.35%
Between -0.26% and -0.5%                                           1.54%        1.75%
Between -0.51% and -1%                                             0.43%        0.51%
Between -1.01% and -3%                                             0.12%        0.07%
Between -3.01% and -8%                                             0.00%        0.00%
Less Than -8%                                                      0.00%        0.00%
--------------------------------------------------------------------------------------
Total                                                            100.00%      100.00%

                                                       SEMI-ANNUAL REPORT      5



RYDEX S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
ZIONS BANCORP                                                              0.25%
STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                                  0.25%
FIRST SOLAR, INC.                                                          0.24%
MARRIOTT INTERNATIONAL, INC. -- CLASS A                                    0.24%
HUNTINGTON BANCSHARES., INC.                                               0.24%
WHIRLPOOL CORP.                                                            0.24%
APARTMENT INVESTMENT & MANAGEMENT CO. -- CLASS A                           0.24%
SANDISK CORP.                                                              0.24%
INTERNATIONAL GAME TECHNOLOGY                                              0.24%
CUMMINS, INC.                                                              0.24%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       16.84
Financials                                   15.99
Information Technology                       14.73
Industrials                                  11.88
Health Care                                   9.78
Consumer Staples                              7.99
Energy                                        7.83
Utilities                                     7.07
Materials                                     6.12
Telecommunication Services                    1.77




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

6


RYDEX RUSSELL TOP 50 ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                          6.35%
MICROSOFT CORP.                                                            4.51%
APPLE, INC.                                                                4.47%
GENERAL ELECTRIC CO.                                                       3.83%
PROCTER & GAMBLE CO.                                                       3.47%
BANK OF AMERICA CORP.                                                      3.40%
JOHNSON & JOHNSON, INC.                                                    3.40%
WELLS FARGO & CO.                                                          3.29%
INTERNATIONAL BUSINESS MACHINES CORP.                                      3.27%
JP MORGAN CHASE & CO.                                                      3.25%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       26.46
Consumer Staples                             14.89
Energy                                       14.23
Health Care                                  13.85
Financials                                   13.14
Industrials                                   7.15
Consumer Discretionary                        5.08
Telecommunication Services                    4.54
Materials                                     0.66




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                       SEMI-ANNUAL REPORT      7



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                                                MARKET
                                               SHARES            VALUE
----------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.4%
  Boeing Co. .............................     64,950       $4,704,329
  General Dynamics Corp. .................     61,396        4,688,199
  Goodrich Corp. .........................     64,979        4,820,142
  Honeywell International, Inc. ..........    105,546        5,010,269
  ITT Corp. ..............................     88,050        4,892,938
  L-3 Communications Holdings, Inc. ......     49,285        4,611,597
  Lockheed Martin Corp. ..................     53,498        4,541,445
  Northrop Grumman Corp. .................     71,084        4,821,628
  Precision Castparts Corp. ..............     38,055        4,883,979
  Raytheon Co. ...........................     81,344        4,742,355
  Rockwell Collins, Inc. .................     73,777        4,795,505
  United Technologies Corp. ..............     63,177        4,735,116
                                                        --------------
TOTAL AEROSPACE & DEFENSE                                   57,247,502
                                                        --------------
  AIR FREIGHT & LOGISTICS 0.8%
  C.H. Robinson Worldwide, Inc. ..........     81,824        4,933,987
  Expeditors International of Washington,
     Inc. ................................    120,129        4,894,055
  FedEx Corp. ............................     51,106        4,600,051
  United Parcel Service, Inc. -- Class B..     72,125        4,986,723
                                                        --------------
TOTAL AIR FREIGHT & LOGISTICS                               19,414,816
                                                        --------------
  AIRLINES 0.2%
  Southwest Airlines Co. .................    361,379        4,762,975
                                                        --------------
TOTAL AIRLINES                                               4,762,975
                                                        --------------
  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber Co.(The)*........    356,814        4,792,012
  Johnson Controls, Inc. .................    145,442        4,885,397
                                                        --------------
TOTAL AUTO COMPONENTS                                        9,677,409
                                                        --------------
  AUTOMOBILES 0.4%
  Ford Motor Co.*.........................    343,627        4,474,023
  Harley-Davidson, Inc. ..................    164,219        5,555,529
                                                        --------------
TOTAL AUTOMOBILES                                           10,029,552
                                                        --------------
  BEVERAGES 1.4%
  Brown-Forman Corp. -- Class B...........     80,843        4,703,446
  Coca-Cola Co.(The)......................     84,507        4,516,899
  Coca-Cola Enterprises, Inc. ............    172,726        4,789,692
  Constellation Brands, Inc. -- Class A*..    288,493        5,270,767
  Dr Pepper Snapple Group, Inc. ..........    128,176        4,195,201
  Molson Coors Brewing Co. -- Class B.....    107,097        4,750,823
  PepsiCo, Inc. ..........................     69,693        4,545,377
                                                        --------------
TOTAL BEVERAGES                                             32,772,205
                                                        --------------
  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*............................     77,970        4,472,359
  Biogen Idec, Inc.*......................     77,361        4,119,473
  Celgene Corp.*..........................     71,555        4,432,832
  Cephalon, Inc.*.........................     63,888        4,101,610
  Genzyme Corp.*..........................     78,051        4,155,435
  Gilead Sciences, Inc.*..................     96,638        3,833,630
                                                        --------------
TOTAL BIOTECHNOLOGY                                         25,115,339
                                                        --------------
  BUILDING PRODUCTS 0.2%
  Masco Corp. ............................    306,231        4,970,129
                                                        --------------
TOTAL BUILDING PRODUCTS                                      4,970,129
                                                        --------------
  CAPITAL MARKETS 2.7%
  Ameriprise Financial, Inc. .............    104,875        4,862,005
  Bank of New York Mellon Corp. ..........    150,677        4,690,575
  Charles Schwab Corp.(The)...............    246,327        4,751,648
  E*TRADE Financial Corp.*................  2,931,555        4,925,013
  Federated Investors, Inc. -- Class B....    178,693        4,310,075
  Franklin Resources, Inc. ...............     41,778        4,831,208
  Goldman Sachs Group, Inc.(The)..........     26,194        3,803,369
  Invesco Ltd. ...........................    222,766        5,121,390
  Janus Capital Group, Inc. ..............    328,850        4,630,208
  Legg Mason, Inc. .......................    157,093        4,978,277
  Morgan Stanley..........................    155,942        4,712,567
  Northern Trust Corp. ...................     83,376        4,584,013
  State Street Corp. .....................    100,072        4,353,132
  T. Rowe Price Group, Inc. ..............     84,377        4,852,521
                                                        --------------
TOTAL CAPITAL MARKETS                                       65,406,001
                                                        --------------
  CHEMICALS 2.6%
  Air Products & Chemicals, Inc. .........     61,957        4,757,058
  Airgas, Inc. ...........................     72,316        4,588,450
  CF Industries Holdings, Inc. ...........     50,666        4,239,224
  Dow Chemical Co.(The)...................    157,335        4,850,638
  Du Pont (E.I.) de Nemours & Co. ........    126,234        5,029,163
  Eastman Chemical Co. ...................     75,579        5,057,747
  Ecolab, Inc. ...........................    106,927        5,222,315
  FMC Corp. ..............................     77,130        4,908,553
  International Flavors & Fragrances,
     Inc. ................................    102,864        5,152,458
  Monsanto Co. ...........................     64,138        4,044,542
  PPG Industries, Inc. ...................     71,345        5,020,548
  Praxair, Inc. ..........................     56,742        4,753,277
  Sigma-Aldrich Corp. ....................     84,547        5,013,637
                                                        --------------
TOTAL CHEMICALS                                             62,637,610
                                                        --------------
  COMMERCIAL BANKS 3.0%
  BB&T Corp. .............................    145,042        4,821,196
  Comerica, Inc. .........................    121,700        5,111,400
  Fifth Third Bancorp.....................    346,960        5,173,174
  First Horizon National Corp.*...........    318,812        4,511,190
  Huntington Bancshares, Inc. ............    865,226        5,857,580
  KeyCorp.................................    612,394        5,523,794
  M&T Bank Corp. .........................     55,441        4,842,771
  Marshall & Ilsley Corp. ................    596,640        5,429,424
  PNC Financial Services Group, Inc. .....     77,931        5,237,743
  Regions Financial Corp. ................    623,000        5,507,320
  SunTrust Banks, Inc. ...................    169,515        5,017,644
  U.S. Bancorp............................    177,921        4,762,945
  Wells Fargo & Co. ......................    152,779        5,058,513
  Zions Bancorp...........................    207,250        5,954,292
                                                        --------------
TOTAL COMMERCIAL BANKS                                      72,808,986
                                                        --------------
  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Avery Dennison Corp. ...................    133,210        5,199,186
  Cintas Corp. ...........................    165,440        4,508,240
  Iron Mountain, Inc. ....................    177,902        4,474,235
  Pitney Bowes, Inc. .....................    189,912        4,823,765
  R.R. Donnelley & Sons Co. ..............    226,507        4,867,636
  Republic Services, Inc. ................    162,457        5,041,041
  Stericycle, Inc.*.......................     83,416        4,913,202
  Waste Management, Inc. .................    135,573        4,701,672
                                                        --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                        38,528,977
                                                        --------------
  COMMUNICATIONS EQUIPMENT 1.4%
  Cisco Systems, Inc.*....................    177,061        4,766,482
  Harris Corp. ...........................    100,901        5,194,384
  JDS Uniphase Corp.*.....................    423,324        5,498,979
  Juniper Networks, Inc.*.................    154,601        4,392,214
  Motorola, Inc.*.........................    641,836        4,537,781


See Notes to Financial Statements.

8


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                MARKET
                                               SHARES            VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  QUALCOMM, Inc. .........................    115,685       $4,481,637
  Tellabs, Inc. ..........................    614,379        5,578,561
                                                        --------------
TOTAL COMMUNICATIONS EQUIPMENT                              34,450,038
                                                        --------------
  COMPUTERS & PERIPHERALS 2.3%
  Apple, Inc.*............................     20,849        5,444,091
  Dell, Inc.*.............................    323,062        5,227,143
  EMC Corp.*..............................    249,106        4,735,505
  Hewlett-Packard Co. ....................     88,390        4,593,628
  International Business Machines Corp. ..     36,443        4,701,147
  Lexmark International, Inc. --
     Class A*.............................    133,791        4,956,957
  NetApp, Inc.*...........................    143,100        4,961,277
  QLogic Corp.*...........................    233,662        4,526,033
  SanDisk Corp.*..........................    144,161        5,750,582
  Teradata Corp.*.........................    160,405        4,662,973
  Western Digital Corp.*..................    121,350        4,986,272
                                                        --------------
TOTAL COMPUTERS & PERIPHERALS                               54,545,608
                                                        --------------
  CONSTRUCTION & ENGINEERING 0.6%
  Fluor Corp. ............................    102,573        5,419,957
  Jacobs Engineering Group, Inc.*.........    107,598        5,188,376
  Quanta Services, Inc.*..................    238,647        4,803,964
                                                        --------------
TOTAL CONSTRUCTION & ENGINEERING                            15,412,297
                                                        --------------
  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...................     95,237        5,455,175
                                                        --------------
TOTAL CONSTRUCTION MATERIALS                                 5,455,175
                                                        --------------
  CONSUMER FINANCE 0.8%
  American Express Co. ...................    114,574        5,284,153
  Capital One Financial Corp. ............    115,366        5,008,038
  Discover Financial Services.............    303,376        4,690,193
  SLM Corp.*..............................    393,473        4,816,109
                                                        --------------
TOTAL CONSUMER FINANCE                                      19,798,493
                                                        --------------
  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .............................     85,278        4,537,642
  Bemis Co., Inc. ........................    158,014        4,805,206
  Owens-Illinois, Inc.*...................    135,384        4,798,009
  Pactiv Corp.*...........................    186,491        4,738,736
  Sealed Air Corp. .......................    214,275        4,606,913
                                                        --------------
TOTAL CONTAINERS & PACKAGING                                23,486,506
                                                        --------------
  DISTRIBUTORS 0.2%
  Genuine Parts Co. ......................    111,221        4,760,259
                                                        --------------
TOTAL DISTRIBUTORS                                           4,760,259
                                                        --------------
  DIVERSIFIED CONSUMER SERVICES 0.6%
  Apollo Group, Inc. -- Class A*..........     72,125        4,140,696
  DeVry, Inc. ............................     69,173        4,315,703
  H&R Block, Inc. ........................    274,499        5,026,077
                                                        --------------
TOTAL DIVERSIFIED CONSUMER SERVICES                         13,482,476
                                                        --------------
  DIVERSIFIED FINANCIAL SERVICES 1.8%
  Bank of America Corp. ..................    274,600        4,896,118
  Citigroup, Inc.*........................  1,171,289        5,118,533
  CME Group, Inc. ........................     14,934        4,904,475
  IntercontinentalExchange, Inc.*.........     42,789        4,990,481
  JPMorgan Chase & Co. ...................    106,717        4,544,010
  Leucadia National Corp.*................    181,106        4,583,793
  Moody's Corp. ..........................    155,562        3,845,493
  Nasdaq OMX Group (The)*.................    220,420        4,628,820
  NYSE Euronext...........................    157,383        5,135,407
                                                        --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                        42,647,130
                                                        --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
  AT&T, Inc. .............................    176,960        4,611,577
  CenturyTel, Inc. .......................    133,161        4,542,122
  Frontier Communications Corp. ..........    621,432        4,946,599
  Qwest Communications International,
     Inc. ................................    914,469        4,782,673
  Verizon Communications, Inc. ...........    152,588        4,408,267
  Windstream Corp. .......................    418,693        4,626,558
                                                        --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                27,917,796
                                                        --------------
  ELECTRIC UTILITIES 2.7%
  Allegheny Energy, Inc. .................    198,560        4,324,637
  American Electric Power Co., Inc. ......    134,312        4,606,901
  Duke Energy Corp. ......................    279,214        4,685,211
  Edison International....................    134,822        4,633,832
  Entergy Corp. ..........................     57,582        4,680,841
  Exelon Corp. ...........................    104,144        4,539,637
  FirstEnergy Corp. ......................    117,246        4,440,106
  FPL Group, Inc. ........................     96,157        5,004,972
  Northeast Utilities.....................    169,815        4,719,159
  Pepco Holdings, Inc. ...................    269,325        4,508,500
  Pinnacle West Capital Corp. ............    122,961        4,591,364
  PPL Corp. ..............................    163,128        4,039,049
  Progress Energy, Inc. ..................    116,716        4,659,303
  Southern Co. ...........................    139,007        4,804,082
                                                        --------------
TOTAL ELECTRIC UTILITIES                                    64,237,594
                                                        --------------
  ELECTRICAL EQUIPMENT 0.9%
  Emerson Electric Co. ...................     95,507        4,988,330
  First Solar, Inc.*......................     40,967        5,880,813
  Rockwell Automation, Inc. ..............     83,876        5,092,951
  Roper Industries, Inc. .................     80,864        4,934,321
                                                        --------------
TOTAL ELECTRICAL EQUIPMENT                                  20,896,415
                                                        --------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.2%
  Agilent Technologies, Inc.*.............    138,716        5,029,842
  Amphenol Corp. -- Class A...............    106,507        4,921,688
  Corning, Inc. ..........................    236,547        4,553,530
  FLIR Systems, Inc.*.....................    170,324        5,210,211
  Jabil Circuit, Inc. ....................    267,983        4,105,500
  Molex, Inc. ............................    220,520        4,941,853
                                                        --------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS        28,762,624
                                                        --------------
  ENERGY EQUIPMENT & SERVICES 2.2%
  Baker Hughes, Inc. .....................     97,681        4,860,610
  Cameron International Corp.*............    111,371        4,394,700
  Diamond Offshore Drilling, Inc. ........     55,170        4,363,947
  FMC Technologies, Inc.*.................     76,540        5,180,992
  Halliburton Co. ........................    151,288        4,636,977
  Helmerich & Payne, Inc. ................    122,371        4,970,710
  Nabors Industries, Ltd.*................    233,872        5,044,619
  National-Oilwell Varco, Inc. ...........    109,089        4,803,189
  Rowan Cos., Inc.*.......................    175,200        5,220,960
  Schlumberger, Ltd. .....................     72,045        5,145,454
  Smith International, Inc. ..............    106,887        5,104,923
                                                        --------------
TOTAL ENERGY EQUIPMENT & SERVICES                           53,727,081
                                                        --------------
  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. .................     76,039        4,492,384
  CVS Caremark Corp. .....................    134,902        4,981,931


See Notes to Financial Statements.

                                                       SEMI-ANNUAL REPORT      9



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                MARKET
                                               SHARES            VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Kroger Co.(The).........................    213,205       $4,739,547
  Safeway, Inc. ..........................    192,145        4,534,622
  SUPERVALU, Inc. ........................    277,812        4,139,399
  Sysco Corp. ............................    161,016        5,078,444
  Wal-Mart Stores, Inc. ..................     83,666        4,488,681
  Walgreen Co. ...........................    134,552        4,729,503
  Whole Foods Market, Inc.*...............    129,807        5,065,069
                                                        --------------
TOTAL FOOD & STAPLES RETAILING                              42,249,580
                                                        --------------
  FOOD PRODUCTS 2.7%
  Archer-Daniels-Midland Co. .............    160,115        4,473,613
  Campbell Soup Co. ......................    131,489        4,715,196
  ConAgra Foods, Inc. ....................    179,513        4,392,683
  Dean Foods Co.*.........................    296,782        4,659,477
  General Mills, Inc. ....................     63,077        4,489,821
  H.J. Heinz Co. .........................     97,769        4,582,433
  Hershey Co.(The)........................    109,089        5,128,274
  Hormel Foods Corp. .....................    112,102        4,569,278
  J.M. Smucker Co.(The)...................     77,450        4,729,871
  Kellogg Co. ............................     87,229        4,792,361
  Kraft Foods, Inc. -- Class A............    156,212        4,623,875
  McCormick & Co., Inc. ..................    118,728        4,698,067
  Sara Lee Corp. .........................    333,709        4,745,342
  Tyson Foods, Inc. -- Class A............    260,368        5,100,609
                                                        --------------
TOTAL FOOD PRODUCTS                                         65,700,900
                                                        --------------
  GAS UTILITIES 0.8%
  EQT Corp. ..............................    111,411        4,845,264
  Nicor, Inc. ............................    107,117        4,660,661
  Oneok, Inc. ............................    101,022        4,964,221
  Questar Corp. ..........................    108,979        5,225,543
                                                        --------------
TOTAL GAS UTILITIES                                         19,695,689
                                                        --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.5%
  Baxter International, Inc. .............     78,521        3,707,762
  Becton, Dickinson & Co. ................     58,733        4,485,439
  Boston Scientific Corp.*................    649,580        4,469,110
  C.R. Bard, Inc. ........................     55,360        4,790,301
  CareFusion Corp.*.......................    183,537        5,061,951
  Dentsply International, Inc. ...........    135,893        4,979,120
  Hospira, Inc.*..........................     81,554        4,386,790
  Intuitive Surgical, Inc.*...............     13,202        4,760,113
  Medtronic, Inc. ........................    103,594        4,526,022
  St Jude Medical, Inc.*..................    117,827        4,809,698
  Stryker Corp. ..........................     81,894        4,703,991
  Varian Medical Systems, Inc.*...........     86,809        4,894,291
  Zimmer Holdings, Inc.*..................     81,454        4,961,363
                                                        --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                      60,535,951
                                                        --------------
  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Aetna, Inc. ............................    134,672        3,979,558
  AmerisourceBergen Corp. ................    162,187        5,003,469
  Cardinal Health, Inc. ..................    129,707        4,499,536
  CIGNA Corp. ............................    125,244        4,015,323
  Coventry Health Care, Inc.*.............    175,810        4,173,729
  DaVita, Inc.*...........................     72,946        4,554,019
  Express Scripts, Inc.*..................     46,082        4,614,191
  Humana, Inc.*...........................     92,324        4,221,053
  Laboratory Corp. of America Holdings*...     61,476        4,830,169
  McKesson Corp. .........................     72,646        4,708,187
  Medco Health Solutions, Inc.*...........     70,534        4,155,863
  Patterson Cos., Inc. ...................    150,366        4,810,208
  Quest Diagnostics, Inc. ................     80,953        4,627,274
  Tenet Healthcare Corp.*.................    809,372        5,058,575
  UnitedHealth Group, Inc. ...............    135,472        4,106,156
  WellPoint, Inc.*........................     71,155        3,828,139
                                                        --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                      71,185,449
                                                        --------------
  HEALTH CARE TECHNOLOGY 0.2%
  Cerner Corp.*...........................     58,588        4,974,707
                                                        --------------
TOTAL HEALTH CARE TECHNOLOGY                                 4,974,707
                                                        --------------
  HOTELS, RESTAURANTS & LEISURE 2.2%
  Carnival Corp. .........................    123,402        5,145,863
  Darden Restaurants, Inc. ...............    106,116        4,748,691
  International Game Technology...........    272,218        5,738,356
  Marriott International, Inc. --
     Class A..............................    159,605        5,867,080
  McDonald's Corp. .......................     70,033        4,943,630
  Starbucks Corp. ........................    185,848        4,828,331
  Starwood Hotels & Resorts Worldwide,
     Inc. ................................    108,649        5,922,457
  Wyndham Worldwide Corp. ................    193,636        5,191,381
  Wynn Resorts Ltd. ......................     64,429        5,685,215
  Yum! Brands, Inc. ......................    121,801        5,166,798
                                                        --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                         53,237,802
                                                        --------------
  HOUSEHOLD DURABLES 1.9%
  D.R. Horton, Inc. ......................    367,036        5,391,759
  Fortune Brands, Inc. ...................     93,856        4,919,932
  Harman International Industries, Inc.*..    105,626        4,170,114
  Leggett & Platt, Inc. ..................    216,106        5,301,080
  Lennar Corp. -- Class A.................    283,961        5,650,824
  Newell Rubbermaid, Inc. ................    301,364        5,144,283
  Pulte Homes, Inc.*......................    408,606        5,348,653
  Stanley Black & Decker, Inc. ...........     79,492        4,940,428
  Whirlpool Corp. ........................     53,709        5,847,299
                                                        --------------
TOTAL HOUSEHOLD DURABLES                                    46,714,372
                                                        --------------
  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. .............................     71,955        4,655,489
  Colgate-Palmolive Co. ..................     54,770        4,606,157
  Kimberly-Clark Corp. ...................     75,769        4,641,609
  Procter & Gamble Co. ...................     72,626        4,514,432
                                                        --------------
TOTAL HOUSEHOLD PRODUCTS                                    18,417,687
                                                        --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  AES Corp.(The)*.........................    404,457        4,667,434
  Constellation Energy Group, Inc. .......    128,217        4,532,471
  NRG Energy, Inc.*.......................    211,281        5,106,662
                                                        --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS          14,306,567
                                                        --------------
  INDUSTRIAL CONGLOMERATES 0.6%
  3M Co. .................................     56,451        5,005,510
  General Electric Co. ...................    256,983        4,846,699
  Textron, Inc. ..........................    206,920        4,726,053
                                                        --------------
TOTAL INDUSTRIAL CONGLOMERATES                              14,578,262
                                                        --------------
  INSURANCE 4.1%
  AFLAC, Inc. ............................     85,178        4,340,671
  Allstate Corp. .........................    148,735        4,859,173
  American International Group, Inc.*.....    135,161        5,257,763
  Aon Corp. ..............................    109,009        4,628,522
  Assurant, Inc. .........................    139,617        5,086,247
  Berkshire Hathaway, Inc. -- Class B*....     56,431        4,345,187
  Chubb Corp. ............................     90,271        4,772,628
  Cincinnati Financial Corp. .............    157,873        4,483,593


See Notes to Financial Statements.

10


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                MARKET
                                               SHARES            VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Genworth Financial, Inc. -- Class A*....    288,587       $4,767,457
  Hartford Financial Services Group,
     Inc. ................................    169,984        4,856,443
  Lincoln National Corp. .................    160,256        4,902,231
  Loews Corp. ............................    124,703        4,643,940
  Marsh & McLennan Cos., Inc. ............    188,131        4,556,533
  MetLife, Inc. ..........................    110,451        5,034,357
  Principal Financial Group, Inc. ........    168,974        4,937,420
  Progressive Corp. ......................    256,583        5,154,753
  Prudential Financial, Inc. .............     79,663        5,063,380
  Torchmark Corp. ........................     86,959        4,655,785
  Travelers Cos., Inc.(The)...............     87,469        4,438,177
  Unum Group..............................    193,486        4,734,602
  XL Capital, Ltd. -- Class A.............    244,154        4,345,941
                                                        --------------
TOTAL INSURANCE                                             99,864,803
                                                        --------------
  INTERNET & CATALOG RETAIL 0.6%
  Amazon.com, Inc.*.......................     35,562        4,874,127
  Expedia, Inc. ..........................    204,426        4,826,498
  Priceline.com, Inc.*....................     19,358        5,072,764
                                                        --------------
TOTAL INTERNET & CATALOG RETAIL                             14,773,389
                                                        --------------
  INTERNET SOFTWARE & SERVICES 1.0%
  Akamai Technologies, Inc.*..............    147,374        5,722,532
  eBay, Inc.*.............................    169,745        4,041,629
  Google, Inc. -- Class A*................      8,318        4,370,610
  VeriSign, Inc.*.........................    173,297        4,725,809
  Yahoo!, Inc.*...........................    281,586        4,654,617
                                                        --------------
TOTAL INTERNET SOFTWARE & SERVICES                          23,515,197
                                                        --------------
  IT SERVICES 2.1%
  Automatic Data Processing, Inc. ........    103,554        4,490,101
  Cognizant Technology Solutions
     Corp. -- Class A*....................     90,462        4,629,845
  Computer Sciences Corp.*................     85,097        4,458,232
  Fidelity National Information Services,
     Inc. ................................    196,908        5,176,711
  Fiserv, Inc.*...........................     91,233        4,661,094
  Mastercard, Inc. -- Class A.............     18,967        4,704,575
  Paychex, Inc. ..........................    144,311        4,415,916
  SAIC, Inc.*.............................    245,160        4,268,236
  Total System Services, Inc. ............    306,668        4,909,755
  Visa, Inc. -- Class A...................     52,077        4,698,908
  Western Union Co. ......................    278,963        5,091,075
                                                        --------------
TOTAL IT SERVICES                                           51,504,448
                                                        --------------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Eastman Kodak Co.*......................    787,958        4,822,303
  Hasbro, Inc. ...........................    121,801        4,672,286
  Mattel, Inc. ...........................    199,402        4,596,216
                                                        --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                          14,090,805
                                                        --------------
  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Life Technologies Corp.*................     86,499        4,732,360
  Millipore Corp.*........................     43,960        4,666,354
  PerkinElmer, Inc. ......................    193,988        4,859,399
  Thermo Fisher Scientific, Inc.*.........     92,764        5,127,994
  Waters Corp.*...........................     71,245        5,128,928
                                                        --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES                        24,515,035
                                                        --------------
  MACHINERY 2.5%
  Caterpillar, Inc. ......................     78,311        5,332,196
  Cummins, Inc. ..........................     79,372        5,733,039
  Danaher Corp. ..........................     60,175        5,071,549
  Deere & Co. ............................     78,261        4,681,573
  Dover Corp. ............................     99,390        5,190,146
  Eaton Corp. ............................     62,317        4,808,380
  Flowserve Corp. ........................     44,170        5,060,999
  Illinois Tool Works, Inc. ..............     99,090        5,063,499
  PACCAR, Inc. ...........................    110,260        5,129,295
  Pall Corp. .............................    120,029        4,679,931
  Parker-Hannifin Corp. ..................     71,035        4,914,201
  Snap-on, Inc. ..........................    108,108        5,208,643
                                                        --------------
TOTAL MACHINERY                                             60,873,451
                                                        --------------
  MEDIA 3.5%
  CBS Corp. -- Class B....................    329,391        5,339,428
  Comcast Corp. -- Class A................    265,870        5,248,274
  DIRECTV -- Class A*.....................    140,166        5,078,214
  Discovery Communications, Inc. --
     Class A*.............................    143,010        5,534,487
  Gannett Co., Inc. ......................    283,432        4,824,013
  Interpublic Group of Cos., Inc.*........    536,839        4,783,235
  McGraw-Hill Cos., Inc. .................    129,348        4,361,615
  Meredith Corp. .........................    135,023        4,851,376
  New York Times Co. -- Class A*..........    417,131        4,137,940
  News Corp. -- Class A...................    330,441        5,095,400
  Omnicom Group, Inc. ....................    118,638        5,061,097
  Scripps Networks Interactive --
     Class A..............................    112,592        5,104,921
  Time Warner Cable, Inc. ................     95,406        5,366,588
  Time Warner, Inc. ......................    148,735        4,920,154
  Viacom, Inc. -- Class B*................    146,553        5,177,717
  Walt Disney Co.(The)....................    137,945        5,081,894
  Washington Post Co. -- Class B..........     10,289        5,218,169
                                                        --------------
TOTAL MEDIA                                                 85,184,522
                                                        --------------
  METALS & MINING 1.7%
  AK Steel Holding Corp. .................    208,781        3,497,082
  Alcoa, Inc. ............................    324,395        4,359,869
  Allegheny Technologies, Inc. ...........     90,422        4,834,864
  Cliffs Natural Resources, Inc. .........     72,416        4,528,173
  Freeport-McMoRan Copper & Gold, Inc. ...     58,644        4,429,381
  Newmont Mining Corp. ...................     90,943        5,100,084
  Nucor Corp. ............................    104,495        4,735,713
  Titanium Metals Corp.*..................    314,296        4,846,444
  United States Steel Corp. ..............     78,101        4,269,001
                                                        --------------
TOTAL METALS & MINING                                       40,600,611
                                                        --------------
  MULTI-UTILITIES 3.0%
  Ameren Corp. ...........................    178,592        4,636,248
  CenterPoint Energy, Inc. ...............    320,412        4,601,116
  CMS Energy Corp. .......................    294,116        4,782,326
  Consolidated Edison, Inc. ..............    104,985        4,745,322
  Dominion Resources, Inc. ...............    114,293        4,777,447
  DTE Energy Co. .........................    103,093        4,965,990
  Integrys Energy Group, Inc. ............    100,541        4,987,839
  NiSource, Inc. .........................    296,048        4,825,582
  PG&E Corp. .............................    107,537        4,710,121
  Public Service Enterprise Group, Inc. ..    150,226        4,826,761
  SCANA Corp. ............................    122,521        4,835,904
  Sempra Energy...........................     91,843        4,516,839
  TECO Energy, Inc. ......................    292,675        4,954,988
  Wisconsin Energy Corp. .................     91,993        4,830,553
  Xcel Energy, Inc. ......................    215,075        4,677,881
                                                        --------------
TOTAL MULTI-UTILITIES                                       71,674,917
                                                        --------------


See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      11



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                MARKET
                                               SHARES            VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  MULTILINE RETAIL 1.6%
  Big Lots, Inc.*.........................    126,665       $4,838,603
  Family Dollar Stores, Inc. .............    129,428        5,120,172
  J.C. Penney Co., Inc. ..................    147,244        4,295,107
  Kohl's Corp.*...........................     83,946        4,616,190
  Macy's, Inc. ...........................    220,809        5,122,769
  Nordstrom, Inc. ........................    114,094        4,715,505
  Sears Holdings Corp.*...................     44,881        5,428,357
  Target Corp. ...........................     86,979        4,946,496
                                                        --------------
TOTAL MULTILINE RETAIL                                      39,083,199
                                                        --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp. ............................    482,630        5,260,667
                                                        --------------
TOTAL OFFICE ELECTRONICS                                     5,260,667
                                                        --------------
  OIL, GAS & CONSUMABLE FUELS 5.6%
  Anadarko Petroleum Corp. ...............     66,260        4,118,722
  Apache Corp. ...........................     45,491        4,629,164
  Cabot Oil & Gas Corp. ..................    120,950        4,369,923
  Chesapeake Energy Corp. ................    192,704        4,586,355
  Chevron Corp. ..........................     62,256        5,070,129
  ConocoPhillips..........................     88,620        5,245,418
  CONSOL Energy, Inc. ....................    100,742        4,501,153
  Denbury Resources, Inc.*................    299,072        5,727,229
  Devon Energy Corp. .....................     71,795        4,833,957
  El Paso Corp. ..........................    415,118        5,022,928
  EOG Resources, Inc. ....................     50,606        5,673,945
  Exxon Mobil Corp. ......................     69,333        4,704,244
  Hess Corp. .............................     76,109        4,836,727
  Marathon Oil Corp. .....................    145,532        4,678,854
  Massey Energy Co. ......................     91,484        3,351,059
  Murphy Oil Corp. .......................     84,497        5,082,494
  Noble Energy, Inc. .....................     63,178        4,826,799
  Occidental Petroleum Corp. .............     56,281        4,989,873
  Peabody Energy Corp. ...................     98,570        4,605,190
  Pioneer Natural Resources Co. ..........     87,819        5,631,832
  Range Resources Corp. ..................     96,448        4,606,356
  Southwestern Energy Co.*................    116,316        4,615,419
  Spectra Energy Corp. ...................    208,409        4,864,266
  Sunoco, Inc. ...........................    156,301        5,123,547
  Tesoro Corp. ...........................    337,984        4,444,490
  Valero Energy Corp. ....................    229,157        4,764,174
  Williams Cos., Inc.(The)................    206,277        4,870,200
  XTO Energy, Inc. .......................     98,259        4,669,268
                                                        --------------
TOTAL OIL, GAS & CONSUMABLE FUELS                          134,443,715
                                                        --------------
  PAPER & FOREST PRODUCTS 0.6%
  International Paper Co. ................    178,503        4,773,170
  MeadWestvaco Corp. .....................    185,069        5,028,325
  Weyerhaeuser Co. .......................    104,475        5,173,602
                                                        --------------
TOTAL PAPER & FOREST PRODUCTS                               14,975,097
                                                        --------------
  PERSONAL PRODUCTS 0.6%
  Avon Products, Inc. ....................    144,861        4,683,356
  Estee Lauder Cos., Inc -- Class A.......     73,487        4,844,263
  Mead Johnson Nutrition Co. .............     90,312        4,661,003
                                                        --------------
TOTAL PERSONAL PRODUCTS                                     14,188,622
                                                        --------------
  PHARMACEUTICALS 2.0%
  Abbott Laboratories.....................     86,389        4,419,661
  Allergan, Inc. .........................     72,336        4,607,080
  Bristol-Myers Squibb Co. ...............    177,602        4,491,555
  Eli Lilly & Co. ........................    127,886        4,472,173
  Forest Laboratories, Inc.*..............    149,046        4,062,994
  Johnson & Johnson, Inc. ................     71,325        4,586,198
  King Pharmaceuticals, Inc.*.............    377,875        3,703,175
  Merck & Co., Inc. ......................    121,531        4,258,446
  Mylan, Inc.*............................    204,697        4,509,475
  Pfizer, Inc. ...........................    273,049        4,565,379
  Watson Pharmaceuticals, Inc.*...........    114,244        4,891,928
                                                        --------------
TOTAL PHARMACEUTICALS                                       48,568,064
                                                        --------------
  PROFESSIONAL SERVICES 0.8%
  Dun & Bradstreet Corp. .................     62,567        4,815,782
  Equifax, Inc. ..........................    130,888        4,397,837
  Monster Worldwide, Inc.*................    276,592        4,820,999
  Robert Half International, Inc. ........    148,735        4,072,364
                                                        --------------
TOTAL PROFESSIONAL SERVICES                                 18,106,982
                                                        --------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.9%
  Apartment Investment & Management
     Co. -- Class A.......................    257,835        5,778,082
  AvalonBay Communities, Inc. ............     52,808        5,494,144
  Boston Properties, Inc. ................     60,935        4,805,334
  Equity Residential......................    117,927        5,338,555
  HCP, Inc. ..............................    139,537        4,481,929
  Health Care REIT, Inc. .................    101,402        4,555,992
  Host Hotels & Resorts, Inc. ............    339,361        5,518,010
  Kimco Realty Corp. .....................    298,500        4,653,615
  Plum Creek Timber Co., Inc. ............    120,570        4,798,686
  ProLogis................................    326,560        4,300,795
  Public Storage, Inc. ...................     50,776        4,920,702
  Simon Property Group, Inc. .............     54,940        4,890,759
  Ventas, Inc. ...........................     98,069        4,631,799
  Vornado Realty Trust....................     61,496        5,126,922
                                                        --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                 69,295,324
                                                        --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group, Inc. --
     Class A*.............................    311,216        5,390,261
                                                        --------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                   5,390,261
                                                        --------------
  ROAD & RAIL 0.9%
  CSX Corp. ..............................     90,292        5,060,867
  Norfolk Southern Corp. .................     83,756        4,969,243
  Ryder System, Inc. .....................    120,449        5,603,288
  Union Pacific Corp. ....................     63,267        4,786,781
                                                        --------------
TOTAL ROAD & RAIL                                           20,420,179
                                                        --------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.6%
  Advanced Micro Devices, Inc.*...........    504,902        4,574,412
  Altera Corp. ...........................    187,031        4,743,106
  Analog Devices, Inc. ...................    155,241        4,646,363
  Applied Materials, Inc. ................    370,297        5,102,693
  Broadcom Corp. -- Class A...............    137,815        4,753,239
  Intel Corp. ............................    211,201        4,821,719
  KLA-Tencor Corp. .......................    160,406        5,463,428
  Linear Technology Corp. ................    163,548        4,916,253
  LSI Corp.*..............................    717,557        4,319,693
  MEMC Electronic Materials, Inc.*........    327,606        4,249,050
  Microchip Technology, Inc. .............    163,859        4,786,322
  Micron Technology, Inc.*................    462,553        4,324,871
  National Semiconductor Corp. ...........    319,309        4,719,387
  Novellus Systems, Inc.*.................    200,161        5,244,218
  NVIDIA Corp.*...........................    268,504        4,220,883
  Teradyne, Inc.*.........................    437,875        5,355,211


See Notes to Financial Statements.

12


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                MARKET
                                               SHARES            VALUE
----------------------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Texas Instruments, Inc. ................    189,883       $4,938,857
  Xilinx, Inc. ...........................    174,568        4,500,363
                                                        --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT              85,680,068
                                                        --------------
  SOFTWARE 2.9%
  Adobe Systems, Inc.*....................    133,461        4,482,955
  Autodesk, Inc.*.........................    159,205        5,414,562
  BMC Software, Inc.*.....................    117,767        4,635,309
  CA, Inc. ...............................    198,190        4,520,714
  Citrix Systems, Inc.*...................     95,807        4,502,929
  Compuware Corp.*........................    533,726        4,590,044
  Electronic Arts, Inc.*..................    251,538        4,872,291
  Intuit, Inc.*...........................    134,152        4,850,936
  McAfee, Inc.*...........................    112,522        3,910,139
  Microsoft Corp. ........................    157,102        4,797,895
  Novell, Inc.*...........................    813,376        4,563,039
  Oracle Corp. ...........................    184,927        4,778,514
  Red Hat, Inc.*..........................    154,600        4,617,902
  Salesforce.com, Inc.*...................     60,915        5,214,324
  Symantec Corp.*.........................    269,175        4,514,065
                                                        --------------
TOTAL SOFTWARE                                              70,265,618
                                                        --------------
  SPECIALTY RETAIL 3.9%
  Abercrombie & Fitch Co. -- Class A......    105,206        4,600,658
  AutoNation, Inc.*.......................    252,427        5,099,025
  AutoZone, Inc.*.........................     26,824        4,962,708
  Bed Bath & Beyond, Inc.*................    105,986        4,871,117
  Best Buy Co., Inc. .....................    112,563        5,132,873
  GameStop Corp. -- Class A*..............    218,529        5,312,440
  Gap, Inc.(The)..........................    199,931        4,944,294
  Home Depot, Inc. .......................    142,930        5,038,283
  Limited Brands, Inc. ...................    188,421        5,049,683
  Lowe's Cos., Inc. ......................    186,320        5,052,998
  O'Reilly Automotive, Inc.*..............    110,070        5,381,322
  Office Depot, Inc.*.....................    587,933        4,033,220
  RadioShack Corp. .......................    213,051        4,591,249
  Ross Stores, Inc. ......................     86,338        4,834,928
  Sherwin-Williams Co.(The)...............     70,864        5,532,353
  Staples, Inc. ..........................    193,967        4,564,044
  Tiffany & Co. ..........................     98,469        4,773,777
  TJX Cos., Inc. .........................    107,768        4,993,969
  Urban Outfitters, Inc.*.................    130,128        4,881,101
                                                        --------------
TOTAL SPECIALTY RETAIL                                      93,650,042
                                                        --------------
  TEXTILES, APPAREL & LUXURY GOODS 0.8%
  Coach, Inc. ............................    122,371        5,108,989
  NIKE, Inc. -- Class B...................     62,947        4,778,307
  Polo Ralph Lauren Corp. ................     55,971        5,031,793
  V.F. Corp. .............................     58,123        5,022,990
                                                        --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                      19,942,079
                                                        --------------
  THRIFTS & MORTGAGE FINANCE 0.4%
  Hudson City Bancorp, Inc. ..............    333,774        4,439,194
  People's United Financial, Inc. ........    294,217        4,569,190
                                                        --------------
TOTAL THRIFTS & MORTGAGE FINANCE                             9,008,384
                                                        --------------
  TOBACCO 0.8%
  Altria Group, Inc. .....................    227,837        4,827,866
  Lorillard, Inc. ........................     60,415        4,734,723
  Philip Morris International, Inc. ......     88,320        4,334,746
  Reynolds American, Inc. ................     86,709        4,631,995
                                                        --------------
TOTAL TOBACCO                                               18,529,330
                                                        --------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co. ...........................     99,050        5,417,045
  W.W. Grainger, Inc. ....................     43,249        4,780,744
                                                        --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                      10,197,789
                                                        --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  American Tower Corp. -- Class A*........    104,585        4,268,114
  MetroPCS Communications, Inc.*..........    659,547        5,032,344
  Sprint Nextel Corp.*....................  1,237,910        5,261,117
                                                        --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                   14,561,575
                                                        --------------
TOTAL COMMON STOCKS
  (Cost $2,184,196,334)                                  2,402,712,132
                                                        --------------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market Fund.......  3,273,494        3,273,494
                                                        --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,273,494)                                          3,273,494
                                                        --------------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $2,187,469,828)                                  2,405,985,626
                                                        --------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                  2,531,666
                                                        --------------
NET ASSETS--100.0%                                      $2,408,517,292
----------------------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.



See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      13



RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                                   MARKET
                                    SHARES          VALUE
---------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 1.2%
  United Technologies Corp. .....   55,790     $4,181,461
                                             ------------
TOTAL AEROSPACE & DEFENSE                       4,181,461
                                             ------------
  AIR FREIGHT & LOGISTICS 0.9%
  United Parcel Service,
     Inc. -- Class B.............   46,121      3,188,806
                                             ------------
TOTAL AIR FREIGHT & LOGISTICS                   3,188,806
                                             ------------
  BEVERAGES 4.4%
  Coca-Cola Co.(The).............  154,391      8,252,199
  PepsiCo, Inc. .................  107,787      7,029,868
                                             ------------
TOTAL BEVERAGES                                15,282,067
                                             ------------
  BIOTECHNOLOGY 1.8%
  Amgen, Inc.*...................   67,512      3,872,488
  Gilead Sciences, Inc.*.........   60,452      2,398,131
                                             ------------
TOTAL BIOTECHNOLOGY                             6,270,619
                                             ------------
  CAPITAL MARKETS 2.2%
  Goldman Sachs Group,
     Inc.(The)...................   33,578      4,875,526
  Morgan Stanley.................   90,642      2,739,201
                                             ------------
TOTAL CAPITAL MARKETS                           7,614,727
                                             ------------
  CHEMICALS 0.7%
  Monsanto Co. ..................   36,393      2,294,943
                                             ------------
TOTAL CHEMICALS                                 2,294,943
                                             ------------
  COMMERCIAL BANKS 4.3%
  U.S. Bancorp...................  126,551      3,387,770
  Wells Fargo & Co. .............  345,235     11,430,731
                                             ------------
TOTAL COMMERCIAL BANKS                         14,818,501
                                             ------------
  COMMUNICATIONS EQUIPMENT 4.2%
  Cisco Systems, Inc.*...........  384,660     10,355,047
  QUALCOMM, Inc. ................  110,373      4,275,850
                                             ------------
TOTAL COMMUNICATIONS EQUIPMENT                 14,630,897
                                             ------------
  COMPUTERS & PERIPHERALS 10.1%
  Apple, Inc.*...................   59,494     15,535,073
  Hewlett-Packard Co. ...........  159,487      8,288,540
  International Business Machines
     Corp. ......................   88,123     11,367,867
                                             ------------
TOTAL COMPUTERS & PERIPHERALS                  35,191,480
                                             ------------
  DIVERSIFIED FINANCIAL SERVICES 6.7%
  Bank of America Corp. .........  663,261     11,825,944
  JPMorgan Chase & Co. ..........  265,268     11,295,111
                                             ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES           23,121,055
                                             ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 4.5%
  AT&T, Inc. ....................  393,480     10,254,089
  Verizon Communications, Inc. ..  189,440      5,472,921
                                             ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     15,727,010
                                             ------------
  ENERGY EQUIPMENT & SERVICES 1.6%
  Schlumberger, Ltd. ............   79,788      5,698,459
                                             ------------
TOTAL ENERGY EQUIPMENT & SERVICES               5,698,459
                                             ------------
  FOOD & STAPLES RETAILING 3.3%
  CVS Caremark Corp. ............   97,091      3,585,570
  Wal-Mart Stores, Inc. .........  147,438      7,910,049
                                             ------------
TOTAL FOOD & STAPLES RETAILING                 11,495,619
                                             ------------
  FOOD PRODUCTS 1.0%
  Kraft Foods, Inc. -- Class A...  115,283      3,412,377
                                             ------------
TOTAL FOOD PRODUCTS                             3,412,377
                                             ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
  Medtronic, Inc. ...............   74,644      3,261,196
                                             ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          3,261,196
                                             ------------
  HOTELS, RESTAURANTS & LEISURE 1.5%
  McDonald's Corp. ..............   73,576      5,193,730
                                             ------------
TOTAL HOTELS, RESTAURANTS & LEISURE             5,193,730
                                             ------------
  HOUSEHOLD PRODUCTS 3.5%
  Procter & Gamble Co. ..........  194,378     12,082,537
                                             ------------
TOTAL HOUSEHOLD PRODUCTS                       12,082,537
                                             ------------
  INDUSTRIAL CONGLOMERATES 5.0%
  3M Co. ........................   46,309      4,106,219
  General Electric Co. ..........  706,222     13,319,347
                                             ------------
TOTAL INDUSTRIAL CONGLOMERATES                 17,425,566
                                             ------------
  INTERNET SOFTWARE & SERVICES 2.4%
  Google, Inc. -- Class A*.......   15,970      8,391,277
                                             ------------
TOTAL INTERNET SOFTWARE & SERVICES              8,391,277
                                             ------------
  IT SERVICES 0.8%
  Visa, Inc. -- Class A..........   29,963      2,703,562
                                             ------------
TOTAL IT SERVICES                               2,703,562
                                             ------------
  MEDIA 2.4%
  Comcast Corp. -- Class A.......  191,713      3,784,415
  Walt Disney Co.(The)...........  126,255      4,651,234
                                             ------------
TOTAL MEDIA                                     8,435,649
                                             ------------
  OIL, GAS & CONSUMABLE FUELS 12.5%
  Chevron Corp. .................  133,692     10,887,876
  ConocoPhillips.................   98,808      5,848,446
  Exxon Mobil Corp. .............  325,433     22,080,629
  Occidental Petroleum Corp. ....   54,062      4,793,137
                                             ------------
TOTAL OIL, GAS & CONSUMABLE FUELS              43,610,088
                                             ------------
  PHARMACEUTICALS 11.1%
  Abbott Laboratories............  103,066      5,272,857
  Bristol-Myers Squibb Co. ......  114,146      2,886,752
  Eli Lilly & Co. ...............   67,591      2,363,657
  Johnson & Johnson, Inc. .......  183,771     11,816,475
  Merck & Co., Inc. .............  203,376      7,126,295
  Pfizer, Inc. ..................  537,629      8,989,157
                                             ------------
TOTAL PHARMACEUTICALS                          38,455,193
                                             ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
  Intel Corp. ...................  372,463      8,503,330
                                             ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     8,503,330
                                             ------------

  SOFTWARE 6.4%
  Microsoft Corp. ...............  513,996     15,697,438
  Oracle Corp. ..................  254,909      6,586,848
                                             ------------
TOTAL SOFTWARE                                 22,284,286
                                             ------------
  SPECIALTY RETAIL 1.2%
  Home Depot, Inc. ..............  113,120      3,987,480
                                             ------------
TOTAL SPECIALTY RETAIL                          3,987,480
                                             ------------


See Notes to Financial Statements.

14


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                                   MARKET
                                    SHARES          VALUE
---------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  TOBACCO 2.7%
  Altria Group, Inc. ............  137,889     $2,921,868
  Philip Morris International,
     Inc. .......................  130,818      6,420,547
                                             ------------
TOTAL TOBACCO                                   9,342,415
                                             ------------
TOTAL COMMON STOCKS
  (Cost $391,977,776)                         346,604,330
                                             ------------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund........................  408,791        408,791
                                             ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $408,791)                                 408,791
                                             ------------
TOTAL INVESTMENTS 99.8%(A)
  (Cost $392,386,567)                         347,013,121
                                             ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.2%                               814,820
                                             ------------
NET ASSETS--100.0%                           $347,827,941
---------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.



See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      15




STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                   April 30, 2010
--------------------------------------------------------------------------------


                                                           RYDEX S&P EQUAL   RYDEX RUSSELL
                                                                WEIGHT ETF      TOP 50 ETF
                                                           ---------------   -------------
ASSETS
Investments at Market Value*.............................   $2,405,985,626    $347,013,121
Cash.....................................................        1,942,343         418,608
Receivables:
  Investments Sold.......................................       31,401,963              --
  Fund Shares Sold.......................................        2,228,913              --
  Dividends..............................................        1,661,952         453,873
                                                            --------------    ------------
     TOTAL ASSETS........................................    2,443,220,797     347,885,602
                                                            --------------    ------------
LIABILITIES
Payables:
  Investments Purchased..................................        9,457,323              --
  Fund Shares Repurchased................................       24,474,363              --
  Accrued Management Fees................................          771,819          57,661
                                                            --------------    ------------
     TOTAL LIABILITIES...................................       34,703,505          57,661
                                                            --------------    ------------
NET ASSETS...............................................   $2,408,517,292    $347,827,941
                                                            ==============    ============
NET ASSETS CONSIST OF:
Paid-in Capital..........................................   $2,654,083,093    $479,071,080
Undistributed Net Investment Income......................        1,163,573         544,466
Accumulated Net Realized Loss on Investment Securities...     (465,245,172)    (86,414,159)
Net Unrealized Appreciation (Depreciation) on Investment
  Securities.............................................      218,515,798     (45,373,446)
                                                            --------------    ------------
NET ASSETS...............................................   $2,408,517,292    $347,827,941
                                                            ==============    ============
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value..................................................       55,108,863       4,000,785
                                                            ==============    ============
Net Asset Value, Offering Price and Repurchase Price Per
  Share..................................................   $        43.70    $      86.94
                                                            ==============    ============
*Total Cost of Investments...............................   $2,187,469,828    $392,386,567
                                                            ==============    ============





See Notes to Financial Statements.

16



STATEMENT OF OPERATIONS (Unaudited)      For the Six Months Ended April 30, 2010
--------------------------------------------------------------------------------


                                                           RYDEX S&P EQUAL   RYDEX RUSSELL
                                                                WEIGHT ETF      TOP 50 ETF
                                                           ---------------   -------------
INVESTMENT INCOME
  Dividends..............................................    $ 16,524,046     $ 3,807,789
                                                             ------------     -----------
EXPENSES
  Management Fee.........................................       3,701,264         338,416
                                                             ------------     -----------
Net Investment Income....................................      12,822,782       3,469,373
                                                             ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments............................................     (25,566,510)       (900,255)
  In-kind Redemptions....................................      84,938,605       2,316,892
                                                             ------------     -----------
     Net Realized Gain...................................      59,372,095       1,416,637
Net Change in Unrealized Appreciation on:
  Investment Securities..................................     279,908,464      31,142,426
                                                             ------------     -----------
Net Realized and Unrealized Gain on Investments..........     339,280,559      32,559,063
                                                             ------------     -----------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS........................................    $352,103,341     $36,028,436
                                                             ============     ===========





See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      17




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                         RYDEX S&P EQUAL WEIGHT ETF           RYDEX RUSSELL TOP 50 ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............   $   12,822,782    $   17,788,125     $  3,469,373      $   9,973,248
  Net Realized Gain (Loss).........       59,372,095      (285,269,706)       1,416,637        (99,874,399)
  Net Change in Unrealized
     Appreciation on Investments...      279,908,464       498,523,486       31,142,426         79,986,595
                                      --------------    --------------     ------------      -------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................      352,103,341       231,041,905       36,028,436         (9,914,556)
                                      --------------    --------------     ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............      (11,718,607)      (17,303,063)      (3,516,862)       (10,220,260)
                                      --------------    --------------     ------------      -------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      993,365,553     1,265,540,179       25,240,764        218,923,660
  Value of Shares Purchased through
     Dividend Reinvestments........           10,909            21,599            9,726             27,664
  Value of Shares Redeemed.........     (424,594,421)     (823,367,019)     (25,596,182)      (318,032,504)
                                      --------------    --------------     ------------      -------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................      568,782,041       442,194,759         (345,692)       (99,081,180)
                                      --------------    --------------     ------------      -------------
     Increase (Decrease) in Net
       Assets......................      909,166,775       655,933,601       32,165,882       (119,215,996)
NET ASSETS--BEGINNING OF PERIOD....    1,499,350,517       843,416,916      315,662,059        434,878,055
                                      --------------    --------------     ------------      -------------
NET ASSETS--END OF PERIOD(1).......   $2,408,517,292    $1,499,350,517     $347,827,941      $ 315,662,059
                                      ==============    ==============     ============      =============
(1) Including Undistributed Net
  Investment Income................   $    1,163,573    $       59,398     $    544,466      $     591,955
                                      ==============    ==============     ============      =============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................       24,150,000        40,900,000          300,000          3,100,000
  Shares Purchased through Dividend
     Reinvestments.................              267               745              115                394
  Shares Redeemed..................      (10,700,000)      (27,350,000)        (300,000)        (4,800,000)
  Shares Outstanding, Beginning of
     Period........................       41,658,596        28,107,851        4,000,670          5,700,276
                                      --------------    --------------     ------------      -------------
  Shares Outstanding, End of
     Period........................       55,108,863        41,658,596        4,000,785          4,000,670
                                      ==============    ==============     ============      =============





See Notes to Financial Statements.

18



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                       RYDEX S&P EQUAL WEIGHT ETF
                         -----------------------------------------------------
                         SIX MONTHS ENDED
                           APRIL 30, 2010         YEAR ENDED        YEAR ENDED
                              (UNAUDITED)   OCTOBER 31, 2009  OCTOBER 31, 2008
                         ----------------   ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD..     $    35.99         $    30.01         $  50.63
                            ----------         ----------         --------
Net Investment
  Income*..............           0.28               0.54             0.72
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments..........           7.68               5.98           (20.64)
                            ----------         ----------         --------
TOTAL FROM INVESTMENT
  OPERATIONS...........           7.96               6.52           (19.92)
                            ----------         ----------         --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income..          (0.25)             (0.54)           (0.70)
                            ----------         ----------         --------
NET ASSET VALUE AT END
  OF PERIOD............     $    43.70         $    35.99         $  30.01
                            ==========         ==========         ========
TOTAL RETURN**.........          22.18%             22.21%          (39.75)%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  Omitted).............     $2,408,517         $1,499,351         $843,417
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses...............           0.40%***           0.40%            0.40%
Net Investment Income..           1.39%***           1.75%            1.65%
Portfolio Turnover
  Rate+................             10%                37%              32%
                                         RYDEX S&P EQUAL WEIGHT ETF
                         ----------------------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED
                         OCTOBER 31, 2007  OCTOBER 31, 2006(1)  OCTOBER 31, 2005(1)
                         ----------------  -------------------  -------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD..     $    46.06          $    39.68           $    35.70
                            ----------          ----------           ----------
Net Investment
  Income*..............           0.59                0.52                 0.43
Net Realized and
  Unrealized Gain
  (Loss) on
  Investments..........           4.56                6.36                 3.95
                            ----------          ----------           ----------
TOTAL FROM INVESTMENT
  OPERATIONS...........           5.15                6.88                 4.38
                            ----------          ----------           ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income..          (0.58)              (0.50)               (0.40)
                            ----------          ----------           ----------
NET ASSET VALUE AT END
  OF PERIOD............     $    50.63          $    46.06           $    39.68
                            ==========          ==========           ==========
TOTAL RETURN**.........          11.23%              17.42%               12.29%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  Omitted).............     $2,177,693          $1,759,797           $1,071,410
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses...............           0.40%               0.40%                0.40%
Net Investment Income..           1.22%               1.21%                1.11%
Portfolio Turnover
  Rate+................             25%                 16%                  22%



      * Based on average shares outstanding.
     ** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
    *** Annualized.
    (1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 share split which occurred on April 26, 2006.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      19




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                          RYDEX RUSSELL TOP 50 ETF
                           -----------------------------------------------------
                           SIX MONTHS ENDED
                             APRIL 30, 2010         YEAR ENDED        YEAR ENDED
                                (UNAUDITED)   OCTOBER 31, 2009  OCTOBER 31, 2008
                           ----------------   ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING
  OF PERIOD..............      $  78.90           $  76.29          $ 116.47
                               --------           --------          --------
Net Investment Income**..          0.86               1.95              2.34
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........          8.03               2.61            (40.20)
                               --------           --------          --------
TOTAL FROM INVESTMENT
  OPERATIONS.............          8.89               4.56            (37.86)
                               --------           --------          --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....         (0.85)             (1.95)            (2.32)
                               --------           --------          --------
NET ASSET VALUE AT END OF
  PERIOD.................      $  86.94           $  78.90          $  76.29
                               ========           ========          ========
TOTAL RETURN***..........         11.29%              6.35%           (32.92)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............      $347,828           $315,662          $434,878
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................          0.20%****          0.20%             0.20%
Net Investment Income....          2.05%****          2.79%             2.37%
Portfolio Turnover
  Rate+..................             1%                12%               10%
                                          RYDEX RUSSELL TOP 50 ETF
                           -----------------------------------------------------
                                 YEAR ENDED        YEAR ENDED         YEAR ENDED
                           OCTOBER 31, 2007  OCTOBER 31, 2006  OCTOBER 31, 2005*
                           ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING
  OF PERIOD..............      $ 104.15          $  91.39           $  91.51
                               --------          --------           --------
Net Investment Income**..          2.15              1.92               0.79
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........         12.25             12.71              (0.46)
                               --------          --------           --------
TOTAL FROM INVESTMENT
  OPERATIONS.............         14.40             14.63               0.33
                               --------          --------           --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....         (2.08)            (1.87)             (0.45)
                               --------          --------           --------
NET ASSET VALUE AT END OF
  PERIOD.................      $ 116.47          $ 104.15           $  91.39
                               ========          ========           ========
TOTAL RETURN***..........         13.96%            16.18%              0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............      $681,355          $364,541           $137,085
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................          0.20%             0.20%              0.20%****
Net Investment Income....          1.96%             1.98%              1.74%****
Portfolio Turnover
  Rate+..................             8%                7%                 1%



      * The Fund commenced operations on May 4, 2005.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



See Notes to Financial Statements.

20



NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2010
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2010, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively the "Funds"). The financial statements herein relate to the following two funds: Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF. Rydex S&P Equal Weight ETF commenced operations on April 24, 2003 and the Rydex Russell Top 50 ETF commenced operations on May 4, 2005.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index. Rydex Russell Top 50 ETF tracks the Russell Top 50(TM) Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, an affiliated entity, which acts as the Funds' investment advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments.

                                                      SEMI-ANNUAL REPORT      21




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------


In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds' net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant. For the six months ended April 30, 2010, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 -- 2009), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the six months ended April 30, 2010, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind net capital gains for the period ended April 30, 2010 are disclosed in the Fund's Statement of Operations.

At April 30, 2010, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                                            NET UNREALIZED
                                         IDENTIFIED   GROSS UNREALIZED   GROSS UNREALIZED     APPRECIATION
                                               COST       APPRECIATION       DEPRECIATION   (DEPRECIATION)
                                     --------------   ----------------   ----------------   --------------
Rydex S&P Equal Weight ETF.........  $2,187,469,828     $276,284,545       $(57,768,747)     $218,515,798
Rydex Russell Top 50 ETF...........     392,386,567       16,211,692        (61,585,138)      (45,373,446)


E. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

22



NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2010:

                                                 LEVEL 1         LEVEL 2         LEVEL 3
                                             INVESTMENTS     INVESTMENTS     INVESTMENTS
FUND                                       IN SECURITIES   IN SECURITIES   IN SECURITIES            TOTAL
----                                      --------------   -------------   -------------   --------------
ASSETS
Rydex S&P Equal Weight ETF..............  $2,405,985,626        $--             $--        $2,405,985,626
Rydex Russell Top 50 ETF................     347,013,121         --              --           347,013,121


For the six months ended April 30, 2010, there were no Level 3 Investments.

F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H. RISK DISCLOSURE

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

I. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 2E. The new disclosures and clarifications of existing disclosures are generally effective for the Funds' year ending October 31, 2011 and interim periods therein. Management is evaluating the impact of this update on current disclosures.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, Rydex Investments receives a management fee at the annual rate shown below of the average daily net assets of each Fund.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex S&P Equal Weight ETF..........................................      0.40%
Rydex Russell Top 50 ETF............................................      0.20%


Rydex Investments pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator

                                                      SEMI-ANNUAL REPORT      23




NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)             April 30, 2010
--------------------------------------------------------------------------------


maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Rydex Investments compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc., an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2010, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex S&P Equal Weight ETF........................................       $2,000
Rydex Russell Top 50 ETF..........................................          500


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2010 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                             SUBSCRIPTIONS    REDEMPTIONS
                                                             -------------   ------------
Rydex S&P Equal Weight ETF.................................   $948,606,505   $380,657,857
Rydex Russell Top 50 ETF...................................     25,144,992     25,574,595


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES          SALES
                                                             ------------   ------------
Rydex S&P Equal Weight ETF.................................  $187,938,348   $192,229,065
Rydex Russell Top 50 ETF...................................     5,206,152      3,969,073


There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2010.

6. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since April 30, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through June xx, 2010, the date the financial statements were available to be issued and there were no events or transactions to be reported.

24



SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended September 30, 2009 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

PENDING ACQUISITION TRANSACTION

On February 16, 2010, Security Benefit Corporation ("SBC"), the parent company of PADCO Advisors, Inc., PADCO Advisors II, Inc. and Security Investors, LLC, the Funds' investment advisers, as applicable (the "Investment Advisers"), and certain of SBC's affiliates entered into agreements with an investor group (the "Investors") led by Guggenheim Partners, LLC ("Guggenheim"). Under the agreements, a special purpose vehicle owned by the Investors and managed by an affiliate of Guggenheim would receive a 100% ownership stake in SBC and consequently acquire control of the Investment Advisers and affiliates (the "Purchase Transaction"). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. While the parties expect the Purchase Transaction's closing to take place on or about the end of the second quarter, 2010, it is subject to various conditions, and may be delayed or even terminated due to unforeseen circumstances.

                                                      SEMI-ANNUAL REPORT      25




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES



                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 152
Trustee, Chairman of            Rydex Variable Trust - 1998
the Board (1940)                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 152
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 152
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 152
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 152
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 152
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 152
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

26

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (concluded)



EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007);
                                           President and Chief Executive Officer of
                                           FortsmannLeff Associates (2003 to 2005)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NICK BONOS*                                Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and               Funds, Rydex Variable Trust, and Rydex
Secretary (1966)                           Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


                                                      SEMI-ANNUAL REPORT      27




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and                         Rydex Series Funds, Rydex Variable Trust,
Assistant Secretary (1960)                 Rydex Dynamic Funds and Rydex ETF Trust
                                           (2009 to present); Secretary of Rydex
                                           Distributors, Inc. (2008 to present);
                                           Chief Compliance Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate General Counsel and
                                           Assistant Secretary of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General Counsel and Assistant
                                           Secretary of Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of First
                                           Security Benefit Life and Annuity Company
                                           of New York (2004 to present); Chief
                                           Compliance Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of Security Global
                                           Investors, Inc. (2007 to present)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present) Director of
                                           Accounting of Rydex Investments (2003 to
                                           2004)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

[RYDEX SGI LOGO]

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com - 800.820.0888

ETF-SEMI-0410X1010

                                                                  APRIL 30, 2010
                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                             RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                            RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                               RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                     RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                               RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                           RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                                          RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                          RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                                            RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                           RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                            RYDEX S&P EQUAL WEIGHT UTILITIES ETF

                                                                    [RYDEX LOGO]

                                                          SEMI-ANNUAL REPORT   1






 TABLE OF CONTENTS
--------------------------------------------------------------------------------



LETTER TO OUR SHAREHOLDERS...............................................     2

FEES AND EXPENSES........................................................     3

PREMIUM AND DISCOUNT INFORMATION.........................................     4

PORTFOLIO SUMMARY........................................................     6

SCHEDULES OF INVESTMENTS.................................................    21

STATEMENTS OF ASSETS AND LIABILITIES.....................................    44

STATEMENTS OF OPERATIONS.................................................    48

STATEMENTS OF CHANGES IN NET ASSETS......................................    52

FINANCIAL HIGHLIGHTS.....................................................    60

NOTES TO FINANCIAL STATEMENTS............................................    75

SUPPLEMENTAL INFORMATION.................................................    81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................    82

2




LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

With the economy now showing signs of growth, despite having shrunk 2.4% last year, economic pundits are cautiously optimistic on the U.S. economy. In prepared remarks to the Dallas Regional Chamber, Fed Chairman Ben Bernanke said, "The economy has stabilized and is growing again, although we can hardly be satisfied when one out of every 10 U.S. workers is unemployed and family finances remain under great stress." Minutes of a March 16, 2010 Federal Reserve meeting showed policy makers warned against raising rates too soon because unemployment may hobble a recovery in the world's largest economy. Separately, New York Fed President William Dudley said that the benchmark federal funds rate "needs to be exceptionally low for an extended period to contribute to easier financial conditions to support economic activity." The Fed has kept its target rate for overnight loans between banks at zero to 0.25% since December 2008.

STEADY PROGRESS, BUT CERTAINTY STILL ELUSIVE

The S&P 500(R) Index returned 15.66% for the six months ended April 30, 2010, while the S&P Equal Weighted Index returned 22.54%. RydexSGI offers 10 equal weight ETFs which provide equal exposure to relevant indices, ensuring that smaller cap names are weighted as heavily as market giants, therefore eliminating the large-cap bias of traditional capitalization-weighted index products.

INCREASED DEMAND FOR ETFS

In the past decade, demand for ETFs has increased as institutional investors have found ETFs well suited for participating in, or hedging against, broad movements in the stock market. Individual investors and their financial advisors also have become increasingly aware of these investment vehicles. Assets in ETFs accounted for 6% of total net assets managed by investment companies at year-end 2009, according to The Investment Company Institute(1).

In a regulatory environment that emphasizes transparency and reduced risk, investment professionals are increasingly turning to exchange traded funds
(ETFs) -- there were 756 ETFs (a total of $691 billion in assets) in the marketplace in the beginning of the reporting period, and 839 (a total of $805 billion in assets) at the end of the reporting period(1). Due to their convenience, transparency and ability to provide access to difficult-to-reach areas of the market, ETFs can play an important role in investor portfolios. Needless to say, RydexSGI is a proud participant in the ETF space with more than two dozen exchange traded products. Our exchange traded product asset base grew 20% in the six-month period ended April 30, 2010 -- to $6.7 billion from $5.6 billion.

As one of the earlier entrants in the exchange traded product space, we are advocates on the numerous advantages ETFs offer investors. Thank you for the trust you place in us by investing with us.

Sincerely,

/s/ Michael Byrum
Michael Byrum
President & Chief Investment Officer

PERFORMANCE DISPLAYED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE IS SUBJECT TO DAILY MARKET VOLATILITY AND MAY BE BETTER OR WORSE SINCE THE END OF THE LAST QUARTER. FOR UP-TO-DATE FUND PERFORMANCE, CALL
800.820.0888 OR VISIT WWW.RYDEX-SGI.COM.


----------
(1) Investment Company Institute 2010 Investment Company Factbook, p. 46., http://www.ici.org/pdf/2010_factbook.pdf

                                                          SEMI-ANNUAL REPORT   3





FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2009 and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO    10/31/09     4/30/10   10/31/09 TO 4/30/10
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex S&P 500 Pure Value ETF...............    0.35%   $1,000.00   $1,297.90          $1.99
  Rydex S&P 500 Pure Growth ETF..............    0.35%    1,000.00    1,210.80           1.92
  Rydex S&P MidCap 400 Pure Value ETF........    0.35%    1,000.00    1,377.00           2.06
  Rydex S&P MidCap 400 Pure Growth ETF.......    0.35%    1,000.00    1,248.40           1.95
  Rydex S&P SmallCap 600 Pure Value ETF......    0.35%    1,000.00    1,389.50           2.07
  Rydex S&P SmallCap 600 Pure Growth ETF.....    0.35%    1,000.00    1,230.80           1.94
  Rydex S&P Equal Weight Consumer
     Discretionary ETF.......................    0.50%    1,000.00    1,329.90           2.89
  Rydex S&P Equal Weight Consumer Staples
     ETF.....................................    0.50%    1,000.00    1,127.10           2.64
  Rydex S&P Equal Weight Energy ETF..........    0.50%    1,000.00    1,135.00           2.65
  Rydex S&P Equal Weight Financials ETF......    0.50%    1,000.00    1,257.10           2.80
  Rydex S&P Equal Weight Health Care ETF.....    0.50%    1,000.00    1,171.10           2.69
  Rydex S&P Equal Weight Industrials ETF.....    0.50%    1,000.00    1,264.50           2.81
  Rydex S&P Equal Weight Materials ETF.......    0.50%    1,000.00    1,233.90           2.77
  Rydex S&P Equal Weight Technology ETF......    0.50%    1,000.00    1,212.80           2.74
  Rydex S&P Equal Weight Utilities ETF.......    0.50%    1,000.00    1,134.20           2.65
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex S&P 500 Pure Value ETF...............    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P 500 Pure Growth ETF..............    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P MidCap 400 Pure Value ETF........    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P MidCap 400 Pure Growth ETF.......    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P SmallCap 600 Pure Value ETF......    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P SmallCap 600 Pure Growth ETF.....    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P Equal Weight Consumer
     Discretionary ETF.......................    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Consumer Staples
     ETF.....................................    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Energy ETF..........    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Financials ETF......    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Health Care ETF.....    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Industrials ETF.....    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Materials ETF.......    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Technology ETF......    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Utilities ETF**.....    0.50%    1,000.00    1,022.32           2.51



--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

4




PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to April 30, 2010.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                  NUMBER OF DAYS
                                   ----------------------------------------------------------------------------
                                        RYDEX        RYDEX   RYDEX S&P    RYDEX S&P     RYDEX S&P     RYDEX S&P
                                      S&P 500      S&P 500  MIDCAP 400   MIDCAP 400  SMALLCAP 600  SMALLCAP 600
                                   PURE VALUE  PURE GROWTH  PURE VALUE  PURE GROWTH    PURE VALUE   PURE GROWTH
   PREMIUM/DISCOUNT RANGE                 ETF          ETF         ETF          ETF           ETF           ETF
---------------------------------------------------------------------------------------------------------------
Greater Than 3%                           2           2            6           0             4             4
Between 1.01% and 3%                     32          17           28          10            21            41
Between .51% and 1%                      45          31           37          24            42            41
Between .26% and .5%                     61          58           58          35            82            76
Between 0% and .25%                     483         486          398         483           424           353
Between -0.01% and -0.25%               401         446          453         473           418           430
Between -0.26% and -0.5%                 67          62           73          83            75           105
Between -0.51% and -1%                   39          29           42          35            52            63
Between -1.01% and -3%                   30          29           55          19            39            45
Less Than -3%                             3           3           13           1            X6             5
---------------------------------------------------------------------------------------------------------------
Total                                 1,163       1,163        1,163       1,163         1,163         1,163



                                                             PERCENTAGE OF TOTAL DAYS
                                   ----------------------------------------------------------------------------
                                        RYDEX        RYDEX   RYDEX S&P    RYDEX S&P     RYDEX S&P     RYDEX S&P
                                      S&P 500      S&P 500  MIDCAP 400   MIDCAP 400  SMALLCAP 600  SMALLCAP 600
                                   PURE VALUE  PURE GROWTH  PURE VALUE  PURE GROWTH    PURE VALUE   PURE GROWTH
   PREMIUM/DISCOUNT RANGE                 ETF          ETF         ETF          ETF           ETF           ETF
---------------------------------------------------------------------------------------------------------------
Greater Than 3%                        0.17%        0.17%       0.51%        0.00%        0.34%         0.34%
Between 1.01% and 3%                   2.75%        1.46%       2.41%        0.86%        1.81%         3.53%
Between .51% and 1%                    3.87%        2.67%       3.18%        2.06%        3.61%         3.53%
Between .26% and .5%                   5.25%        4.99%       4.99%        3.01%        7.05%         6.53%
Between 0% and .25%                   41.53%       41.79%      34.22%       41.53%       36.46%        30.35%
Between -0.01% and -0.25%             34.48%       38.35%      38.95%       40.67%       35.94%        36.97%
Between -0.26% and -0.5%               5.76%        5.33%       6.28%        7.14%        6.45%         9.03%
Between -0.51% and -1%                 3.35%        2.49%       3.61%        3.01%        4.47%         5.42%
Between -1.01% and -3%                 2.58%        2.49%       4.73%        1.63%        3.35%         3.87%
Less Than -3%                          0.26%        0.26%       1.12%        0.09%        0.52%         0.43%
---------------------------------------------------------------------------------------------------------------
Total                                100.00%      100.00%     100.00%      100.00%      100.00%       100.00%

                                                          SEMI-ANNUAL REPORT   5





PREMIUM AND DISCOUNT INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                                       NUMBER OF DAYS
                        -----------------------------------------------------------------------------------------------------------
                                RYDEX  RYDEX S&P
                            S&P EQUAL      EQUAL  RYDEX S&P   RYDEX S&P        RYDEX        RYDEX  RYDEX S&P       RYDEX      RYDEX
                               WEIGHT     WEIGHT      EQUAL       EQUAL    S&P EQUAL    S&P EQUAL      EQUAL   S&P EQUAL  S&P EQUAL
                             CONSUMER   CONSUMER     WEIGHT      WEIGHT       WEIGHT       WEIGHT     WEIGHT      WEIGHT     WEIGHT
   PREMIUM/DISCOUNT     DISCRETIONARY    STAPLES     ENERGY  FINANCIALS  HEALTH CARE  INDUSTRIALS  MATERIALS  TECHNOLOGY  UTILITIES
         RANGE                    ETF        ETF        ETF         ETF          ETF          ETF        ETF         ETF        ETF
-----------------------------------------------------------------------------------------------------------------------------------
Greater Than 30%               0            0          0           1           0            0           0           0          0
Between 10.01% and 30%         0            0          0           1           0            0           0           0          0
Between 8.01% and 10%          1            0          0           0           0            0           0           0          0
Between 3.01% and 8%           7            0          7          12           0            6           3           6          2
Between 1.01% and 3%          21           22         31          54           7           44          36          26         36
Between .51% and 1%           31           42         52          51          30           44          39          38         38
Between .26% and .5%          33           54         64          48          60           56          46          50         60
Between 0% and .25%          376          337        290         291         405          305         357         365        318
Between -0.01% and
  -0.25%                     388          374        327         327         377          361         353         351        363
Between -0.26% and
  -0.5%                       71           86         86          68          69           71          68          66         76
Between -0.51% and -1%        42           57         76          64          36           64          46          54         66
Between -1.01% and -3%        15           20         45          57           8           38          39          34         27
Between -3.01% and -8%         6            0         13          16           0            3           5           2          5
Between -8.01% and
  -10%                         1            0          0           1           0            0           0           0          0
Between -10.01% and
  -30%                         0            0          0           1           0            0           0           0          0
Less Than -30%                 0            0          1           0           0            0           0           0          1
-----------------------------------------------------------------------------------------------------------------------------------
Total                        992          992        992         992         992          992         992         992        992



                                                              PERCENTAGE OF TOTAL DAYS
                          ------------------------------------------------------------------------------------------------
                                  RYDEX      RYDEX
                              S&P EQUAL  S&P EQUAL      RYDEX       RYDEX        RYDEX        RYDEX      RYDEX       RYDEX
                                 WEIGHT     WEIGHT  S&P EQUAL   S&P EQUAL    S&P EQUAL    S&P EQUAL  S&P EQUAL   S&P EQUAL
                               CONSUMER   CONSUMER     WEIGHT      WEIGHT       WEIGHT       WEIGHT     WEIGHT      WEIGHT
    PREMIUM/DISCOUNT      DISCRETIONARY    STAPLES     ENERGY  FINANCIALS  HEALTH CARE  INDUSTRIALS  MATERIALS  TECHNOLOGY
          RANGE                     ETF        ETF        ETF         ETF          ETF          ETF        ETF         ETF
--------------------------------------------------------------------------------------------------------------------------
Greater Than 30%                0.00%        0.00%      0.00%      0.10%        0.00%        0.00%       0.00%      0.00%
Between 10.01% and 30%          0.00%        0.00%      0.00%      0.10%        0.00%        0.00%       0.00%      0.00%
Between 8.01% and 10%           0.10%        0.00%      0.00%      0.00%        0.00%        0.00%       0.00%      0.00%
Between 3.01% and 8%            0.71%        0.00%      0.71%      1.21%        0.00%        0.60%       0.30%      0.61%
Between 1.01% and 3%            2.12%        2.22%      3.13%      5.44%        0.71%        4.44%       3.63%      2.62%
Between .51% and 1%             3.13%        4.23%      5.24%      5.14%        3.02%        4.44%       3.93%      3.83%
Between .26% and .5%            3.33%        5.44%      6.45%      4.84%        6.05%        5.64%       4.64%      5.04%
Between 0% and .25%            37.90%       33.97%     29.23%     29.34%       40.83%       30.75%      35.99%     36.80%
Between -0.01% and
  -0.25%                       39.11%       37.70%     32.96%     32.96%       38.00%       36.39%      35.59%     35.38%
Between -0.26% and -0.5%        7.16%        8.67%      8.67%      6.86%        6.95%        7.16%       6.85%      6.65%
Between -0.51% and -1%          4.23%        5.75%      7.66%      6.45%        3.63%        6.45%       4.64%      5.44%
Between -1.01% and -3%          1.51%        2.02%      4.54%      5.75%        0.81%        3.83%       3.93%      3.43%
Between -3.01% and -8%          0.60%        0.00%      1.31%      1.61%        0.00%        0.30%       0.50%      0.20%
Between -8.01% and -10%         0.10%        0.00%      0.00%      0.10%        0.00%        0.00%       0.00%      0.00%
Between -10.01% and -30%        0.00%        0.00%      0.00%      0.10%        0.00%        0.00%       0.00%      0.00%
Less Than -30%                  0.00%        0.00%      0.10%      0.00%        0.00%        0.00%       0.00%      0.00%
--------------------------------------------------------------------------------------------------------------------------
Total                         100.00%      100.00%    100.00%    100.00%      100.00%      100.00%     100.00%    100.00%
                           PERCENT-
                            AGE OF
                            TOTAL
                             DAYS
                          ---------
                              RYDEX
                          S&P EQUAL
                             WEIGHT
    PREMIUM/DISCOUNT      UTILITIES
          RANGE                 ETF
-----------------------------------
Greater Than 30%              0.00%
Between 10.01% and 30%        0.00%
Between 8.01% and 10%         0.00%
Between 3.01% and 8%          0.20%
Between 1.01% and 3%          3.63%
Between .51% and 1%           3.83%
Between .26% and .5%          6.05%
Between 0% and .25%          32.06%
Between -0.01% and
  -0.25%                     36.59%
Between -0.26% and -0.5%      7.66%
Between -0.51% and -1%        6.65%
Between -1.01% and -3%        2.72%
Between -3.01% and -8%        0.51%
Between -8.01% and -10%       0.00%
Between -10.01% and -30%      0.00%
Less Than -30%                0.10%
-----------------------------------
Total                       100.00%

6



RYDEX S&P 500 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SEARS HOLDINGS CORP.                                                       2.93%
HUNTINGTON BANCSHARES, INC.                                                2.76%
VALERO ENERGY CORP.                                                        2.75%
TESORO CORP.                                                               2.66%
ZIONS BANCORP                                                              2.63%
SUNOCO, INC.                                                               2.30%
TYSON FOODS, INC. -- CLASS A                                               2.21%
SUNTRUST BANKS, INC.                                                       2.08%
INTEGRYS ENERGY GROUP, INC.                                                2.06%
GENWORTH FINANCIAL, INC. -- CLASS A                                        1.99%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   28.47
Utilities                                    14.55
Energy                                       13.04
Health Care                                  10.48
Consumer Discretionary                       10.21
Consumer Staples                              8.65
Industrials                                   6.62
Materials                                     3.61
Telecommunication Services                    2.45
Information Technology                        1.92




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT   7




RYDEX S&P 500 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
PRICELINE.COM, INC.                                                        1.97%
SALESFORCE.COM, INC.                                                       1.96%
RED HAT, INC.                                                              1.86%
AKAMAI TECHNOLOGIES, INC.                                                  1.81%
COGNIZANT TECHNOLOGY SOLUTIONS CORP. -- CLASS A                            1.81%
INTUITIVE SURGICAL, INC.                                                   1.78%
AMAZON.COM, INC.                                                           1.78%
APPLE, INC.                                                                1.63%
WYNN RESORTS LTD.                                                          1.57%
CLIFFS NATURAL RESOURCES, INC.                                             1.52%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       26.75
Consumer Discretionary                       21.07
Energy                                       17.06
Health Care                                  13.33
Financials                                    7.66
Industrials                                   6.75
Materials                                     5.47
Consumer Staples                              1.91




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

8



RYDEX S&P MIDCAP 400 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
KINDRED HEALTHCARE, INC.                                                   3.10%
CATHAY GENERAL BANCORP                                                     3.02%
TEREX CORP.                                                                2.75%
FOOT LOCKER, INC.                                                          2.53%
FRONTIER OIL CORP.                                                         2.52%
ASHLAND, INC.                                                              2.50%
FEDERAL SIGNAL CORP.                                                       2.27%
TRINITY INDUSTRIES, INC.                                                   2.05%
SMITHFIELD FOODS, INC.                                                     2.00%
REGIS CORP.                                                                1.95%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Industrials                                  21.83
Financials                                   16.32
Consumer Discretionary                       14.93
Health Care                                   9.18
Utilities                                     8.97
Information Technology                        8.62
Consumer Staples                              7.66
Energy                                        6.39
Materials                                     5.30
Telecommunication Services                    0.80




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT   9




RYDEX S&P MIDCAP 400 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
NETFLIX, INC.                                                              2.71%
BUCYRUS INTERNATIONAL, INC. -- CLASS A                                     2.31%
COMMUNITY HEALTH SYSTEMS, INC.                                             2.28%
GREEN MOUNTAIN COFFEE ROASTERS, INC.                                       2.14%
GUESS?, INC.                                                               2.00%
AEROPOSTALE, INC.                                                          2.00%
CHEESECAKE FACTORY, INC. (THE)                                             1.92%
JONES LANG LASALLE, INC.                                                   1.91%
NEWMARKET CORP.                                                            1.83%
RELIANCE STEEL & ALUMINUM CO.                                              1.79%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       31.08
Information Technology                       19.15
Health Care                                  13.38
Industrials                                   9.28
Energy                                        7.74
Financials                                    7.17
Materials                                     6.30
Consumer Staples                              4.40
Telecommunication Services                    1.50




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

10



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
QUIKSILVER, INC.                                                           4.06%
TUESDAY MORNING CORP.                                                      2.66%
NCI BUILDING SYSTEMS, INC.                                                 2.04%
NATIONAL FINANCIAL PARTNERS CORP.                                          1.80%
CIBER, INC.                                                                1.64%
ARCTIC CAT, INC.                                                           1.64%
BASIC ENERGY SERVICES, INC.                                                1.54%
SUSQUEHANNA BANCSHARES, INC.                                               1.46%
VOLT INFORMATION SCIENCES, INC.                                            1.43%
JAKKS PACIFIC, INC.                                                        1.26%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       28.21
Industrials                                  21.04
Financials                                   20.30
Health Care                                   8.14
Information Technology                        6.68
Energy                                        5.66
Consumer Staples                              4.49
Materials                                     4.12
Utilities                                     1.36




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  11




RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
DOLAN MEDIA CO.                                                            1.59%
PERFICIENT, INC.                                                           1.52%
BLUE COAT SYSTEMS, INC.                                                    1.40%
LUMBER LIQUIDATORS HOLDINGS, INC.                                          1.37%
TRUE RELIGION APPAREL, INC.                                                1.31%
ANDERSONS, INC. (THE)                                                      1.29%
CYBERSOURCE CORP.                                                          1.20%
WRIGHT EXPRESS CORP.                                                       1.20%
TRIQUINT SEMICONDUCTOR, INC.                                               1.11%
CROCS, INC.                                                                1.10%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       30.10
Consumer Discretionary                       25.72
Health Care                                  17.13
Financials                                    7.70
Energy                                        6.40
Consumer Staples                              5.38
Industrials                                   5.14
Materials                                     1.51
Telecommunication Services                    0.92




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

12



RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                                  1.46%
MARRIOTT INTERNATIONAL, INC. -- CLASS A                                    1.45%
WHIRLPOOL CORP.                                                            1.44%
INTERNATIONAL GAME TECHNOLOGY                                              1.42%
WYNN RESORTS LTD.                                                          1.40%
LENNAR CORP. -- CLASS A                                                    1.39%
HARLEY-DAVIDSON, INC.                                                      1.37%
SHERWIN-WILLIAMS CO. (THE)                                                 1.37%
DISCOVERY COMMUNICATIONS, INC. -- CLASS A                                  1.36%
SEARS HOLDINGS CORP.                                                       1.34%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Specialty Retail                             23.15
Media                                        21.06
Hotels, Restaurants & Leisure                13.15
Household Durables                           11.55
Multiline Retail                              9.66
Textiles, Apparel & Luxury Goods              4.93
Internet & Catalog Retail                     3.65
Leisure Equipment & Products                  3.48
Diversified Consumer Services                 3.33
Automobiles                                   2.48
Auto Components                               2.39
Distributors                                  1.17




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  13




RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CONSTELLATION BRANDS, INC. -- CLASS A                                      2.73%
HERSHEY CO. (THE)                                                          2.66%
TYSON FOODS, INC. -- CLASS A                                               2.64%
SYSCO CORP.                                                                2.64%
WHOLE FOODS MARKET, INC.                                                   2.63%
CVS CAREMARK CORP.                                                         2.59%
ESTEE LAUDER COS., INC. -- CLASS A                                         2.51%
ALTRIA GROUP, INC.                                                         2.51%
COCA-COLA ENTERPRISES, INC.                                                2.49%
KELLOGG CO.                                                                2.49%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Food Products                                34.24
Food & Staples Retailing                     22.02
Beverages                                    17.08
Tobacco                                       9.66
Household Products                            9.60
Personal Products                             7.40




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

14



RYDEX S&P EQUAL WEIGHT ENERGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
DENBURY RESOURCES, INC.                                                    3.03%
EOG RESOURCES, INC.                                                        3.00%
PIONEER NATURAL RESOURCES CO.                                              2.98%
CONOCOPHILLIPS                                                             2.78%
ROWAN COS., INC.                                                           2.76%
FMC TECHNOLOGIES, INC.                                                     2.74%
SCHLUMBERGER, LTD.                                                         2.72%
SUNOCO, INC.                                                               2.71%
SMITH INTERNATIONAL, INC.                                                  2.70%
MURPHY OIL CORP.                                                           2.69%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                  71.45
Energy Equipment & Services                  28.55




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  15




RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
ZIONS BANCORP                                                              1.55%
HUNTINGTON BANCSHARES, INC.                                                1.52%
APARTMENT INVESTMENT & MANAGEMENT CO. -- CLASS A                           1.50%
KEYCORP.                                                                   1.44%
HOST HOTELS & RESORTS, INC.                                                1.43%
REGIONS FINANCIAL CORP.                                                    1.43%
AVALONBAY COMMUNITIES, INC.                                                1.43%
MARSHALL & ILSLEY CORP.                                                    1.41%
CB RICHARD ELLIS GROUP, INC. -- CLASS A                                    1.40%
EQUITY RESIDENTIAL                                                         1.39%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Insurance                                    26.00
Commercial Banks                             18.94
Real Estate Investment Trusts(REITs)         18.04
Capital Markets                              17.02
Diversified Financial Services               11.10
Consumer Finance                              5.15
Thrifts & Mortgage Finance                    2.35
Real Estate Management & Development          1.40




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

16



RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC, INC.                                             2.18%
WATERS CORP.                                                               2.18%
CAREFUSION CORP.                                                           2.15%
TENET HEALTHCARE CORP.                                                     2.15%
AMERISOURCEBERGEN CORP.                                                    2.13%
DENTSPLY INTERNATIONAL, INC.                                               2.12%
ZIMMER HOLDINGS, INC.                                                      2.11%
CERNER CORP.                                                               2.10%
VARIAN MEDICAL SYSTEMS, INC.                                               2.08%
WATSON PHARMACEUTICALS, INC.                                               2.08%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Health Care Providers & Services             30.32
Health Care Equipment &Supplies              25.78
Pharmaceuticals                              20.67
Biotechnology                                10.70
Life Sciences Tools & Services               10.43
Health Care Technology                        2.10




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  17




RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
FIRST SOLAR, INC.                                                          2.09%
CUMMINS, INC.                                                              2.04%
RYDER SYSTEM, INC.                                                         1.99%
FLOUR CORP.                                                                1.93%
FASTENAL CO.                                                               1.93%
CATERPILLAR, INC.                                                          1.90%
SNAP-ON, INC.                                                              1.85%
DOVER CORP.                                                                1.85%
AVERY DENNISON CORP.                                                       1.85%
JACOBS ENGINEERING GROUP, INC.                                             1.85%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Machinery                                    21.70
Aerospace & Defense                          20.40
Commercial Services & Supplies               13.73
Electrical Equipment                          7.45
Road & Rail                                   7.27
Air Freight & Logistics                       6.92
Construction & Engineering                    5.49
Industrial Conglomerates                      5.20
Professional Services                         4.73
Trading Companies & Distributors              3.63
Building Products                             1.78
Airlines                                      1.70




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

18



RYDEX S&P EQUAL WEIGHT MATERIALS ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
VULCAN MATERIALS CO.                                                       3.70%
ECOLAB, INC.                                                               3.54%
WEYERHAEUSER CO.                                                           3.51%
INTERNATIONAL FLAVORS & FRAGRANCES, INC.                                   3.49%
NEWMONT MINING CORP.                                                       3.46%
EASTMAN CHEMICAL CO.                                                       3.43%
DUPONT (E.I.) DE NEMOURS & CO.                                             3.42%
MEADWESTVACO CORP.                                                         3.41%
PPG INDUSTRIES, INC.                                                       3.40%
SIGMA-ALDRICH CORP.                                                        3.40%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Chemicals                                    42.57
Metals & Mining                              27.59
Containers & Packaging                       15.95
Paper & Forest Products                      10.18
Construction Materials                        3.71




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  19




RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SANDISK CORP.                                                              1.60%
AKAMAI TECHNOLOGIES, INC.                                                  1.59%
TELLABS, INC.                                                              1.55%
JDS UNIPHASE CORP.                                                         1.53%
KLA-TENCOR CORP.                                                           1.52%
APPLE, INC.                                                                1.52%
AUTODESK, INC.                                                             1.51%
TERADYNE, INC.                                                             1.49%
XEROX CORP.                                                                1.47%
NOVELLUS SYSTEMS, INC.                                                     1.46%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Semiconductors & Semiconductor Equipment     23.88
Software                                     19.59
Computers & Peripherals                      15.20
IT Services                                  14.35
Communications Equipment                      9.60
Electronic Equipment, Instruments &
  Components                                  8.02
Internet Software & Services                  7.89
Office Electronics                            1.47




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

20



RYDEX S&P EQUAL WEIGHT UTILITIES ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SPRINT NEXTEL CORP.                                                        2.46%
QUESTAR CORP.                                                              2.45%
NRG ENERGY, INC.                                                           2.39%
METROPCS COMMUNICATIONS, INC.                                              2.35%
FPL GROUP, INC.                                                            2.34%
INTEGRYS ENERGY GROUP, INC.                                                2.34%
DTE ENERGY CO.                                                             2.33%
ONEOK, INC.                                                                2.32%
TECO ENERGY, INC.                                                          2.32%
FRONTIER COMMUNICATIONS CORP.                                              2.31%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Multi-Utilities                              33.76
Electric Utilities                           30.24
Diversified Telecommunication Services       13.14
Gas Utilities                                 9.28
Wireless Telecommunication Services           6.85
Independent Power Producers & Energy
  Traders                                     6.73




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  21




RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 0.5%
  L-3 Communications Holdings,
     Inc. ....................    6,618       $619,246
                                          ------------
TOTAL AEROSPACE & DEFENSE                      619,246
                                          ------------
  AIRLINES 0.6%
  Southwest Airlines Co. .....   50,055        659,725
                                          ------------
TOTAL AIRLINES                                 659,725
                                          ------------
  AUTO COMPONENTS 1.0%
  Goodyear Tire & Rubber
     Co.(The)*................   87,349      1,173,097
                                          ------------
TOTAL AUTO COMPONENTS                        1,173,097
                                          ------------
  CAPITAL MARKETS 1.6%
  E*TRADE Financial Corp.*....  619,790      1,041,247
  Morgan Stanley..............   27,676        836,369
                                          ------------
TOTAL CAPITAL MARKETS                        1,877,616
                                          ------------
  CHEMICALS 0.5%
  Dow Chemical Co.(The).......   19,530        602,110
                                          ------------
TOTAL CHEMICALS                                602,110
                                          ------------
  COMMERCIAL BANKS 11.4%
  BB&T Corp. .................   21,002        698,107
  Comerica, Inc. .............   25,090      1,053,780
  Huntington Bancshares,
     Inc. ....................  480,514      3,253,080
  KeyCorp.....................  144,022      1,299,078
  Marshall & Ilsley Corp. ....   93,967        855,100
  Regions Financial Corp. ....   78,591        694,744
  SunTrust Banks, Inc. .......   82,807      2,451,087
  Zions Bancorp...............  107,653      3,092,871
                                          ------------
TOTAL COMMERCIAL BANKS                      13,397,847
                                          ------------
  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Avery Dennison Corp. .......   11,414        445,488
  R.R. Donnelley & Sons Co. ..   27,524        591,491
                                          ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES         1,036,979
                                          ------------
  COMPUTERS & PERIPHERALS 0.6%
  Lexmark International,
     Inc. -- Class A*.........   20,714        767,454
                                          ------------
TOTAL COMPUTERS & PERIPHERALS                  767,454
                                          ------------
  CONSTRUCTION & ENGINEERING 1.9%
  Fluor Corp. ................   19,292      1,019,389
  Jacobs Engineering Group,
     Inc.*....................   26,512      1,278,409
                                          ------------
TOTAL CONSTRUCTION & ENGINEERING             2,297,798
                                          ------------
  CONSUMER FINANCE 1.4%
  Capital One Financial
     Corp. ...................   28,880      1,253,681
  Discover Financial
     Services.................   28,556        441,476
                                          ------------
TOTAL CONSUMER FINANCE                       1,695,157
                                          ------------
  DIVERSIFIED FINANCIAL SERVICES 3.5%
  Bank of America Corp. ......   96,279      1,716,655
  Citigroup, Inc.*............  352,174      1,539,000
  Nasdaq OMX Group (The)*.....   40,522        850,962
                                          ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES         4,106,617
                                          ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
  CenturyTel, Inc. ...........   13,104        446,977
                                          ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     446,977
                                          ------------
  ELECTRIC UTILITIES 4.7%
  Allegheny Energy, Inc. .....   19,864        432,638
  American Electric Power Co.,
     Inc. ....................   16,332        560,188
  Duke Energy Corp. ..........   26,148        438,763
  Edison International........   19,004        653,168
  Northeast Utilities.........   26,082        724,819
  Pepco Holdings, Inc. .......   99,249      1,661,428
  Pinnacle West Capital
     Corp. ...................   15,280        570,555
  Progress Energy, Inc. ......   10,898        435,048
                                          ------------
TOTAL ELECTRIC UTILITIES                     5,476,607
                                          ------------
  ENERGY EQUIPMENT & SERVICES 1.3%
  Smith International, Inc. ..   31,106      1,485,623
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES            1,485,623
                                          ------------
  FOOD & STAPLES RETAILING 4.4%
  Costco Wholesale Corp. .....   10,782        637,001
  CVS Caremark Corp. .........   25,080        926,204
  Kroger Co.(The).............   74,417      1,654,290
  Safeway, Inc. ..............   81,055      1,912,898
                                          ------------
TOTAL FOOD & STAPLES RETAILING               5,130,393
                                          ------------
  FOOD PRODUCTS 4.3%
  Archer-Daniels-Midland
     Co. .....................   42,212      1,179,403
  Dean Foods Co.*.............   79,308      1,245,136
  Tyson Foods, Inc. --
     Class A..................  132,838      2,602,296
                                          ------------
TOTAL FOOD PRODUCTS                          5,026,835
                                          ------------
  GAS UTILITIES 1.7%
  Nicor, Inc. ................   14,642        637,074
  Oneok, Inc. ................   28,202      1,385,846
                                          ------------
TOTAL GAS UTILITIES                          2,022,920
                                          ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
  CareFusion Corp.*...........   22,414        618,178
                                          ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         618,178
                                          ------------
  HEALTH CARE PROVIDERS & SERVICES 9.9%
  Aetna, Inc. ................   25,632        757,426
  AmerisourceBergen Corp. ....   60,789      1,875,341
  Cardinal Health, Inc. ......   59,881      2,077,272
  Coventry Health Care,
     Inc.*....................   74,761      1,774,826
  Humana, Inc.*...............   36,930      1,688,439
  McKesson Corp. .............   23,562      1,527,053
  Tenet Healthcare Corp.*.....  177,535      1,109,594
  WellPoint, Inc.*............   16,302        877,047
                                          ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES      11,686,998
                                          ------------
  HOUSEHOLD DURABLES 1.8%
  Fortune Brands, Inc. .......   11,158        584,902
  Whirlpool Corp. ............   14,602      1,589,720
                                          ------------
TOTAL HOUSEHOLD DURABLES                     2,174,622
                                          ------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
  Constellation Energy Group,
     Inc. ....................   14,278        504,727
                                          ------------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                               504,727
                                          ------------
  INDUSTRIAL CONGLOMERATES 0.8%
  Textron, Inc. ..............   42,900        979,836
                                          ------------
TOTAL INDUSTRIAL CONGLOMERATES                 979,836
                                          ------------
  INSURANCE 9.1%
  Allstate Corp. .............   15,948        521,021
  American International
     Group, Inc.*.............   33,130      1,288,757
  Assurant, Inc. .............   42,862      1,561,463
  Cincinnati Financial
     Corp. ...................   26,320        747,488
  Genworth Financial,
     Inc. -- Class A*.........  141,988      2,345,642


See Notes to Financial Statements.

22



RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Lincoln National Corp. .....   48,831     $1,493,740
  MetLife, Inc. ..............   26,704      1,217,168
  Travelers Cos., Inc.(The)...    8,424        427,434
  Unum Group..................   46,665      1,141,893
                                          ------------
TOTAL INSURANCE                             10,744,606
                                          ------------
  LEISURE EQUIPMENT & PRODUCTS 0.7%
  Eastman Kodak Co.*..........  126,859        776,377
                                          ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS             776,377
                                          ------------
  MACHINERY 1.0%
  Eaton Corp. ................    7,736        596,910
  Snap-on, Inc. ..............   11,546        556,286
                                          ------------
TOTAL MACHINERY                              1,153,196
                                          ------------
  MEDIA 1.4%
  Comcast Corp. -- Class A....   27,772        548,219
  Interpublic Group of Cos.,
     Inc.*....................  121,911      1,086,227
                                          ------------
TOTAL MEDIA                                  1,634,446
                                          ------------
  METALS & MINING 3.1%
  Alcoa, Inc. ................   99,780      1,341,043
  United States Steel Corp. ..   42,126      2,302,607
                                          ------------
TOTAL METALS & MINING                        3,643,650
                                          ------------
  MULTI-UTILITIES 7.7%
  Ameren Corp. ...............   41,534      1,078,223
  CenterPoint Energy, Inc. ...   52,433        752,938
  CMS Energy Corp. ...........   57,523        935,324
  Consolidated Edison, Inc. ..   12,128        548,186
  DTE Energy Co. .............   17,086        823,033
  Integrys Energy Group,
     Inc. ....................   48,851      2,423,498
  NiSource, Inc. .............   89,680      1,461,784
  SCANA Corp. ................   13,914        549,185
  Xcel Energy, Inc. ..........   23,567        512,582
                                          ------------
TOTAL MULTI-UTILITIES                        9,084,753
                                          ------------
  MULTILINE RETAIL 4.6%
  Big Lots, Inc.*.............   22,672        866,070
  J.C. Penney Co., Inc. ......   37,876      1,104,843
  Sears Holdings Corp.*.......   28,526      3,450,220
                                          ------------
TOTAL MULTILINE RETAIL                       5,421,133
                                          ------------
  OFFICE ELECTRONICS 1.3%
  Xerox Corp. ................  137,155      1,494,990
                                          ------------
TOTAL OFFICE ELECTRONICS                     1,494,990
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 11.7%
  Chesapeake Energy Corp. ....   28,106        668,923
  Chevron Corp. ..............    6,466        526,591
  ConocoPhillips..............    9,532        564,199
  Hess Corp. .................   14,976        951,725
  Marathon Oil Corp. .........   45,719      1,469,866
  Sunoco, Inc. ...............   82,507      2,704,579
  Tesoro Corp. ...............  238,213      3,132,501
  Valero Energy Corp. ........  155,720      3,237,419
  Williams Cos., Inc.(The)....   24,306        573,864
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS           13,829,667
                                          ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.4%
  Host Hotels & Resorts,
     Inc. ....................   57,973        942,641
  Kimco Realty Corp. .........   43,072        671,492
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    1,614,133
                                          ------------
  ROAD & RAIL 0.9%
  Ryder System, Inc. .........   22,080      1,027,162
                                          ------------
TOTAL ROAD & RAIL                            1,027,162
                                          ------------
  SPECIALTY RETAIL 0.7%
  AutoNation, Inc.*...........   40,330        814,666
                                          ------------
TOTAL SPECIALTY RETAIL                         814,666
                                          ------------
  WIRELESS TELECOMMUNICATION SERVICES 2.1%
  MetroPCS Communications,
     Inc.*....................   95,495        728,627
  Sprint Nextel Corp.*........  399,764      1,698,997
                                          ------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                   2,427,624
                                          ------------
TOTAL COMMON STOCKS
  (Cost $106,869,169)                      117,453,765
                                          ------------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.....................  108,745        108,745
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $108,745)                              108,745
                                          ------------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $106,977,914)                      117,562,510
                                          ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            105,927
                                          ------------
NET ASSETS--100.0%                        $117,668,437
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  23




RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 3.1%
  Goodrich Corp. ..............   6,984      $518,073
  Honeywell International,
     Inc. .....................   9,886       469,288
  ITT Corp. ...................   7,568       420,554
  Precision Castparts Corp. ...   7,944     1,019,533
  United Technologies Corp. ...   4,436       332,478
                                          -----------
TOTAL AEROSPACE & DEFENSE                   2,759,926
                                          -----------
  BIOTECHNOLOGY 1.9%
  Biogen Idec, Inc.*...........  12,799       681,547
  Celgene Corp.*...............   8,904       551,603
  Gilead Sciences, Inc.*.......  12,965       514,321
                                          -----------
TOTAL BIOTECHNOLOGY                         1,747,471
                                          -----------
  CAPITAL MARKETS 1.4%
  Invesco Ltd. ................  30,827       708,713
  Janus Capital Group, Inc. ...  39,096       550,471
                                          -----------
TOTAL CAPITAL MARKETS                       1,259,184
                                          -----------
  CHEMICALS 1.9%
  CF Industries Holdings,
     Inc. .....................  12,497     1,045,624
  FMC Corp. ...................   5,334       339,456
  Praxair, Inc. ...............   3,612       302,577
                                          -----------
TOTAL CHEMICALS                             1,687,657
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Stericycle, Inc.*............   6,388       376,253
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          376,253
                                          -----------
  COMMUNICATIONS EQUIPMENT 0.8%
  Juniper Networks, Inc.*......  25,367       720,676
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT                720,676
                                          -----------
  COMPUTERS & PERIPHERALS 7.2%
  Apple, Inc.*.................   5,596     1,461,228
  EMC Corp.*...................  43,218       821,574
  International Business
     Machines Corp. ...........   2,370       305,730
  NetApp, Inc.*................  37,446     1,298,253
  QLogic Corp.*................  38,636       748,379
  Teradata Corp.*..............  18,613       541,080
  Western Digital Corp.*.......  30,347     1,246,958
                                          -----------
TOTAL COMPUTERS & PERIPHERALS               6,423,202
                                          -----------
  CONSUMER FINANCE 0.5%
  American Express Co. ........  10,314       475,682
                                          -----------
TOTAL CONSUMER FINANCE                        475,682
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 1.6%
  CME Group, Inc. .............   1,534       503,781
  IntercontinentalExchange,
     Inc.*.....................   8,300       968,029
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES        1,471,810
                                          -----------
  ELECTRICAL EQUIPMENT 0.7%
  First Solar, Inc.*...........   4,154       596,307
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    596,307
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.2%
  Amphenol Corp. -- Class A....  20,159       931,548
  Corning, Inc. ...............  26,767       515,265
  FLIR Systems, Inc.*..........  17,643       539,699
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                              1,986,512
                                          -----------
  ENERGY EQUIPMENT & SERVICES 8.0%
  Baker Hughes, Inc. ..........  15,013       747,047
  Cameron International
     Corp.*....................  30,555     1,205,700
  Diamond Offshore Drilling,
     Inc. .....................   9,082       718,386
  FMC Technologies, Inc.*......  14,427       976,564
  Helmerich & Payne, Inc. .....  11,722       476,148
  National-Oilwell Varco,
     Inc. .....................  24,239     1,067,243
  Rowan Cos., Inc.*............  39,272     1,170,305
  Schlumberger, Ltd. ..........  10,616       758,195
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           7,119,588
                                          -----------
  FOOD & STAPLES RETAILING 1.5%
  Whole Foods Market, Inc.*....  33,375     1,302,293
                                          -----------
TOTAL FOOD & STAPLES RETAILING              1,302,293
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.0%
  Hospira, Inc.*...............   6,826       367,170
  Intuitive Surgical, Inc.*....   4,416     1,592,233
  St Jude Medical, Inc.*.......   9,280       378,810
  Zimmer Holdings, Inc.*.......   5,574       339,512
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES      2,677,725
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 3.2%
  CIGNA Corp. .................  31,109       997,355
  DaVita, Inc.*................   8,842       552,006
  Express Scripts, Inc.*.......   5,732       573,945
  Laboratory Corp. of America
     Holdings*.................   4,436       348,536
  Medco Health Solutions,
     Inc.*.....................   6,816       401,599
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      2,873,441
                                          -----------
  HEALTH CARE TECHNOLOGY 0.8%
  Cerner Corp.*................   8,250       700,508
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                  700,508
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 3.7%
  Starbucks Corp. .............  36,998       961,208
  Starwood Hotels & Resorts
     Worldwide, Inc. ..........   9,280       505,853
  Wyndham Worldwide Corp. .....  16,359       438,585
  Wynn Resorts Ltd. ...........  15,909     1,403,810
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         3,309,456
                                          -----------
  INTERNET & CATALOG RETAIL 4.4%
  Amazon.com, Inc.*............  11,588     1,588,251
  Expedia, Inc. ...............  23,771       561,234
  Priceline.com, Inc.*.........   6,722     1,761,500
                                          -----------
TOTAL INTERNET & CATALOG RETAIL             3,910,985
                                          -----------
  INTERNET SOFTWARE & SERVICES 4.3%
  Akamai Technologies, Inc.*...  41,748     1,621,075
  eBay, Inc.*..................  47,770     1,137,404
  Google, Inc. -- Class A*.....   2,026     1,064,541
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES          3,823,020
                                          -----------
  IT SERVICES 3.0%
  Cognizant Technology
     Solutions Corp. --
     Class A*..................  31,651     1,619,898
  Visa, Inc. -- Class A........  11,401     1,028,712
                                          -----------
TOTAL IT SERVICES                           2,648,610
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Hasbro, Inc. ................  10,450       400,862
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            400,862
                                          -----------


See Notes to Financial Statements.

24



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9% (CONCLUDED)

  LIFE SCIENCES TOOLS & SERVICES 1.7%
  Life Technologies Corp.*.....  10,784      $589,993
  Millipore Corp.*.............   4,260       452,199
  Waters Corp.*................   7,202       518,472
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES        1,560,664
                                          -----------
  MACHINERY 2.2%
  Caterpillar, Inc. ...........   7,788       530,285
  Danaher Corp. ...............   4,082       344,031
  Flowserve Corp. .............   9,520     1,090,802
                                          -----------
TOTAL MACHINERY                             1,965,118
                                          -----------
  MEDIA 2.3%
  DIRECTV -- Class A*..........  22,581       818,109
  Viacom, Inc. -- Class B*.....  34,281     1,211,148
                                          -----------
TOTAL MEDIA                                 2,029,257
                                          -----------
  METALS & MINING 2.9%
  Cliffs Natural Resources,
     Inc. .....................  21,683     1,355,838
  Freeport-McMoRan Copper &
     Gold, Inc. ...............  11,255       850,090
  Newmont Mining Corp. ........   6,858       384,597
                                          -----------
TOTAL METALS & MINING                       2,590,525
                                          -----------
  MULTILINE RETAIL 1.6%
  Kohl's Corp.*................   6,598       362,824
  Nordstrom, Inc. .............  25,723     1,063,132
                                          -----------
TOTAL MULTILINE RETAIL                      1,425,956
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 9.1%
  Anadarko Petroleum Corp. ....  15,179       943,527
  Denbury Resources, Inc.*.....  68,681     1,315,241
  EOG Resources, Inc. .........   5,930       664,872
  Massey Energy Co. ...........  23,655       866,483
  Noble Energy, Inc. ..........   5,720       437,008
  Occidental Petroleum Corp. ..   6,170       547,032
  Peabody Energy Corp. ........  14,011       654,594
  Pioneer Natural Resources
     Co. ......................  10,272       658,743
  Range Resources Corp. .......  15,231       727,432
  Southwestern Energy Co.*.....  18,541       735,707
  XTO Energy, Inc. ............  12,172       578,413
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           8,129,052
                                          -----------
  PAPER & FOREST PRODUCTS 0.7%
  MeadWestvaco Corp. ..........  22,341       607,005
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                 607,005
                                          -----------
  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. .........  12,371       399,954
                                          -----------
TOTAL PERSONAL PRODUCTS                       399,954
                                          -----------
  PHARMACEUTICALS 2.6%
  Allergan, Inc. ..............   9,186       585,057
  Mylan, Inc.*.................  52,968     1,166,885
  Watson Pharmaceuticals,
     Inc.*.....................  13,999       599,437
                                          -----------
TOTAL PHARMACEUTICALS                       2,351,379
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.6%
  ProLogis.....................  93,390     1,229,946
  Ventas, Inc. ................  22,757     1,074,813
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   2,304,759
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
     CB Richard Ellis Group,
       Inc. -- Class A*........  50,652       877,293
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 877,293
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.8%
  Altera Corp. ................  16,045       406,901
  Broadcom Corp. -- Class A....  26,985       930,713
  NVIDIA Corp.*................  19,877       312,466
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                 1,650,080
                                          -----------
  SOFTWARE 7.4%
  Adobe Systems, Inc.*.........  12,537       421,118
  Autodesk, Inc.*..............  13,635       463,726
  BMC Software, Inc.*..........  10,158       399,819
  Citrix Systems, Inc.*........  12,141       570,627
  McAfee, Inc.*................  11,566       401,918
  Microsoft Corp. .............  13,739       419,589
  Oracle Corp. ................  21,683       560,289
  Red Hat, Inc.*...............  55,714     1,664,177
  Salesforce.com, Inc.*........  20,461     1,751,462
                                          -----------
TOTAL SOFTWARE                              6,652,725
                                          -----------
  SPECIALTY RETAIL 6.8%
  Abercrombie & Fitch
     Co. -- Class A............  14,521       635,003
  AutoZone, Inc.*..............   2,464       455,865
  Bed Bath & Beyond, Inc.*.....  13,467      $618,943
  Best Buy Co., Inc. ..........  22,559     1,028,691
  O'Reilly Automotive, Inc.*...  11,534       563,897
  Ross Stores, Inc. ...........  11,212       627,872
  Tiffany & Co. ...............  16,713       810,246
  TJX Cos., Inc. ..............   9,406       435,874
  Urban Outfitters, Inc.*......  23,155       868,544
                                          -----------
TOTAL SPECIALTY RETAIL                      6,044,935
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 1.9%
  Coach, Inc. .................  27,559     1,150,588
  Polo Ralph Lauren Corp. .....   6,212       558,459
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS      1,709,047
                                          -----------
  THRIFTS & MORTGAGE FINANCE 0.5%
  Hudson City Bancorp, Inc. ...  34,627       460,539
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              460,539
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  W.W. Grainger, Inc. .........   2,986       330,072
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        330,072
                                          -----------
TOTAL COMMON STOCKS
  (Cost $78,199,636)                       89,359,528
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  91,833        91,833
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $91,833)                               91,833
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $78,291,469)                       89,451,361
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(b)                         13,246
                                          -----------
NET ASSETS--100.0%                        $89,464,607
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  25




RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AIRLINES 1.6%
  Alaska Air Group, Inc.*.....   14,735      $610,176
  JetBlue Airways Corp.*......  100,240       560,342
                                          -----------
TOTAL AIRLINES                              1,170,518
                                          -----------
  CHEMICALS 3.2%
  Ashland, Inc. ..............   30,604     1,822,774
  Cytec Industries, Inc. .....   11,176       537,119
                                          -----------
TOTAL CHEMICALS                             2,359,893
                                          -----------
  COMMERCIAL BANKS 6.7%
  Associated Banc-Corp. ......   86,189     1,252,326
  Cathay General Bancorp......  177,698     2,198,124
  Synovus Financial Corp. ....  263,033       791,729
  Wilmington Trust Corp. .....   35,923       622,546
                                          -----------
TOTAL COMMERCIAL BANKS                      4,864,725
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Brink's Co.(The)............   19,575       521,282
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          521,282
                                          -----------
  COMPUTERS & PERIPHERALS 1.8%
  Diebold, Inc. ..............   13,219       414,416
  NCR Corp.*..................   67,426       887,326
                                          -----------
TOTAL COMPUTERS & PERIPHERALS               1,301,742
                                          -----------
  CONSTRUCTION & ENGINEERING 6.0%
  Aecom Technology Corp.*.....   18,949       569,796
  Granite Construction,
     Inc. ....................   19,418       652,639
  KBR, Inc. ..................   54,618     1,205,966
  Shaw Group, Inc.(The)*......   20,719       793,123
  URS Corp.*..................   23,046     1,183,412
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING            4,404,936
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 1.9%
  Regis Corp. ................   74,349     1,421,553
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES         1,421,553
                                          -----------
  ELECTRIC UTILITIES 3.9%
  Great Plains Energy, Inc. ..   28,120       543,560
  Hawaiian Electric
     Industries, Inc. ........   23,662       552,508
  NV Energy, Inc. ............   50,345       628,809
  PNM Resources, Inc. ........   52,564       714,345
  Westar Energy, Inc. ........   17,424       412,774
                                          -----------
TOTAL ELECTRIC UTILITIES                    2,851,996
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 5.7%
  Arrow Electronics, Inc.*....   35,727     1,089,674
  Avnet, Inc.*................   16,720       534,538
  Ingram Micro, Inc. --
     Class A*.................   66,517     1,207,949
  Tech Data Corp.*............   30,105     1,291,504
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                              4,123,665
                                          -----------
  ENERGY EQUIPMENT & SERVICES 0.5%
  Patterson-UTI Energy,
     Inc. ....................   25,793       394,375
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES             394,375
                                          -----------
  FOOD & STAPLES RETAILING 3.2%
  BJ's Wholesale Club, Inc.*..   34,759     1,330,575
  Ruddick Corp. ..............   27,798       982,381
                                          -----------
TOTAL FOOD & STAPLES RETAILING              2,312,956
                                          -----------
  FOOD PRODUCTS 3.5%
  Corn Products International,
     Inc. ....................   18,030       649,080
  Ralcorp Holdings, Inc.*.....    6,287       418,400
  Smithfield Foods, Inc.*.....   77,820     1,458,347
                                          -----------
TOTAL FOOD PRODUCTS                         2,525,827
                                          -----------
  GAS UTILITIES 2.3%
  Atmos Energy Corp. .........   20,787       614,879
  UGI Corp. ..................   22,332       613,907
  WGL Holdings, Inc. .........   12,212       436,457
                                          -----------
TOTAL GAS UTILITIES                         1,665,243
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 9.2%
  Health Net, Inc.*...........   56,622     1,246,817
  Kindred Healthcare, Inc.*...  126,473     2,256,278
  LifePoint Hospitals, Inc.*..   22,723       867,564
  Omnicare, Inc. .............   40,391     1,122,466
  Owens & Minor, Inc. ........   37,707     1,185,885
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      6,679,010
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 3.0%
  Bob Evans Farms, Inc. ......   17,766       549,502
  Boyd Gaming Corp.*..........   80,215     1,018,730
  Brinker International,
     Inc. ....................   31,855       589,955
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         2,158,187
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.4%
  Dynegy, Inc. -- Class A*....  768,944     1,022,696
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                            1,022,696
                                          -----------
  INSURANCE 7.5%
  American Financial Group,
     Inc. ....................   20,357       599,106
  First American Corp. .......   16,632       574,968
  Hanover Insurance Group,
     Inc.(The)................    8,291       373,510
  HCC Insurance Holdings,
     Inc. ....................   11,743       319,292
  Horace Mann Educators
     Corp. ...................   43,256       744,436
  Old Republic International
     Corp. ...................   36,265       544,338
  Protective Life Corp. ......   19,565       470,929
  Reinsurance Group of
     America, Inc. ...........   10,550       544,696
  StanCorp Financial Group,
     Inc. ....................   10,061       452,343
  Unitrin, Inc. ..............   30,115       880,864
                                          -----------
TOTAL INSURANCE                             5,504,482
                                          -----------
  IT SERVICES 1.2%
  Convergys Corp.*............   33,185       419,458
  SRA International,
     Inc. -- Class A*.........   18,519       427,419
                                          -----------
TOTAL IT SERVICES                             846,877
                                          -----------
  MACHINERY 9.5%
  AGCO Corp.*.................   26,331       922,112
  Federal Signal Corp. .......  204,910     1,651,575
  Terex Corp.*................   75,649     2,006,211
  Timken Co. .................   25,353       891,919
  Trinity Industries, Inc. ...   59,888     1,490,612
                                          -----------
TOTAL MACHINERY                             6,962,429
                                          -----------
  MARINE 0.7%
  Alexander & Baldwin, Inc. ..   13,865       493,317
                                          -----------
TOTAL MARINE                                  493,317
                                          -----------


See Notes to Financial Statements.

26



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  MEDIA 1.4%
  Harte-Hanks, Inc. ..........   35,385      $509,544
  Scholastic Corp. ...........   18,118       489,367
                                          -----------
TOTAL MEDIA                                   998,911
                                          -----------
  METALS & MINING 2.1%
  Commercial Metals Co. ......   57,932       862,028
  Worthington Industries,
     Inc. ....................   39,824       635,989
                                          -----------
TOTAL METALS & MINING                       1,498,017
                                          -----------
  MULTI-UTILITIES 1.3%
  Alliant Energy Corp. .......   15,175       518,985
  Black Hills Corp. ..........   14,099       463,716
                                          -----------
TOTAL MULTI-UTILITIES                         982,701
                                          -----------
  MULTILINE RETAIL 1.9%
  Saks, Inc.*.................  143,867     1,402,703
                                          -----------
TOTAL MULTILINE RETAIL                      1,402,703
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 5.8%
  Frontier Oil Corp. .........  120,929     1,838,121
  Overseas Shipholding Group,
     Inc. ....................   27,299     1,366,588
  Patriot Coal Corp.*.........   53,405     1,051,544
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           4,256,253
                                          -----------
  PROFESSIONAL SERVICES 1.7%
  Manpower, Inc. .............   21,824     1,224,326
                                          -----------
TOTAL PROFESSIONAL SERVICES                 1,224,326
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 0.8%
  Hospitality Properties
     Trust....................   21,716       575,257
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     575,257
                                          -----------
  ROAD & RAIL 1.0%
  Con-way, Inc. ..............   19,418       754,195
                                          -----------
TOTAL ROAD & RAIL                             754,195
                                          -----------
  SPECIALTY RETAIL 6.7%
  Barnes & Noble, Inc. .......   51,596     1,137,176
  Coldwater Creek, Inc.*......  105,578       747,492
  Foot Locker, Inc. ..........  120,225     1,845,454
  Rent-A-Center, Inc.*........   44,605     1,151,701
                                          -----------
TOTAL SPECIALTY RETAIL                      4,881,823
                                          -----------
  THRIFTS & MORTGAGE FINANCE 1.3%
  Astoria Financial Corp. ....   57,179       922,869
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              922,869
                                          -----------
  TOBACCO 1.0%
  Universal Corp. ............   14,187       734,603
                                          -----------
TOTAL TOBACCO                                 734,603
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 0.5%
  GATX Corp. .................   10,716       349,770
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        349,770
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.8%
  Telephone & Data Systems,
     Inc. ....................   16,671       577,817
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    577,817
                                          -----------
TOTAL COMMON STOCKS
  (Cost $64,526,579)                       72,744,954
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.....................   70,044        70,044
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $70,044)                               70,044
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $64,596,623)                       72,814,998
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            61,810
                                          -----------
NET ASSETS--100.0%                        $72,876,808
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  27




RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS 98.6%
  AEROSPACE & DEFENSE 1.3%
  BE Aerospace, Inc.*.........   99,350     $2,951,688
                                          ------------
TOTAL AEROSPACE & DEFENSE                    2,951,688
                                          ------------
  AUTO COMPONENTS 0.6%
  Gentex Corp. ...............   64,332      1,382,495
                                          ------------
TOTAL AUTO COMPONENTS                        1,382,495
                                          ------------
  BEVERAGES 1.0%
  Hansen Natural Corp.*.......   53,302      2,349,552
                                          ------------
TOTAL BEVERAGES                              2,349,552
                                          ------------
  BIOTECHNOLOGY 2.5%
  OSI Pharmaceuticals, Inc.*..   47,326      2,776,616
  United Therapeutics Corp.*..   53,921      3,067,566
                                          ------------
TOTAL BIOTECHNOLOGY                          5,844,182
                                          ------------
  CAPITAL MARKETS 2.0%
  Affiliated Managers Group,
     Inc.*....................   21,400      1,801,452
  Waddell & Reed Financial,
     Inc. -- Class A..........   75,271      2,794,059
                                          ------------
TOTAL CAPITAL MARKETS                        4,595,511
                                          ------------
  CHEMICALS 2.5%
  Lubrizol Corp. .............   16,946      1,530,902
  NewMarket Corp. ............   38,396      4,223,560
                                          ------------
TOTAL CHEMICALS                              5,754,462
                                          ------------
  COMMUNICATIONS EQUIPMENT 4.1%
  CommScope, Inc.*............  113,353      3,693,041
  F5 Networks, Inc.*..........   43,440      2,972,599
  Polycom, Inc.*..............   82,435      2,683,259
                                          ------------
TOTAL COMMUNICATIONS EQUIPMENT               9,348,899
                                          ------------
  CONSUMER FINANCE 0.9%
  AmeriCredit Corp.*..........   84,921      2,033,009
                                          ------------
TOTAL CONSUMER FINANCE                       2,033,009
                                          ------------
  CONTAINERS & PACKAGING 0.6%
  Greif, Inc. -- Class A......   23,460      1,388,363
                                          ------------
TOTAL CONTAINERS & PACKAGING                 1,388,363
                                          ------------
  DISTRIBUTORS 1.4%
  LKQ Corp.*..................  149,192      3,141,984
                                          ------------
TOTAL DISTRIBUTORS                           3,141,984
                                          ------------
  DIVERSIFIED CONSUMER SERVICES 1.7%
  ITT Educational Services,
     Inc.*....................   11,304      1,143,173
  Sotheby's...................   54,683      1,826,412
  Strayer Education, Inc. ....    4,373      1,063,164
                                          ------------
TOTAL DIVERSIFIED CONSUMER SERVICES          4,032,749
                                          ------------
  DIVERSIFIED FINANCIAL SERVICES 0.7%
  MSCI, Inc. -- Class A*......   48,097      1,666,561
                                          ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES         1,666,561
                                          ------------

  DIVERSIFIED
     TELECOMMUNICATION
     SERVICES 0.8%
  tw telecom, Inc.*...........  109,000      1,940,200
                                          ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                   1,940,200
                                          ------------
  ELECTRICAL EQUIPMENT 1.6%
  AMETEK, Inc. ...............   26,322      1,138,427
  Thomas & Betts Corp.*.......   62,161      2,607,032
                                          ------------
TOTAL ELECTRICAL EQUIPMENT                   3,745,459
                                          ------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.1%
  Itron, Inc.*................   31,060      2,472,687
                                          ------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                               2,472,687
                                          ------------
  ENERGY EQUIPMENT & SERVICES 4.8%
  Atwood Oceanics, Inc.*......  105,885      3,855,273
  Oceaneering International,
     Inc.*....................   61,735      4,043,642
  Superior Energy Services,
     Inc.*....................  116,042      3,140,097
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES           11,039,012
                                          ------------
  FOOD PRODUCTS 2.1%
  Green Mountain Coffee
     Roasters, Inc.*..........   67,874      4,931,725
                                          ------------
TOTAL FOOD PRODUCTS                          4,931,725
                                          ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.3%
  Edwards Lifesciences
     Corp.*...................   11,578      1,193,460
  Idexx Laboratories, Inc.*...   38,153      2,523,440
  Kinetic Concepts, Inc.*.....   37,148      1,608,508
  Masimo Corp. ...............   53,018      1,241,151
  ResMed, Inc.*...............   15,890      1,087,353
                                          ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       7,653,912
                                          ------------
  HEALTH CARE PROVIDERS & SERVICES 5.8%
  Community Health Systems,
     Inc.*....................  128,655      5,256,843
  Lincare Holdings, Inc.*.....   53,576      2,501,464
  MEDNAX, Inc.*...............   44,120      2,423,953
  WellCare Health Plans,
     Inc.*....................  109,527      3,135,758
                                          ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES      13,318,018
                                          ------------
  HOTELS, RESTAURANTS & LEISURE 8.1%
  Bally Technologies, Inc.*...   78,396      3,615,624
  Cheesecake Factory,
     Inc.(The)*...............  163,581      4,444,496
  Chipotle Mexican Grill,
     Inc. -- Class A*.........   22,973      3,099,287
  Life Time Fitness, Inc.*....   80,212      2,948,593
  Panera Bread Co. --
     Class A*.................   35,383      2,757,751
  WMS Industries, Inc.*.......   34,419      1,721,638
                                          ------------
TOTAL HOTELS, RESTAURANTS & LEISURE         18,587,389
                                          ------------
  HOUSEHOLD DURABLES 1.4%
  Tupperware Brands Corp. ....   63,054      3,220,168
                                          ------------
TOTAL HOUSEHOLD DURABLES                     3,220,168
                                          ------------
  INTERNET & CATALOG RETAIL 2.7%
  NetFlix, Inc.*..............   63,348      6,256,882
                                          ------------
TOTAL INTERNET & CATALOG RETAIL              6,256,882
                                          ------------
  INTERNET SOFTWARE & SERVICES 2.0%
  Equinix, Inc.*..............   35,423      3,565,325
  ValueClick, Inc.*...........  111,831      1,149,623
                                          ------------
TOTAL INTERNET SOFTWARE & SERVICES           4,714,948
                                          ------------
  IT SERVICES 2.4%
  Alliance Data Systems
     Corp.*...................   16,956      1,272,717
  Broadridge Financial
     Solutions, Inc. .........   36,956        879,922
  Gartner, Inc.*..............   49,903      1,201,664
  Global Payments, Inc. ......   29,254      1,252,364
  NeuStar, Inc. -- Class A*...   35,565        870,276
                                          ------------
TOTAL IT SERVICES                            5,476,943
                                          ------------


See Notes to Financial Statements.

28



RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Covance, Inc.*..............   16,225       $927,096
  Mettler Toledo
     International, Inc.*.....   11,152      1,399,353
                                          ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES         2,326,449
                                          ------------
  MACHINERY 5.1%
  Bucyrus International,
     Inc. -- Class A..........   84,494      5,323,967
  Joy Global, Inc. ...........   52,744      2,996,387
  Nordson Corp. ..............   13,841        994,060
  Oshkosh Corp.*..............   23,907        923,288
  Valmont Industries, Inc. ...   17,199      1,432,505
                                          ------------
TOTAL MACHINERY                             11,670,207
                                          ------------
  MARINE 0.7%
  Kirby Corp.*................   37,006      1,557,212
                                          ------------
TOTAL MARINE                                 1,557,212
                                          ------------
  MEDIA 1.4%
  DreamWorks Animation SKG,
     Inc. -- Class A*.........   36,408      1,445,034
  Lamar Advertising
     Co. -- Class A*..........   47,001      1,749,377
                                          ------------
TOTAL MEDIA                                  3,194,411
                                          ------------
  METALS & MINING 3.1%
  Reliance Steel & Aluminum
     Co. .....................   84,789      4,138,551
  Steel Dynamics, Inc. .......  195,321      3,068,493
                                          ------------
TOTAL METALS & MINING                        7,207,044
                                          ------------
  MULTILINE RETAIL 0.5%
  Dollar Tree, Inc.*..........   19,634      1,192,176
                                          ------------
TOTAL MULTILINE RETAIL                       1,192,176
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 2.8%
  Bill Barrett Corp.*.........   82,222      2,802,126
  Plains Exploration &
     Production Co.*..........   30,928        906,500
  Quicksilver Resources,
     Inc.*....................  206,158      2,859,411
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS            6,568,037
                                          ------------
  PERSONAL PRODUCTS 1.2%
  NBTY, Inc.*.................   67,092      2,729,303
                                          ------------
TOTAL PERSONAL PRODUCTS                      2,729,303
                                          ------------
  PHARMACEUTICALS 0.6%
  Medicis Pharmaceutical
     Corp. -- Class A.........   51,293      1,301,816
                                          ------------
TOTAL PHARMACEUTICALS                        1,301,816
                                          ------------
  PROFESSIONAL SERVICES 0.5%
  FTI Consulting, Inc.*.......   29,406      1,209,469
                                          ------------
TOTAL PROFESSIONAL SERVICES                  1,209,469
                                          ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.6%
  SL Green Realty Corp. ......   58,011      3,606,544
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    3,606,544
                                          ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.9%
  Jones Lang LaSalle, Inc. ...   56,012      4,418,227
                                          ------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                4,418,227
                                          ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
  Cree, Inc.*.................   37,463      2,742,666
  Semtech Corp.*..............   53,607        972,967
  Silicon Laboratories,
     Inc.*....................   19,980        966,033
                                          ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                  4,681,666
                                          ------------
  SOFTWARE 7.3%
  Advent Software, Inc.*......   57,229      2,585,606
  Ansys, Inc.*................   53,759      2,419,155
  Factset Research Systems,
     Inc. ....................   28,533      2,146,252
  Informatica Corp.*..........   76,570      1,915,016
  MICROS Systems, Inc.*.......   31,699      1,177,935
  Rovi Corp.*.................   48,209      1,879,187
  Solera Holdings, Inc. ......   83,571      3,248,405
  Sybase, Inc.*...............   35,078      1,521,683
                                          ------------
TOTAL SOFTWARE                              16,893,239
                                          ------------
  SPECIALTY RETAIL 9.6%
  Aeropostale, Inc.*..........  159,075      4,619,538
  CarMax, Inc.*...............   80,557      1,979,285
  Chico's FAS, Inc. ..........  118,923      1,770,763
  Collective Brands, Inc.*....   93,424      2,190,793
  Dress Barn, Inc.(The)*......   91,932      2,544,678
  Guess?, Inc. ...............  100,902      4,628,375
  J. Crew Group, Inc.*........   55,545      2,581,176
  Williams-Sonoma, Inc. ......   64,992      1,871,770
                                          ------------
TOTAL SPECIALTY RETAIL                      22,186,378
                                          ------------
  TEXTILES, APPAREL & LUXURY GOODS 3.3%
  Fossil, Inc.*...............   74,875      2,912,638
  Under Armour, Inc. --
     Class A*.................   65,144      2,198,610
  Warnaco Group, Inc.*........   51,111      2,445,150
                                          ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS       7,556,398
                                          ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  Syniverse Holdings, Inc.*...   73,414      1,474,153
                                          ------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                   1,474,153
                                          ------------
TOTAL COMMON STOCKS
  (Cost $205,123,191)                      227,619,527
                                          ------------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Government Money Market
     Fund.....................   96,808         96,808
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $96,808)                                96,808
                                          ------------
TOTAL INVESTMENTS 98.6%(B)
  (Cost $205,219,999)                      227,716,335
                                          ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--1.4%                          3,222,615
                                          ------------
NET ASSETS--100.0%                        $230,938,950
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  29




RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                                 MARKET
                                  SHARES          VALUE
-------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 1.3%
  AAR Corp.*.................     31,611       $770,676
  Ceradyne, Inc.*............     51,398      1,141,036
  Moog, Inc.-Class A*........     17,779        660,845
                                           ------------
TOTAL AEROSPACE & DEFENSE                     2,572,557
                                           ------------
  AIRLINES 0.9%
  SkyWest, Inc. .............    114,855      1,720,528
                                           ------------
TOTAL AIRLINES                                1,720,528
                                           ------------
  AUTO COMPONENTS 1.0%
  Standard Motor Products,
     Inc. ...................    122,219      1,302,854
  Superior Industries
     International, Inc. ....     37,374        630,126
                                           ------------
TOTAL AUTO COMPONENTS                         1,932,980
                                           ------------
  BUILDING PRODUCTS 3.7%
  Apogee Enterprises, Inc. ..     50,529        694,268
  Gibraltar Industries,
     Inc.*...................     70,672      1,061,493
  Griffon Corp.*.............     54,289        765,475
  NCI Building Systems,
     Inc.*...................    295,366      4,070,144
  Universal Forest Products,
     Inc. ...................     19,711        828,848
                                           ------------
TOTAL BUILDING PRODUCTS                       7,420,228
                                           ------------
  CAPITAL MARKETS 1.0%
  LaBranche & Co., Inc.*.....    334,158      1,650,741
  SWS Group, Inc. ...........     40,161        444,582
                                           ------------
TOTAL CAPITAL MARKETS                         2,095,323
                                           ------------
  CHEMICALS 1.8%
  A. Schulman, Inc. .........     44,710      1,162,907
  OM Group, Inc.*............     27,060      1,021,515
  Penford Corp.*.............     61,679        570,531
  Quaker Chemical Corp. .....     26,841        844,686
                                           ------------
TOTAL CHEMICALS                               3,599,639
                                           ------------
  COMMERCIAL BANKS 11.3%
  East West Bancorp, Inc. ...     36,816        721,225
  First BanCorp. ............  1,058,010      2,242,981
  First Commonwealth
     Financial Corp. ........    257,323      1,685,466
  First Midwest Bancorp,
     Inc. ...................     60,643        921,774
  Hanmi Financial Corp.*.....    809,782      2,413,150
  National Penn Bancshares,
     Inc. ...................    231,673      1,695,846
  Pinnacle Financial
     Partners, Inc.*.........     91,381      1,396,302
  South Financial Group,
     Inc. ...................  1,703,572      1,311,751
  Sterling Bancorp...........     66,231        709,334
  Sterling Bancshares,
     Inc. ...................    149,684        880,142
  Susquehanna Bancshares,
     Inc. ...................    267,082      2,911,194
  Umpqua Holdings Corp. .....     74,378      1,111,207
  United Community Banks,
     Inc.*...................    267,854      1,564,267
  Whitney Holding Corp. .....    165,210      2,263,377
  Wintrust Financial Corp. ..     17,363        647,640
                                           ------------
TOTAL COMMERCIAL BANKS                       22,475,656
                                           ------------
  COMMERCIAL SERVICES & SUPPLIES 3.4%
  ABM Industries, Inc. ......     49,936      1,073,125
  Bowne & Co., Inc. .........    183,439      2,050,848
  Standard Register
     Co.(The)................    191,697        987,239
  United Stationers, Inc.*...     17,055      1,044,107
  Viad Corp. ................     65,604      1,535,134
                                           ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES          6,690,453
                                           ------------
  COMMUNICATIONS EQUIPMENT 1.3%
  Black Box Corp. ...........     32,918      1,026,713
  Digi International, Inc.*..     48,975        524,522
  EMS Technologies, Inc.*....     65,864      1,046,579
                                           ------------
TOTAL COMMUNICATIONS EQUIPMENT                2,597,814
                                           ------------
  CONSTRUCTION & ENGINEERING 1.8%
  Comfort Systems USA,
     Inc. ...................     61,436        865,019
  Dycom Industries, Inc.*....    120,411      1,278,765
  EMCOR Group, Inc.*.........     48,860      1,395,441
                                           ------------
TOTAL CONSTRUCTION & ENGINEERING              3,539,225
                                           ------------
  CONSUMER FINANCE 0.4%
  Rewards Network, Inc. .....     57,076        743,129
                                           ------------
TOTAL CONSUMER FINANCE                          743,129
                                           ------------
  CONTAINERS & PACKAGING 0.3%
  Myers Industries, Inc. ....     47,655        517,533
                                           ------------
TOTAL CONTAINERS & PACKAGING                    517,533
                                           ------------
  DISTRIBUTORS 0.8%
  Audiovox Corp. --
     Class A*................    161,716      1,505,576
                                           ------------
TOTAL DISTRIBUTORS                            1,505,576
                                           ------------
  ELECTRIC UTILITIES 0.3%
  Central Vermont Public
     Service Corp. ..........     25,828        563,309
                                           ------------
TOTAL ELECTRIC UTILITIES                        563,309
                                           ------------
  ELECTRICAL EQUIPMENT 0.4%
  Encore Wire Corp. .........     32,084        712,586
                                           ------------
TOTAL ELECTRICAL EQUIPMENT                      712,586
                                           ------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.0%
  CTS Corp. .................     70,621        741,520
  Gerber Scientific, Inc.*...    327,978      2,361,442
  Insight Enterprises,
     Inc.*...................     48,051        722,207
  Scansource, Inc.*..........     30,635        853,491
  SYNNEX Corp.*..............     50,764      1,391,949
                                           ------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                6,070,609
                                           ------------
  ENERGY EQUIPMENT & SERVICES 3.3%
  Basic Energy Services,
     Inc.*...................    300,917      3,072,362
  Bristow Group, Inc.*.......     11,611        449,462
  Matrix Service Co.*........     96,718      1,028,112
  Pioneer Drilling Co.*......     70,149        514,894
  Seahawk Drilling, Inc.*....     94,789      1,579,185
                                           ------------
TOTAL ENERGY EQUIPMENT & SERVICES             6,644,015
                                           ------------
  FOOD & STAPLES RETAILING 2.4%
  Casey's General Stores,
     Inc. ...................     12,910        498,713
  Great Atlantic & Pacific
     Tea Co., Inc.*..........     64,055        515,643
  Nash Finch Co. ............     43,730      1,531,424
  Spartan Stores, Inc. ......    106,952      1,613,906
  United Natural Foods,
     Inc.*...................     21,616        663,395
                                           ------------
TOTAL FOOD & STAPLES RETAILING                4,823,081
                                           ------------
  GAS UTILITIES 0.8%
  Laclede Group, Inc. .......     21,532        733,810
  New Jersey Resources
     Corp. ..................     10,909        411,597
  Southwest Gas Corp. .......     16,940        526,834
                                           ------------
TOTAL GAS UTILITIES                           1,672,241
                                           ------------


See Notes to Financial Statements.

30



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                  SHARES          VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  Osteotech, Inc.*...........    474,033     $2,014,640
  Symmetry Medical, Inc.*....     51,018        589,768
                                           ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        2,604,408
                                           ------------
  HEALTH CARE PROVIDERS & SERVICES 6.3%
  AMERIGROUP Corp.*..........     29,360      1,064,006
  AMN Healthcare Services,
     Inc.*...................    200,187      1,829,709
  Centene Corp.*.............     57,633      1,319,796
  Gentiva Health Services,
     Inc.*...................     18,385        527,282
  Healthspring, Inc.*........     39,180        689,568
  MedCath Corp.*.............    200,001      1,988,010
  Molina Healthcare, Inc.*...     78,746      2,297,021
  PharMerica Corp.*..........     71,192      1,374,006
  Res-Care, Inc.*............    129,043      1,502,060
                                           ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES       12,591,458
                                           ------------
  HOTELS, RESTAURANTS & LEISURE 3.5%
  CKE Restaurants, Inc. .....     74,317        917,072
  Landry's Restaurants,
     Inc.*...................     47,057      1,086,546
  O'Charleys, Inc.*..........     91,483        873,663
  Red Robin Gourmet Burgers,
     Inc.*...................     83,779      2,045,045
  Ruby Tuesday, Inc.*........    186,440      2,086,264
                                           ------------
TOTAL HOTELS, RESTAURANTS & LEISURE           7,008,590
                                           ------------
  HOUSEHOLD DURABLES 0.8%
  Blyth, Inc. ...............     26,580      1,532,071
                                           ------------
TOTAL HOUSEHOLD DURABLES                      1,532,071
                                           ------------
  HOUSEHOLD PRODUCTS 0.5%
  Central Garden & Pet
     Co. -- Class A*.........     97,890      1,011,204
                                           ------------
TOTAL HOUSEHOLD PRODUCTS                      1,011,204
                                           ------------
  INDUSTRIAL CONGLOMERATES 0.6%
  Standex International
     Corp. ..................     26,890        641,864
  Tredegar Corp. ............     28,730        490,134
                                           ------------
TOTAL INDUSTRIAL CONGLOMERATES                1,131,998
                                           ------------
  INSURANCE 3.7%
  National Financial Partners
     Corp.*..................    232,598      3,579,683
  Presidential Life Corp. ...     63,581        748,984
  Safety Insurance Group,
     Inc. ...................     12,224        455,833
  Selective Insurance Group,
     Inc. ...................     45,118        753,922
  Stewart Information
     Services Corp. .........     90,548      1,030,436
  United Fire &
     Casualty Co. ...........     31,139        712,149
                                           ------------
TOTAL INSURANCE                               7,281,007
                                           ------------
  IT SERVICES 2.3%
  Ciber, Inc.*...............    825,758      3,278,259
  Heartland Payment Systems,
     Inc. ...................     73,062      1,342,880
                                           ------------
TOTAL IT SERVICES                             4,621,139
                                           ------------
  LEISURE EQUIPMENT & PRODUCTS 4.3%
  Arctic Cat, Inc.*..........    221,361      3,265,075
  Callaway Golf Co. .........    155,409      1,459,290
  JAKKS Pacific, Inc.*.......    164,133      2,509,594
  Nautilus, Inc.*............    368,732      1,261,063
                                           ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS            8,495,022
                                           ------------
  LIFE SCIENCES TOOLS & SERVICES 0.5%
  Kendle International,
     Inc.*...................     60,256        997,237
                                           ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES            997,237
                                           ------------
  MACHINERY 3.0%
  Astec Industries, Inc.*....     17,492        579,335
  Briggs & Stratton Corp. ...     22,636        537,378
  Cascade Corp. .............     21,244        740,566
  EnPro Industries, Inc.*....     33,419      1,055,372
  Lydall, Inc.*..............    268,261      2,162,184
  Mueller Industries, Inc. ..     33,968      1,007,151
                                           ------------
TOTAL MACHINERY                               6,081,986
                                           ------------
  MEDIA 0.5%
  Live Nation, Inc.*.........     69,069      1,083,693
                                           ------------
TOTAL MEDIA                                   1,083,693
                                           ------------
  METALS & MINING 2.1%
  AM Castle & Co.*...........    111,758      1,533,320
  Century Aluminum Co.*......     77,172      1,040,279
  Olympic Steel, Inc. .......     47,753      1,517,590
                                           ------------
TOTAL METALS & MINING                         4,091,189
                                           ------------
  MULTI-UTILITIES 0.2%
  CH Energy Group, Inc. .....     11,626        481,549
                                           ------------
TOTAL MULTI-UTILITIES                           481,549
                                           ------------
  MULTILINE RETAIL 3.8%
  Fred's, Inc. -- Class A....    161,751      2,246,721
  Tuesday Morning Corp.*.....    939,490      5,308,119
                                           ------------
TOTAL MULTILINE RETAIL                        7,554,840
                                           ------------
  OIL, GAS & CONSUMABLE FUELS 2.3%
  Penn Virginia Corp. .......     47,815      1,219,761
  Petroleum Development
     Corp.*..................     94,774      2,218,659
  World Fuel Services
     Corp. ..................     41,720      1,186,100
                                           ------------
TOTAL OIL, GAS & CONSUMABLE FUELS             4,624,520
                                           ------------
  PERSONAL PRODUCTS 0.7%
  Mannatech, Inc. ...........    374,596      1,445,941
                                           ------------
TOTAL PERSONAL PRODUCTS                       1,445,941
                                           ------------
  PROFESSIONAL SERVICES 5.1%
  CDI Corp. .................    139,642      2,433,960
  Kelly Services,
     Inc. -- Class A*........    155,046      2,493,140
  School Specialty, Inc.*....     39,868        935,303
  SFN Group, Inc.*...........    166,065      1,419,856
  Volt Information Sciences,
     Inc.*...................    227,385      2,851,408
                                           ------------
TOTAL PROFESSIONAL SERVICES                  10,133,667
                                           ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 3.9%
  Cedar Shopping Centers,
     Inc. ...................    121,192        964,688
  Colonial Properties Trust..     44,010        694,038
  Kite Realty Group Trust....    404,854      2,194,308
  Lexington Realty Trust.....    209,248      1,481,476
  Pennsylvania Real Estate
     Investment Trust........    156,986      2,478,809
                                           ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     7,813,319
                                           ------------
  ROAD & RAIL 0.5%
  Arkansas Best Corp. .......     33,174      1,010,480
                                           ------------
TOTAL ROAD & RAIL                             1,010,480
                                           ------------


  SPECIALTY RETAIL 7.3%
  Brown Shoe Co., Inc. ......     80,177      1,507,328
  Cabela's, Inc.*............     98,334      1,785,745
  Christopher & Banks
     Corp. ..................    103,417      1,012,452
  Finish Line, Inc. -- Class
     A.......................     72,591      1,169,441
  Group 1 Automotive, Inc.*..     53,389      1,657,728
  Haverty Furniture Cos.,
     Inc. ...................     51,337        836,793


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  31




RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                  SHARES          VALUE
-------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Hot Topic, Inc. ...........    178,779     $1,365,872
  Lithia Motors,
     Inc. -- Class A*........     90,851        724,991
  MarineMax, Inc.*...........     78,586        876,234
  PEP Boys-Manny Moe & Jack..    151,016      1,892,231
  Stage Stores, Inc. ........     55,833        851,453
  Zale Corp.*................    291,138        949,110
                                           ------------
TOTAL SPECIALTY RETAIL                       14,629,378
                                           ------------
  TEXTILES, APPAREL & LUXURY GOODS 6.2%
  K-Swiss, Inc. -- Class A*..     43,172        537,060
  Movado Group, Inc.*........    102,956      1,277,684
  Perry Ellis International,
     Inc.*...................    103,256      2,491,567
  Quiksilver, Inc.*..........  1,520,676      8,105,203
                                           ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS       12,411,514
                                           ------------
  TOBACCO 0.8%
  Alliance One International,
     Inc.*...................    325,449      1,656,535
                                           ------------
TOTAL TOBACCO                                 1,656,535
                                           ------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Lawson Products, Inc. .....     53,450        868,562
                                           ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS          868,562
                                           ------------
TOTAL COMMON STOCKS
  (Cost $173,404,615)                       199,057,789
                                           ------------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money
     Market Fund.............    129,507        129,507
                                           ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $129,507)                               129,507
                                           ------------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $173,534,122)                       199,187,296
                                           ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             237,594
                                           ------------
NET ASSETS--100.0%                         $199,424,890
-------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

32



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.0%
  GenCorp, Inc.*...............  18,751      $116,631
  Stanley, Inc.*...............   3,800       120,194
                                          -----------
TOTAL AEROSPACE & DEFENSE                     236,825
                                          -----------
  AIRLINES 0.5%
  Allegiant Travel Co.*........   2,310       118,803
                                          -----------
TOTAL AIRLINES                                118,803
                                          -----------
  BEVERAGES 0.6%
  Boston Beer Co.,
     Inc. -- Class A*..........   2,270       129,413
                                          -----------
TOTAL BEVERAGES                               129,413
                                          -----------
  BIOTECHNOLOGY 1.3%
  Cubist Pharmaceuticals,
     Inc.*.....................   5,330       119,499
  Regeneron Pharmaceuticals,
     Inc.*.....................   7,121       181,799
                                          -----------
TOTAL BIOTECHNOLOGY                           301,298
                                          -----------
  BUILDING PRODUCTS 0.3%
  AAON, Inc. ..................   2,870        69,282
                                          -----------
TOTAL BUILDING PRODUCTS                        69,282
                                          -----------
  CAPITAL MARKETS 1.6%
  optionsXpress Holdings,
     Inc.*.....................   8,681       154,088
  Stifel Financial Corp.*......   2,550       146,191
  TradeStation Group, Inc.*....   7,811        65,300
                                          -----------
TOTAL CAPITAL MARKETS                         365,579
                                          -----------
  CHEMICALS 0.7%
  Balchem Corp. ...............   6,171       160,076
                                          -----------
TOTAL CHEMICALS                               160,076
                                          -----------
  COMMERCIAL BANKS 0.5%
  Signature Bank*..............   3,090       124,774
                                          -----------
TOTAL COMMERCIAL BANKS                        124,774
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 0.5%
  SYKES Enterprises, Inc.*.....   3,360        76,373
  Tetra Tech, Inc.*............   1,860        45,291
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          121,664
                                          -----------
  COMMUNICATIONS EQUIPMENT 1.9%
  Blue Coat Systems, Inc.*.....   9,951       323,706
  NETGEAR, Inc.*...............   4,290       116,087
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT                439,793
                                          -----------
  COMPUTERS & PERIPHERALS 2.4%
  Compellent Technologies,
     Inc.*.....................   9,861       123,953
  Novatel Wireless, Inc.*......  24,402       167,154
  Stratasys, Inc.*.............   4,410       105,134
  Synaptics, Inc.*.............   5,390       165,042
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 561,283
                                          -----------
  CONSUMER FINANCE 1.6%
  Cash America International,
     Inc. .....................   2,870       106,362
  First Cash Financial
     Services, Inc.*...........   4,450        98,167
  World Acceptance Corp.*......   4,600       162,288
                                          -----------
TOTAL CONSUMER FINANCE                        366,817
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 1.4%
  Capella Education Co.*.......   1,050        95,151
  Coinstar, Inc.*..............   5,130       227,567
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           322,718
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 0.7%
  Portfolio Recovery
     Associates, Inc.*.........   2,530       168,169
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          168,169
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
  Cbeyond, Inc.*...............   6,311        97,063
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     97,063
                                          -----------
  ELECTRICAL EQUIPMENT 1.9%
  AZZ, Inc. ...................   4,810       195,382
  Baldor Electric Co. .........   6,190       237,758
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    433,140
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.6%
  FARO Technologies, Inc.*.....   2,590        65,294
  Mercury Computer Systems,
     Inc.*.....................   8,691       111,766
  TTM Technologies, Inc.*......  16,581       180,070
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                357,130
                                          -----------
  ENERGY EQUIPMENT & SERVICES 5.9%
  CARBO Ceramics, Inc. ........     960        70,320
  Dril-Quip, Inc.*.............   3,480       201,596
  Gulf Island Fabrication,
     Inc. .....................   7,381       176,923
  Hornbeck Offshore Services,
     Inc.*.....................   7,651       187,220
  Lufkin Industries, Inc. .....     900        76,617
  Oil States International,
     Inc.*.....................   5,080       245,415
  Superior Well Services,
     Inc.*.....................  11,691       169,519
  TETRA Technologies, Inc.*....  19,152       235,378
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           1,362,988
                                          -----------
  FOOD & STAPLES RETAILING 1.3%
  Andersons, Inc.(The).........   8,241       297,830
                                          -----------
TOTAL FOOD & STAPLES RETAILING                297,830
                                          -----------
  FOOD PRODUCTS 3.5%
  Cal-Maine Foods, Inc. .......   4,440       148,207
  Calavo Growers, Inc. ........   5,660        98,144
  Darling International,
     Inc.*.....................  23,622       224,173
  Sanderson Farms, Inc. .......   2,560       145,075
  TreeHouse Foods, Inc.*.......   4,660       197,072
                                          -----------
TOTAL FOOD PRODUCTS                           812,671
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.8%
  Abaxis, Inc.*................   3,740        96,903
  Align Technology, Inc.*......   9,321       158,271
  American Medical Systems
     Holdings, Inc.*...........  10,151       181,906
  Cantel Medical Corp. ........   4,930        98,403
  Cooper Cos., Inc.(The).......   3,930       152,838
  Integra LifeSciences Holdings
     Corp.*....................   3,270       148,556
  Natus Medical, Inc.*.........   8,571       146,050
  Neogen Corp.*................   2,660        69,931
  Zoll Medical Corp.*..........   2,040        62,322
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES      1,115,180
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 8.0%
  Air Methods Corp.*...........   3,910       129,343
  Almost Family, Inc.*.........   1,660        70,317
  Amedisys, Inc.*..............   2,750       158,345
  Bio-Reference Labs, Inc.*....   4,620       108,108
  Catalyst Health Solutions,
     Inc.*.....................   4,780       202,242
  Genoptix, Inc.*..............   3,830       148,183
  Healthways, Inc.*............  11,351       184,908
  HMS Holdings Corp.*..........   3,580       191,530
  IPC The Hospitalist Co.,
     Inc.*.....................   6,220       193,069


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  33




RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  LHC Group, Inc.*.............   2,940      $100,254
  Odyssey HealthCare, Inc.*....   9,661       201,239
  RehabCare Group, Inc.*.......   5,480       156,289
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      1,843,827
                                          -----------
  HEALTH CARE TECHNOLOGY 1.0%
  Quality Systems, Inc. .......   3,440       220,194
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                  220,194
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 6.7%
  BJ's Restaurants, Inc.*......   8,351       201,510
  Buffalo Wild Wings, Inc.*....   4,420       182,723
  California Pizza Kitchen,
     Inc.*.....................   8,461       173,450
  CEC Entertainment, Inc.*.....   4,420       172,601
  Cracker Barrel Old Country
     Store, Inc. ..............   4,360       215,253
  Interval Leisure Group,
     Inc.*.....................   5,910        87,409
  P.F. Chang's China Bistro,
     Inc.*.....................   3,580       156,231
  Peet's Coffee & Tea, Inc.*...   3,030       120,049
  Texas Roadhouse, Inc.*.......  15,951       235,756
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         1,544,982
                                          -----------
  HOUSEHOLD DURABLES 1.1%
  National Presto Industries,
     Inc. .....................   1,690       189,229
  Universal Electronics,
     Inc.*.....................   2,960        62,811
                                          -----------
TOTAL HOUSEHOLD DURABLES                      252,040
                                          -----------
  INSURANCE 1.0%
  eHealth, Inc.*...............   9,401       128,888
  Tower Group, Inc. ...........   4,490       103,539
                                          -----------
TOTAL INSURANCE                               232,427
                                          -----------
  INTERNET & CATALOG RETAIL 2.5%
  Blue Nile, Inc.*.............   3,550       191,664
  HSN, Inc.*...................   6,130       184,697
  NutriSystem, Inc. ...........   6,821       131,850
  Stamps.com, Inc.*............   5,590        59,254
                                          -----------
TOTAL INTERNET & CATALOG RETAIL               567,465
                                          -----------
  INTERNET SOFTWARE & SERVICES 3.5%
  comScore, Inc.*..............  12,311       223,445
  DealerTrack Holdings, Inc.*..   5,491        83,738
  j2 Global Communications,
     Inc.*.....................   4,280       103,062
  Knot, Inc.(The)*.............   4,720        38,279
  Perficient, Inc.*............  28,112       350,557
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES            799,081
                                          -----------
  IT SERVICES 3.8%
  CSG Systems International,
     Inc.*.....................   5,650       128,368
  Cybersource Corp.*...........  10,761       276,342
  MAXIMUS, Inc. ...............   1,150        71,197
  TeleTech Holdings, Inc.*.....   7,301       120,832
  Wright Express Corp.*........   8,131       276,210
                                          -----------
TOTAL IT SERVICES                             872,949
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 1.3%
  Polaris Industries, Inc. ....   1,510        89,347
  Sturm Ruger & Co., Inc. .....  12,971       216,486
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            305,833
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 0.8%
  Dionex Corp.*................     930        75,860
  Enzo Biochem, Inc.*..........  16,161        96,481
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          172,341
                                          -----------
  MACHINERY 0.5%
  Gardner Denver, Inc. ........   2,420       121,702
                                          -----------
TOTAL MACHINERY                               121,702
                                          -----------
  MEDIA 1.9%
  Arbitron, Inc. ..............   2,510        77,333
  Dolan Media Co.*.............  30,857       366,890
                                          -----------
TOTAL MEDIA                                   444,223
                                          -----------
  METALS & MINING 0.3%
  AMCOL International Corp. ...   2,770        79,610
                                          -----------
TOTAL METALS & MINING                          79,610
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 0.5%
  St. Mary Land & Exploration
     Co. ......................   2,800       112,672
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             112,672
                                          -----------
  PAPER & FOREST PRODUCTS 0.5%
  Schweitzer-Mauduit
     International, Inc. ......   1,880       107,010
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                 107,010
                                          -----------
  PHARMACEUTICALS 1.3%
  Par Pharmaceutical Cos.,
     Inc.*.....................   4,000       108,560
  Salix Pharmaceuticals Ltd.*..   4,650       186,930
                                          -----------
TOTAL PHARMACEUTICALS                         295,490
                                          -----------
  PROFESSIONAL SERVICES 0.4%
  Heidrick & Struggles
     International, Inc. ......   3,180        83,984
                                          -----------
TOTAL PROFESSIONAL SERVICES                    83,984
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.7%
  Acadia Realty Trust..........   4,190        79,945
  DiamondRock Hospitality
     Co.*......................  16,691       183,434
  Medical Properties Trust,
     Inc. .....................  13,271       133,374
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     396,753
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
  Forestar Real Estate Group,
     Inc.*.....................   5,320       119,913
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 119,913
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.5%
  Cymer, Inc.*.................   1,670        57,030
  Diodes, Inc.*................  11,381       244,350
  Hittite Microwave Corp.*.....   3,660       187,685
  Kopin Corp.*.................  22,852        96,207
  Pericom Semiconductor
     Corp.*....................   7,841        91,583
  Sigma Designs, Inc.*.........  13,871       164,510
  Skyworks Solutions, Inc.*....   7,481       125,980
  Tessera Technologies, Inc.*..   7,291       147,861
  TriQuint Semiconductor,
     Inc.*.....................  33,963       256,081
  Veeco Instruments, Inc.*.....   2,940       129,331
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                 1,500,618
                                          -----------


  SOFTWARE 10.4%
  Blackbaud, Inc. .............   7,041       162,295
  Commvault Systems, Inc.*.....   8,101       169,716
  Concur Technologies, Inc.*...   3,000       125,730
  Ebix, Inc.*..................  13,461       219,010
  Epicor Software Corp.*.......  13,131       120,543
  Interactive Intelligence,
     Inc.*.....................  11,281       223,025
  JDA Software Group, Inc.*....   4,710       136,119
  Manhattan Associates, Inc.*..   4,470       128,110
  MicroStrategy, Inc. --
     Class A*..................   2,840       217,544
  Netscout Systems, Inc.*......  13,731       199,374


See Notes to Financial Statements.

34



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Radiant Systems, Inc.*.......  15,091      $212,330
  Smith Micro Software, Inc.*..  16,591       157,449
  Taleo Corp. Class A*.........   5,060       131,459
  Tyler Technologies, Inc.*....   5,800        98,832
  Websense, Inc.*..............   4,630       105,425
                                          -----------
TOTAL SOFTWARE                              2,406,961
                                          -----------
  SPECIALTY RETAIL 5.4%
  Big 5 Sporting Goods Corp. ..   7,261       123,074
  Buckle, Inc.(The)............   3,340       120,841
  Gymboree Corp.*..............   3,200       157,216
  Hibbett Sports, Inc.*........   3,260        89,650
  Jos. A. Bank Clothiers,
     Inc.*.....................   3,410       207,533
  Lumber Liquidators Holdings,
     Inc.*.....................  10,411       317,119
  Monro Muffler, Inc. .........   2,150        77,099
  Zumiez, Inc.*................   8,401       155,922
                                          -----------
TOTAL SPECIALTY RETAIL                      1,248,454
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 5.4%
  Crocs, Inc.*.................  26,372       254,753
  Deckers Outdoor Corp.*.......   1,760       247,421
  Iconix Brand Group, Inc.*....  13,741       237,170
  True Religion Apparel,
     Inc.*.....................   9,651       301,594
  Volcom, Inc.*................   8,491       202,425
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS      1,243,363
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  NTELOS Holdings Corp. .......   5,861       115,051
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    115,051
                                          -----------
TOTAL COMMON STOCKS
  (Cost $19,593,302)                       23,049,440
                                          -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Government Money Market
     Fund......................   5,523         5,523
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,523)                                 5,523
                                          -----------
TOTAL INVESTMENTS 99.9%(B)
  (Cost $19,598,825)                       23,054,963
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            24,427
                                          -----------
NET ASSETS--100.0%                        $23,079,390
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  35




RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AUTO COMPONENTS 2.4%
  Goodyear Tire & Rubber
     Co.(The)*.................  36,318      $487,751
  Johnson Controls, Inc. ......  14,812       497,535
                                          -----------
TOTAL AUTO COMPONENTS                         985,286
                                          -----------
  AUTOMOBILES 2.5%
  Ford Motor Co.*..............  34,988       455,544
  Harley-Davidson, Inc. .......  16,714       565,434
                                          -----------
TOTAL AUTOMOBILES                           1,020,978
                                          -----------
  DISTRIBUTORS 1.2%
  Genuine Parts Co. ...........  11,324       484,667
                                          -----------
TOTAL DISTRIBUTORS                            484,667
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 3.3%
  Apollo Group, Inc. -- Class
     A*........................   7,342       421,504
  DeVry, Inc. .................   7,038       439,101
  H&R Block, Inc. .............  27,938       511,545
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES         1,372,150
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 13.1%
  Carnival Corp. ..............  12,560       523,752
  Darden Restaurants, Inc. ....  10,808       483,658
  International Game
     Technology................  27,702       583,958
  Marriott International,
     Inc. -- Class A...........  16,250       597,350
  McDonald's Corp. ............   7,126       503,024
  Starbucks Corp. .............  18,918       491,490
  Starwood Hotels & Resorts
     Worldwide, Inc. ..........  11,056       602,663
  Wyndham Worldwide Corp. .....  19,702       528,211
  Wynn Resorts Ltd. ...........   6,552       578,148
  Yum! Brands, Inc. ...........  12,400       526,008
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         5,418,262
                                          -----------
  HOUSEHOLD DURABLES 11.5%
  D.R. Horton, Inc. ...........  37,370       548,965
  Fortune Brands, Inc. ........   9,556       500,926
  Harman International
     Industries, Inc.*.........  10,750       424,410
  Leggett & Platt, Inc. .......  21,994       539,513
  Lennar Corp. -- Class A......  28,914       575,389
  Newell Rubbermaid, Inc. .....  30,678       523,673
  Pulte Homes, Inc.*...........  41,596       544,492
  Stanley Black & Decker,
     Inc. .....................   8,096       503,166
  Whirlpool Corp. .............   5,466       595,083
                                          -----------
TOTAL HOUSEHOLD DURABLES                    4,755,617
                                          -----------
  INTERNET & CATALOG RETAIL 3.7%
  Amazon.com, Inc.*............   3,620       496,157
  Expedia, Inc. ...............  20,800       491,088
  Priceline.com, Inc.*.........   1,968       515,715
                                          -----------
TOTAL INTERNET & CATALOG RETAIL             1,502,960
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 3.5%
  Eastman Kodak Co.*...........  80,216       490,922
  Hasbro, Inc. ................  12,402       475,741
  Mattel, Inc. ................  20,292       467,730
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS          1,434,393
                                          -----------
  MEDIA 21.0%
  CBS Corp. -- Class B.........  33,534       543,586
  Comcast Corp. -- Class A.....  27,064       534,243
  DIRECTV -- Class A*..........  14,264       516,785
  Discovery Communications,
     Inc. -- Class A*..........  14,548       563,008
  Gannett Co., Inc. ...........  28,864       491,265
  Interpublic Group of Cos.,
     Inc.*.....................  54,650       486,931
  McGraw-Hill Cos., Inc. ......  13,158       443,688
  Meredith Corp. ..............  13,738       493,606
  New York Times Co. --
     Class A*..................  42,466       421,263
  News Corp. -- Class A........  33,640       518,729
  Omnicom Group, Inc. .........  12,072       514,991
  Scripps Networks
     Interactive -- Class A....  11,464       519,778
  Time Warner Cable, Inc. .....   9,718       546,637
  Time Warner, Inc. ...........  15,140       500,831
  Viacom, Inc. -- Class B*.....  14,920       527,124
  Walt Disney Co.(The).........  14,046       517,455
  Washington Post Co. --
     Class B...................   1,050       532,518
                                          -----------
TOTAL MEDIA                                 8,672,438
                                          -----------
  MULTILINE RETAIL 9.6%
  Big Lots, Inc.*..............  12,894       492,551
  Family Dollar Stores, Inc. ..  13,166       520,847
  J.C. Penney Co., Inc. .......  14,990       437,258
  Kohl's Corp.*................   8,548       470,055
  Macy's, Inc. ................  22,468       521,258
  Nordstrom, Inc. .............  11,618       480,172
  Sears Holdings Corp.*........   4,570       552,741
  Target Corp. ................   8,852       503,413
                                          -----------
TOTAL MULTILINE RETAIL                      3,978,295
                                          -----------
  SPECIALTY RETAIL 23.1%
  Abercrombie & Fitch
     Co. -- Class A............  10,712       468,436
  AutoNation, Inc.*............  25,686       518,857
  AutoZone, Inc.*..............   2,738       506,557
  Bed Bath & Beyond, Inc.*.....  10,792       496,000
  Best Buy Co., Inc. ..........  11,452       522,211
  GameStop Corp. -- Class A*...  22,254       540,995
  Gap, Inc.(The)...............  20,350       503,256
  Home Depot, Inc. ............  14,546       512,747
  Limited Brands, Inc. ........  19,174       513,863
  Lowe's Cos., Inc. ...........  18,964       514,304
  O'Reilly Automotive, Inc.*...  11,202       547,666
  Office Depot, Inc.*..........  59,862       410,653
  RadioShack Corp. ............  21,678       467,161
  Ross Stores, Inc. ...........   8,788       492,128
  Sherwin-Williams Co.(The)....   7,220       563,665
  Staples, Inc. ...............  19,754       464,812
  Tiffany & Co. ...............  10,022       485,867
  TJX Cos., Inc. ..............  10,966       508,164
  Urban Outfitters, Inc.*......  13,246       496,857
                                          -----------
TOTAL SPECIALTY RETAIL                      9,534,199
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 4.9%
  Coach, Inc. .................  12,462       520,289
  NIKE, Inc. -- Class B........   6,406       486,279
  Polo Ralph Lauren Corp. .....   5,700       512,430
  V.F. Corp. ..................   5,914       511,088
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS      2,030,086
                                          -----------
TOTAL COMMON STOCKS
  (Cost $33,319,519)                       41,189,331
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  35,092        35,092
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $35,092)                               35,092
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $33,354,611)                       41,224,423
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            37,780
                                          -----------
NET ASSETS--100.0%                        $41,262,203
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

36



RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.6%
  BEVERAGES 17.0%
  Brown-Forman Corp. --
     Class B...................   4,530      $263,555
  Coca-Cola Co.(The)...........   4,730       252,819
  Coca-Cola Enterprises,
     Inc. .....................   9,690       268,704
  Constellation Brands,
     Inc. -- Class A*..........  16,161       295,261
  Dr Pepper Snapple Group,
     Inc. .....................   7,190       235,329
  Molson Coors Brewing
     Co. -- Class B............   6,000       266,160
  PepsiCo, Inc. ...............   3,910       255,010
                                          -----------
TOTAL BEVERAGES                             1,836,838
                                          -----------
  FOOD & STAPLES RETAILING 21.9%
  Costco Wholesale Corp. ......   4,260       251,681
  CVS Caremark Corp. ..........   7,560       279,191
  Kroger Co.(The)..............  11,940       265,426
  Safeway, Inc. ...............  10,770       254,172
  SUPERVALU, Inc. .............  15,571       232,008
  Sysco Corp. .................   9,030       284,806
  Wal-Mart Stores, Inc. .......   4,690       251,618
  Walgreen Co. ................   7,540       265,031
  Whole Foods Market, Inc.*....   7,280       284,066
                                          -----------
TOTAL FOOD & STAPLES RETAILING              2,367,999
                                          -----------
  FOOD PRODUCTS 34.1%
  Archer-Daniels-Midland Co. ..   8,980       250,901
  Campbell Soup Co. ...........   7,370       264,288
  ConAgra Foods, Inc. .........  10,060       246,168
  Dean Foods Co.*..............  16,621       260,950
  General Mills, Inc. .........   3,540       251,977
  H.J. Heinz Co. ..............   5,480       256,848
  Hershey Co.(The).............   6,110       287,231
  Hormel Foods Corp. ..........   6,280       255,973
  J.M. Smucker Co.(The)........   4,340       265,044
  Kellogg Co. .................   4,890       268,657
  Kraft Foods, Inc. --
     Class A...................   8,750       259,000
  McCormick & Co., Inc. .......   6,650       263,140
  Sara Lee Corp. ..............  18,701       265,928
  Tyson Foods, Inc. --
     Class A...................  14,581       285,642
                                          -----------
TOTAL FOOD PRODUCTS                         3,681,747
                                          -----------
  HOUSEHOLD PRODUCTS 9.6%
  Clorox Co. ..................   4,030       260,741
  Colgate-Palmolive Co. .......   3,070       258,187
  Kimberly-Clark Corp. ........   4,250       260,355
  Procter & Gamble Co. ........   4,070       252,991
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                    1,032,274
                                          -----------
  PERSONAL PRODUCTS 7.4%
  Avon Products, Inc. .........   8,120       262,520
  Estee Lauder Cos.,
     Inc -- Class A............   4,120       271,590
  Mead Johnson Nutrition Co. ..   5,060       261,147
                                          -----------
TOTAL PERSONAL PRODUCTS                       795,257
                                          -----------
  TOBACCO 9.6%
  Altria Group, Inc. ..........  12,770       270,596
  Lorillard, Inc. .............   3,380       264,891
  Philip Morris International,
     Inc. .....................   4,950       242,946
  Reynolds American, Inc. .....   4,860       259,621
                                          -----------
TOTAL TOBACCO                               1,038,054
                                          -----------
TOTAL COMMON STOCKS
  (Cost $9,577,843)                        10,752,169
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  11,323        11,323
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,323)                               11,323
                                          -----------
TOTAL INVESTMENTS 99.7%(A)
  (Cost $9,589,166)                        10,763,492
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.3%                            36,881
                                          -----------
NET ASSETS--100.0%                        $10,800,373
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  37




RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.6%
  ENERGY EQUIPMENT & SERVICES 28.4%
  Baker Hughes, Inc. ..........   8,330      $414,514
  Cameron International
     Corp.*....................   9,520       375,659
  Diamond Offshore Drilling,
     Inc. .....................   4,720       373,352
  FMC Technologies, Inc.*......   6,540       442,693
  Halliburton Co. .............  12,920       395,998
  Helmerich & Payne, Inc. .....  10,460       424,885
  Nabors Industries, Ltd.*.....  19,990       431,184
  National-Oilwell Varco,
     Inc. .....................   9,320       410,360
  Rowan Cos., Inc.*............  14,970       446,106
  Schlumberger, Ltd. ..........   6,160       439,947
  Smith International, Inc. ...   9,140       436,527
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           4,591,225
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 71.2%
  Anadarko Petroleum Corp. ....   5,660       351,826
  Apache Corp. ................   3,890       395,846
  Cabot Oil & Gas Corp. .......  10,340       373,584
  Chesapeake Energy Corp. .....  16,480       392,224
  Chevron Corp. ...............   5,330       434,075
  ConocoPhillips...............   7,580       448,660
  CONSOL Energy, Inc. .........   8,610       384,695
  Denbury Resources, Inc.*.....  25,560       489,474
  Devon Energy Corp. ..........   6,140       413,406
  El Paso Corp. ...............  35,470       429,187
  EOG Resources, Inc. .........   4,320       484,358
  Exxon Mobil Corp. ...........   5,930       402,351
  Hess Corp. ..................   6,510       413,711
  Marathon Oil Corp. ..........  12,440       399,946
  Massey Energy Co. ...........   7,810       286,080
  Murphy Oil Corp. ............   7,230       434,885
  Noble Energy, Inc. ..........   5,390       411,796
  Occidental Petroleum Corp. ..   4,810       426,455
  Peabody Energy Corp. ........   8,420       393,382
  Pioneer Natural Resources
     Co. ......................   7,510       481,616
  Range Resources Corp. .......   8,240       393,542
  Southwestern Energy Co.*.....   9,940       394,419
  Spectra Energy Corp. ........  17,820       415,919
  Sunoco, Inc. ................  13,370       438,269
  Tesoro Corp. ................  28,920       380,298
  Valero Energy Corp. .........  19,600       407,484
  Williams Cos., Inc.(The).....  17,630       416,244
  XTO Energy, Inc. ............   8,400       399,168
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS          11,492,900
                                          -----------
TOTAL COMMON STOCKS
  (Cost $14,718,929)                       16,084,125
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  20,760        20,760
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $20,760)                               20,760
                                          -----------
TOTAL INVESTMENTS 99.7%(A)
  (Cost $14,739,689)                       16,104,885
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.3%                            52,931
                                          -----------
NET ASSETS--100.0%                        $16,157,816
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

38



RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  CAPITAL MARKETS 17.0%
  Ameriprise Financial,
     Inc. ....................    6,600      $305,976
  Bank of New York Mellon
     Corp. ...................    9,480       295,113
  Charles Schwab Corp.(The)...   15,480       298,609
  E*TRADE Financial Corp.*....  184,440       309,859
  Federated Investors,
     Inc. -- Class B..........   11,240       271,109
  Franklin Resources, Inc. ...    2,630       304,133
  Goldman Sachs Group,
     Inc.(The)................    1,650       239,580
  Invesco Ltd. ...............   13,990       321,630
  Janus Capital Group, Inc. ..   20,680       291,175
  Legg Mason, Inc. ...........    9,880       313,097
  Morgan Stanley..............    9,810       296,458
  Northern Trust Corp. .......    5,240       288,095
  State Street Corp. .........    6,290       273,615
  T. Rowe Price Group, Inc. ..    5,310       305,378
                                          -----------
TOTAL CAPITAL MARKETS                       4,113,827
                                          -----------
  COMMERCIAL BANKS 18.9%
  BB&T Corp. .................    9,120       303,149
  Comerica, Inc. .............    7,660       321,720
  Fifth Third Bancorp.........   21,800       325,038
  First Horizon National
     Corp.*...................   20,040       283,566
  Huntington Bancshares,
     Inc. ....................   54,370       368,085
  KeyCorp.....................   38,550       347,721
  M&T Bank Corp. .............    3,480       303,978
  Marshall & Ilsley Corp. ....   37,550       341,705
  PNC Financial Services
     Group, Inc. .............    4,900       329,329
  Regions Financial Corp. ....   39,170       346,263
  SunTrust Banks, Inc. .......   10,660       315,536
  U.S. Bancorp................   11,200       299,824
  Wells Fargo & Co. ..........    9,610       318,187
  Zions Bancorp...............   13,030       374,352
                                          -----------
TOTAL COMMERCIAL BANKS                      4,578,453
                                          -----------
  CONSUMER FINANCE 5.1%
  American Express Co. .......    7,210       332,525
  Capital One Financial
     Corp. ...................    7,250       314,723
  Discover Financial
     Services.................   19,090       295,131
  SLM Corp.*..................   24,720       302,573
                                          -----------
TOTAL CONSUMER FINANCE                      1,244,952
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 11.1%
  Bank of America Corp. ......   17,270       307,924
  Citigroup, Inc.*............   73,590       321,588
  CME Group, Inc. ............      940       308,705
  IntercontinentalExchange,
     Inc.*....................    2,690       313,735
  JPMorgan Chase & Co. .......    6,710       285,712
  Leucadia National Corp.*....   11,380       288,028
  Moody's Corp. ..............    9,780       241,762
  Nasdaq OMX Group (The)*.....   13,870       291,270
  NYSE Euronext...............    9,900       323,037
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES        2,681,761
                                          -----------
  INSURANCE 26.0%
  AFLAC, Inc. ................    5,350       272,636
  Allstate Corp. .............    9,360       305,791
  American International
     Group, Inc.*.............    8,520       331,428
  Aon Corp. ..................    6,860       291,276
  Assurant, Inc. .............    8,780       319,855
  Berkshire Hathaway,
     Inc. -- Class B*.........    3,550       273,350
  Chubb Corp. ................    5,690       300,830
  Cincinnati Financial
     Corp. ...................    9,940       282,296
  Genworth Financial,
     Inc. -- Class A*.........   18,120       299,342
  Hartford Financial Services
     Group, Inc. .............   10,700       305,699
  Lincoln National Corp. .....   10,080       308,347
  Loews Corp. ................    7,850       292,334
  Marsh & McLennan Cos.,
     Inc. ....................   11,840       286,765
  MetLife, Inc. ..............    6,940       316,325
  Principal Financial Group,
     Inc. ....................   10,630       310,609
  Progressive Corp. ..........   16,140       324,253
  Prudential Financial,
     Inc. ....................    5,010       318,436
  Torchmark Corp. ............    5,470       292,864
  Travelers Cos., Inc.(The)...    5,510       279,577
  Unum Group..................   12,170       297,800
  XL Capital, Ltd. --
     Class A..................   15,350       273,230
                                          -----------
TOTAL INSURANCE                             6,283,043
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 18.0%
  Apartment Investment &
     Management Co. -- Class
     A........................   16,220       363,490
  AvalonBay Communities,
     Inc. ....................    3,320       345,413
  Boston Properties, Inc. ....    3,840       302,822
  Equity Residential..........    7,420       335,904
  HCP, Inc. ..................    8,780       282,014
  Health Care REIT, Inc. .....    6,380       286,653
  Host Hotels & Resorts,
     Inc. ....................   21,330       346,826
  Kimco Realty Corp. .........   18,790       292,936
  Plum Creek Timber Co.,
     Inc. ....................    7,580       301,684
  ProLogis....................   20,520       270,248
  Public Storage, Inc. .......    3,200       310,112
  Simon Property Group,
     Inc. ....................    3,460       308,009
  Ventas, Inc. ...............    6,170       291,409
  Vornado Realty Trust........    3,870       322,642
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   4,360,162
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.4%
  CB Richard Ellis Group,
     Inc. -- Class A*.........   19,560       338,779
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 338,779
                                          -----------
  THRIFTS & MORTGAGE FINANCE 2.3%
  Hudson City Bancorp, Inc. ..   21,000       279,300
  People's United Financial,
     Inc. ....................   18,510       287,460
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              566,760
                                          -----------
TOTAL COMMON STOCKS
  (Cost $20,611,549)                       24,167,737
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.....................   31,373        31,373
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $31,373)                               31,373
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $20,642,922)                       24,199,110
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            20,603
                                          -----------
NET ASSETS--100.0%                        $24,219,713
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  39




RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  BIOTECHNOLOGY 10.7%
  Amgen, Inc.*................   24,530    $1,407,041
  Biogen Idec, Inc.*..........   24,280     1,292,910
  Celgene Corp.*..............   22,490     1,393,255
  Cephalon, Inc.*.............   20,080     1,289,136
  Genzyme Corp.*..............   24,520     1,305,445
  Gilead Sciences, Inc.*......   30,360     1,204,381
                                          -----------
TOTAL BIOTECHNOLOGY                         7,892,168
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 25.8%
  Baxter International,
     Inc. ....................   24,680     1,165,390
  Becton, Dickinson & Co. ....   18,470     1,410,554
  Boston Scientific Corp.*....  204,110     1,404,277
  C.R. Bard, Inc. ............   17,410     1,506,487
  CareFusion Corp.*...........   57,660     1,590,263
  Dentsply International,
     Inc. ....................   42,710     1,564,894
  Hospira, Inc.*..............   25,630     1,378,638
  Intuitive Surgical, Inc.*...    4,150     1,496,324
  Medtronic, Inc. ............   32,560     1,422,546
  St Jude Medical, Inc.*......   37,020     1,511,156
  Stryker Corp. ..............   25,750     1,479,080
  Varian Medical Systems,
     Inc.*....................   27,270     1,537,483
  Zimmer Holdings, Inc.*......   25,590     1,558,687
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES     19,025,779
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 30.3%
  Aetna, Inc. ................   42,330     1,250,852
  AmerisourceBergen Corp. ....   50,970     1,572,425
  Cardinal Health, Inc. ......   40,790     1,415,005
  CIGNA Corp. ................   39,350     1,261,561
  Coventry Health Care,
     Inc.*....................   55,230     1,311,160
  DaVita, Inc.*...............   22,930     1,431,520
  Express Scripts, Inc.*......   14,470     1,448,881
  Humana, Inc.*...............   29,000     1,325,880
  Laboratory Corp. of America
     Holdings*................   19,310     1,517,187
  McKesson Corp. .............   22,830     1,479,612
  Medco Health Solutions,
     Inc.*....................   22,160     1,305,667
  Patterson Cos., Inc. .......   47,270     1,512,167
  Quest Diagnostics, Inc. ....   25,450     1,454,722
  Tenet Healthcare Corp.*.....  254,430     1,590,187
  UnitedHealth Group, Inc. ...   42,610     1,291,509
  WellPoint, Inc.*............   22,350     1,202,430
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES     22,370,765
                                          -----------
  HEALTH CARE TECHNOLOGY 2.1%
  Cerner Corp.*...............   18,260     1,550,457
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                1,550,457
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 10.4%
  Life Technologies Corp.*....   27,160     1,485,924
  Millipore Corp.*............   13,810     1,465,932
  PerkinElmer, Inc. ..........   60,890     1,525,294
  Thermo Fisher Scientific,
     Inc.*....................   29,160     1,611,965
  Waters Corp.*...............   22,380     1,611,136
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES        7,700,251
                                          -----------
  PHARMACEUTICALS 20.6%
  Abbott Laboratories.........   27,130     1,387,971
  Allergan, Inc. .............   22,720     1,447,037
  Bristol-Myers Squibb Co. ...   55,780     1,410,676
  Eli Lilly & Co. ............   40,190     1,405,444
  Forest Laboratories, Inc.*..   46,810     1,276,041
  Johnson & Johnson, Inc. ....   22,410     1,440,963
  King Pharmaceuticals,
     Inc.*....................  118,710     1,163,358
  Merck & Co., Inc. ..........   38,170     1,337,477
  Mylan, Inc.*................   64,280    $1,416,088
  Pfizer, Inc. ...............   85,760     1,433,907
  Watson Pharmaceuticals,
     Inc.*....................   35,890     1,536,810
                                          -----------
TOTAL PHARMACEUTICALS                      15,255,772
                                          -----------
TOTAL COMMON STOCKS
  (Cost $71,888,746)                       73,795,192
                                          -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Government Money Market
     Fund.....................   35,803        35,803
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $35,803)                               35,803
                                          -----------
TOTAL INVESTMENTS 99.9%(B)
  (Cost $71,924,549)                       73,830,995
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            52,050
                                          -----------
NET ASSETS--100.0%                        $73,883,045
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Amount represents less than 0.1% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

40



RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 20.4%
  Boeing Co. ..................   9,838      $712,566
  General Dynamics Corp. ......   9,276       708,316
  Goodrich Corp. ..............   9,818       728,299
  Honeywell International,
     Inc. .....................  15,966       757,906
  ITT Corp. ...................  13,314       739,859
  L-3 Communications Holdings,
     Inc. .....................   7,448       696,909
  Lockheed Martin Corp. .......   8,090       686,760
  Northrop Grumman Corp. ......  10,724       727,409
  Precision Castparts Corp. ...   5,744       737,185
  Raytheon Co. ................  12,300       717,090
  Rockwell Collins, Inc. ......  11,140       724,100
  United Technologies Corp. ...   9,558       716,372
                                          -----------
TOTAL AEROSPACE & DEFENSE                   8,652,771
                                          -----------
  AIR FREIGHT & LOGISTICS 6.9%
  C.H. Robinson Worldwide,
     Inc. .....................  12,374       746,152
  Expeditors International of
     Washington, Inc. .........  18,148       739,350
  FedEx Corp. .................   7,718       694,697
  United Parcel Service,
     Inc. -- Class B...........  10,906       754,041
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS               2,934,240
                                          -----------
  AIRLINES 1.7%
  Southwest Airlines Co. ......  54,640       720,155
                                          -----------
TOTAL AIRLINES                                720,155
                                          -----------
  BUILDING PRODUCTS 1.8%
  Masco Corp. .................  46,400       753,072
                                          -----------
TOTAL BUILDING PRODUCTS                       753,072
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 13.7%
  Avery Dennison Corp. ........  20,092       784,191
  Cintas Corp. ................  24,966       680,323
  Iron Mountain, Inc. .........  26,906       676,686
  Pitney Bowes, Inc. ..........  28,662       728,015
  R.R. Donnelley & Sons Co. ...  34,286       736,806
  Republic Services, Inc. .....  24,560       762,097
  Stericycle, Inc.*............  12,602       742,258
  Waste Management, Inc. ......  20,492       710,662
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES        5,821,038
                                          -----------
  CONSTRUCTION & ENGINEERING 5.5%
  Fluor Corp. .................  15,502       819,126
  Jacobs Engineering Group,
     Inc.*.....................  16,262       784,154
  Quanta Services, Inc.*.......  36,074       726,169
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING            2,329,449
                                          -----------
  ELECTRICAL EQUIPMENT 7.4%
  Emerson Electric Co. ........  14,418       753,052
  First Solar, Inc.*...........   6,194       889,149
  Rockwell Automation, Inc. ...  12,670       769,323
  Roper Industries, Inc. ......  12,220       745,664
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                  3,157,188
                                          -----------
  INDUSTRIAL CONGLOMERATES 5.2%
  3M Co. ......................   8,538       757,065
  General Electric Co. ........  38,828       732,296
  Textron, Inc. ...............  31,342       715,851
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES              2,205,212
                                          -----------
  MACHINERY 21.7%
  Caterpillar, Inc. ...........  11,830       805,505
  Cummins, Inc. ...............  12,014       867,771
  Danaher Corp. ...............   9,096       766,611
  Deere & Co. .................  11,844       708,508
  Dover Corp. .................  15,036       785,180
  Eaton Corp. .................   9,426       727,310
  Flowserve Corp. .............   6,684       765,853
  Illinois Tool Works, Inc. ...  14,982       765,580
  PACCAR, Inc. ................  16,636       773,907
  Pall Corp. ..................  18,132       706,967
  Parker-Hannifin Corp. .......  10,741       743,062
  Snap-on, Inc. ...............  16,342       787,357
                                          -----------
TOTAL MACHINERY                             9,203,611
                                          -----------
  PROFESSIONAL SERVICES 4.7%
  Dun & Bradstreet Corp. ......   9,446       727,059
  Equifax, Inc. ...............  19,766       664,137
  Robert Half International,
     Inc. .....................  22,484       615,612
                                          -----------
TOTAL PROFESSIONAL SERVICES                 2,006,808
                                          -----------
  ROAD & RAIL 7.2%
  CSX Corp. ...................  13,636       764,298
  Norfolk Southern Corp. ......  12,660       751,118
  Ryder System, Inc. ..........  18,176       845,547
  Union Pacific Corp. .........   9,568       723,915
                                          -----------
TOTAL ROAD & RAIL                           3,084,878
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 3.6%
  Fastenal Co. ................  14,948       817,506
  W.W. Grainger, Inc. .........   6,528       721,605
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS      1,539,111
                                          -----------
TOTAL COMMON STOCKS
  (Cost $34,791,591)                       42,407,533
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  25,569        25,569
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $25,569)                               25,569
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $34,817,160)                       42,433,102
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            25,621
                                          -----------
NET ASSETS--100.0%                        $42,458,723
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  41




RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  CHEMICALS 42.5%
  Air Products & Chemicals,
     Inc. .....................  16,506    $1,267,331
  Airgas, Inc. ................  19,280     1,223,316
  CF Industries Holdings,
     Inc. .....................  13,515     1,130,800
  Dow Chemical Co.(The)........  41,864     1,290,667
  Du Pont (E.I.) de Nemours &
     Co. ......................  33,718     1,343,325
  Eastman Chemical Co. ........  20,149     1,348,371
  Ecolab, Inc. ................  28,528     1,393,308
  FMC Corp. ...................  20,580     1,309,711
  International Flavors &
     Fragrances, Inc. .........  27,430     1,373,969
  Monsanto Co. ................  17,119     1,079,524
  PPG Industries, Inc. ........  19,032     1,339,282
  Praxair, Inc. ...............  15,130     1,267,440
  Sigma-Aldrich Corp. .........  22,548     1,337,096
                                          -----------
TOTAL CHEMICALS                            16,704,140
                                          -----------
  CONSTRUCTION MATERIALS 3.7%
  Vulcan Materials Co. ........  25,395     1,454,626
                                          -----------
TOTAL CONSTRUCTION MATERIALS                1,454,626
                                          -----------
  CONTAINERS & PACKAGING 15.9%
  Ball Corp. ..................  22,733     1,209,623
  Bemis Co., Inc. .............  42,135     1,281,325
  Owens-Illinois, Inc.*........  36,079     1,278,640
  Pactiv Corp.*................  49,680     1,262,369
  Sealed Air Corp. ............  57,158     1,228,897
                                          -----------
TOTAL CONTAINERS & PACKAGING                6,260,854
                                          -----------
  METALS & MINING 27.5%
  AK Steel Holding Corp. ......  55,641       931,987
  Alcoa, Inc. .................  86,537     1,163,057
  Allegheny Technologies,
     Inc. .....................  24,127     1,290,071
  Cliffs Natural Resources,
     Inc. .....................  19,313     1,207,642
  Freeport-McMoRan Copper &
     Gold, Inc. ...............  15,617     1,179,552
  Newmont Mining Corp. ........  24,243     1,359,547
  Nucor Corp. .................  27,884     1,263,703
  Titanium Metals Corp.*.......  83,836     1,292,751
  United States Steel Corp. ...  20,832     1,138,677
                                          -----------
TOTAL METALS & MINING                      10,826,987
                                          -----------
  PAPER & FOREST PRODUCTS 10.1%
  International Paper Co. .....  47,585     1,272,423
  MeadWestvaco Corp. ..........  49,333     1,340,377
  Weyerhaeuser Co. ............  27,873     1,380,271
                                          -----------
TOTAL PAPER & FOREST PRODUCTS               3,993,071
                                          -----------
TOTAL COMMON STOCKS
  (Cost $31,639,341)                       39,239,678
                                          -----------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund......................  73,237        73,237
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $73,237)                               73,237
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $31,712,578)                       39,312,915
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            22,142
                                          -----------
NET ASSETS--100.0%                        $39,335,057
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

42



RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  COMMUNICATIONS EQUIPMENT 9.6%
  Cisco Systems, Inc.*........   44,176    $1,189,218
  Harris Corp. ...............   25,172     1,295,855
  JDS Uniphase Corp.*.........  105,590     1,371,614
  Juniper Networks, Inc.*.....   38,595     1,096,484
  Motorola, Inc.*.............  160,307     1,133,370
  QUALCOMM, Inc. .............   28,870     1,118,424
  Tellabs, Inc. ..............  153,340     1,392,327
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT              8,597,292
                                          -----------
  COMPUTERS & PERIPHERALS 15.2%
  Apple, Inc.*................    5,199     1,357,563
  Dell, Inc.*.................   80,524     1,302,878
  EMC Corp.*..................   62,160     1,181,662
  Hewlett-Packard Co. ........   22,055     1,146,198
  International Business
     Machines Corp. ..........    9,085     1,171,965
  Lexmark International,
     Inc. -- Class A*.........   33,380     1,236,729
  NetApp, Inc.*...............   35,687     1,237,268
  QLogic Corp.*...............   58,295     1,129,174
  SanDisk Corp.*..............   35,950     1,434,046
  Teradata Corp.*.............   40,020     1,163,382
  Western Digital Corp.*......   30,291     1,244,657
                                          -----------
TOTAL COMPUTERS & PERIPHERALS              13,605,522
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 8.0%
  Agilent Technologies,
     Inc.*....................   34,605     1,254,777
  Amphenol Corp. -- Class A...   26,572     1,227,892
  Corning, Inc. ..............   59,128     1,138,214
  FLIR Systems, Inc.*.........   42,466     1,299,035
  Jabil Circuit, Inc. ........   66,828     1,023,805
  Molex, Inc. ................   54,978     1,232,057
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                              7,175,780
                                          -----------
  INTERNET SOFTWARE & SERVICES 7.9%
  Akamai Technologies, Inc.*..   36,795     1,428,750
  eBay, Inc.*.................   42,381     1,009,092
  Google, Inc. -- Class A*....    2,064     1,084,508
  Monster Worldwide, Inc.*....   69,031     1,203,210
  VeriSign, Inc.*.............   43,224     1,178,718
  Yahoo!, Inc.*...............   70,279     1,161,712
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES          7,065,990
                                          -----------
  IT SERVICES 14.3%
  Automatic Data Processing,
     Inc. ....................   25,860     1,121,290
  Cognizant Technology
     Solutions Corp. --
     Class A*.................   22,571     1,155,184
  Computer Sciences Corp.*....   21,227     1,112,082
  Fidelity National
     Information Services,
     Inc. ....................   49,107     1,291,023
  Fiserv, Inc.*...............   22,774     1,163,524
  Mastercard, Inc. --
     Class A..................    4,732     1,173,725
  Paychex, Inc. ..............   35,989     1,101,263
  SAIC, Inc.*.................   61,038     1,062,672
  Total System Services,
     Inc. ....................   76,469     1,224,269
  Visa, Inc. -- Class A.......   13,008     1,173,712
  Western Union Co. ..........   69,574     1,269,725
                                          -----------
TOTAL IT SERVICES                          12,848,469
                                          -----------

  OFFICE ELECTRONICS 1.4%
  Xerox Corp. ................  120,494     1,313,384
                                          -----------
TOTAL OFFICE ELECTRONICS                    1,313,384
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23.9%
  Advanced Micro Devices,
     Inc.*....................  126,149     1,142,910
  Altera Corp. ...............   46,701     1,184,337
  Analog Devices, Inc. .......   38,762     1,160,147
  Applied Materials, Inc. ....   92,418     1,273,520
  Broadcom Corp. -- Class A...   34,391     1,186,146
  Intel Corp. ................   52,670     1,202,456
  KLA-Tencor Corp. ...........   40,055     1,364,273
  Linear Technology Corp. ....   40,808     1,226,688
  LSI Corp.*..................  179,264     1,079,169
  MEMC Electronic Materials,
     Inc.*....................   81,699     1,059,636
  Microchip Technology,
     Inc. ....................   40,894     1,194,514
  Micron Technology, Inc.*....  115,549     1,080,383
  National Semiconductor
     Corp. ...................   79,625     1,176,858
  Novellus Systems, Inc.*.....   49,924     1,308,009
  NVIDIA Corp.*...............   66,999     1,053,224
  Teradyne, Inc.*.............  109,121     1,334,550
  Texas Instruments, Inc. ....   47,387     1,232,536
  Xilinx, Inc. ...............   43,545     1,122,590
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                21,381,946
                                          -----------
  SOFTWARE 19.6%
  Adobe Systems, Inc.*........   33,319     1,119,185
  Autodesk, Inc.*.............   39,716     1,350,741
  BMC Software, Inc.*.........   29,386     1,156,633
  CA, Inc. ...................   49,417     1,127,202
  Citrix Systems, Inc.*.......   23,904     1,123,488
  Compuware Corp.*............  133,195     1,145,477
  Electronic Arts, Inc.*......   62,765     1,215,758
  Intuit, Inc.*...............   33,466     1,210,130
  McAfee, Inc.*...............   28,100       976,475
  Microsoft Corp. ............   39,175     1,196,404
  Novell, Inc.*...............  203,301     1,140,519
  Oracle Corp. ...............   46,109     1,191,457
  Red Hat, Inc.*..............   38,587     1,152,594
  Salesforce.com, Inc.*.......   15,211     1,302,062
  Symantec Corp.*.............   67,182     1,126,642
                                          -----------
TOTAL SOFTWARE                             17,534,767
                                          -----------
TOTAL COMMON STOCKS
  (Cost $82,312,847)                       89,523,151
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.....................   66,738        66,738
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $66,738)                               66,738
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $82,379,585)                       89,589,889
                                          -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                              (9,553)
                                          -----------
NET ASSETS--100.0%                        $89,580,336
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  43




RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES 13.1%
  AT&T, Inc. ..................   9,690      $252,522
  CenturyTel, Inc. ............   7,290       248,662
  Frontier Communications
     Corp. ....................  34,030       270,879
  Qwest Communications
     International, Inc. ......  50,010       261,552
  Verizon Communications,
     Inc. .....................   8,360       241,520
  Windstream Corp. ............  22,900       253,045
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                  1,528,180
                                          -----------
  ELECTRIC UTILITIES 30.0%
  Allegheny Energy, Inc. ......  10,870       236,749
  American Electric Power Co.,
     Inc. .....................   7,350       252,105
  Duke Energy Corp. ...........  15,280       256,398
  Edison International.........   7,380       253,651
  Entergy Corp. ...............   3,150       256,063
  Exelon Corp. ................   5,700       248,463
  FirstEnergy Corp. ...........   6,420       243,125
  FPL Group, Inc. .............   5,270       274,303
  Northeast Utilities..........   9,290       258,169
  Pepco Holdings, Inc. ........  14,740       246,748
  Pinnacle West Capital
     Corp. ....................   6,740       251,672
  PPL Corp. ...................   8,930       221,107
  Progress Energy, Inc. .......   6,390       255,089
  Southern Co. ................   7,600       262,656
                                          -----------
TOTAL ELECTRIC UTILITIES                    3,516,298
                                          -----------
  GAS UTILITIES 9.2%
  EQT Corp. ...................   6,100       265,289
  Nicor, Inc. .................   5,870       255,404
  Oneok, Inc. .................   5,530       271,744
  Questar Corp. ...............   5,970       286,261
                                          -----------
TOTAL GAS UTILITIES                         1,078,698
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 6.7%
  AES Corp.(The)*..............  22,140       255,496
  Constellation Energy Group,
     Inc. .....................   7,020       248,157
  NRG Energy, Inc.*............  11,570       279,647
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              783,300
                                          -----------
  MULTI-UTILITIES 33.5%
  Ameren Corp. ................   9,780       253,889
  CenterPoint Energy, Inc. ....  17,530       251,731
  CMS Energy Corp. ............  16,110       261,949
  Consolidated Edison, Inc. ...   5,750       259,900
  Dominion Resources, Inc. ....   6,260       261,668
  DTE Energy Co. ..............   5,650       272,160
  Integrys Energy Group,
     Inc. .....................   5,510       273,351
  NiSource, Inc. ..............  16,210       264,223
  PG&E Corp. ..................   5,890       257,982
  Public Service Enterprise
     Group, Inc. ..............   8,230       264,430
  SCANA Corp. .................   6,710       264,844
  Sempra Energy................   5,030       247,375
  TECO Energy, Inc. ...........  16,030       271,388
  Wisconsin Energy Corp. ......   5,040       264,650
  Xcel Energy, Inc. ...........  11,780       256,215
                                          -----------
TOTAL MULTI-UTILITIES                       3,925,755
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 6.8%
  American Tower Corp. --
     Class A*..................   5,720       233,433
  MetroPCS Communications,
     Inc.*.....................  36,120       275,596
  Sprint Nextel Corp.*.........  67,790       288,107
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    797,136
                                          -----------
TOTAL COMMON STOCKS
  (Cost $11,061,700)                       11,629,367
                                          -----------


SHORT TERM INVESTMENTS 0.3%
  SSgA Government Money Market
     Fund......................  30,523        30,523
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,523)                               30,523
                                          -----------
TOTAL INVESTMENTS 99.6%(A)
  (Cost $11,092,223)                       11,659,890
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.4%                            44,975
                                          -----------
NET ASSETS--100.0%                        $11,704,865
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

44




STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                   April 30, 2010
--------------------------------------------------------------------------------


                                                                              RYDEX S&P         RYDEX S&P
                                       RYDEX S&P 500     RYDEX S&P 500       MIDCAP 400        MIDCAP 400
                                      PURE VALUE ETF   PURE GROWTH ETF   PURE VALUE ETF   PURE GROWTH ETF
                                      --------------   ---------------   --------------   ---------------
ASSETS
Investments at Market Value*........   $117,562,510      $89,451,361       $72,814,998      $227,716,335
Cash................................         60,219            1,045            49,183         3,335,105
Receivables:
  Investments Sold..................             --          733,551                --         2,420,928
  Fund Shares Sold..................      5,541,401        3,824,275                --         3,299,108
  Dividends.........................         70,735           26,355            32,132            20,740
                                       ------------      -----------       -----------      ------------
     TOTAL ASSETS...................    123,234,865       94,036,587        72,896,313       236,792,216
                                       ------------      -----------       -----------      ------------
LIABILITIES
Payables:
  Investments Purchased.............      5,537,994        4,547,003                --         5,790,626
  Accrued Management Fees...........         28,434           24,977            19,505            62,640
                                       ------------      -----------       -----------      ------------
     TOTAL LIABILITIES..............      5,566,428        4,571,980            19,505         5,853,266
                                       ------------      -----------       -----------      ------------
NET ASSETS..........................   $117,668,437      $89,464,607       $72,876,808      $230,938,950
                                       ============      ===========       ===========      ============
NET ASSETS CONSIST OF:
Paid-in Capital.....................   $116,247,008      $86,301,809       $68,643,506      $211,376,703
Undistributed (Distributions in
  Excess) of Net Investment Income..         37,948            1,496            32,636           (14,649)
Accumulated Net Realized Loss on
  Investment Securities.............     (9,201,115)      (7,998,590)       (4,017,709)       (2,919,440)
Net Unrealized Appreciation on
  Investment Securities.............     10,584,596       11,159,892         8,218,375        22,496,336
                                       ------------      -----------       -----------      ------------
NET ASSETS..........................   $117,668,437      $89,464,607       $72,876,808      $230,938,950
                                       ============      ===========       ===========      ============
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value.........      4,252,836        2,400,299         2,200,499         3,500,021
                                       ============      ===========       ===========      ============
Net Asset Value, Offering Price and
  Repurchase Price Per Share........   $      27.67      $     37.27       $     33.12      $      65.98
                                       ============      ===========       ===========      ============
*Total Cost of Investments..........   $106,977,914      $78,291,469       $64,596,623      $205,219,999
                                       ============      ===========       ===========      ============





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  45





STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)       April 30, 2010
--------------------------------------------------------------------------------

                                         RYDEX S&P         RYDEX S&P     RYDEX S&P EQUAL   RYDEX S&P EQUAL
                                      SMALLCAP 600      SMALLCAP 600     WEIGHT CONSUMER   WEIGHT CONSUMER
                                    PURE VALUE ETF   PURE GROWTH ETF   DISCRETIONARY ETF       STAPLES ETF
                                    --------------   ---------------   -----------------   ---------------
ASSETS
Investments at Market Value*......   $199,187,296      $23,054,963        $41,224,423        $10,763,492
Cash..............................         82,943           22,662             37,389             27,998
Receivables:
  Investments Sold................             --          259,183                 --                 --
  Fund Shares Sold................      1,974,488               --                 --                 --
  Dividends.......................        204,494            4,243             16,477             13,357
                                     ------------      -----------        -----------        -----------
     TOTAL ASSETS.................    201,449,221       23,341,051         41,278,289         10,804,847
                                     ------------      -----------        -----------        -----------
LIABILITIES
Payables:
  Investments Purchased...........      1,972,251          255,543                 --                 --
  Accrued Management Fees.........         52,080            6,118             16,086              4,474
                                     ------------      -----------        -----------        -----------
     TOTAL LIABILITIES............      2,024,331          261,661             16,086              4,474
                                     ------------      -----------        -----------        -----------
NET ASSETS........................   $199,424,890      $23,079,390        $41,262,203        $10,800,373
                                     ============      ===========        ===========        ===========
NET ASSETS CONSIST OF:
Paid-in Capital...................   $196,015,806      $21,850,139        $37,004,102        $ 9,999,408
Undistributed (Distributions in
  Excess) of Net Investment
  Income..........................        194,779             (382)            19,263             20,894
Accumulated Net Realized Loss on
  Investment Securities...........    (22,438,869)      (2,226,505)        (3,630,974)          (394,255)
Net Unrealized Appreciation on
  Investment Securities...........     25,653,174        3,456,138          7,869,812          1,174,326
                                     ------------      -----------        -----------        -----------
NET ASSETS........................   $199,424,890      $23,079,390        $41,262,203        $10,800,373
                                     ============      ===========        ===========        ===========
Shares Outstanding (Unlimited
  Shares Authorized), No Par
  Value...........................      5,050,040          550,004            950,000            200,000
                                     ============      ===========        ===========        ===========
Net Asset Value, Offering Price
  and Repurchase Price Per Share..   $      39.49      $     41.96        $     43.43        $     54.00
                                     ============      ===========        ===========        ===========
*Total Cost of Investments........   $173,534,122      $19,598,825        $33,354,611        $ 9,589,166
                                     ============      ===========        ===========        ===========





See Notes to Financial Statements.

46




STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)       April 30, 2010
--------------------------------------------------------------------------------

                                                                             RYDEX S&P
                                            RYDEX S&P        RYDEX S&P           EQUAL   RYDEX S&P EQUAL
                                         EQUAL WEIGHT     EQUAL WEIGHT   WEIGHT HEALTH            WEIGHT
                                           ENERGY ETF   FINANCIALS ETF        CARE ETF   INDUSTRIALS ETF
                                         ------------   --------------   -------------   ---------------
ASSETS
Investments at Market Value*...........   $16,104,885     $24,199,110     $73,830,995      $42,433,102
Cash...................................         1,609          15,120          23,394           18,901
Receivables:
  Investments Sold.....................       736,566              --       1,618,386               --
  Dividends............................         7,485          15,463          41,105           22,924
                                          -----------     -----------     -----------      -----------
     TOTAL ASSETS......................    16,850,545      24,229,693      75,513,880       42,474,927
                                          -----------     -----------     -----------      -----------
LIABILITIES
Payables:
  Investments Purchased................       686,069              --       1,597,474               --
  Accrued Management Fees..............         6,660           9,980          33,361           16,204
                                          -----------     -----------     -----------      -----------
     TOTAL LIABILITIES.................       692,729           9,980       1,630,835           16,204
                                          -----------     -----------     -----------      -----------
NET ASSETS.............................   $16,157,816     $24,219,713     $73,883,045      $42,458,723
                                          ===========     ===========     ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital........................   $17,300,227     $26,972,631     $77,093,295      $36,107,561
Undistributed (Distributions in Excess)
  of Net Investment Income.............         1,254         (16,050)         24,158           14,896
Accumulated Net Realized Loss on
  Investment Securities................    (2,508,861)     (6,293,056)     (5,140,854)      (1,279,676)
Net Unrealized Appreciation on
  Investment Securities................     1,365,196       3,556,188       1,906,446        7,615,942
                                          -----------     -----------     -----------      -----------
NET ASSETS.............................   $16,157,816     $24,219,713     $73,883,045      $42,458,723
                                          ===========     ===========     ===========      ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value............       300,005         900,000       1,250,000          850,000
                                          ===========     ===========     ===========      ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share...........   $     53.86     $     26.91     $     59.11      $     49.95
                                          ===========     ===========     ===========      ===========
*Total Cost of Investments.............   $14,739,689     $20,642,922     $71,924,549      $34,817,160
                                          ===========     ===========     ===========      ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  47





STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (concluded)       April 30, 2010
--------------------------------------------------------------------------------

                                                       RYDEX S&P        RYDEX S&P       RYDEX S&P
                                                    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                   -------------   --------------   -------------
ASSETS
Investments at Market Value*.....................   $39,312,915      $89,589,889     $11,659,890
Cash.............................................        17,752            4,911          21,862
Receivables:
  Investments Sold...............................     2,862,711               --              --
  Dividends......................................        23,425           19,289          27,890
                                                    -----------      -----------     -----------
     TOTAL ASSETS................................    42,216,803       89,614,089      11,709,642
                                                    -----------      -----------     -----------
LIABILITIES
Payables:
  Fund Shares Repurchased........................     2,864,117               --              --
  Accrued Management Fees........................        17,629           33,753           4,777
                                                    -----------      -----------     -----------
     TOTAL LIABILITIES...........................     2,881,746           33,753           4,777
                                                    -----------      -----------     -----------
NET ASSETS.......................................   $39,335,057      $89,580,336     $11,704,865
                                                    ===========      ===========     ===========
NET ASSETS CONSIST OF:
Paid-in Capital..................................   $33,019,490      $86,167,393     $12,293,887
Undistributed (Distributions in Excess) of Net
  Investment Income..............................        20,087          (15,540)         34,710
Accumulated Net Realized Loss on Investment
  Securities.....................................    (1,304,857)      (3,781,821)     (1,191,399)
Net Unrealized Appreciation on Investment
  Securities.....................................     7,600,337        7,210,304         567,667
                                                    -----------      -----------     -----------
NET ASSETS.......................................   $39,335,057      $89,580,336     $11,704,865
                                                    ===========      ===========     ===========
Shares Outstanding (Unlimited Shares Authorized),
  No Par Value...................................       700,000        1,850,000         250,000
                                                    ===========      ===========     ===========
Net Asset Value, Offering Price and Repurchase
  Price Per Share................................   $     56.19      $     48.42     $     46.82
                                                    ===========      ===========     ===========
*Total Cost of Investments.......................   $31,712,578      $82,379,585     $11,092,223
                                                    ===========      ===========     ===========






See Notes to Financial Statements.

48




STATEMENT OF OPERATIONS (Unaudited)      For the Six Months Ended April 30, 2010
--------------------------------------------------------------------------------


                                                                              RYDEX S&P         RYDEX S&P
                                      RYDEX S&P 500     RYDEX S&P 500   MIDCAP 400 PURE   MIDCAP 400 PURE
                                     PURE VALUE ETF   PURE GROWTH ETF         VALUE ETF        GROWTH ETF
                                     --------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
  Dividends........................    $   521,180      $   245,216       $   328,340       $   288,450
                                       -----------      -----------       -----------       -----------
EXPENSES
  Management Fee...................         99,859          114,080            69,777           229,384
                                       -----------      -----------       -----------       -----------
Net Investment Income..............        421,321          131,136           258,563            59,066
                                       -----------      -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Net Realized Gain From:
  Investments......................      3,733,937           96,964         3,274,156         1,657,094
  In-kind Redemptions..............      1,615,394          590,038           684,214         5,995,974
                                       -----------      -----------       -----------       -----------
     Net Realized Gain.............      5,349,331          687,002         3,958,370         7,653,068
Net Change in Unrealized
  Appreciation on:
  Investment Securities............      9,253,307       10,133,397         7,017,532        19,676,120
                                       -----------      -----------       -----------       -----------
Net Realized and Unrealized Gain on
  Investments......................     14,602,638       10,820,399        10,975,902        27,329,188
                                       -----------      -----------       -----------       -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS...    $15,023,959      $10,951,535       $11,234,465       $27,388,254
                                       ===========      ===========       ===========       ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  49





STATEMENT OF OPERATIONS (Unaudited) (continued)        For the Six Months Ended
April 30, 2010
--------------------------------------------------------------------------------

                                         RYDEX S&P         RYDEX S&P     RYDEX S&P EQUAL   RYDEX S&P EQUAL
                                      SMALLCAP 600      SMALLCAP 600     WEIGHT CONSUMER   WEIGHT CONSUMER
                                    PURE VALUE ETF   PURE GROWTH ETF   DISCRETIONARY ETF       STAPLES ETF
                                    --------------   ---------------   -----------------   ---------------
INVESTMENT INCOME
  Dividends.......................    $   610,631       $   47,669         $  164,921         $  135,147
                                      -----------       ----------         ----------         ----------
EXPENSES
  Management Fee..................        190,230           27,689             55,714             25,365
  Other Fees......................             --              151                 --                 --
                                      -----------       ----------         ----------         ----------
     Total Expenses...............        190,230           27,840             55,714             25,365
                                      -----------       ----------         ----------         ----------
Net Investment Income.............        420,401           19,829            109,207            109,782
                                      -----------       ----------         ----------         ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.....................     (7,450,028)        (292,987)           (93,734)            58,403
  In-kind Redemptions.............      6,188,815               --                 --                 --
                                      -----------       ----------         ----------         ----------
     Net Realized Gain (Loss).....     (1,261,213)        (292,987)           (93,734)            58,403
Net Change in Unrealized
  Appreciation on:
  Investment Securities...........     35,923,255        3,949,107          6,543,124          1,056,152
                                      -----------       ----------         ----------         ----------
Net Realized and Unrealized Gain
  on Investments..................     34,662,042        3,656,120          6,449,390          1,114,555
                                      -----------       ----------         ----------         ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS..    $35,082,443       $3,675,949         $6,558,597         $1,224,337
                                      ===========       ==========         ==========         ==========





See Notes to Financial Statements.

50




STATEMENT OF OPERATIONS (Unaudited) (continued)        For the Six Months Ended
April 30, 2010
--------------------------------------------------------------------------------

                                           RYDEX S&P        RYDEX S&P   RYDEX S&P EQUAL         RYDEX S&P
                                        EQUAL WEIGHT     EQUAL WEIGHT     WEIGHT HEALTH      EQUAL WEIGHT
                                          ENERGY ETF   FINANCIALS ETF          CARE ETF   INDUSTRIALS ETF
                                        ------------   --------------   ---------------   ---------------
INVESTMENT INCOME
  Dividends...........................   $  117,338      $  159,240       $   315,161        $  213,980
                                         ----------      ----------       -----------        ----------
EXPENSES
  Management Fee......................       41,874          39,920           194,397            59,417
                                         ----------      ----------       -----------        ----------
Net Investment Income.................       75,464         119,320           120,764           154,563
                                         ----------      ----------       -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.........................     (439,589)       (288,588)         (175,879)           86,627
  In-kind Redemptions.................      876,722       1,401,475         9,235,847                --
                                         ----------      ----------       -----------        ----------
     Net Realized Gain................      437,133       1,112,887         9,059,968            86,627
Net Change in Unrealized Appreciation
  on:
  Investment Securities...............    1,432,112       2,633,700         3,464,021         5,561,997
                                         ----------      ----------       -----------        ----------
Net Realized and Unrealized Gain on
  Investments.........................    1,869,245       3,746,587        12,523,989         5,648,624
                                         ----------      ----------       -----------        ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS......   $1,944,709      $3,865,907       $12,644,753        $5,803,187
                                         ==========      ==========       ===========        ==========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  51





STATEMENT OF OPERATIONS (Unaudited) (concluded)        For the Six Months Ended
April 30, 2010
--------------------------------------------------------------------------------

                                                       RYDEX S&P        RYDEX S&P       RYDEX S&P
                                                    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                   -------------   --------------   -------------
INVESTMENT INCOME
  Dividends......................................    $  305,947      $   270,922      $  244,067
                                                     ----------      -----------      ----------
EXPENSES
  Management Fee.................................        94,725          188,710          26,639
                                                     ----------      -----------      ----------
Net Investment Income............................       211,222           82,212         217,428
                                                     ----------      -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments....................................       631,045          173,906        (228,935)
  In-kind Redemptions............................     3,219,588        7,447,736              --
                                                     ----------      -----------      ----------
     Net Realized Gain (Loss)....................     3,850,633        7,621,642        (228,935)
Net Change in Unrealized Appreciation on:
  Investment Securities..........................     4,262,659        5,915,007       1,142,450
                                                     ----------      -----------      ----------
Net Realized and Unrealized Gain on Investments..     8,113,292       13,536,649         913,515
                                                     ----------      -----------      ----------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS................................    $8,324,514      $13,618,861      $1,130,943
                                                     ==========      ===========      ==========






See Notes to Financial Statements.

52




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                        RYDEX S&P 500 PURE VALUE ETF        RYDEX S&P 500 PURE GROWTH ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $    421,321      $    479,519       $   131,136       $   200,784
  Net Realized Gain (Loss).........       5,349,331       (10,405,959)          687,002        (7,113,217)
  Net Change in Unrealized
     Appreciation on Investments...       9,253,307        13,980,811        10,133,397        15,522,201
                                       ------------      ------------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.....      15,023,959         4,054,371        10,951,535         8,609,768
                                       ------------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (383,373)         (515,568)         (135,126)         (214,179)
                                       ------------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      80,488,002        11,067,164        41,975,230         8,335,525
  Value of Shares Purchased through
     Dividend Reinvestments........           6,581            24,282             1,529             3,946
  Value of Shares Redeemed.........      (7,567,937)       (2,522,624)       (1,896,075)       (2,565,332)
                                       ------------      ------------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................      72,926,646         8,568,822        40,080,684         5,774,139
                                       ------------      ------------       -----------       -----------
     Increase in Net Assets........      87,567,232        12,107,625        50,897,093        14,169,728
NET ASSETS--BEGINNING OF PERIOD....      30,101,205        17,993,580        38,567,514        24,397,786
                                       ------------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......    $117,668,437      $ 30,101,205       $89,464,607       $38,567,514
                                       ============      ============       ===========       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................    $     37,948      $         --       $     1,496       $     5,486
                                       ============      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................       3,150,000           550,000         1,200,000           350,000
  Shares Purchased through Dividend
     Reinvestments.................             266             1,581                44               158
  Shares Redeemed..................        (300,000)         (150,000)          (50,000)         (100,000)
  Shares Outstanding, Beginning of
     Period........................       1,402,570         1,000,989         1,250,255         1,000,097
                                       ------------      ------------       -----------       -----------
  Shares Outstanding, End of
     Period........................       4,252,836         1,402,570         2,400,299         1,250,255
                                       ============      ============       ===========       ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  53





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                              RYDEX S&P MIDCAP                    RYDEX S&P MIDCAP
                                             400 PURE VALUE ETF                  400 PURE GROWTH ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $   258,563       $   325,832      $     59,066      $     63,967
  Net Realized Gain (Loss).........       3,958,370        (7,117,028)        7,653,068        (4,466,151)
  Net Change in Unrealized
     Appreciation on Investments...       7,017,532         8,073,464        19,676,120        11,908,189
                                        -----------       -----------      ------------      ------------
  Net Increase in Net Assets
     Resulting From Operations.....      11,234,465         1,282,268        27,388,254         7,506,005
                                        -----------       -----------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (225,927)         (307,090)          (89,353)          (48,422)
                                        -----------       -----------      ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      40,202,300        13,278,363       123,541,124        95,440,614
  Value of Shares Purchased through
     Dividend Reinvestments........           2,368             4,588               122               314
  Value of Shares Redeemed.........      (1,333,750)       (1,386,313)      (28,332,707)      (12,062,845)
                                        -----------       -----------      ------------      ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................      38,870,918        11,896,638        95,208,539        83,378,083
                                        -----------       -----------      ------------      ------------
     Increase in Net Assets........      49,879,456        12,871,816       122,507,440        90,835,666
NET ASSETS--BEGINNING OF PERIOD....      22,997,352        10,125,536       108,431,510        17,595,844
                                        -----------       -----------      ------------      ------------
NET ASSETS--END OF PERIOD(1).......     $72,876,808       $22,997,352      $230,938,950      $108,431,510
                                        ===========       ===========      ============      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................     $    32,636       $        --      $    (14,649)     $     15,638
                                        ===========       ===========      ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................       1,300,000           550,000         1,950,000         1,900,000
  Shares Purchased through Dividend
     Reinvestments.................              81               250                 2                 8
  Shares Redeemed..................         (50,000)         (100,000)         (500,000)         (300,000)
  Shares Outstanding, Beginning of
     Period........................         950,418           500,168         2,050,019           450,011
                                        -----------       -----------      ------------      ------------
  Shares Outstanding, End of
     Period........................       2,200,499           950,418         3,500,021         2,050,019
                                        ===========       ===========      ============      ============





See Notes to Financial Statements.

54




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                             RYDEX S&P SMALLCAP                  RYDEX S&P SMALLCAP
                                             600 PURE VALUE ETF                  600 PURE GROWTH ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $    420,401      $    601,004       $    19,829       $    18,381
  Net Realized Gain (Loss).........      (1,261,213)        2,445,137          (292,987)         (981,454)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................      35,923,255          (548,873)        3,949,107         2,147,377
                                       ------------      ------------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.....      35,082,443         2,497,268         3,675,949         1,184,304
                                       ------------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (260,299)         (480,887)          (20,211)          (20,833)
                                       ------------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      94,756,794       121,659,746         7,478,723         9,770,800
  Value of Shares Purchased through
     Dividend Reinvestments........              --                14                --                --
  Value of Shares Redeemed.........     (38,437,789)      (40,919,190)               --        (6,246,728)
                                       ------------      ------------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................      56,319,005        80,740,570         7,478,723         3,524,072
                                       ------------      ------------       -----------       -----------
     Increase in Net Assets........      91,141,149        82,756,951        11,134,461         4,687,543
NET ASSETS--BEGINNING OF PERIOD....     108,283,741        25,526,790        11,944,929         7,257,386
                                       ------------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......    $199,424,890      $108,283,741       $23,079,390       $11,944,929
                                       ============      ============       ===========       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................    $    194,779      $     34,677       $      (382)      $        --
                                       ============      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................       2,500,000         4,150,000           200,000           300,000
  Shares Purchased through Dividend
     Reinvestments.................              --                 1                --                --
  Shares Redeemed..................      (1,250,000)       (1,450,000)               --          (200,000)
  Shares Outstanding, Beginning of
     Period........................       3,800,040         1,100,039           350,004           250,004
                                       ------------      ------------       -----------       -----------
  Shares Outstanding, End of
     Period........................       5,050,040         3,800,040           550,004           350,004
                                       ============      ============       ===========       ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  55





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                       RYDEX S&P EQUAL WEIGHT CONSUMER     RYDEX S&P EQUAL WEIGHT CONSUMER
                                              DISCRETIONARY ETF                      STAPLES ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $   109,207       $   133,691       $   109,782       $   232,510
  Net Realized Gain (Loss).........         (93,734)       (2,115,968)           58,403          (262,743)
  Net Change in Unrealized
     Appreciation on Investments...       6,543,124         4,599,724         1,056,152         1,526,281
                                        -----------       -----------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.....       6,558,597         2,617,447         1,224,337         1,496,048
                                        -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (91,201)         (134,899)         (108,706)         (224,373)
                                        -----------       -----------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      23,320,514        12,583,909                --                --
  Value of Shares Redeemed.........              --        (7,314,430)               --        (1,954,772)
                                        -----------       -----------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................      23,320,514         5,269,479                --        (1,954,772)
                                        -----------       -----------       -----------       -----------
     Increase (Decrease) in Net
       Assets......................      29,787,910         7,752,027         1,115,631          (683,097)
NET ASSETS--BEGINNING OF PERIOD....      11,474,293         3,722,266         9,684,742        10,367,839
                                        -----------       -----------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......     $41,262,203       $11,474,293       $10,800,373       $ 9,684,742
                                        ===========       ===========       ===========       ===========
(1) Including Undistributed of Net
  Investment Income................     $    19,263       $     1,257       $    20,894       $    19,818
                                        ===========       ===========       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         600,000           600,000                --                --
  Shares Redeemed..................              --          (400,000)               --           (50,000)
  Shares Outstanding, Beginning of
     Period........................         350,000           150,000           200,000           250,000
                                        -----------       -----------       -----------       -----------
  Shares Outstanding, End of
     Period........................         950,000           350,000           200,000           200,000
                                        ===========       ===========       ===========       ===========





See Notes to Financial Statements.

56




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                                 ENERGY ETF                        FINANCIALS ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $    75,464       $    83,961       $   119,320       $   217,309
  Net Realized Gain (Loss).........         437,133        (1,676,952)        1,112,887        (3,250,473)
  Net Change in Unrealized
     Appreciation on Investments...       1,432,112         3,463,565         2,633,700         3,985,344
                                        -----------       -----------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.....       1,944,709         1,870,574         3,865,907           952,180
                                        -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (80,561)          (78,547)         (135,370)         (243,410)
                                        -----------       -----------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...       5,050,985         6,057,007        11,236,758         6,405,261
  Value of Shares Redeemed.........      (2,679,079)       (1,884,823)       (4,742,553)       (3,824,425)
                                        -----------       -----------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................       2,371,906         4,172,184         6,494,205         2,580,836
                                        -----------       -----------       -----------       -----------
     Increase in Net Assets........       4,236,054         5,964,211        10,224,742         3,289,606
NET ASSETS--BEGINNING OF PERIOD....      11,921,762         5,957,551        13,994,971        10,705,365
                                        -----------       -----------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......     $16,157,816       $11,921,762       $24,219,713       $13,994,971
                                        ===========       ===========       ===========       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................     $     1,254       $     6,351       $   (16,050)      $        --
                                        ===========       ===========       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         100,000           150,000           450,000           350,000
  Shares Redeemed..................         (50,000)          (50,000)         (200,000)         (200,000)
  Shares Outstanding, Beginning of
     Period........................         250,005           150,005           650,000           500,000
                                        -----------       -----------       -----------       -----------
  Shares Outstanding, End of
     Period........................         300,005           250,005           900,000           650,000
                                        ===========       ===========       ===========       ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  57





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                               HEALTH CARE ETF                     INDUSTRIALS ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $    120,764      $    233,256       $   154,563       $   209,818
  Net Realized Gain (Loss).........       9,059,968          (216,300)           86,627        (1,921,389)
  Net Change in Unrealized
     Appreciation on Investments...       3,464,021        12,475,194         5,561,997         4,801,448
                                       ------------      ------------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.....      12,644,753        12,492,150         5,803,187         3,089,877
                                       ------------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (122,115)         (219,171)         (143,243)         (204,603)
                                       ------------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      34,144,233        52,467,908        18,908,801        10,670,318
  Value of Shares Redeemed.........     (46,091,889)      (39,969,426)               --        (2,811,423)
                                       ------------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................     (11,947,656)       12,498,482        18,908,801         7,858,895
                                       ------------      ------------       -----------       -----------
     Increase in Net Assets........         574,982        24,771,461        24,568,745        10,744,169
NET ASSETS--BEGINNING OF PERIOD....      73,308,063        48,536,602        17,889,978         7,145,809
                                       ------------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......    $ 73,883,045      $ 73,308,063       $42,458,723       $17,889,978
                                       ============      ============       ===========       ===========
(1) Including Undistributed of Net
  Investment Income................    $     24,158      $     25,509       $    14,896       $     3,576
                                       ============      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         600,000         1,150,000           400,000           350,000
  Shares Redeemed..................        (800,000)         (850,000)               --          (100,000)
  Shares Outstanding, Beginning of
     Period........................       1,450,000         1,150,000           450,000           200,000
                                       ------------      ------------       -----------       -----------
  Shares Outstanding, End of
     Period........................       1,250,000         1,450,000           850,000           450,000
                                       ============      ============       ===========       ===========





See Notes to Financial Statements.

58




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                                MATERIALS ETF                      TECHNOLOGY ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $    211,222       $   268,197      $     82,212       $    57,660
  Net Realized Gain (Loss).........       3,850,633          (281,229)        7,621,642        (2,314,699)
  Net Change in Unrealized
     Appreciation on Investments...       4,262,659         5,501,066         5,915,007         7,831,217
                                       ------------       -----------      ------------       -----------
  Net Increase in Net Assets
     Resulting From Operations.....       8,324,514         5,488,034        13,618,861         5,574,178
                                       ------------       -----------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (200,426)         (264,238)          (97,752)          (68,005)
                                       ------------       -----------      ------------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...       5,061,198        35,570,213        54,682,375        46,698,982
  Value of Shares Redeemed.........     (15,049,304)       (4,749,941)      (32,591,720)       (5,731,696)
                                       ------------       -----------      ------------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................      (9,988,106)       30,820,272        22,090,655        40,967,286
                                       ------------       -----------      ------------       -----------
     Increase (Decrease) in Net
       Assets......................      (1,864,018)       36,044,068        35,611,764        46,473,459
NET ASSETS--BEGINNING OF PERIOD....      41,199,075         5,155,007        53,968,572         7,495,113
                                       ------------       -----------      ------------       -----------
NET ASSETS--END OF PERIOD(1).......    $ 39,335,057       $41,199,075      $ 89,580,336       $53,968,572
                                       ============       ===========      ============       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................    $     20,087       $     9,291      $    (15,540)      $        --
                                       ============       ===========      ============       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         100,000           850,000         1,200,000         1,250,000
  Shares Redeemed..................        (300,000)         (100,000)         (700,000)         (150,000)
  Shares Outstanding, Beginning of
     Period........................         900,000           150,000         1,350,000           250,000
                                       ------------       -----------      ------------       -----------
  Shares Outstanding, End of
     Period........................         700,000           900,000         1,850,000         1,350,000
                                       ============       ===========      ============       ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  59





STATEMENTS OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------

                                                           RYDEX S&P EQUAL WEIGHT UTILITIES
                                                                          ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2010        YEAR ENDED
                                                               (UNAUDITED)  OCTOBER 31, 2009
                                                          ----------------  ----------------
OPERATIONS
  Net Investment Income.................................     $   217,428       $  298,297
  Net Realized Loss.....................................        (228,935)        (887,060)
  Net Change in Unrealized Appreciation on Investments..       1,142,450        1,054,143
                                                             -----------       ----------
  Net Increase in Net Assets Resulting From Operations..       1,130,943          465,380
                                                             -----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income.................................        (211,521)        (287,015)
                                                             -----------       ----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased........................       2,358,481        4,130,846
                                                             -----------       ----------
  Net Increase in Net Assets Resulting From Share
     Transactions.......................................       2,358,481        4,130,846
                                                             -----------       ----------
     Increase in Net Assets.............................       3,277,903        4,309,211
NET ASSETS--BEGINNING OF PERIOD.........................       8,426,962        4,117,751
                                                             -----------       ----------
NET ASSETS--END OF PERIOD(1)............................     $11,704,865       $8,426,962
                                                             ===========       ==========
(1) Including Undistributed of Net Investment Income....     $    34,710       $   28,803
                                                             ===========       ==========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased......................................          50,000          100,000
  Shares Outstanding, Beginning of Period...............         200,000          100,000
                                                             -----------       ----------
  Shares Outstanding, End of Period.....................         250,000          200,000
                                                             ===========       ==========






See Notes to Financial Statements.

60




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                             RYDEX S&P 500 PURE VALUE ETF
                              -----------------------------------------------------------------------------------------
                              SIX MONTHS ENDED
                                APRIL 30, 2010        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                   (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                              ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD.................      $  21.46           $ 17.98           $ 34.46           $ 32.66           $ 29.87
                                  --------           -------           -------           -------           -------
Net Investment Income**.....          0.18              0.49              1.00              0.75              0.49
Net Realized and Unrealized
  Gain (Loss) on
  Investments...............          6.20              3.53            (16.44)             1.80              2.58
                                  --------           -------           -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS................          6.38              4.02            (15.44)             2.55              3.07
                                  --------           -------           -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.......         (0.17)            (0.54)            (1.04)            (0.75)            (0.28)
                                  --------           -------           -------           -------           -------
Net Asset Value at End of
  Period....................      $  27.67           $ 21.46           $ 17.98           $ 34.46           $ 32.66
                                  ========           =======           =======           =======           =======
TOTAL RETURN***.............         29.79%            23.73%           (45.76)%            7.79%            10.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)...........      $117,668           $30,101           $17,994           $39,635           $21,232
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses....................          0.35%****         0.35%             0.35%             0.35%             0.35%****
Net Investment Income.......          1.48%****         2.92%             3.63%             2.15%             2.37%****
Portfolio Turnover Rate+....            27%               45%               53%               26%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  61





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                            RYDEX S&P 500 PURE GROWTH ETF
                              -----------------------------------------------------------------------------------------
                              SIX MONTHS ENDED
                                APRIL 30, 2010        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                   (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                              ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD.................       $ 30.85           $ 24.40           $ 39.59           $ 35.30           $ 34.42
                                   -------           -------           -------           -------           -------
Net Investment Income**.....          0.07              0.18              0.20              0.25              0.11
Net Realized and Unrealized
  Gain (Loss) on
  Investments...............          6.42              6.46            (15.19)             4.26              0.84
                                   -------           -------           -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS................          6.49              6.64            (14.99)             4.51              0.95
                                   -------           -------           -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.......         (0.07)            (0.19)            (0.20)            (0.22)            (0.07)
                                   -------           -------           -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD....................       $ 37.27           $ 30.85           $ 24.40           $ 39.59           $ 35.30
                                   =======           =======           =======           =======           =======
TOTAL RETURN***.............         21.08%            27.41%           (38.00)%           12.79%             2.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)...........       $89,465           $38,568           $24,398           $63,340           $17,649
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses....................          0.35%****         0.35%             0.35%             0.35%             0.35%****
Net Investment Income.......          0.40%****         0.69%             0.57%             0.66%             0.48%****
Portfolio Turnover Rate+....            35%               27%               30%               24%                7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

62




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                         RYDEX S&P MIDCAP 400 PURE VALUE ETF
                              -----------------------------------------------------------------------------------------
                              SIX MONTHS ENDED
                                APRIL 30, 2010        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                   (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                              ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD.................       $ 24.20           $ 20.24           $ 35.76           $ 33.27           $ 31.53
                                   -------           -------           -------           -------           -------
Net Investment Income**.....          0.19              0.59              0.87              0.82              0.44
Net Realized and Unrealized
  Gain (Loss) on
  Investments...............          8.91              3.92            (15.54)             2.48              1.60
                                   -------           -------           -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS................          9.10              4.51            (14.67)             3.30              2.04
                                   -------           -------           -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.......         (0.18)            (0.55)            (0.84)            (0.81)            (0.30)
                                   -------           -------           -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD....................       $ 33.12           $ 24.20           $ 20.24           $ 35.76           $ 33.27
                                   =======           =======           =======           =======           =======
TOTAL RETURN***.............         37.70%            23.32%           (41.75)%            9.94%             6.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)...........       $72,877           $22,997           $10,126           $21,458           $14,973
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses....................          0.35%****         0.35%             0.35%             0.35%             0.35%****
Net Investment Income.......          1.30%****         2.90%             2.87%             2.28%             2.07%****
Portfolio Turnover Rate+....            36%               57%               64%               46%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  63





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                         RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                              -----------------------------------------------------------------------------------------
                              SIX MONTHS ENDED
                                APRIL 30, 2010        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                   (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                              ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD.................      $  52.89          $  39.10           $ 59.75           $ 50.10           $ 52.62
                                  --------          --------           -------           -------           -------
Net Investment Income**.....          0.03              0.09              0.02              0.33              0.02
Net Realized and Unrealized
  Gain (Loss) on
  Investments...............         13.10             13.79            (20.63)             9.73             (2.53)
                                  --------          --------           -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS................         13.13             13.88            (20.61)            10.06             (2.51)
                                  --------          --------           -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.......         (0.04)            (0.09)            (0.04)            (0.27)            (0.01)
Net Realized Gains..........            --                --                --             (0.14)               --
                                  --------          --------           -------           -------           -------
Total Distributions.........         (0.04)            (0.09)            (0.04)            (0.41)            (0.01)
                                  --------          --------           -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD....................      $  65.98          $  52.89           $ 39.10           $ 59.75           $ 50.10
                                  ========          ========           =======           =======           =======
TOTAL RETURN***.............         24.84%            35.59%           (34.52)%           20.17%            (4.76)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)...........      $230,939          $108,432           $17,596           $20,914           $22,547
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses....................          0.35%****         0.35%             0.35%             0.35%             0.35%****
Net Investment Income.......          0.09%****         0.19%             0.04%             0.60%             0.07%****
Portfolio Turnover Rate+....            48%               29%               52%               53%               14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

64




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                              -----------------------------------------------------------------------------------------
                              SIX MONTHS ENDED
                                APRIL 30, 2010        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                   (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                              ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD.................      $  28.50          $  23.21           $ 37.38           $ 40.13            $38.45
                                  --------          --------           -------           -------            ------
Net Investment Income**.....          0.13              0.32              0.79              0.74              0.37
Net Realized and Unrealized
  Gain (Loss) on
  Investments...............         10.95              5.29            (14.26)            (2.85)             1.62
                                  --------          --------           -------           -------            ------
TOTAL FROM INVESTMENT
  OPERATIONS................         11.08              5.61            (13.47)            (2.11)             1.99
                                  --------          --------           -------           -------            ------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.......         (0.09)            (0.32)            (0.70)            (0.62)            (0.31)
Capital.....................            --                --                --             (0.02)               --
                                  --------          --------           -------           -------            ------
Total Distributions.........         (0.09)            (0.32)            (0.70)            (0.64)            (0.31)
                                  --------          --------           -------           -------            ------
NET ASSET VALUE AT END OF
  PERIOD....................      $  39.49          $  28.50           $ 23.21           $ 37.38            $40.13
                                  ========          ========           =======           =======            ======
TOTAL RETURN***.............         38.95%            25.00%           (36.48)%           (5.38)%            5.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)...........      $199,425          $108,284           $25,527           $22,426            $6,019
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses....................          0.35%****         0.35%             0.35%             0.35%             0.35%****
Net Investment Income.......          0.77%****         1.18%             2.57%             1.78%             1.46%****
Portfolio Turnover Rate+....            57%               43%               50%               37%                7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  65





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                              -----------------------------------------------------------------------------------------
                              SIX MONTHS ENDED
                                APRIL 30, 2010        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                   (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                              ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD.................       $ 34.13           $ 29.03           $ 44.92           $ 39.10            $39.31
                                   -------           -------           -------           -------            ------
Net Investment Income
  (Loss)**..................          0.05              0.06              0.17                --             (0.01)
Net Realized and Unrealized
  Gain (Loss) on
  Investments...............          7.82              5.13            (15.87)             5.84             (0.20)
                                   -------           -------           -------           -------            ------
TOTAL FROM INVESTMENT
  OPERATIONS................          7.87              5.19            (15.70)             5.84             (0.21)
                                   -------           -------           -------           -------            ------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.......         (0.04)            (0.09)            (0.19)            (0.02)               --
                                   -------           -------           -------           -------            ------
NET ASSET VALUE AT END OF
  PERIOD....................       $ 41.96           $ 34.13           $ 29.03           $ 44.92            $39.10
                                   =======           =======           =======           =======            ======
TOTAL RETURN***.............         23.08%            17.93%           (35.05)%           14.93%            (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)...........       $23,079           $11,945           $ 7,257           $11,229            $7,820
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses....................          0.35%****         0.35%             0.35%             0.35%             0.35%****
Net Investment Income.......          0.25%****         0.21%             0.44%             0.00%            (0.04)%****
Portfolio Turnover Rate+....            44%               46%               63%               51%               14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

66




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                 RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2010        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 32.78           $ 24.82           $ 44.50           $ 44.98
                                           -------           -------           -------           -------
Net Investment Income**.............          0.19              0.40              0.53              0.32
Net Realized and Unrealized Gain
  (Loss) on Investments.............         10.60              7.93            (19.59)            (0.49)
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....         10.79              8.33            (19.06)            (0.17)
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.14)            (0.37)            (0.62)            (0.31)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 43.43           $ 32.78           $ 24.82           $ 44.50
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         32.99%            34.20%           (43.27)%           (0.40)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $41,262           $11,474           $ 3,722           $28,928
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%****         0.50%             0.50%             0.50%****
Net Investment Income...............          0.98%****         1.61%             1.44%             0.67%****
Portfolio Turnover Rate+............            14%               42%               29%               28%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  67





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                    RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2010        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 48.42           $41.47            $ 52.68            $48.16
                                           -------           ------            -------            ------
Net Investment Income**.............          0.55             1.04               0.88              1.16
Net Realized and Unrealized Gain
  (Loss) on Investments.............          5.57             6.91             (11.22)             4.32
                                           -------           ------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS....          6.12             7.95             (10.34)             5.48
                                           -------           ------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.54)           (1.00)             (0.87)            (0.96)
                                           -------           ------            -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 54.00           $48.42            $ 41.47            $52.68
                                           =======           ======            =======            ======
TOTAL RETURN***.....................         12.71%           19.60%            (19.87)%           11.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $10,800           $9,685            $10,368            $7,902
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%****        0.50%              0.50%             0.50%****
Net Investment Income...............          2.16%****        2.52%              1.78%             2.29%****
Portfolio Turnover Rate+............            10%              25%                25%               19%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

68




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                         RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2010        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 47.69           $ 39.72           $ 67.48           $ 48.35
                                           -------           -------           -------           -------
Net Investment Income**.............          0.23              0.46              0.33              0.27
Net Realized and Unrealized Gain
  (Loss) on Investments.............          6.19              7.93            (25.94)            19.14
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          6.42              8.39            (25.61)            19.41
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.25)            (0.42)            (0.35)            (0.28)
Net Realized Gains..................            --                --             (1.80)               --
                                           -------           -------           -------           -------
Total Distributions.................         (0.25)            (0.42)            (2.15)            (0.28)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 53.86           $ 47.69           $ 39.72           $ 67.48
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         13.50%            21.39%           (39.28)%           40.28%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $16,158           $11,922           $ 5,958           $10,122
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%****         0.50%             0.50%             0.50%****
Net Investment Income...............          0.90%****         1.16%             0.50%             0.47%****
Portfolio Turnover Rate+............            14%               33%               38%               34%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  69





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2010        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 21.53           $ 21.41           $ 46.67            $48.57
                                           -------           -------           -------            ------
Net Investment Income**.............          0.18              0.36              1.02              0.92
Net Realized and Unrealized Gain
  (Loss) on Investments.............          5.35              0.18            (25.40)            (1.95)
                                           -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....          5.53              0.54            (24.38)            (1.03)
                                           -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.15)            (0.42)            (0.88)            (0.87)
                                           -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 26.91           $ 21.53           $ 21.41            $46.67
                                           =======           =======           =======            ======
TOTAL RETURN***.....................         25.71%             3.15%           (52.88)%           (2.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $24,220           $13,995           $10,705            $7,000
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%****         0.50%             0.50%             0.50%****
Net Investment Income...............          1.49%****         2.00%             3.09%             1.84%****
Portfolio Turnover Rate+............            10%               49%               51%               31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

70




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2010        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 50.56           $ 42.21           $ 57.94           $ 49.46
                                           -------           -------           -------           -------
Net Investment Income**.............          0.09              0.19              0.14              0.11
Net Realized and Unrealized Gain
  (Loss) on Investments.............          8.56              8.35            (15.74)             8.48
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          8.65              8.54            (15.60)             8.59
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.10)            (0.19)            (0.13)            (0.11)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 59.11           $ 50.56           $ 42.21           $ 57.94
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         17.11%            20.31%           (26.98)%           17.37%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $73,883           $73,308           $48,537           $17,383
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%****         0.50%             0.50%             0.50%****
Net Investment Income...............          0.31%****         0.42%             0.26%             0.20%****
Portfolio Turnover Rate+............            11%               38%               26%               55%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  71





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2010        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 39.76           $ 35.73           $ 59.37            $49.15
                                           -------           -------           -------            ------
Net Investment Income**.............          0.29              0.67              0.61              0.56
Net Realized and Unrealized Gain
  (Loss) on Investments.............         10.19              4.12            (21.82)            10.21
                                           -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....         10.48              4.79            (21.21)            10.77
                                           -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.29)            (0.76)            (0.65)            (0.55)
Net Realized Gains..................            --                --             (1.78)               --
                                           -------           -------           -------            ------
Total Distributions.................         (0.29)            (0.76)            (2.43)            (0.55)
                                           -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 49.95           $ 39.76           $ 35.73            $59.37
                                           =======           =======           =======            ======
TOTAL RETURN***.....................         26.45%            13.84%           (37.12)%           22.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $42,459           $17,890           $ 7,146            $8,905
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%****         0.50%             0.50%             0.50%****
Net Investment Income...............          1.30%****         1.88%             1.17%             1.02%****
Portfolio Turnover Rate+............             8%               35%               30%               36%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

72




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2010        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 45.78           $ 34.37           $ 59.42            $48.43
                                           -------           -------           -------            ------
Net Investment Income**.............          0.29              0.60              1.40              0.85
Net Realized and Unrealized Gain
  (Loss) on Investments.............         10.40             11.49            (25.11)            10.74
                                           -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....         10.69             12.09            (23.71)            11.59
                                           -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.28)            (0.68)            (1.34)            (0.60)
                                           -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 56.19           $ 45.78           $ 34.37            $59.42
                                           =======           =======           =======            ======
TOTAL RETURN***.....................         23.39%            35.82%           (40.67)%           24.02%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $39,335           $41,199           $ 5,155            $8,913
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%****         0.50%             0.50%             0.50%****
Net Investment Income...............          1.11%****         1.41%             2.69%             1.53%****
Portfolio Turnover Rate+............             8%               57%               34%               31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  73





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2010        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 39.98           $ 29.98           $ 55.18           $ 47.80
                                           -------           -------           -------           -------
Net Investment Income (Loss)**......          0.05              0.11              0.06             (0.05)
Net Realized and Unrealized Gain
  (Loss) on Investments.............          8.45             10.03            (25.19)             7.43
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          8.50             10.14            (25.13)             7.38
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.06)            (0.14)            (0.07)               --
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 48.42           $ 39.98           $ 29.98           $ 55.18
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         21.28%            33.94%           (45.58)%           15.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $89,580           $53,969           $ 7,495           $19,312
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%****         0.50%             0.50%             0.50%****
Net Investment Income...............          0.22%****         0.30%             0.14%            (0.10)%****
Portfolio Turnover Rate+............            14%               30%               36%               60%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

74




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT UTILITIES ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2010        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 42.13           $41.18            $ 62.28            $54.91
                                           -------           ------            -------            ------
Net Investment Income**.............          0.92             1.89               1.81              1.55
Net Realized and Unrealized Gain
  (Loss) on Investments.............          4.72             0.88             (21.09)             7.38
                                           -------           ------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS....          5.64             2.77             (19.28)             8.93
                                           -------           ------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.95)           (1.82)             (1.82)            (1.56)
                                           -------           ------            -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 46.82           $42.13            $ 41.18            $62.28
                                           =======           ======            =======            ======
TOTAL RETURN***.....................         13.42%            6.97%            (31.63)%           16.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $11,705           $8,427            $ 4,118            $6,228
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%****        0.50%              0.50%             0.50%****
Net Investment Income...............          4.08%****        4.64%              3.30%             2.59%****
Portfolio Turnover Rate+............            10%              26%                25%               20%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  75





NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2010
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2010, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust, (each a "Fund" and collectively, the "Funds"). The financial statements herein relate to the following Funds: Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P 500 Pure Value ETF tracks the S&P 500/Citigroup Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500/Citigroup Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400/Citigroup Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400/Citigroup Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600/Citigroup Pure Value Index, the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600/Citigroup Pure Growth Index, Rydex S&P Equal Weight Consumer Discretionary ETF tracks the S&P Equal Weight Index Consumer Discretionary, the Rydex S&P Equal Weight Consumer Staples ETF tracks the S&P Equal Weight Index Consumer Staples, the Rydex S&P Equal Weight Energy ETF tracks the S&P Equal Weight Index Energy, the Rydex S&P Equal Weight Financials ETF tracks the S&P Equal Weight Index Financials, the Rydex S&P Equal Weight Health Care ETF tracks the S&P Equal Weight Index Health Care, the Rydex S&P Equal Weight Industrials ETF tracks the S&P Equal Weight Index Industrials, the Rydex S&P Equal Weight Materials ETF tracks the S&P Equal Weight Index Materials, the Rydex S&P Equal Weight Technology ETF tracks the S&P Equal Weight Index Information Technology and the Rydex S&P Equal Weight Utilities ETF tracks the S&P Equal Weight Index Telecommunication Services & Utilities. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

76




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, an affiliated entity, which acts as the Funds' investment advisor, in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant. For the six months ended April 30, 2010, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 -- 2009), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the six months ended April 30, 2010, the Funds realized net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the period ended April 30, 2010 are disclosed in the Fund's Statement of Operations.

                                                          SEMI-ANNUAL REPORT  77





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

At April 30, 2010, the identified cost of investments in securities owned by each fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                 GROSS          GROSS
                                             IDENTIFIED     UNREALIZED     UNREALIZED   NET UNREALIZED
                                                   COST   APPRECIATION   DEPRECIATION     APPRECIATION
                                           ------------   ------------   ------------   --------------
Rydex S&P 500 Pure Value ETF.............  $106,977,914    $11,456,125    $  (871,529)    $10,584,596
Rydex S&P 500 Pure Growth ETF............    78,291,469     12,189,177     (1,029,285)     11,159,892
Rydex S&P MidCap 400 Pure Value ETF......    64,596,623      8,716,469       (498,094)      8,218,375
Rydex S&P MidCap 400 Pure Growth ETF.....   205,219,999     25,219,329     (2,722,993)     22,496,336
Rydex S&P SmallCap 600 Pure Value ETF....   173,534,122     27,822,536     (2,169,362)     25,653,174
Rydex S&P SmallCap 600 Pure Growth ETF...    19,598,825      3,726,150       (270,012)      3,456,138
Rydex S&P Equal Weight Consumer
  Discretionary ETF......................    33,354,611      7,907,973        (38,161)      7,869,812
Rydex S&P Equal Weight Consumer Staples
  ETF....................................     9,589,166      1,331,451       (157,125)      1,174,326
Rydex S&P Equal Weight Energy ETF........    14,739,689      1,816,547       (451,351)      1,365,196
Rydex S&P Equal Weight Financials ETF....    20,642,922      3,753,641       (197,453)      3,556,188
Rydex S&P Equal Weight Health Care ETF...    71,924,549      5,341,969     (3,435,523)      1,906,446
Rydex S&P Equal Weight Industrials ETF...    34,817,160      7,656,509        (40,567)      7,615,942
Rydex S&P Equal Weight Materials ETF.....    31,712,578      7,996,908       (396,571)      7,600,337
Rydex S&P Equal Weight Technology ETF....    82,379,585      8,402,517     (1,192,213)      7,210,304
Rydex S&P Equal Weight Utilities ETF.....    11,092,223      1,066,735       (499,068)        567,667


E. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2010:

                                                  LEVEL 1         LEVEL 2         LEVEL 3
                                              INVESTMENTS     INVESTMENTS     INVESTMENTS
FUND                                        IN SECURITIES   IN SECURITIES   IN SECURITIES          TOTAL
----                                        -------------   -------------   -------------   ------------
ASSETS
Rydex S&P 500 Pure Value ETF..............   $117,562,510        $--             $--        $117,562,510
Rydex S&P 500 Pure Growth ETF.............     89,451,361         --              --          89,451,361
Rydex S&P MidCap 400 Pure Value ETF.......     72,814,998         --              --          72,814,998
Rydex S&P MidCap 400 Pure Growth ETF......    227,716,335         --              --         227,716,335
Rydex S&P SmallCap 600 Pure Value ETF.....    199,187,296         --              --         199,187,296
Rydex S&P SmallCap 600 Pure Growth ETF....     23,054,963         --              --          23,054,963
Rydex S&P Equal Weight Consumer
  Discretionary ETF.......................     41,224,423         --              --          41,224,423
Rydex S&P Equal Weight Consumer Staples
  ETF.....................................     10,763,492         --              --          10,763,492
Rydex S&P Equal Weight Energy ETF.........     16,104,885         --              --          16,104,885
Rydex S&P Equal Weight Financials ETF.....     24,199,110         --              --          24,199,110
Rydex S&P Equal Weight Health Care ETF....     73,830,995         --              --          73,830,995
Rydex S&P Equal Weight Industrials ETF....     42,433,102         --              --          42,433,102
Rydex S&P Equal Weight Materials ETF......     39,312,915         --              --          39,312,915
Rydex S&P Equal Weight Technology ETF.....     89,589,889         --              --          89,589,889
Rydex S&P Equal Weight Utilities ETF......     11,659,890         --              --          11,659,890


For the six months ended April 30, 2010, there were no Level 3 Investments.

78




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex S&P Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

H. RISK

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

I. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 2E. The new disclosures and clarifications of existing disclosures are generally effective for the Funds' year ending October 31, 2011 and interim periods therein. Management is evaluating the impact of this update on current disclosures.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of each Fund's to conform to changes in the composition of the relevant index. For these services, Rydex Investments receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex S&P 500 Pure Value ETF........................................      0.35%
Rydex S&P 500 Pure Growth ETF.......................................      0.35%
Rydex S&P MidCap 400 Pure Value ETF.................................      0.35%
Rydex S&P MidCap 400 Pure Growth ETF................................      0.35%
Rydex S&P SmallCap 600 Pure Value ETF...............................      0.35%
Rydex S&P SmallCap 600 Pure Growth ETF..............................      0.35%
Rydex S&P Equal Weight Consumer Discretionary ETF...................      0.50%
Rydex S&P Equal Weight Consumer Staples ETF.........................      0.50%
Rydex S&P Equal Weight Energy ETF...................................      0.50%
Rydex S&P Equal Weight Financials ETF...............................      0.50%
Rydex S&P Equal Weight Health Care ETF..............................      0.50%
Rydex S&P Equal Weight Industrials ETF..............................      0.50%
Rydex S&P Equal Weight Materials ETF................................      0.50%
Rydex S&P Equal Weight Technology ETF...............................      0.50%
Rydex S&P Equal Weight Utilities ETF................................      0.50%


Rydex Investments pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the

                                                          SEMI-ANNUAL REPORT  79





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Rydex Investments compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc., an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2010, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex S&P 500 Pure Value ETF......................................       $1,000
Rydex S&P 500 Pure Growth ETF.....................................        1,000
Rydex S&P MidCap 400 Pure Value ETF...............................          750
Rydex S&P MidCap 400 Pure Growth ETF..............................          750
Rydex S&P SmallCap 600 Pure Value ETF.............................        1,000
Rydex S&P SmallCap 600 Pure Growth ETF............................        1,000
Rydex S&P Equal Weight Consumer Discretionary ETF.................          750
Rydex S&P Equal Weight Consumer Staples ETF.......................          500
Rydex S&P Equal Weight Energy ETF.................................          500
Rydex S&P Equal Weight Financials ETF.............................          750
Rydex S&P Equal Weight Health Care ETF............................          500
Rydex S&P Equal Weight Industrials ETF............................          500
Rydex S&P Equal Weight Materials ETF..............................          500
Rydex S&P Equal Weight Technology ETF.............................          750
Rydex S&P Equal Weight Utilities ETF..............................          500


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2010 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
Rydex S&P 500 Pure Value ETF...............................   $ 80,392,982   $ 7,546,965
Rydex S&P 500 Pure Growth ETF..............................     41,965,028     1,896,830
Rydex S&P MidCap 400 Pure Value ETF........................     40,156,198     1,329,816
Rydex S&P MidCap 400 Pure Growth ETF.......................    120,143,715    24,984,388
Rydex S&P SmallCap 600 Pure Value ETF......................     94,696,185    38,371,461
Rydex S&P SmallCap 600 Pure Growth ETF.....................      7,476,636            --
Rydex S&P Equal Weight Consumer Discretionary ETF..........     23,285,247            --
Rydex S&P Equal Weight Consumer Staples ETF................             --            --
Rydex S&P Equal Weight Energy ETF..........................      5,044,958     2,673,845
Rydex S&P Equal Weight Financials ETF......................     11,141,990     4,722,436
Rydex S&P Equal Weight Health Care ETF.....................     34,130,921    46,063,531
Rydex S&P Equal Weight Industrials ETF.....................     18,895,464            --
Rydex S&P Equal Weight Materials ETF.......................      5,062,049    15,043,595
Rydex S&P Equal Weight Technology ETF......................     54,681,917    32,580,914
Rydex S&P Equal Weight Utilities ETF.......................      2,362,460            --

80




NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES         SALES
                                                              -----------   -----------
Rydex S&P 500 Pure Value ETF................................  $15,881,347   $15,988,272
Rydex S&P 500 Pure Growth ETF...............................   22,550,893    24,818,857
Rydex S&P MidCap 400 Pure Value ETF.........................   14,625,993    14,674,048
Rydex S&P MidCap 400 Pure Growth ETF........................   68,929,657    65,139,765
Rydex S&P SmallCap 600 Pure Value ETF.......................   64,647,252    65,738,771
Rydex S&P SmallCap 600 Pure Growth ETF......................    8,196,162     6,991,317
Rydex S&P Equal Weight Consumer Discretionary ETF...........    3,348,633     3,161,466
Rydex S&P Equal Weight Consumer Staples ETF.................    1,052,785     1,118,023
Rydex S&P Equal Weight Energy ETF...........................    2,216,074     2,199,506
Rydex S&P Equal Weight Financials ETF.......................    1,577,817     1,672,923
Rydex S&P Equal Weight Health Care ETF......................    8,164,599     8,447,104
Rydex S&P Equal Weight Industrials ETF......................    2,118,165     2,116,325
Rydex S&P Equal Weight Materials ETF........................    3,051,066     3,268,596
Rydex S&P Equal Weight Technology ETF.......................   10,366,058    10,339,432
Rydex S&P Equal Weight Utilities ETF........................    1,133,528     1,025,123


There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2010.

6.  SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since April 30, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through June xx, 2010, the date the financial statements were available to be issued and there were no events or transactions to be reported.

                                                          SEMI-ANNUAL REPORT  81





SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2009 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

PENDING ACQUISITION TRANSACTION

On February 16, 2010, Security Benefit Corporation ("SBC"), the parent company of PADCO Advisors, Inc., PADCO Advisors II, Inc. and Security Investors, LLC, the Funds' investment advisers, as applicable (the "Investment Advisers"), and certain of SBC's affiliates entered into agreements with an investor group (the "Investors") led by Guggenheim Partners, LLC ("Guggenheim"). Under the agreements, a special purpose vehicle owned by the Investors and managed by an affiliate of Guggenheim would receive a 100% ownership stake in SBC and consequently acquire control of the Investment Advisers and affiliates (the "Purchase Transaction"). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. While the parties expect the Purchase Transaction's closing to take place on or about the end of the second quarter, 2010, it is subject to various conditions, and may be delayed or even terminated due to unforeseen circumstances.

82




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES



                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 152
Trustee, Chairman of            Rydex Variable Trust - 1998
the Board (1940)                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 152
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 152
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 152
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 152
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 152
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 152
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

                                                          SEMI-ANNUAL REPORT  83





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (concluded)



EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007);
                                           President and Chief Executive Officer of
                                           FortsmannLeff Associates (2003 to 2005)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NICK BONOS*                                Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


84




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and Assistant Secretary     Rydex Series Funds, Rydex Variable Trust,
(1960)                                     Rydex Dynamic Funds and Rydex ETF Trust
                                           (2009 to present); Secretary of Rydex
                                           Distributors, Inc. (2008 to present);
                                           Chief Compliance Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate General Counsel and
                                           Assistant Secretary of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General Counsel and Assistant
                                           Secretary of Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of First
                                           Security Benefit Life and Annuity Company
                                           of New York (2004 to present); Chief
                                           Compliance Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of Security Global
                                           Investors, Inc. (2007 to present)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present) Director of
                                           Accounting of Rydex Investments (2003 to
                                           2004)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

[RYDEX SGI LOGO]

9601 Blackwell Road - Suite 500 -Rockville, MD 20850
www.rydex-sgi.com - 800.820.0888

ETF2-SEMI-0410X1010

                                                                  APRIL 30, 2010
                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                            RYDEX 2x S&P 500 ETF
                                                    RYDEX INVERSE 2x S&P 500 ETF
                                                     RYDEX 2x S&P MIDCAP 400 ETF
                                             RYDEX INVERSE 2x S&P MIDCAP 400 ETF
                                                    RYDEX 2x RUSSELL 2000(R) ETF
                                            RYDEX INVERSE 2x RUSSELL 2000(R) ETF
                                           RYDEX 2x S&P SELECT SECTOR ENERGY ETF
                                   RYDEX INVERSE 2x S&P SELECT SECTOR ENERGY ETF
                                        RYDEX 2x S&P SELECT SECTOR FINANCIAL ETF
                                RYDEX INVERSE 2x S&P SELECT SECTOR FINANCIAL ETF
                                      RYDEX 2x S&P SELECT SECTOR HEALTH CARE ETF
                              RYDEX INVERSE 2x S&P SELECT SECTOR HEALTH CARE ETF
                                       RYDEX 2x S&P SELECT SECTOR TECHNOLOGY ETF
                               RYDEX INVERSE 2x S&P SELECT SECTOR TECHNOLOGY ETF

                                                                    [RYDEX LOGO]

                                                            SEMI-ANNUAL REPORT 1




 TABLE OF CONTENTS
--------------------------------------------------------------------------------




LETTER TO OUR SHAREHOLDERS........................     2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS........     3

FEES & EXPENSES...................................     4

PREMIUM AND DISCOUNT INFORMATION..................     5

PORTFOLIO SUMMARY.................................     7

SCHEDULES OF INVESTMENTS..........................    14

STATEMENTS OF ASSETS AND LIABILITIES..............    57

STATEMENTS OF OPERATIONS..........................    61

STATEMENTS OF CHANGES IN NET ASSETS...............    65

FINANCIAL HIGHLIGHTS..............................    72

NOTES TO FINANCIAL STATEMENTS.....................    86

SUPPLEMENTAL INFORMATION..........................    96

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS.....    97

 2



LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

With the economy now showing signs of growth, despite having shrunk 2.4% last year, economic pundits are cautiously optimistic on the U.S. economy. In prepared remarks to the Dallas Regional Chamber, Fed Chairman Ben Bernanke said, "The economy has stabilized and is growing again, although we can hardly be satisfied when one out of every 10 U.S. workers is unemployed and family finances remain under great stress." Minutes of a March 16, 2010 Federal Reserve meeting showed policy makers warned against raising rates too soon because unemployment may hobble a recovery in the world's largest economy. Separately, New York Fed President William Dudley said that the benchmark federal funds rate "needs to be exceptionally low for an extended period to contribute to easier financial conditions to support economic activity." The Fed has kept its target rate for overnight loans between banks at zero to 0.25% since December 2008.

STEADY PROGRESS, BUT CERTAINTY STILL ELUSIVE

The S&P 500(R) Index returned 15.66% for the six months ended April 30, 2010, while the S&P Equal Weighted Index returned 22.54%. Rydex|SGI offers 10 equal weight ETFs which provide equal exposure to relevant indices, ensuring that smaller cap names are weighted as heavily as market giants, therefore eliminating the large-cap bias of traditional capitalization-weighted index products.

INCREASED DEMAND FOR ETFS

In the past decade, demand for ETFs has increased as institutional investors have found ETFs well suited for participating in, or hedging against, broad movements in the stock market. Individual investors and their financial advisors also have become increasingly aware of these investment vehicles. Assets in ETFs accounted for 6% of total net assets managed by investment companies at year-end 2009, according to The Investment Company Institute(1).

In a regulatory environment that emphasizes transparency and reduced risk, investment professionals are increasingly turning to exchange traded funds
(ETFs) -- there were 756 ETFs (a total of $691 billion in assets) in the marketplace in the beginning of the reporting period, and 839 (a total of $805 billion in assets) at the end of the reporting period(1). Due to their convenience, transparency and ability to provide access to difficult-to-reach areas of the market, ETFs can play an important role in investor portfolios. Needless to say, Rydex|SGI is a proud participant in the ETF space with more than two dozen exchange traded products. Our exchange traded product asset base grew 20% in the six-month period ended April 30, 2010 -- to $6.7 billion from $5.6 billion.

As one of the earlier entrants in the exchange traded product space, we are advocates on the numerous advantages ETFs offer investors. Thank you for the trust you place in us by investing with us.

Sincerely,

-s- Michael Byrum
Michael Byrum
President & Chief Investment Officer

PERFORMANCE DISPLAYED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE IS SUBJECT TO DAILY MARKET VOLATILITY AND MAY BE BETTER OR WORSE SINCE THE END OF THE LAST QUARTER. FOR UP-TO-DATE FUND PERFORMANCE, CALL
800.820.0888 OR VISIT WWW.RYDEX-SGI.COM.

--------

  (1) Investment Company Institute 2010 Investment Company Factbook, p. 46., http://www.ici.org/pdf/2010_factbook.pdf

                                                            SEMI-ANNUAL REPORT 3




A BRIEF NOTE ON THE COMPOUNDING OF RETURNS
--------------------------------------------------------------------------------

The Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's Net Asset Value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0% -- in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

                                     INDEX         INDEX          FUND     FUND          FUND
                                     LEVEL   PERFORMANCE   EXPECTATION      NAV   PERFORMANCE   ASSESSMENT
----------------------------------------------------------------------------------------------------------
Start                                 100                                $10.00
Day 1                                 106        6.00%         9.00%     $10.90       9.00%       In line
Day 2                                  99       (6.60)%       (9.90)%    $ 9.82      (9.90)%      In line
Cumulative                                      (1.00)%       (1.50)%                (1.80)%        (0.30)%
----------------------------------------------------------------------------------------------------------



As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

 4



FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2009 and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO    10/31/09     4/30/10   10/31/09 TO 4/30/10
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex 2x S&P 500 ETF.......................    0.71%   $1,000.00   $1,318.70          $4.08
  Rydex Inverse 2x S&P 500 ETF...............    0.71%    1,000.00      723.70           3.03
  Rydex 2x MidCap 400 ETF....................    0.71%    1,000.00    1,552.80           4.49
  Rydex Inverse 2x S&P MidCap 400 ETF........    0.71%    1,000.00      606.90           2.83
  Rydex 2x Russell 2000 ETF..................    0.71%    1,000.00    1,606.30           4.59
  Rydex Inverse 2x Russell 2000 ETF..........    0.71%    1,000.00      573.30           2.77
  Rydex 2x S&P Select Sector Energy ETF......    0.71%    1,000.00    1,163.60           3.81
  Rydex Inverse 2x S&P Select Sector Energy
     ETF.....................................    0.71%    1,000.00      779.00           3.13
  Rydex 2x S&P Select Sector Financial ETF...    0.71%    1,000.00    1,303.80           4.06
  Rydex Inverse 2x S&P Select Sector
     Financial ETF...........................    0.71%    1,000.00      690.40           2.98
  Rydex 2x S&P Select Sector Health Care
     ETF.....................................    0.71%    1,000.00    1,216.40           3.90
  Rydex Inverse 2x S&P Select Sector Health
     Care ETF................................    0.71%    1,000.00      787.70           3.15
  Rydex 2x S&P Select Sector Technology ETF..    0.71%    1,000.00    1,280.40           4.01
  Rydex Inverse 2x S&P Select Sector
     Technology ETF..........................    0.71%    1,000.00      737.80           3.06
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex 2x S&P 500 ETF.......................    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x S&P 500 ETF...............    0.71%    1,000.00    1,021.27           3.56
  Rydex 2x MidCap 400 ETF....................    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x S&P MidCap 400 ETF........    0.71%    1,000.00    1,021.27           3.56
  Rydex 2x Russell 2000 ETF..................    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x Russell 2000 ETF..........    0.71%    1,000.00    1,021.27           3.56
  Rydex 2x S&P Select Sector Energy ETF......    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x S&P Select Sector Energy
     ETF.....................................    0.71%    1,000.00    1,021.27           3.56
  Rydex 2x S&P Select Sector Financial ETF...    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x S&P Select Sector
     Financial ETF...........................    0.71%    1,000.00    1,021.27           3.56
  Rydex 2x S&P Select Sector Health Care
     ETF.....................................    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x S&P Select Sector Health
     Care ETF................................    0.71%    1,000.00    1,021.27           3.56
  Rydex 2x S&P Select Sector Technology ETF..    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x S&P Select Sector
     Technology ETF..........................    0.71%    1,000.00    1,021.27           3.56



--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

                                                            SEMI-ANNUAL REPORT 5




PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to April 30, 2010.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                NUMBER OF DAYS
                           ----------------------------------------------------------------------------------------
                                                                     RYDEX                       RYDEX     RYDEX 2X
                                           RYDEX     RYDEX 2X   INVERSE 2X                  INVERSE 2X   S&P SELECT
                           RYDEX 2X   INVERSE 2X          S&P          S&P       RYDEX 2X      RUSSELL       SECTOR
                            S&P 500      S&P 500   MIDCAP 400   MIDCAP 400   RUSSELL 2000         2000       ENERGY
  PREMIUM/DISCOUNT RANGE        ETF          ETF          ETF          ETF            ETF          ETF          ETF
-------------------------------------------------------------------------------------------------------------------
Greater Than 10%                0           0            1            0             0             0            0
Between 8.01% and 10%           0           0            0            1             0             0            0
Between 3.01% and 8%            7           1            8           14             6            10           16
Between 1.01% and 3%           17          11           43           62            29            21           35
Between .51% and 1%            41          36           38           56            41            50           39
Between .26% and .5%           41          38           47           60            40            82           38
Between 0% and .25%           196         328          161          206           180           254          194
Between -0.01% and -0.25%     332         248          231          175           236           199          111
Between -0.26% and -0.5%       60          37           66           57           100            48           56
Between -0.51% and -1%         29          20           71           47            54            37           47
Between -1.01% and -3%         16          16           66           47            42            32           45
Between -3.01% and -8%          0           4            7           14            11             6            8
Between -8.01% and -10%         0           0            0            0             0             0            1
Less Than -10%                  0           0            0            0             0             0            0
-------------------------------------------------------------------------------------------------------------------
Total                         739         739          739          739           739           739          590



                                                           PERCENTAGE OF TOTAL DAYS
                           ----------------------------------------------------------------------------------------
                                                                     RYDEX                       RYDEX     RYDEX 2X
                                           RYDEX     RYDEX 2X   INVERSE 2X                  INVERSE 2X   S&P SELECT
                           RYDEX 2X   INVERSE 2X          S&P          S&P       RYDEX 2X      RUSSELL       SECTOR
                            S&P 500      S&P 500   MIDCAP 400   MIDCAP 400   RUSSELL 2000         2000       ENERGY
  PREMIUM/DISCOUNT RANGE        ETF          ETF          ETF          ETF            ETF          ETF          ETF
-------------------------------------------------------------------------------------------------------------------
Greater Than 10%              0.00%       0.00%        0.13%        0.00%         0.00%         0.00%        0.00%
Between 8.01% and 10%         0.00%       0.00%        0.00%        0.14%         0.00%         0.00%        0.00%
Between 3.01% and 8%          0.95%       0.13%        1.08%        1.89%         0.81%         1.35%        2.71%
Between 1.01% and 3%          2.30%       1.49%        5.82%        8.39%         3.92%         2.84%        5.93%
Between .51% and 1%           5.55%       4.87%        5.14%        7.58%         5.55%         6.77%        6.61%
Between .26% and .5%          5.55%       5.14%        6.36%        8.12%         5.41%        11.10%        6.44%
Between 0% and .25%          26.52%      44.38%       21.79%       27.88%        24.36%        34.37%       32.88%
Between -0.01% and -0.25%    44.93%      33.56%       31.26%       23.68%        31.94%        26.93%       18.81%
Between -0.26% and -0.5%      8.12%       5.01%        8.93%        7.71%        13.53%         6.49%        9.49%
Between -0.51% and -1%        3.92%       2.71%        9.61%        6.36%         7.31%         5.01%        7.97%
Between -1.01% and -3%        2.16%       2.17%        8.93%        6.36%         5.68%         4.33%        7.63%
Between -3.01% and -8%        0.00%       0.54%        0.95%        1.89%         1.49%         0.81%        1.36%
Between -8.01% and -10%       0.00%       0.00%        0.00%        0.00%         0.00%         0.00%        0.17%
Less Than -10%                0.00%       0.00%        0.00%        0.00%         0.00%         0.00%        0.00%
-------------------------------------------------------------------------------------------------------------------
Total                       100.00%     100.00%      100.00%      100.00%       100.00%       100.00%      100.00%

 6



PREMIUM AND DISCOUNT INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                                NUMBER OF DAYS
                          ------------------------------------------------------------------------------------------
                               RYDEX                     RYDEX                       RYDEX                     RYDEX
                          INVERSE 2X     RYDEX 2X   INVERSE 2X      RYDEX 2X    INVERSE 2X     RYDEX 2X   INVERSE 2X
                          S&P SELECT   S&P SELECT   S&P SELECT    S&P SELECT    S&P SELECT   S&P SELECT   S&P SELECT
                              SECTOR       SECTOR       SECTOR        SECTOR        SECTOR       SECTOR       SECTOR
                              ENERGY    FINANCIAL    FINANCIAL   HEALTH CARE   HEALTH CARE   TECHNOLOGY   TECHNOLOGY
 PREMIUM/DISCOUNT RANGE          ETF          ETF          ETF           ETF           ETF          ETF          ETF
--------------------------------------------------------------------------------------------------------------------
Greater Than 10%                1            1            0            1             5             3            0
Between 8.01% and 10%           1            1            0            1             3             1            2
Between 3.01% and 8%           10           14           10           16            29            10           27
Between 1.01% and 3%           53           48           43           43            82            47           73
Between .51% and 1%            67           36           46           39            37            37           50
Between .26% and .5%           56           36           54           26            34            35           30
Between 0% and .25%           194          196          238          180           143           172          159
Between -0.01% and
  -0.25%                       60          120           82           65            68            77           60
Between -0.26% and -0.5%       40           56           32           37            39            57           26
Between -0.51% and -1%         40           28           35           73            48            48           61
Between -1.01% and -3%         51           40           37           85            71            58           66
Between -3.01% and -8%         16           13           13           22            29            41           36
Between -8.01% and -10%         0            0            0            1             2             1            0
Less Than -10%                  1            1            0            1             0             3            0
--------------------------------------------------------------------------------------------------------------------
Total                         590          590          590          590           590           590          590



                                                           PERCENTAGE OF TOTAL DAYS
                          ------------------------------------------------------------------------------------------
                               RYDEX                     RYDEX                       RYDEX                     RYDEX
                          INVERSE 2X     RYDEX 2X   INVERSE 2X      RYDEX 2X    INVERSE 2X     RYDEX 2X   INVERSE 2X
                          S&P SELECT   S&P SELECT   S&P SELECT    S&P SELECT    S&P SELECT   S&P SELECT   S&P SELECT
                              SECTOR       SECTOR       SECTOR        SECTOR        SECTOR       SECTOR       SECTOR
                              ENERGY    FINANCIAL    FINANCIAL   HEALTH CARE   HEALTH CARE   TECHNOLOGY   TECHNOLOGY
 PREMIUM/DISCOUNT RANGE          ETF          ETF          ETF           ETF           ETF          ETF          ETF
--------------------------------------------------------------------------------------------------------------------
Greater Than 10%              0.17%        0.17%        0.00%         0.17%         0.85%        0.51%        0.00%
Between 8.01% and 10%         0.17%        0.17%        0.00%         0.17%         0.51%        0.17%        0.34%
Between 3.01% and 8%          1.69%        2.37%        1.70%         2.71%         4.91%        1.69%        4.58%
Between 1.01% and 3%          8.98%        8.14%        7.29%         7.29%        13.90%        7.97%       12.37%
Between .51% and 1%          11.36%        6.10%        7.80%         6.61%         6.27%        6.27%        8.47%
Between .26% and .5%          9.49%        6.10%        9.15%         4.41%         5.76%        5.93%        5.08%
Between 0% and .25%          32.88%       33.22%       40.34%        30.51%        24.24%       29.15%       26.95%
Between -0.01% and
  -0.25%                     10.17%       20.34%       13.90%        11.01%        11.52%       13.05%       10.17%
Between -0.26% and -0.5%      6.78%        9.49%        5.42%         6.27%         6.61%        9.66%        4.41%
Between -0.51% and -1%        6.78%        4.75%        5.93%        12.37%         8.14%        8.14%       10.34%
Between -1.01% and -3%        8.65%        6.78%        6.27%        14.41%        12.03%        9.83%       11.19%
Between -3.01% and -8%        2.71%        2.20%        2.20%         3.73%         4.92%        6.95%        6.10%
Between -8.01% and -10%       0.00%        0.00%        0.00%         0.17%         0.34%        0.17%        0.00%
Less Than -10%                0.17%        0.17%        0.00%         0.17%         0.00%        0.51%        0.00%
--------------------------------------------------------------------------------------------------------------------
Total                       100.00%      100.00%      100.00%       100.00%       100.00%      100.00%      100.00%

                                                            SEMI-ANNUAL REPORT 7



RYDEX 2x S&P 500 ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                          2.47%
APPLE, INC.                                                                1.83%
MICROSOFT CORP.                                                            1.80%
GENERAL ELECTRIC CO.                                                       1.55%
PROCTER & GAMBLE CO.                                                       1.39%
BANK OF AMERICA CORP.                                                      1.38%
JOHNSON & JOHNSON, INC.                                                    1.36%
WELLS FARGO & CO.                                                          1.32%
JPMORGAN CHASE & CO.                                                       1.30%
INTERNATIONAL BUSINESS MACHINES CORP.                                      1.29%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       17.61
Industrials                                  16.81
Financials                                   15.36
Health Care                                  10.77
Energy                                       10.43
Consumer Staples                             10.17
Consumer Discretionary                        9.84
Utilities                                     3.25
Materials                                     3.22
Telecommunication Services                    2.54




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 8


RYDEX 2x S&P MIDCAP 400 ETF
PORTFOLIO SUMMARY (Unaudited)                                  As April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CREE, INC.                                                                 0.63%
VERTEX PHARMACEUTICALS, INC.                                               0.63%
NEWFIELD EXPLORATION CO.                                                   0.63%
NEW YORK COMMUNITY BANCORP, INC.                                           0.58%
LUBRIZOL CORP.                                                             0.50%
JOY GLOBAL, INC.                                                           0.48%
EDWARDS LIFESCIENCES CORP.                                                 0.47%
MACERICH CO. (THE)                                                         0.47%
CIMAREX ENERGY CO.                                                         0.46%
CARMAX, INC.                                                               0.45%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Industrials                                  21.34
Financials                                   19.20
Consumer Discretionary                       13.78
Information Technology                       13.42
Health Care                                  11.13
Materials                                     5.98
Energy                                        5.71
Utilities                                     5.32
Consumer Staples                              3.40
Telecommunication Services                    0.72




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                            SEMI-ANNUAL REPORT 9



RYDEX 2x RUSSELL 2000 ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
HUMAN GENOME SCIENCES, INC.                                                0.39%
UAL CORP.                                                                  0.28%
TUPPERWARE BRANDS CORP.                                                    0.25%
ARES CAPITAL CORP.                                                         0.23%
DOMTAR CORP.                                                               0.23%
SKYWORKS SOLUTIONS, INC.                                                   0.22%
POLYCOM, INC.                                                              0.21%
SOLERA HOLDINGS, INC.                                                      0.21%
ASSURED GUARANTY, LTD.                                                     0.20%
E*TRADE FINANCIAL CORP.                                                    0.20%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Industrials                                  24.13
Financials                                   19.00
Information Technology                       15.53
Consumer Discretionary                       13.73
Health Care                                  12.47
Energy                                        4.56
Materials                                     4.30
Consumer Staples                              2.81
Utilities                                     2.68
Telecommunication Services                    0.79




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 10


RYDEX 2x S&P SELECT SECTOR ENERGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         14.61%
CHEVRON CORP.                                                             11.29%
SCHLUMBERGER, LTD.                                                         6.03%
CONOCOPHILLIPS                                                             4.40%
OCCIDENTAL PETROLEUM CORP.                                                 4.25%
APACHE CORP.                                                               2.67%
ANADARKO PETROLEUM CORP.                                                   2.41%
DEVON ENERGY CORP.                                                         2.35%
EOG RESOURCES, INC.                                                        2.33%
HALLIBURTON CO.                                                            2.25%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*
(PIE CHART)

Oil, Gas & Consumable Fuels                  79.37
Energy Equipment & Services                  20.63




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 11



RYDEX 2x S&P SELECT SECTOR FINANCIAL ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
BANK OF AMERICA CORP.                                                      8.53%
WELLS FARGO & CO.                                                          8.18%
JPMORGAN CHASE & CO.                                                       8.06%
BERKSHIRE HATHAWAY, INC. -- CLASS B                                        6.07%
CITIGROUP, INC.                                                            4.09%
GOLDMAN SACHS GROUP, INC.                                                  3.64%
AMERICAN EXPRESS CO.                                                       2.63%
U.S. BANCORP                                                               2.44%
MORGAN STANLEY                                                             2.01%
BANK OF NEW YORK MELLON CORP.                                              1.79%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Diversified Financial Services               27.48
Insurance                                    22.76
Commercial Banks                             20.22
Capital Markets                              15.67
Real Estate Investment Trusts (REITs)         7.87
Consumer Finance                              5.05
Thrifts & Mortgage Finance                    0.68
Real Estate Management & Development          0.27




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 12


RYDEX 2x S&P SELECT SECTOR HEALTH CARE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
JOHNSON & JOHNSON, INC.                                                   12.36%
PFIZER, INC.                                                               9.43%
MERCK & CO., INC.                                                          7.63%
ABBOTT LABORATORIES                                                        4.70%
AMGEN, INC.                                                                3.93%
MEDTRONIC, INC.                                                            3.39%
BRISTOL-MYERS SQUIBB CO.                                                   3.04%
GILEAD SCIENCES, INC.                                                      2.50%
ELI LILLY & CO.                                                            2.48%
UNITEDHEALTH GROUP, INC.                                                   2.47%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Pharmaceuticals                           49.24
Health Care Providers & Services          17.79
Health Care Equipment & Supplies          16.04
Biotechnology                             12.48
Life Sciences Tools & Services             3.97
Health Care Technology                     0.48


* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 13



RYDEX 2x S&P SELECT SECTOR TECHNOLOGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
APPLE, INC.                                                                8.50%
MICROSOFT CORP.                                                            8.36%
INTERNATIONAL BUSINESS MACHINES CORP.                                      6.00%
CISCO SYSTEMS, INC.                                                        5.53%
AT&T, INC.                                                                 5.52%
GOOGLE, INC. -- CLASS A                                                    4.53%
INTEL CORP.                                                                3.86%
HEWLETT-PACKARD CO.                                                        3.64%
ORACLE CORP.                                                               3.64%
VERIZON COMMUNICATIONS, INC.                                               2.96%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Computers & Peripherals                      26.66
Software                                     19.29
Communication Equipment                      11.52
Diversified Telecommunications Services      11.38
Semiconductors & Semiconductor Equipment     11.23
Internet Software &Services                   8.06
IT Services                                   6.98
Electronic Equipment, Instruments &
  Components                                  2.80
Wireless Telecommunication Services           1.40
Office Electronics                            0.68




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 14


Rydex 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                                                        MARKET
                                                         SHARES          VALUE
------------------------------------------------------------------------------
COMMON STOCKS 82.7%
  AEROSPACE & DEFENSE 2.5%
  Boeing Co. .....................................        6,480       $469,346
  General Dynamics Corp. .........................        3,300        251,988
  Goodrich Corp. .................................        1,070         79,373
  Honeywell International, Inc. ..................        6,550        310,929
  ITT Corp. ......................................        1,570         87,245
  L-3 Communications Holdings, Inc. ..............          990         92,634
  Lockheed Martin Corp. ..........................        2,700        229,203
  Northrop Grumman Corp. .........................        2,590        175,680
  Precision Castparts Corp. ......................        1,210        155,291
  Raytheon Co. ...................................        3,250        189,475
  Rockwell Collins, Inc. .........................        1,350         87,750
  United Technologies Corp. ......................        8,020        601,099
                                                                  ------------
TOTAL AEROSPACE & DEFENSE                                            2,730,013
                                                                  ------------
  AIR FREIGHT & LOGISTICS 0.9%
  C.H. Robinson Worldwide, Inc. ..................        1,430         86,229
  Expeditors International of Washington, Inc. ...        1,820         74,147
  FedEx Corp. ....................................        2,680        241,227
  United Parcel Service, Inc. -- Class B..........        8,500        587,690
                                                                  ------------
TOTAL AIR FREIGHT & LOGISTICS                                          989,293
                                                                  ------------
  AIRLINES 0.1%
  Southwest Airlines Co. .........................        6,370         83,957
                                                                  ------------
TOTAL AIRLINES                                                          83,957
                                                                  ------------
  AUTO COMPONENTS 0.2%
  Goodyear Tire & Rubber Co.(The)*................        2,070         27,800
  Johnson Controls, Inc. .........................        5,750        193,143
                                                                  ------------
TOTAL AUTO COMPONENTS                                                  220,943
                                                                  ------------
  AUTOMOBILES 0.4%
  Ford Motor Co.*.................................       28,850        375,627
  Harley-Davidson, Inc. ..........................        2,010         67,998
                                                                  ------------
TOTAL AUTOMOBILES                                                      443,625
                                                                  ------------
  BEVERAGES 2.0%
  Brown-Forman Corp. -- Class B...................          930         54,107
  Coca-Cola Co.(The)..............................       19,740      1,055,103
  Coca-Cola Enterprises, Inc. ....................        2,740         75,980
  Constellation Brands, Inc. -- Class A*..........        1,710         31,242
  Dr Pepper Snapple Group, Inc. ..................        2,180         71,351
  Molson Coors Brewing Co. -- Class B.............        1,360         60,330
  PepsiCo, Inc. ..................................       14,000        913,080
                                                                  ------------
TOTAL BEVERAGES                                                      2,261,193
                                                                  ------------
  BIOTECHNOLOGY 1.2%
  Amgen, Inc.*....................................        8,390        481,250
  Biogen Idec, Inc.*..............................        2,310        123,008
  Celgene Corp.*..................................        3,940        244,083
  Cephalon, Inc.*.................................          640         41,088
  Genzyme Corp.*..................................        2,280        121,387
  Gilead Sciences, Inc.*..........................        7,740        307,046
                                                                  ------------
TOTAL BIOTECHNOLOGY                                                  1,317,862
                                                                  ------------
  BUILDING PRODUCTS 0.0%(A)
  Masco Corp. ....................................        3,070         49,826
                                                                  ------------
TOTAL BUILDING PRODUCTS                                                 49,826
                                                                  ------------
  CAPITAL MARKETS 2.1%
  Ameriprise Financial, Inc. .....................        2,190        101,528
  Bank of New York Mellon Corp. ..................       10,350        322,196
  Charles Schwab Corp.(The).......................        8,370        161,457
  E*TRADE Financial Corp.*........................       16,420         27,586
  Federated Investors, Inc. -- Class B............          760         18,331
  Franklin Resources, Inc. .......................        1,270        146,863
  Goldman Sachs Group, Inc.(The)..................        4,510        654,852
  Invesco Ltd. ...................................        3,670         84,373
  Janus Capital Group, Inc. ......................        1,570         22,106
  Legg Mason, Inc. ...............................        1,390         44,049
  Morgan Stanley..................................       11,970        361,733
  Northern Trust Corp. ...........................        2,070        113,809
  State Street Corp. .............................        4,240        184,440
  T. Rowe Price Group, Inc. ......................        2,220        127,672
                                                                  ------------
TOTAL CAPITAL MARKETS                                                2,370,995
                                                                  ------------
  CHEMICALS 1.6%
  Air Products & Chemicals, Inc. .................        1,820        139,740
  Airgas, Inc. ...................................          710         45,050
  CF Industries Holdings, Inc. ...................          590         49,365
  Dow Chemical Co.(The)...........................        9,850        303,676
  Du Pont (E.I.) de Nemours & Co. ................        7,740        308,362
  Eastman Chemical Co. ...........................          620         41,490
  Ecolab, Inc. ...................................        2,020         98,657
  FMC Corp. ......................................          620         39,457
  International Flavors & Fragrances, Inc. .......          680         34,061
  Monsanto Co. ...................................        4,670        294,490
  PPG Industries, Inc. ...........................        1,420         99,925
  Praxair, Inc. ..................................        2,620        219,477
  Sigma-Aldrich Corp. ............................        1,040         61,672
                                                                  ------------
TOTAL CHEMICALS                                                      1,735,422
                                                                  ------------
  COMMERCIAL BANKS 2.8%
  BB&T Corp. .....................................        5,920        196,781
  Comerica, Inc. .................................        1,490         62,580
  Fifth Third Bancorp.............................        6,810        101,537
  First Horizon National Corp.*...................        1,930         27,310
  Huntington Bancshares, Inc. ....................        6,140         41,568
  KeyCorp.........................................        7,520         67,830
  M&T Bank Corp. .................................          710         62,018
  Marshall & Ilsley Corp. ........................        4,510         41,041
  PNC Financial Services Group, Inc. .............        4,430        297,740
  Regions Financial Corp. ........................       10,210         90,256
  SunTrust Banks, Inc. ...........................        4,280        126,688
  U.S. Bancorp....................................       16,390        438,760
  Wells Fargo & Co. ..............................       44,370      1,469,091
  Zions Bancorp...................................        1,290         37,062
                                                                  ------------
TOTAL COMMERCIAL BANKS                                               3,060,262
                                                                  ------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Avery Dennison Corp. ...........................          960         37,469
  Cintas Corp. ...................................        1,130         30,793
  Iron Mountain, Inc. ............................        1,550         38,982
  Pitney Bowes, Inc. .............................        1,780         45,212
  R.R. Donnelley & Sons Co. ......................        1,760         37,822
  Republic Services, Inc. ........................        2,770         85,953
  Stericycle, Inc.*...............................          730         42,997
  Waste Management, Inc. .........................        4,150        143,922
                                                                  ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   463,150
                                                                  ------------
  COMMUNICATIONS EQUIPMENT 2.0%
  Cisco Systems, Inc.*............................       49,040      1,320,157
  Harris Corp. ...................................        1,120         57,658
  JDS Uniphase Corp.*.............................        1,910         24,811
  Juniper Networks, Inc.*.........................        4,500        127,845
  Motorola, Inc.*.................................       19,810        140,057


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15



Rydex 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                        MARKET
                                                         SHARES          VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  QUALCOMM, Inc. .................................       14,390       $557,468
  Tellabs, Inc. ..................................        3,290         29,873
                                                                  ------------
TOTAL COMMUNICATIONS EQUIPMENT                                       2,257,869
                                                                  ------------
  COMPUTERS & PERIPHERALS 4.9%
  Apple, Inc.*....................................        7,770      2,028,902
  Dell, Inc.*.....................................       14,750        238,655
  EMC Corp.*......................................       17,580        334,196
  Hewlett-Packard Co. ............................       20,160      1,047,715
  International Business Machines Corp. ..........       11,130      1,435,770
  Lexmark International, Inc. -- Class A*.........          670         24,824
  NetApp, Inc.*...................................        2,950        102,277
  QLogic Corp.*...................................          980         18,983
  SanDisk Corp.*..................................        1,960         78,184
  Teradata Corp.*.................................        1,430         41,570
  Western Digital Corp.*..........................        1,960         80,536
                                                                  ------------
TOTAL COMPUTERS & PERIPHERALS                                        5,431,612
                                                                  ------------
  CONSTRUCTION & ENGINEERING 0.1%
  Fluor Corp. ....................................        1,530         80,845
  Jacobs Engineering Group, Inc.*.................        1,070         51,596
  Quanta Services, Inc.*..........................        1,800         36,234
                                                                  ------------
TOTAL CONSTRUCTION & ENGINEERING                                       168,675
                                                                  ------------
  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co. ...........................        1,080         61,862
                                                                  ------------
TOTAL CONSTRUCTION MATERIALS                                            61,862
                                                                  ------------
  CONSUMER FINANCE 0.7%
  American Express Co. ...........................       10,250        472,730
  Capital One Financial Corp. ....................        3,900        169,299
  Discover Financial Services.....................        4,660         72,044
  SLM Corp.*......................................        4,150         50,796
                                                                  ------------
TOTAL CONSUMER FINANCE                                                 764,869
                                                                  ------------
  CONTAINERS & PACKAGING 0.2%
  Ball Corp. .....................................          810         43,100
  Bemis Co., Inc. ................................          930         28,281
  Owens-Illinois, Inc.*...........................        1,440         51,034
  Pactiv Corp.*...................................        1,130         28,713
  Sealed Air Corp. ...............................        1,360         29,240
                                                                  ------------
TOTAL CONTAINERS & PACKAGING                                           180,368
                                                                  ------------
  DISTRIBUTORS 0.1%
  Genuine Parts Co. ..............................        1,360         58,208
                                                                  ------------
TOTAL DISTRIBUTORS                                                      58,208
                                                                  ------------
  DIVERSIFIED CONSUMER SERVICES 0.1%
  Apollo Group, Inc. -- Class A*..................        1,100         63,151
  DeVry, Inc. ....................................          530         33,067
  H&R Block, Inc. ................................        2,870         52,549
                                                                  ------------
TOTAL DIVERSIFIED CONSUMER SERVICES                                    148,767
                                                                  ------------
  DIVERSIFIED FINANCIAL SERVICES 3.7%
  Bank of America Corp. ..........................       85,920      1,531,953
  Citigroup, Inc.*................................      168,280        735,384
  CME Group, Inc. ................................          570        187,194
  IntercontinentalExchange, Inc.*.................          630         73,477
  JPMorgan Chase & Co. ...........................       34,030      1,448,997
  Leucadia National Corp.*........................        1,630         41,255
  Moody's Corp. ..................................        1,680         41,530
  Nasdaq OMX Group (The)*.........................        1,270         26,670
  NYSE Euronext...................................        2,240         73,091
                                                                  ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                 4,159,551
                                                                  ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
  AT&T, Inc. .....................................       50,550      1,317,333
  CenturyTel, Inc. ...............................        2,570         87,663
  Frontier Communications Corp. ..................        2,670         21,253
  Qwest Communications International, Inc. .......       12,740         66,630
  Verizon Communications, Inc. ...................       24,290        701,738
  Windstream Corp. ...............................        3,910         43,206
                                                                  ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         2,237,823
                                                                  ------------
  ELECTRIC UTILITIES 1.5%
  Allegheny Energy, Inc. .........................        1,450         31,581
  American Electric Power Co., Inc. ..............        4,090        140,287
  Duke Energy Corp. ..............................       11,210        188,104
  Edison International............................        2,790         95,892
  Entergy Corp. ..................................        1,620        131,690
  Exelon Corp. ...................................        5,650        246,283
  FirstEnergy Corp. ..............................        2,610         98,840
  FPL Group, Inc. ................................        3,540        184,257
  Northeast Utilities.............................        1,500         41,685
  Pepco Holdings, Inc. ...........................        1,900         31,806
  Pinnacle West Capital Corp. ....................          920         34,353
  PPL Corp. ......................................        3,230         79,975
  Progress Energy, Inc. ..........................        2,440         97,405
  Southern Co. ...................................        7,030        242,957
                                                                  ------------
TOTAL ELECTRIC UTILITIES                                             1,645,115
                                                                  ------------
  ELECTRICAL EQUIPMENT 0.5%
  Emerson Electric Co. ...........................        6,440        336,361
  First Solar, Inc.*..............................          420         60,291
  Rockwell Automation, Inc. ......................        1,220         74,079
  Roper Industries, Inc. .........................          800         48,816
                                                                  ------------
TOTAL ELECTRICAL EQUIPMENT                                             519,547
                                                                  ------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.5%
  Agilent Technologies, Inc.*.....................        2,990        108,417
  Amphenol Corp. -- Class A.......................        1,480         68,391
  Corning, Inc. ..................................       13,350        256,987
  FLIR Systems, Inc.*.............................        1,310         40,073
  Jabil Circuit, Inc. ............................        1,650         25,278
  Molex, Inc. ....................................        1,160         25,996
                                                                  ------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS                   525,142
                                                                  ------------
  ENERGY EQUIPMENT & SERVICES 1.6%
  Baker Hughes, Inc. .............................        3,675        182,862
  Cameron International Corp.*....................        2,090         82,471
  Diamond Offshore Drilling, Inc. ................          600         47,460
  FMC Technologies, Inc.*.........................        1,040         70,398
  Halliburton Co. ................................        7,750        237,538
  Helmerich & Payne, Inc. ........................          910         36,964
  Nabors Industries, Ltd.*........................        2,440         52,631
  National-Oilwell Varco, Inc. ...................        3,580        157,627
  Rowan Cos., Inc.*...............................          970         28,906
  Schlumberger, Ltd. .............................       10,250        732,055
  Smith International, Inc. ......................        2,130        101,729
                                                                  ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    1,730,641
                                                                  ------------
  FOOD & STAPLES RETAILING 2.1%
  Costco Wholesale Corp. .........................        3,760        222,141
  CVS Caremark Corp. .............................       11,910        439,836


See Notes to Financial Statements.

 16


Rydex 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                        MARKET
                                                         SHARES          VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Kroger Co.(The).................................        5,570       $123,821
  Safeway, Inc. ..................................        3,330         78,588
  SUPERVALU, Inc. ................................        1,820         27,118
  Sysco Corp. ....................................        5,070        159,908
  Wal-Mart Stores, Inc. ..........................       18,270        980,186
  Walgreen Co. ...................................        8,440        296,666
  Whole Foods Market, Inc.*.......................        1,460         56,969
                                                                  ------------
TOTAL FOOD & STAPLES RETAILING                                       2,385,233
                                                                  ------------
  FOOD PRODUCTS 1.4%
  Archer-Daniels-Midland Co. .....................        5,500        153,670
  Campbell Soup Co. ..............................        1,620         58,093
  ConAgra Foods, Inc. ............................        3,800         92,986
  Dean Foods Co.*.................................        1,550         24,335
  General Mills, Inc. ............................        2,820        200,728
  H.J. Heinz Co. .................................        2,710        127,018
  Hershey Co.(The)................................        1,430         67,224
  Hormel Foods Corp. .............................          600         24,456
  J.M. Smucker Co.(The)...........................        1,020         62,291
  Kellogg Co. ....................................        2,180        119,769
  Kraft Foods, Inc. -- Class A....................       14,870        440,152
  McCormick & Co., Inc. ..........................        1,130         44,714
  Sara Lee Corp. .................................        5,970         84,894
  Tyson Foods, Inc. -- Class A....................        2,610         51,130
                                                                  ------------
TOTAL FOOD PRODUCTS                                                  1,551,460
                                                                  ------------
  GAS UTILITIES 0.2%
  EQT Corp. ......................................        1,230         53,493
  Nicor, Inc. ....................................          390         16,969
  Oneok, Inc. ....................................          900         44,226
  Questar Corp. ..................................        1,500         71,925
                                                                  ------------
TOTAL GAS UTILITIES                                                    186,613
                                                                  ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
  Baxter International, Inc. .....................        5,160        243,655
  Becton, Dickinson & Co. ........................        2,020        154,267
  Boston Scientific Corp.*........................       12,940         89,027
  C.R. Bard, Inc. ................................          820         70,955
  CareFusion Corp.*...............................        1,520         41,922
  Dentsply International, Inc. ...................        1,260         46,166
  Hospira, Inc.*..................................        1,400         75,306
  Intuitive Surgical, Inc.*.......................          330        118,985
  Medtronic, Inc. ................................        9,460        413,307
  St Jude Medical, Inc.*..........................        2,790        113,888
  Stryker Corp. ..................................        2,420        139,005
  Varian Medical Systems, Inc.*...................        1,060         59,763
  Zimmer Holdings, Inc.*..........................        1,820        110,856
                                                                  ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,677,102
                                                                  ------------
  HEALTH CARE PROVIDERS & SERVICES 1.6%
  Aetna, Inc. ....................................        3,690        109,040
  AmerisourceBergen Corp. ........................        2,420         74,657
  Cardinal Health, Inc. ..........................        3,100        107,539
  CIGNA Corp. ....................................        2,350         75,341
  Coventry Health Care, Inc.*.....................        1,270         30,150
  DaVita, Inc.*...................................          880         54,938
  Express Scripts, Inc.*..........................        2,360        236,307
  Humana, Inc.*...................................        1,460         66,751
  Laboratory Corp. of America Holdings*...........          900         70,713
  McKesson Corp. .................................        2,310        149,711
  Medco Health Solutions, Inc.*...................        3,970        233,912
  Patterson Cos., Inc. ...........................          800         25,592
  Quest Diagnostics, Inc. ........................        1,290         73,736
  Tenet Healthcare Corp.*.........................        3,710         23,188
  UnitedHealth Group, Inc. .......................        9,910        300,372
  WellPoint, Inc.*................................        3,800        204,440
                                                                  ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,836,387
                                                                  ------------
  HEALTH CARE TECHNOLOGY 0.0%(A)
  Cerner Corp.*...................................          580         49,248
                                                                  ------------
TOTAL HEALTH CARE TECHNOLOGY                                            49,248
                                                                  ------------
  HOTELS, RESTAURANTS & LEISURE 1.4%
  Carnival Corp. .................................        3,720        155,124
  Darden Restaurants, Inc. .......................        1,200         53,700
  International Game Technology...................        2,540         53,543
  Marriott International, Inc. -- Class A.........        2,180         80,137
  McDonald's Corp. ...............................        9,220        650,840
  Starbucks Corp. ................................        6,370        165,493
  Starwood Hotels & Resorts Worldwide, Inc. ......        1,600         87,216
  Wyndham Worldwide Corp. ........................        1,530         41,019
  Wynn Resorts Ltd. ..............................          590         52,062
  Yum! Brands, Inc. ..............................        4,020        170,528
                                                                  ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  1,509,662
                                                                  ------------
  HOUSEHOLD DURABLES 0.4%
  D.R. Horton, Inc. ..............................        2,370         34,815
  Fortune Brands, Inc. ...........................        1,300         68,146
  Harman International Industries, Inc.*..........          590         23,293
  Leggett & Platt, Inc. ..........................        1,270         31,153
  Lennar Corp. -- Class A.........................        1,390         27,661
  Newell Rubbermaid, Inc. ........................        2,380         40,627
  Pulte Homes, Inc.*..............................        2,720         35,605
  Stanley Black & Decker, Inc. ...................        1,350         83,902
  Whirlpool Corp. ................................          640         69,677
                                                                  ------------
TOTAL HOUSEHOLD DURABLES                                               414,879
                                                                  ------------
  HOUSEHOLD PRODUCTS 2.0%
  Clorox Co. .....................................        1,200         77,640
  Colgate-Palmolive Co. ..........................        4,230        355,743
  Kimberly-Clark Corp. ...........................        3,570        218,698
  Procter & Gamble Co. ...........................       24,880      1,546,541
                                                                  ------------
TOTAL HOUSEHOLD PRODUCTS                                             2,198,622
                                                                  ------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  AES Corp.(The)*.................................        5,730         66,124
  Constellation Energy Group, Inc. ...............        1,720         60,802
  NRG Energy, Inc.*...............................        2,240         54,141
                                                                  ------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                     181,067
                                                                  ------------
  INDUSTRIAL CONGLOMERATES 2.1%
  3M Co. .........................................        6,100        540,887
  General Electric Co. ...........................       91,380      1,723,427
  Textron, Inc. ..................................        2,330         53,217
                                                                  ------------
TOTAL INDUSTRIAL CONGLOMERATES                                       2,317,531
                                                                  ------------
  INSURANCE 3.1%
  AFLAC, Inc. ....................................        4,020        204,859
  Allstate Corp. .................................        4,600        150,282
  American International Group, Inc.*.............        1,160         45,124
  Aon Corp. ......................................        2,290         97,233
  Assurant, Inc. .................................        1,000         36,430
  Berkshire Hathaway, Inc. -- Class B*............       14,170      1,091,090


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17



Rydex 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                        MARKET
                                                         SHARES          VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Chubb Corp. ....................................        2,810       $148,565
  Cincinnati Financial Corp. .....................        1,400         39,760
  Genworth Financial, Inc. -- Class A*............        4,190         69,219
  Hartford Financial Services Group, Inc. ........        3,800        108,566
  Lincoln National Corp. .........................        2,590         79,228
  Loews Corp. ....................................        3,040        113,210
  Marsh & McLennan Cos., Inc. ....................        4,560        110,443
  MetLife, Inc. ..................................        7,020        319,972
  Principal Financial Group, Inc. ................        2,740         80,063
  Progressive Corp. ..............................        5,750        115,517
  Prudential Financial, Inc. .....................        3,980        252,969
  Torchmark Corp. ................................          710         38,013
  Travelers Cos., Inc.(The).......................        4,400        223,256
  Unum Group......................................        2,850         69,740
  XL Capital, Ltd. -- Class A.....................        2,930         52,154
                                                                  ------------
TOTAL INSURANCE                                                      3,445,693
                                                                  ------------
  INTERNET & CATALOG RETAIL 0.5%
  Amazon.com, Inc.*...............................        2,930        401,586
  Expedia, Inc. ..................................        1,810         42,734
  Priceline.com, Inc.*............................          390        102,199
                                                                  ------------
TOTAL INTERNET & CATALOG RETAIL                                        546,519
                                                                  ------------
  INTERNET SOFTWARE & SERVICES 1.4%
  Akamai Technologies, Inc.*......................        1,470         57,080
  eBay, Inc.*.....................................        9,680        230,481
  Google, Inc. -- Class A*........................        2,070      1,087,661
  Monster Worldwide, Inc.*........................        1,080         18,824
  VeriSign, Inc.*.................................        1,570         42,814
  Yahoo!, Inc.*...................................       10,190        168,441
                                                                  ------------
TOTAL INTERNET SOFTWARE & SERVICES                                   1,605,301
                                                                  ------------
  IT SERVICES 1.2%
  Automatic Data Processing, Inc. ................        4,320        187,315
  Cognizant Technology Solutions Corp. --
     Class A*.....................................        2,550        130,509
  Computer Sciences Corp.*........................        1,320         69,155
  Fidelity National Information Services, Inc. ...        2,830         74,401
  Fiserv, Inc.*...................................        1,300         66,417
  Mastercard, Inc. -- Class A.....................          830        205,873
  Paychex, Inc. ..................................        2,750         84,150
  SAIC, Inc.*.....................................        2,610         45,440
  Total System Services, Inc. ....................        1,690         27,057
  Visa, Inc. -- Class A...........................        3,820        344,679
  Western Union Co. ..............................        5,850        106,762
                                                                  ------------
TOTAL IT SERVICES                                                    1,341,758
                                                                  ------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Eastman Kodak Co.*..............................        2,300         14,076
  Hasbro, Inc. ...................................        1,050         40,278
  Mattel, Inc. ...................................        3,110         71,685
                                                                  ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     126,039
                                                                  ------------
  LIFE SCIENCES TOOLS & SERVICES 0.4%
  Life Technologies Corp.*........................        1,550         84,800
  Millipore Corp.*................................          480         50,952
  PerkinElmer, Inc. ..............................        1,010         25,301
  Thermo Fisher Scientific, Inc.*.................        3,510        194,033
  Waters Corp.*...................................          800         57,592
                                                                  ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES                                   412,678
                                                                  ------------
  MACHINERY 1.5%
  Caterpillar, Inc. ..............................        5,350        364,282
  Cummins, Inc. ..................................        1,720        124,236
  Danaher Corp. ..................................        2,240        188,787
  Deere & Co. ....................................        3,630        217,147
  Dover Corp. ....................................        1,600         83,552
  Eaton Corp. ....................................        1,420        109,567
  Flowserve Corp. ................................          480         54,998
  Illinois Tool Works, Inc. ......................        3,310        169,141
  PACCAR, Inc. ...................................        3,120        145,142
  Pall Corp. .....................................        1,010         39,380
  Parker-Hannifin Corp. ..........................        1,380         95,468
  Snap-on, Inc. ..................................          490         23,608
                                                                  ------------
TOTAL MACHINERY                                                      1,615,308
                                                                  ------------
  MEDIA 2.6%
  CBS Corp. -- Class B............................        5,800         94,018
  Comcast Corp. -- Class A........................       24,300        479,682
  DIRECTV -- Class A*.............................        8,010        290,202
  Discovery Communications, Inc. -- Class A*......        2,430         94,041
  Gannett Co., Inc. ..............................        2,030         34,551
  Interpublic Group of Cos., Inc.*................        4,160         37,066
  McGraw-Hill Cos., Inc. .........................        2,700         91,044
  Meredith Corp. .................................          310         11,138
  New York Times Co. -- Class A*..................        1,000          9,920
  News Corp. -- Class A...........................       19,300        297,606
  Omnicom Group, Inc. ............................        2,660        113,476
  Scripps Networks Interactive -- Class A.........          770         34,912
  Time Warner Cable, Inc. ........................        3,020        169,875
  Time Warner, Inc. ..............................        9,850        325,838
  Viacom, Inc. -- Class B*........................        5,200        183,716
  Walt Disney Co.(The)............................       16,610        611,912
  Washington Post Co. -- Class B..................           50         25,358
                                                                  ------------
TOTAL MEDIA                                                          2,904,355
                                                                  ------------
  METALS & MINING 0.9%
  AK Steel Holding Corp. .........................          940         15,745
  Alcoa, Inc. ....................................        8,740        117,465
  Allegheny Technologies, Inc. ...................          840         44,915
  Cliffs Natural Resources, Inc. .................        1,160         72,535
  Freeport-McMoRan Copper & Gold, Inc. ...........        3,690        278,706
  Newmont Mining Corp. ...........................        4,210        236,097
  Nucor Corp. ....................................        2,700        122,364
  Titanium Metals Corp.*..........................          720         11,102
  United States Steel Corp. ......................        1,230         67,232
                                                                  ------------
TOTAL METALS & MINING                                                  966,161
                                                                  ------------
  MULTI-UTILITIES 1.1%
  Ameren Corp. ...................................        2,030         52,699
  CenterPoint Energy, Inc. .......................        3,360         48,250
  CMS Energy Corp. ...............................        1,970         32,032
  Consolidated Edison, Inc. ......................        2,410        108,932
  Dominion Resources, Inc. .......................        5,140        214,852
  DTE Energy Co. .................................        1,410         67,920
  Integrys Energy Group, Inc. ....................          660         32,743
  NiSource, Inc. .................................        2,370         38,631
  PG&E Corp. .....................................        3,180        139,284
  Public Service Enterprise Group, Inc. ..........        4,330        139,123
  SCANA Corp. ....................................          950         37,496
  Sempra Energy...................................        2,120        104,261
  TECO Energy, Inc. ..............................        1,830         30,982


See Notes to Financial Statements.

 18


Rydex 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                        MARKET
                                                         SHARES          VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Wisconsin Energy Corp. .........................        1,000        $52,510
  Xcel Energy, Inc. ..............................        3,910         85,042
                                                                  ------------
TOTAL MULTI-UTILITIES                                                1,184,757
                                                                  ------------
  MULTILINE RETAIL 0.7%
  Big Lots, Inc.*.................................          710         27,122
  Family Dollar Stores, Inc. .....................        1,190         47,076
  J.C. Penney Co., Inc. ..........................        2,020         58,923
  Kohl's Corp.*...................................        2,630        144,624
  Macy's, Inc. ...................................        3,610         83,752
  Nordstrom, Inc. ................................        1,420         58,689
  Sears Holdings Corp.*...........................          420         50,799
  Target Corp. ...................................        6,440        366,243
                                                                  ------------
TOTAL MULTILINE RETAIL                                                 837,228
                                                                  ------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp. ....................................       11,580        126,222
                                                                  ------------
TOTAL OFFICE ELECTRONICS                                               126,222
                                                                  ------------
  OIL, GAS & CONSUMABLE FUELS 7.7%
  Anadarko Petroleum Corp. .......................        4,220        262,315
  Apache Corp. ...................................        2,880        293,069
  Cabot Oil & Gas Corp. ..........................          890         32,156
  Chesapeake Energy Corp. ........................        5,580        132,804
  Chevron Corp. ..................................       17,200      1,400,768
  ConocoPhillips..................................       12,730        753,489
  CONSOL Energy, Inc. ............................        1,880         83,998
  Denbury Resources, Inc.*........................        3,390         64,918
  Devon Energy Corp. .............................        3,830        257,874
  El Paso Corp. ..................................        6,010         72,721
  EOG Resources, Inc. ............................        2,160        242,179
  Exxon Mobil Corp. ..............................       40,440      2,743,854
  Hess Corp. .....................................        2,490        158,239
  Marathon Oil Corp. .............................        6,060        194,829
  Massey Energy Co. ..............................          870         31,868
  Murphy Oil Corp. ...............................        1,640         98,646
  Noble Energy, Inc. .............................        1,490        113,836
  Occidental Petroleum Corp. .....................        6,950        616,187
  Peabody Energy Corp. ...........................        2,300        107,456
  Pioneer Natural Resources Co. ..................          990         63,489
  Range Resources Corp. ..........................        1,360         64,954
  Southwestern Energy Co.*........................        2,960        117,453
  Spectra Energy Corp. ...........................        5,550        129,537
  Sunoco, Inc. ...................................        1,000         32,780
  Tesoro Corp. ...................................        1,200         15,780
  Valero Energy Corp. ............................        4,840        100,624
  Williams Cos., Inc.(The)........................        5,000        118,050
  XTO Energy, Inc. ...............................        5,000        237,600
                                                                  ------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                    8,541,473
                                                                  ------------
  PAPER & FOREST PRODUCTS 0.2%
  International Paper Co. ........................        3,710         99,205
  MeadWestvaco Corp. .............................        1,470         39,940
  Weyerhaeuser Co. ...............................        1,810         89,631
                                                                  ------------
TOTAL PAPER & FOREST PRODUCTS                                          228,776
                                                                  ------------
  PERSONAL PRODUCTS 0.2%
  Avon Products, Inc. ............................        3,660        118,328
  Estee Lauder Cos., Inc -- Class A...............        1,010         66,579
  Mead Johnson Nutrition Co. .....................        1,750         90,317
                                                                  ------------
TOTAL PERSONAL PRODUCTS                                                275,224
                                                                  ------------
  PHARMACEUTICALS 4.8%
  Abbott Laboratories.............................       13,300        680,428
  Allergan, Inc. .................................        2,630        167,505
  Bristol-Myers Squibb Co. .......................       14,680        371,257
  Eli Lilly & Co. ................................        8,690        303,889
  Forest Laboratories, Inc.*......................        2,590         70,603
  Johnson & Johnson, Inc. ........................       23,570      1,515,551
  King Pharmaceuticals, Inc.*.....................        2,130         20,874
  Merck & Co., Inc. ..............................       26,680        934,867
  Mylan, Inc.*....................................        2,630         57,939
  Pfizer, Inc. ...................................       69,120      1,155,687
  Watson Pharmaceuticals, Inc.*...................          910         38,966
                                                                  ------------
TOTAL PHARMACEUTICALS                                                5,317,566
                                                                  ------------
  PROFESSIONAL SERVICES 0.1%
  Dun & Bradstreet Corp. .........................          440         33,867
  Equifax, Inc. ..................................        1,080         36,288
  Robert Half International, Inc. ................        1,270         34,772
                                                                  ------------
TOTAL PROFESSIONAL SERVICES                                            104,927
                                                                  ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.1%
  Apartment Investment & Management Co. --
     Class A......................................        1,000         22,410
  AvalonBay Communities, Inc. ....................          700         72,828
  Boston Properties, Inc. ........................        1,190         93,843
  Equity Residential..............................        2,410        109,101
  HCP, Inc. ......................................        2,520         80,942
  Health Care REIT, Inc. .........................        1,060         47,626
  Host Hotels & Resorts, Inc. ....................        5,590         90,893
  Kimco Realty Corp. .............................        3,470         54,097
  Plum Creek Timber Co., Inc. ....................        1,390         55,322
  ProLogis........................................        4,060         53,470
  Public Storage, Inc. ...........................        1,160        112,416
  Simon Property Group, Inc. .....................        2,480        220,770
  Ventas, Inc. ...................................        1,340         63,288
  Vornado Realty Trust............................        1,350        112,550
                                                                  ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                          1,189,556
                                                                  ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.0%(A)
  CB Richard Ellis Group, Inc. -- Class A*........        2,320         40,182
                                                                  ------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                              40,182
                                                                  ------------
  ROAD & RAIL 0.6%
  CSX Corp. ......................................        3,340        187,207
  Norfolk Southern Corp. .........................        3,170        188,076
  Ryder System, Inc. .............................          460         21,399
  Union Pacific Corp. ............................        4,330        327,608
                                                                  ------------
TOTAL ROAD & RAIL                                                      724,290
                                                                  ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Advanced Micro Devices, Inc.*...................        4,840         43,850
  Altera Corp. ...................................        2,550         64,668
  Analog Devices, Inc. ...........................        2,550         76,321
  Applied Materials, Inc. ........................       11,500        158,470
  Broadcom Corp. -- Class A.......................        3,690        127,268
  Intel Corp. ....................................       47,310      1,080,087
  KLA-Tencor Corp. ...............................        1,470         50,068
  Linear Technology Corp. ........................        1,910         57,415
  LSI Corp.*......................................        5,620         33,832
  MEMC Electronic Materials, Inc.*................        1,950         25,292
  Microchip Technology, Inc. .....................        1,580         46,152
  Micron Technology, Inc.*........................        7,290         68,162
  National Semiconductor Corp. ...................        2,040         30,151
  Novellus Systems, Inc.*.........................          820         21,484


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19



Rydex 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                                                        MARKET
                                                         SHARES          VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  NVIDIA Corp.*...................................        4,750        $74,670
  Teradyne, Inc.*.................................        1,520         18,590
  Texas Instruments, Inc. ........................       10,640        276,746
  Xilinx, Inc. ...................................        2,370         61,099
                                                                  ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                       2,314,325
                                                                  ------------
  SOFTWARE 3.4%
  Adobe Systems, Inc.*............................        4,490        150,819
  Autodesk, Inc.*.................................        1,970         67,000
  BMC Software, Inc.*.............................        1,560         61,402
  CA, Inc. .......................................        3,380         77,098
  Citrix Systems, Inc.*...........................        1,570         73,790
  Compuware Corp.*................................        1,950         16,770
  Electronic Arts, Inc.*..........................        2,800         54,236
  Intuit, Inc.*...................................        2,690         97,270
  McAfee, Inc.*...................................        1,360         47,260
  Microsoft Corp. ................................       65,350      1,995,789
  Novell, Inc.*...................................        2,980         16,718
  Oracle Corp. ...................................       33,480        865,123
  Red Hat, Inc.*..................................        1,620         48,389
  Salesforce.com, Inc.*...........................          940         80,464
  Symantec Corp.*.................................        6,910        115,881
                                                                  ------------
TOTAL SOFTWARE                                                       3,768,009
                                                                  ------------
  SPECIALTY RETAIL 1.8%
  Abercrombie & Fitch Co. -- Class A..............          750         32,798
  AutoNation, Inc.*...............................          770         15,554
  AutoZone, Inc.*.................................          250         46,253
  Bed Bath & Beyond, Inc.*........................        2,240        102,950
  Best Buy Co., Inc. .............................        2,940        134,064
  GameStop Corp. -- Class A*......................        1,310         31,846
  Gap, Inc.(The)..................................        4,080        100,898
  Home Depot, Inc. ...............................       14,560        513,240
  Limited Brands, Inc. ...........................        2,290         61,372
  Lowe's Cos., Inc. ..............................       12,610        341,983
  O'Reilly Automotive, Inc.*......................        1,180         57,690
  Office Depot, Inc.*.............................        2,350         16,121
  RadioShack Corp. ...............................        1,070         23,059
  Ross Stores, Inc. ..............................        1,060         59,360
  Sherwin-Williams Co.(The).......................          790         61,675
  Staples, Inc. ..................................        6,240        146,827
  Tiffany & Co. ..................................        1,070         51,874
  TJX Cos., Inc. .................................        3,590        166,361
  Urban Outfitters, Inc.*.........................        1,110         41,636
                                                                  ------------
TOTAL SPECIALTY RETAIL                                               2,005,561
                                                                  ------------
  TEXTILES, APPAREL & LUXURY GOODS 0.4%
  Coach, Inc. ....................................        2,690        112,308
  NIKE, Inc. -- Class B...........................        3,340        253,539
  Polo Ralph Lauren Corp. ........................          490         44,051
  V.F. Corp. .....................................          760         65,679
                                                                  ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                 475,577
                                                                  ------------
  THRIFTS & MORTGAGE FINANCE 0.1%
  Hudson City Bancorp, Inc. ......................        4,060         53,998
  People's United Financial, Inc. ................        3,180         49,385
                                                                  ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       103,383
                                                                  ------------
  TOBACCO 1.2%
  Altria Group, Inc. .............................       17,820        377,606
  Lorillard, Inc. ................................        1,330        104,232
  Philip Morris International, Inc. ..............       16,110        790,679
  Reynolds American, Inc. ........................        1,450         77,459
                                                                  ------------
TOTAL TOBACCO                                                        1,349,976
                                                                  ------------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  Fastenal Co. ...................................        1,120         61,253
  W.W. Grainger, Inc. ............................          530         58,586
                                                                  ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 119,839
                                                                  ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  American Tower Corp. -- Class A*................        3,450        140,795
  MetroPCS Communications, Inc.*..................        2,240         17,091
  Sprint Nextel Corp.*............................       25,500        108,375
                                                                  ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              266,261
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $73,710,065)                                                91,861,339
                                                                  ------------


                                                           FACE
                                                         AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 6.0%
  State Street Bank & Trust Co., 0.100%, dated
     04/30/10, to be repurchased at $66,551,055 on
     05/03/10 collateralized by $6,735,000 FNMA at
     1.000% due 11/23/11 with a value of
     $6,785,513...................................   $6,651,000     $6,651,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,651,000)                                                  6,651,000
                                                                  ------------
TOTAL INVESTMENTS 88.7%(B)
  (Cost $80,361,065)                                                98,512,339
                                                                  ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--11.3%                        12,608,422
                                                                  ------------
NET ASSETS--100.0%                                                $111,120,761
------------------------------------------------------------------------------


                                                                    UNREALIZED
                                                      CONTRACTS           GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  June 2010 S&P 500 Index E-Mini Futures Contracts
     (Aggregate Market Value of Contracts
     $36,037,575)(b)..............................          609       $931,422
                                                                  ------------


                                                                    UNREALIZED
                                                          UNITS           LOSS
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Goldman Sachs International May 2010 S&P 500
     Index Swap, Terminating 05/21/10 (Notional
     Market Value $94,252,561)**(c)...............       79,425    $(1,900,965)
------------------------------------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (c) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

 20


RYDEX Inverse 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                     FACE        MARKET
                                   AMOUNT         VALUE
-------------------------------------------------------
REPURCHASE AGREEMENTS 67.8%
  State Street Bank & Trust
     Co., 0.100%, dated
     04/30/10, to be
     repurchased at
     $58,930,491 on 05/03/10
     collateralized by
     $59,810,000 FHLB at
     1.050% due 08/18/11
     with a value of
     $60,109,050............  $58,930,000   $58,930,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $58,930,000)                         58,930,000
                                            -----------
TOTAL INVESTMENTS 67.8%(A)
  (Cost $58,930,000)                         58,930,000
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--32.2%                         28,033,753
                                            -----------
NET ASSETS--100.0%                          $86,963,753
-------------------------------------------------------

                                             UNREALIZED
                                CONTRACTS          LOSS
-------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  June 2010 S&P 500 Index E-
     Mini Futures Contracts
     (Aggregate Market Value
     of Contracts
     $33,078,825)(a)........          559     $(541,683)
                                            -----------


                                             UNREALIZED
                                    UNITS          GAIN
-------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     May 2010 S&P 500 Index
     Swap, Terminating
     05/21/10 (Notional
     Market Value
     $107,922,122)*(b)......       90,944    $1,827,062
  Goldman Sachs
     International May 2010
     S&P 500 Index Swap,
     Terminating 05/21/10
     (Notional Market Value
     $32,834,917)*(b).......       27,669       541,970
                                            -----------
(TOTAL NOTIONAL MARKET VALUE
  $140,757,039)                              $2,369,032
-------------------------------------------------------




   * Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FHLB--Federal Home Loan Bank


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21



RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS 82.7%
  AEROSPACE & DEFENSE 0.5%
  Alliant Techsystems,
     Inc.*...................         580       $46,928
  BE Aerospace, Inc.*........       1,810        53,775
                                            -----------
TOTAL AEROSPACE & DEFENSE                       100,703
                                            -----------
  AIRLINES 0.3%
  Airtran Holdings, Inc.*....       2,380        12,566
  Alaska Air Group, Inc.*....         630        26,088
  JetBlue Airways Corp.*.....       3,660        20,460
                                            -----------
TOTAL AIRLINES                                   59,114
                                            -----------
  AUTO COMPONENTS 0.7%
  BorgWarner, Inc.*..........       2,070        89,714
  Gentex Corp. ..............       2,460        52,865
                                            -----------
TOTAL AUTO COMPONENTS                           142,579
                                            -----------
  AUTOMOBILES 0.1%
  Thor Industries, Inc. .....         690        24,640
                                            -----------
TOTAL AUTOMOBILES                                24,640
                                            -----------
  BEVERAGES 0.3%
  Hansen Natural Corp.*......       1,250        55,100
                                            -----------
TOTAL BEVERAGES                                  55,100
                                            -----------
  BIOTECHNOLOGY 1.1%
  OSI Pharmaceuticals,
     Inc.*...................       1,030        60,430
  United Therapeutics
     Corp.*..................         850        48,356
  Vertex Pharmaceuticals,
     Inc.*...................       3,540       137,246
                                            -----------
TOTAL BIOTECHNOLOGY                             246,032
                                            -----------
  BUILDING PRODUCTS 0.2%
  Lennox International,
     Inc. ...................         870        39,376
                                            -----------
TOTAL BUILDING PRODUCTS                          39,376
                                            -----------
  CAPITAL MARKETS 2.0%
  Affiliated Managers Group,
     Inc.*...................         780        65,661
  Apollo Investment Corp. ...       3,380        41,101
  Eaton Vance Corp. .........       2,080        73,299
  Greenhill & Co., Inc. .....         360        31,640
  Jefferies Group, Inc. .....       2,150        58,523
  Raymond James Financial,
     Inc. ...................       1,750        53,620
  SEI Investments Co. .......       2,280        51,209
  Waddell & Reed Financial,
     Inc. -- Class A.........       1,510        56,051
                                            -----------
TOTAL CAPITAL MARKETS                           431,104
                                            -----------
  CHEMICALS 2.8%
  Albemarle Corp. ...........       1,610        73,513
  Ashland, Inc. .............       1,380        82,193
  Cabot Corp. ...............       1,160        37,746
  Cytec Industries, Inc. ....         860        41,332
  Intrepid Potash, Inc.*.....         730        19,170
  Lubrizol Corp. ............       1,210       109,311
  Minerals Technologies,
     Inc. ...................         330        19,041
  NewMarket Corp. ...........         210        23,100
  Olin Corp. ................       1,390        29,190
  RPM International, Inc. ...       2,290        50,563
  Scotts Miracle-Gro
     Co.(The) -- Class A.....         800        38,760
  Sensient Technologies
     Corp. ..................         870        27,431
  Valspar Corp. .............       1,760        55,123
                                            -----------
TOTAL CHEMICALS                                 606,473
                                            -----------
  COMMERCIAL BANKS 3.3%
  Associated Banc-Corp. .....       3,050        44,317
  Bancorpsouth, Inc. ........       1,300        28,782
  Bank of Hawaii Corp. ......         850        44,948
  Cathay General Bancorp.....       1,390        17,194
  City National Corp. .......         770        47,956
  Commerce Bancshares
     Inc/Kansas City MO......       1,290        53,432
  Cullen/Frost Bankers,
     Inc. ...................       1,060        62,922
  FirstMerit Corp. ..........       1,540        36,190
  Fulton Financial Corp. ....       3,500        36,750
  International Bancshares
     Corp. ..................         910        21,995
  PacWest Bancorp............         530        12,725
  Prosperity Bancshares,
     Inc. ...................         820        32,160
  SVB Financial Group*.......         730        35,938
  Synovus Financial Corp. ...      13,190        39,702
  TCF Financial Corp. .......       2,180        40,613
  Trustmark Corp. ...........       1,000        24,480
  Valley National Bancorp....       2,710        44,010
  Webster Financial Corp. ...       1,180        24,450
  Westamerica Bancorp........         520        30,560
  Wilmington Trust Corp. ....       1,560        27,035
                                            -----------
TOTAL COMMERCIAL BANKS                          706,159
                                            -----------
  COMMERCIAL SERVICES & SUPPLIES 1.3%
  Brink's Co.(The)...........         850        22,635
  Clean Harbors, Inc.*.......         400        25,372
  Copart, Inc.*..............       1,190        42,471
  Corrections Corp. of
     America*................       2,050        42,476
  Deluxe Corp. ..............         910        19,083
  Herman Miller, Inc. .......         990        21,008
  HNI Corp. .................         800        24,832
  Mine Safety Appliances
     Co. ....................         530        15,577
  Rollins, Inc. .............         770        16,747
  Waste Connections, Inc.*...       1,390        49,748
                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES            279,949
                                            -----------
  COMMUNICATIONS EQUIPMENT 1.5%
  ADC Telecommunications,
     Inc.*...................       1,710        13,697
  Adtran, Inc. ..............         990        26,502
  Ciena Corp.*...............       1,640        30,324
  CommScope, Inc.*...........       1,670        54,409
  F5 Networks, Inc.*.........       1,410        96,486
  Palm, Inc.*................       2,960        17,168
  Plantronics, Inc. .........         850        28,220
  Polycom, Inc.*.............       1,490        48,499
                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                  315,305
                                            -----------
  COMPUTERS & PERIPHERALS 0.3%
  Diebold, Inc. .............       1,170        36,679
  NCR Corp.*.................       2,810        36,980
                                            -----------
TOTAL COMPUTERS & PERIPHERALS                    73,659
                                            -----------
  CONSTRUCTION & ENGINEERING 1.3%
  Aecom Technology Corp.*....       2,010        60,441
  Granite Construction,
     Inc. ...................         590        19,830
  KBR, Inc. .................       2,840        62,707
  Shaw Group, Inc.(The)*.....       1,480        56,654
  URS Corp.*.................       1,480        75,998
                                            -----------
TOTAL CONSTRUCTION & ENGINEERING                275,630
                                            -----------
  CONSTRUCTION MATERIALS 0.4%
  Martin Marietta Materials,
     Inc. ...................         800        76,704
                                            -----------
TOTAL CONSTRUCTION MATERIALS                     76,704
                                            -----------


See Notes to Financial Statements.

 22


RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  CONSUMER FINANCE 0.2%
  AmeriCredit Corp.*.........       1,700       $40,698
                                            -----------
TOTAL CONSUMER FINANCE                           40,698
                                            -----------
  CONTAINERS & PACKAGING 1.2%
  AptarGroup, Inc. ..........       1,200        51,648
  Greif, Inc. -- Class A.....         610        36,100
  Packaging Corp. of
     America.................       1,820        45,009
  Silgan Holdings, Inc. .....         470        28,355
  Sonoco Products Co. .......       1,770        58,640
  Temple-Inland, Inc. .......       1,900        44,308
                                            -----------
TOTAL CONTAINERS & PACKAGING                    264,060
                                            -----------
  DISTRIBUTORS 0.2%
  LKQ Corp.*.................       2,500        52,650
                                            -----------
TOTAL DISTRIBUTORS                               52,650
                                            -----------
  DIVERSIFIED CONSUMER SERVICES 1.5%
  Brink's Home Security
     Holdings, Inc.*.........         810        33,972
  Career Education Corp.*....       1,200        35,124
  Corinthian Colleges,
     Inc.*...................       1,550        24,211
  ITT Educational Services,
     Inc.*...................         530        53,599
  Matthews International
     Corp. -- Class A........         540        18,900
  Regis Corp. ...............       1,010        19,311
  Service Corp.
     International...........       4,490        40,320
  Sotheby's..................       1,190        39,746
  Strayer Education, Inc. ...         250        60,780
                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES             325,963
                                            -----------
  DIVERSIFIED FINANCIAL SERVICES 0.3%
  MSCI, Inc. -- Class A*.....       1,860        64,449
                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES             64,449
                                            -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
  Cincinnati Bell, Inc.*.....       3,550        11,964
  TW telecom, Inc.*..........       2,650        47,170
                                            -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                       59,134
                                            -----------
  ELECTRIC UTILITIES 1.5%
  Cleco Corp. ...............       1,070        29,318
  DPL, Inc. .................       2,120        59,742
  Great Plains Energy,
     Inc. ...................       2,390        46,199
  Hawaiian Electric
     Industries, Inc. .......       1,630        38,060
  IDACORP, Inc. .............         850        30,668
  NV Energy, Inc. ...........       4,150        51,833
  PNM Resources, Inc. .......       1,530        20,793
  Westar Energy, Inc. .......       1,930        45,722
                                            -----------
TOTAL ELECTRIC UTILITIES                        322,335
                                            -----------
  ELECTRICAL EQUIPMENT 1.1%
  AMETEK, Inc. ..............       1,910        82,608
  Hubbell, Inc. -- Class B...       1,060        49,258
  Regal-Beloit Corp. ........         660        41,758
  Thomas & Betts Corp.*......         930        39,004
  Woodward Governor Co. .....       1,000        32,050
                                            -----------
TOTAL ELECTRICAL EQUIPMENT                      244,678
                                            -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.0%
  Arrow Electronics, Inc.*...       2,120        64,660
  Avnet, Inc.*...............       2,680        85,680
  Ingram Micro, Inc. -- Class
     A*......................       2,890        52,482
  Itron, Inc.*...............         710        56,523
  National Instruments
     Corp. ..................       1,010        34,926
  Tech Data Corp.*...........         900        38,610
  Trimble Navigation, Ltd.*..       2,130        69,672
  Vishay Intertechnology,
     Inc.*...................       3,300        34,353
                                            -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS                                    436,906
                                            -----------
  ENERGY EQUIPMENT & SERVICES 1.9%
  Atwood Oceanics, Inc.*.....       1,000        36,410
  Exterran Holdings, Inc.*...       1,100        32,065
  Helix Energy Solutions
     Group, Inc.*............       1,620        23,620
  Oceaneering International,
     Inc.*...................         970        63,535
  Patterson-UTI Energy,
     Inc. ...................       2,710        41,436
  Pride International,
     Inc.*...................       3,100        94,023
  Superior Energy Services,
     Inc.*...................       1,390        37,613
  Tidewater, Inc. ...........         910        48,785
  Unit Corp.*................         710        33,917
                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES               411,404
                                            -----------
  FOOD & STAPLES RETAILING 0.3%
  BJ's Wholesale Club,
     Inc.*...................         980        37,514
  Ruddick Corp. .............         720        25,445
                                            -----------
TOTAL FOOD & STAPLES RETAILING                   62,959
                                            -----------
  FOOD PRODUCTS 1.2%
  Corn Products
     International, Inc. ....       1,330        47,880
  Flowers Foods, Inc. .......       1,360        35,850
  Green Mountain Coffee
     Roasters, Inc.*.........         620        45,049
  Lancaster Colony Corp. ....         340        18,690
  Ralcorp Holdings, Inc.*....         970        64,553
  Smithfield Foods, Inc.*....       2,500        46,850
  Tootsie Roll Industries,
     Inc. ...................         480        12,768
                                            -----------
TOTAL FOOD PRODUCTS                             271,640
                                            -----------
  GAS UTILITIES 1.5%
  AGL Resources, Inc. .......       1,370        54,129
  Atmos Energy Corp. ........       1,640        48,511
  Energen Corp. .............       1,270        62,065
  National Fuel Gas Co. .....       1,430        74,388
  UGI Corp. .................       1,920        52,781
  WGL Holdings, Inc. ........         890        31,809
                                            -----------
TOTAL GAS UTILITIES                             323,683
                                            -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.3%
  Beckman Coulter, Inc. .....       1,230        76,752
  Edwards Lifesciences
     Corp.*..................       1,000       103,080
  Gen-Probe, Inc.*...........         870        41,230
  Hill-Rom Holdings, Inc. ...       1,110        35,198
  Hologic, Inc.*.............       4,570        81,666
  Idexx Laboratories, Inc.*..       1,030        68,124
  Immucor, Inc.*.............       1,230        26,334
  Kinetic Concepts, Inc.*....       1,100        47,630
  Masimo Corp. ..............         920        21,537
  ResMed, Inc.*..............       1,330        91,012
  STERIS Corp. ..............       1,040        34,611
  Teleflex, Inc. ............         700        42,924
  Thoratec Corp.*............       1,010        45,036
                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          715,134
                                            -----------
  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Community Health Systems,
     Inc.*...................       1,650        67,419
  Health Management
     Associates,
     Inc. -- Class A*........       4,420        41,194
  Health Net, Inc.*..........       1,770        38,975
  Henry Schein, Inc.*........       1,600        96,752
  Kindred Healthcare, Inc.*..         690        12,310


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23



RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  LifePoint Hospitals,
     Inc.*...................         970       $37,035
  Lincare Holdings, Inc.*....       1,160        54,160
  MEDNAX, Inc.*..............         830        45,600
  Omnicare, Inc. ............       2,130        59,193
  Owens & Minor, Inc. .......       1,110        34,909
  Psychiatric Solutions,
     Inc.*...................         990        31,848
  Universal Health Services,
     Inc. -- Class B.........       1,710        63,475
  VCA Antech, Inc.*..........       1,510        42,975
  WellCare Health Plans,
     Inc.*...................         750        21,473
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES          647,318
                                            -----------
  HOTELS, RESTAURANTS & LEISURE 2.0%
  Bally Technologies, Inc.*..         980        45,198
  Bob Evans Farms, Inc. .....         540        16,702
  Boyd Gaming Corp.*.........         970        12,319
  Brinker International,
     Inc. ...................       1,810        33,521
  Burger King Holdings,
     Inc. ...................       1,630        34,393
  Cheesecake Factory,
     Inc.(The)*..............       1,070        29,072
  Chipotle Mexican Grill,
     Inc. -- Class A*........         560        75,550
  International Speedway
     Corp. -- Class A........         540        16,502
  Life Time Fitness, Inc.*...         730        26,835
  Panera Bread Co. --
     Class A*................         560        43,646
  Scientific Games
     Corp. -- Class A*.......       1,150        16,916
  Wendy's/Arby's Group,
     Inc. -- Class A.........       6,120        32,497
  WMS Industries, Inc.*......         930        46,519
                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE             429,670
                                            -----------
  HOUSEHOLD DURABLES 1.6%
  American Greetings
     Corp. -- Class A........         700        17,192
  KB HOME....................       1,310        24,274
  MDC Holdings, Inc. ........         670        25,661
  Mohawk Industries, Inc.*...         990        63,102
  NVR, Inc.*.................         110        78,985
  Ryland Group, Inc. ........         770        17,541
  Toll Brothers, Inc.*.......       2,480        55,974
  Tupperware Brands Corp. ...       1,110        56,688
                                            -----------
TOTAL HOUSEHOLD DURABLES                        339,417
                                            -----------
  HOUSEHOLD PRODUCTS 0.7%
  Church & Dwight Co.,
     Inc. ...................       1,250        86,563
  Energizer Holdings, Inc.*..       1,230        75,153
                                            -----------
TOTAL HOUSEHOLD PRODUCTS                        161,716
                                            -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  Dynegy, Inc. -- Class A*...       8,920        11,864
                                            -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                 11,864
                                            -----------
  INDUSTRIAL CONGLOMERATES 0.2%
  Carlisle Cos., Inc. .......       1,060        39,994
                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                   39,994
                                            -----------
  INSURANCE 3.7%
  American Financial Group,
     Inc. ...................       1,350        39,730
  Arthur J. Gallagher &
     Co. ....................       1,810        47,549
  Brown & Brown, Inc. .......       2,080        41,891
  Everest Re Group, Ltd. ....       1,050        80,482
  Fidelity National
     Financial, Inc. --
     Class A.................       4,070        61,783
  First American Corp. ......       1,830        63,263
  Hanover Insurance Group,
     Inc.(The)...............         790        35,589
  HCC Insurance Holdings,
     Inc. ...................       2,030        55,196
  Horace Mann Educators
     Corp. ..................         690        11,875
  Mercury General Corp. .....         630        28,344
  Old Republic International
     Corp. ..................       4,250        63,792
  Protective Life Corp. .....       1,510        36,346
  Reinsurance Group of
     America, Inc. ..........       1,290        66,603
  StanCorp Financial Group,
     Inc. ...................         830        37,317
  Transatlantic Holdings,
     Inc. ...................       1,140        56,692
  Unitrin, Inc. .............         880        25,740
  W.R. Berkley Corp. ........       2,270        61,290
                                            -----------
TOTAL INSURANCE                                 813,482
                                            -----------
  INTERNET & CATALOG RETAIL 0.3%
  NetFlix, Inc.*.............         750        74,078
                                            -----------
TOTAL INTERNET & CATALOG RETAIL                  74,078
                                            -----------
  INTERNET SOFTWARE & SERVICES 0.7%
  AOL, Inc.*.................       1,880        43,917
  Digital River, Inc.*.......         680        18,999
  Equinix, Inc.*.............         790        79,514
  ValueClick, Inc.*..........       1,480        15,214
                                            -----------
TOTAL INTERNET SOFTWARE & SERVICES              157,644
                                            -----------
  IT SERVICES 2.2%
  Acxiom Corp.*..............       1,400        26,712
  Alliance Data Systems
     Corp.*..................         930        69,806
  Broadridge Financial
     Solutions, Inc. ........       2,380        56,668
  Convergys Corp.*...........       2,180        27,555
  DST Systems, Inc. .........         680        28,866
  Gartner, Inc.*.............       1,070        25,766
  Global Payments, Inc. .....       1,440        61,646
  Hewitt Associates,
     Inc. -- Class A*........       1,480        60,665
  Lender Processing Services,
     Inc. ...................       1,690        63,797
  Mantech International
     Corp. -- Class A*.......         390        17,562
  NeuStar, Inc. -- Class A*..       1,320        32,300
  SRA International,
     Inc. -- Class A*........         760        17,541
                                            -----------
TOTAL IT SERVICES                               488,884
                                            -----------
  LIFE SCIENCES TOOLS & SERVICES 1.6%
  Affymetrix, Inc.*..........       1,250         8,675
  Bio-Rad Laboratories,
     Inc. -- Class A*........         340        37,975
  Charles River Laboratories
     International, Inc.*....       1,160        38,837
  Covance, Inc.*.............       1,130        64,568
  Mettler Toledo
     International, Inc.*....         600        75,288
  Pharmaceutical Product
     Development, Inc. ......       2,090        57,475
  Techne Corp. ..............         660        43,725
  Varian, Inc.*..............         510        26,413
                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES            352,956
                                            -----------
  MACHINERY 4.6%
  AGCO Corp.*................       1,630        57,083
  Bucyrus International,
     Inc. -- Class A.........       1,430        90,104
  Crane Co. .................         830        29,830
  Donaldson Co., Inc. .......       1,370        63,431
  Federal Signal Corp. ......         860         6,932
  Graco, Inc. ...............       1,060        36,761
  Harsco Corp. ..............       1,420        43,963
  IDEX Corp. ................       1,430        48,048
  Joy Global, Inc. ..........       1,820       103,394
  Kennametal, Inc. ..........       1,440        47,318
  Lincoln Electric Holdings,
     Inc. ...................         750        44,955
  Nordson Corp. .............         600        43,092
  Oshkosh Corp.*.............       1,580        61,020
  Pentair, Inc. .............       1,740        62,919


See Notes to Financial Statements.

 24


RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  SPX Corp. .................         880       $61,494
  Terex Corp.*...............       1,910        50,653
  Timken Co. ................       1,400        49,252
  Trinity Industries, Inc. ..       1,400        34,846
  Valmont Industries, Inc. ..         350        29,152
  Wabtec Corp. ..............         840        39,967
                                            -----------
TOTAL MACHINERY                               1,004,214
                                            -----------
  MARINE 0.3%
  Alexander & Baldwin,
     Inc. ...................         730        25,973
  Kirby Corp.*...............         950        39,976
                                            -----------
TOTAL MARINE                                     65,949
                                            -----------
  MEDIA 0.7%
  DreamWorks Animation SKG,
     Inc. -- Class A*........       1,340        53,185
  Harte-Hanks, Inc. .........         670         9,648
  John Wiley & Sons,
     Inc. -- Class A.........         760        32,125
  Lamar Advertising
     Co. -- Class A*.........         940        34,987
  Scholastic Corp. ..........         450        12,154
                                            -----------
TOTAL MEDIA                                     142,099
                                            -----------
  METALS & MINING 0.9%
  Carpenter Technology
     Corp. ..................         780        30,631
  Commercial Metals Co. .....       2,000        29,760
  Reliance Steel & Aluminum
     Co. ....................       1,130        55,155
  Steel Dynamics, Inc. ......       3,820        60,012
  Worthington Industries,
     Inc. ...................       1,080        17,248
                                            -----------
TOTAL METALS & MINING                           192,806
                                            -----------
  MULTI-UTILITIES 1.5%
  Alliant Energy Corp. ......       1,960        67,032
  Black Hills Corp. .........         690        22,694
  MDU Resources Group,
     Inc. ...................       3,320        70,384
  NSTAR......................       1,890        69,174
  OGE Energy Corp. ..........       1,720        71,174
  Vectren Corp. .............       1,430        35,764
                                            -----------
TOTAL MULTI-UTILITIES                           336,222
                                            -----------
  MULTILINE RETAIL 0.6%
  99 Cents Only Stores*......         810        12,571
  Dollar Tree, Inc.*.........       1,560        94,723
  Saks, Inc.*................       2,820        27,495
                                            -----------
TOTAL MULTILINE RETAIL                          134,789
                                            -----------
  OFFICE ELECTRONICS 0.1%
  Zebra Technologies
     Corp. -- Class A*.......       1,040        30,212
                                            -----------
TOTAL OFFICE ELECTRONICS                         30,212
                                            -----------
  OIL, GAS & CONSUMABLE FUELS 3.2%
  Arch Coal, Inc. ...........       2,870        77,490
  Bill Barrett Corp.*........         680        23,174
  Cimarex Energy Co. ........       1,480       100,758
  Comstock Resources, Inc.*..         830        26,610
  Forest Oil Corp.*..........       1,990        58,307
  Frontier Oil Corp. ........       1,850        28,120
  Mariner Energy, Inc.*......       1,800        42,984
  Newfield Exploration Co.*..       2,350       136,747
  Overseas Shipholding Group,
     Inc. ...................         470        23,528
  Patriot Coal Corp.*........       1,330        26,188
  Plains Exploration &
     Production Co.*.........       2,460        72,103
  Quicksilver Resources,
     Inc.*...................       2,090        28,988
  Southern Union Co. ........       2,200        57,486
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS               702,483
                                            -----------
  PAPER & FOREST PRODUCTS 0.1%
  Louisiana-Pacific Corp.*...       2,240        26,342
                                            -----------
TOTAL PAPER & FOREST PRODUCTS                    26,342
                                            -----------
  PERSONAL PRODUCTS 0.4%
  Alberto-Culver Co. ........       1,510        43,488
  NBTY, Inc.*................       1,120        45,562
                                            -----------
TOTAL PERSONAL PRODUCTS                          89,050
                                            -----------
  PHARMACEUTICALS 1.0%
  Endo Pharmaceuticals
     Holdings, Inc.*.........       2,070        45,333
  Medicis Pharmaceutical
     Corp. -- Class A........       1,020        25,888
  Perrigo Co. ...............       1,420        86,662
  Valeant Pharmaceuticals
     International*..........       1,140        51,300
                                            -----------
TOTAL PHARMACEUTICALS                           209,183
                                            -----------
  PROFESSIONAL SERVICES 0.9%
  Corporate Executive Board
     Co.(The)................         600        16,476
  FTI Consulting, Inc.*......         820        33,727
  Korn/Ferry International*..         810        13,130
  Manpower, Inc. ............       1,450        81,345
  Navigant Consulting,
     Inc.*...................         880        11,334
  Towers Watson & Co.-
     Class A.................         750        36,000
                                            -----------
TOTAL PROFESSIONAL SERVICES                     192,012
                                            -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 6.3%
  Alexandria Real Estate
     Equities, Inc. .........         780        55,232
  AMB Property Corp. ........       2,920        81,351
  BRE Properties, Inc. ......       1,100        45,936
  Camden Property Trust......       1,130        54,726
  Corporate Office Properties
     Trust...................       1,030        41,664
  Cousins Properties, Inc. ..       1,780        14,347
  Duke Realty Corp. .........       3,960        53,579
  Equity One, Inc. ..........         620        12,034
  Essex Property Trust,
     Inc. ...................         510        53,968
  Federal Realty Investment
     Trust...................       1,080        83,581
  Highwoods Properties,
     Inc. ...................       1,260        40,282
  Hospitality Properties
     Trust...................       2,180        57,748
  Liberty Property Trust.....       1,990        67,282
  Macerich Co.(The)..........       2,260       101,045
  Mack-Cali Realty Corp. ....       1,400        48,104
  Nationwide Health
     Properties, Inc. .......       2,080        72,842
  Omega Healthcare Investors,
     Inc. ...................       1,570        31,431
  Potlatch Corp. ............         700        26,222
  Rayonier, Inc. ............       1,410        69,062
  Realty Income Corp. .......       1,850        60,661
  Regency Centers Corp. .....       1,440        59,112
  Senior Housing Properties
     Trust...................       2,250        50,580
  SL Green Realty Corp. .....       1,380        85,795
  UDR, Inc. .................       2,750        55,852
  Weingarten Realty
     Investors...............       1,850        42,772
                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     1,365,208
                                            -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.3%
  Jones Lang LaSalle, Inc. ..         740        58,371
                                            -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                    58,371
                                            -----------


  ROAD & RAIL 1.0%
  Con-way, Inc. .............         870        33,791
  J.B. Hunt Transport
     Services, Inc. .........       1,550        57,133
  Kansas City Southern*......       1,800        72,990


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25



RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Landstar System, Inc. .....         890       $39,356
  Werner Enterprises, Inc. ..         780        17,487
                                            -----------
TOTAL ROAD & RAIL                               220,757
                                            -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Atmel Corp.*...............       8,050        43,792
  Cree, Inc.*................       1,880       137,635
  Fairchild Semiconductor
     International, Inc.*....       2,200        24,684
  Integrated Device
     Technology, Inc.*.......       2,930        19,367
  International Rectifier
     Corp.*..................       1,260        29,005
  Intersil Corp. -- Class A..       2,170        32,290
  Lam Research Corp.*........       2,260        91,643
  RF Micro Devices, Inc.*....       4,740        26,639
  Semtech Corp.*.............       1,090        19,784
  Silicon Laboratories,
     Inc.*...................         810        39,163
                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     464,002
                                            -----------
  SOFTWARE 3.0%
  ACI Worldwide, Inc.*.......         600        11,274
  Advent Software, Inc.*.....         280        12,650
  Ansys, Inc.*...............       1,590        71,550
  Cadence Design Systems,
     Inc.*...................       4,750        35,435
  Factset Research Systems,
     Inc. ...................         740        55,663
  Fair Isaac Corp. ..........         820        17,269
  Informatica Corp.*.........       1,600        40,016
  Jack Henry & Associates,
     Inc. ...................       1,490        38,025
  Mentor Graphics Corp.*.....       1,840        16,542
  MICROS Systems, Inc.*......       1,410        52,396
  Parametric Technology
     Corp.*..................       2,070        38,481
  Quest Software, Inc.*......       1,110        19,458
  Rovi Corp.*................       1,840        71,723
  Solera Holdings, Inc. .....       1,230        47,810
  Sybase, Inc.*..............       1,460        63,335
  Synopsys, Inc.*............       2,590        58,819
                                            -----------
TOTAL SOFTWARE                                  650,446
                                            -----------
  SPECIALTY RETAIL 3.7%
  Aaron's, Inc. .............       1,440        32,501
  Advance Auto Parts, Inc. ..       1,630        73,513
  Aeropostale, Inc.*.........       1,750        50,820
  American Eagle Outfitters,
     Inc. ...................       3,670        61,693
  AnnTaylor Stores Corp.*....       1,040        22,568
  Barnes & Noble, Inc. ......         700        15,428
  CarMax, Inc.*..............       3,940        96,806
  Chico's FAS, Inc. .........       3,150        46,903
  Coldwater Creek, Inc.*.....       1,020         7,222
  Collective Brands, Inc.*...       1,130        26,499
  Dick's Sporting Goods,
     Inc.*...................       1,580        45,994
  Dress Barn, Inc.(The)*.....       1,050        29,064
  Foot Locker, Inc. .........       2,770        42,519
  Guess?, Inc. ..............       1,030        47,246
  J. Crew Group, Inc.*.......         990        46,005
  PetSmart, Inc. ............       2,180        72,093
  Rent-A-Center, Inc.*.......       1,160        29,951
  Williams-Sonoma, Inc. .....       1,880        54,144
                                            -----------
TOTAL SPECIALTY RETAIL                          800,969
                                            -----------
  TEXTILES, APPAREL & LUXURY GOODS 1.0%
  Fossil, Inc.*..............         850        33,065
  Hanesbrands, Inc.*.........       1,690        48,114
  Phillips-Van Heusen
     Corp. ..................       1,000        63,010
  Timberland Co. -- Class
     A*......................         770        16,555
  Under Armour, Inc. --
     Class A*................         670        22,613
  Warnaco Group, Inc.*.......         810        38,750
                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          222,107
                                            -----------
  THRIFTS & MORTGAGE FINANCE 1.2%
  Astoria Financial Corp. ...       1,450        23,403
  First Niagara Financial
     Group, Inc. ............       3,690        51,291
  New York Community Bancorp,
     Inc. ...................       7,660       126,160
  NewAlliance Bancshares,
     Inc. ...................       1,870        24,366
  Washington Federal, Inc. ..       1,990        40,935
                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                266,155
                                            -----------
  TOBACCO 0.1%
  Universal Corp. ...........         430        22,265
                                            -----------
TOTAL TOBACCO                                    22,265
                                            -----------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  GATX Corp. ................         810        26,438
  MSC Industrial Direct
     Co. -- Class A..........         780        42,502
  United Rentals, Inc.*......       1,060        15,222
                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS           84,162
                                            -----------
  WATER UTILITIES 0.2%
  Aqua America, Inc. ........       2,410        44,175
                                            -----------
TOTAL WATER UTILITIES                            44,175
                                            -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Syniverse Holdings, Inc.*..       1,230        24,698
  Telephone & Data Systems,
     Inc. ...................       1,630        56,496
                                            -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES        81,194
                                            -----------
TOTAL COMMON STOCKS
  (Cost $12,262,140)                         17,950,415
-------------------------------------------------------


                                     FACE
                                   AMOUNT
-------------------------------------------------------
REPURCHASE AGREEMENTS 7.2%
  State Street Bank & Trust
     Co., 0.100%, dated
     04/30/10, to be
     repurchased at
     $1,557,013 on 05/03/10
     collateralized by
     $1,580,000 FNMA at
     1.000% due 11/23/11 with
     a value of $1,591,850...  $1,557,000    $1,557,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,557,000)                           1,557,000
                                            -----------
TOTAL INVESTMENTS 89.9%(A)
  (Cost $13,819,140)                         19,507,415
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--10.1%                          2,201,605
                                            -----------
NET ASSETS--100.0%                          $21,709,020
-------------------------------------------------------


                                             UNREALIZED
                                CONTRACTS          GAIN
-------------------------------------------------------

FUTURES CONTRACTS PURCHASED
  June 2010 S&P MidCap 400
     Index E-Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $8,944,540)(a)..........         109      $413,976
                                            -----------




See Notes to Financial Statements.

 26


RYDEX 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                             UNREALIZED
                                    UNITS          LOSS
-------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     May 2010 S&P MidCap 400
     Index Swap, Terminating
     05/21/10 (Notional
     Market Value
     $9,734,668)**(b)........      11,827     $(195,034)
  Goldman Sachs International
     May 2010 S&P MidCap 400
     Index Swap, Terminating
     05/21/10 (Notional
     Market Value
     $6,884,115)**(b)........       8,364      (192,290)
                                            -----------
(TOTAL NOTIONAL MARKET VALUE $16,618,783)     $(387,324)
-------------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27



RYDEX Inverse 2x S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS 64.2%
  State Street Bank & Trust
     Co., 0.100%, dated
     04/30/10, to be
     repurchased at
     $2,199,018 on 05/03/10
     collateralized by
     $2,230,000 FNMA at
     1.000% due 11/23/11 with
     a value of $2,246,725...  $2,199,000   $2,199,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,199,000)                          2,199,000
                                            ----------
TOTAL INVESTMENTS 64.2%(A)
  (Cost $2,199,000)                          2,199,000
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--35.8%                         1,224,270
NET ASSETS--100.0%                          $3,423,270
------------------------------------------------------


                                            UNREALIZED
                                CONTRACTS         LOSS
------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  June 2010 S&P MidCap 400
     Index E-Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $1,148,840)(a)..........          14     $(21,282)
                                            ----------


                                            UNREALIZED
                                    UNITS         GAIN
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     May 2010 S&P MidCap 400
     Index Swap, Terminating
     05/21/10 (Notional
     Market Value
     $4,116,115)*(b).........       5,001      $74,453
  Goldman Sachs International
     May 2010
     S&P MidCap 400 Index
     Swap, Terminating
     05/21/10 (Notional
     Market Value
     $1,542,497)*(b).........       1,874       43,083
                                            ----------
(TOTAL NOTIONAL MARKET VALUE
  $5,658,612)                                 $117,536
------------------------------------------------------




   * Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.


See Notes to Financial Statements.

 28


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS 82.6%
  AEROSPACE & DEFENSE 1.5%
  AAR Corp.*.................         910       $22,186
  Aerovironment, Inc.*.......         310         8,116
  American Science &
     Engineering, Inc. ......         210        15,782
  Applied Signal Technology,
     Inc. ...................         300         5,607
  Argon ST, Inc.*............         320         8,320
  Ascent Solar Technologies,
     Inc.*...................         440         1,676
  Astronics Corp.*...........         220         3,181
  Ceradyne, Inc.*............         600        13,320
  Cubic Corp. ...............         370        13,805
  Curtiss-Wright Corp. ......       1,059        37,775
  DigitalGlobe, Inc.*........         350         9,296
  Ducommun, Inc. ............         240         5,494
  DynCorp International,
     Inc. -- Class A*........         580         9,976
  Esterline Technologies
     Corp.*..................         700        39,046
  GenCorp, Inc.*.............       1,179         7,333
  GeoEye, Inc.*..............         489        13,937
  Global Defense Technology &
     Systems, Inc.*..........         110         1,554
  HEICO Corp. ...............         675        29,072
  Herley Industries, Inc.*...         320         4,688
  Hexcel Corp.*..............       2,259        36,596
  Ladish Co., Inc.*..........         370        10,171
  LMI Aerospace, Inc.*.......         200         3,452
  Moog, Inc. -- Class A*.....       1,060        39,400
  Orbital Sciences Corp.*....       1,319        24,243
  Stanley, Inc.*.............         270         8,540
  Taser International,
     Inc.*...................       1,449         6,854
  Teledyne Technologies,
     Inc.*...................         840        36,624
  Todd Shipyards Corp. ......         140         2,223
  Triumph Group, Inc. .......         390        30,248
                                            -----------
TOTAL AEROSPACE & DEFENSE                       448,515
                                            -----------
  AIR FREIGHT & LOGISTICS 0.3%
  Air Transport Services
     Group, Inc.*............       1,299         7,144
  Atlas Air Worldwide
     Holdings, Inc.*.........         490        27,082
  Dynamex, Inc.*.............         230         4,069
  Forward Air Corp. .........         680        19,054
  HUB Group, Inc. --
     Class A*................         870        27,849
  Pacer International,
     Inc.*...................         820         5,445
                                            -----------
TOTAL AIR FREIGHT & LOGISTICS                    90,643
                                            -----------
  AIRLINES 0.8%
  Airtran Holdings, Inc.*....       3,148        16,621
  Alaska Air Group, Inc.*....         850        35,199
  Allegiant Travel Co.*......         360        18,515
  Hawaiian Holdings, Inc.*...       1,209         8,584
  JetBlue Airways Corp.*.....       5,937        33,188
  Republic Airways Holdings,
     Inc.*...................         810         5,071
  SkyWest, Inc. .............       1,299        19,459
  UAL Corp.*.................       3,918        84,550
  US Airways Group, Inc.*....       3,778        26,710
                                            -----------
TOTAL AIRLINES                                  247,897
                                            -----------
  AUTO COMPONENTS 0.8%
  American Axle &
     Manufacturing Holdings,
     Inc.*...................       1,309        14,085
  Amerigon, Inc.*............         500         4,905
  ArvinMeritor, Inc.*........       2,202        33,735
  China Automotive Systems,
     Inc.*...................         100         2,224
  Cooper Tire & Rubber Co. ..       1,379        29,262
  Dana Holding Corp.*........       3,268        43,660
  Dorman Products, Inc.*.....         270         6,845
  Drew Industries, Inc.*.....         430        11,030
  Exide Technologies*........       1,179         7,003
  Fuel Systems Solutions,
     Inc.*...................         320        10,070
  Hawk Corp. -- Class A*.....         130         3,008
  Modine Manufacturing Co.*..       1,099        15,397
  Raser Technologies, Inc.*..       1,529         1,233
  Spartan Motors, Inc. ......         760         4,689
  Standard Motor Products,
     Inc. ...................         430         4,584
  Stoneridge, Inc.*..........         350         3,777
  Superior Industries
     International, Inc. ....         540         9,104
  Tenneco, Inc.*.............       1,389        35,795
  Wonder Auto Technolgy,
     Inc.*...................         420         4,859
                                            -----------
TOTAL AUTO COMPONENTS                           245,265
                                            -----------
  AUTOMOBILES 0.0%(A)
  Winnebago Industries,
     Inc.*...................         680        11,308
                                            -----------
TOTAL AUTOMOBILES                                11,308
                                            -----------
  BEVERAGES 0.1%
  Boston Beer Co.,
     Inc. -- Class A*........         210        11,972
  Coca-Cola Bottling Co.
     Consolidated............         100         5,508
  Heckmann Corp.*............       2,079        12,474
  National Beverage Corp. ...         250         2,900
                                            -----------
TOTAL BEVERAGES                                  32,854
                                            -----------
  BIOTECHNOLOGY 3.2%
  Acorda Therapeutics,
     Inc.*...................         890        34,488
  Affymax, Inc.*.............         410         9,774
  Alkermes, Inc.*............       2,219        29,069
  Allos Therapeutics, Inc.*..       1,689        13,343
  Alnylam Pharmaceuticals,
     Inc.*...................         840        14,246
  AMAG Pharmaceuticals,
     Inc.*...................         490        16,734
  Amicus Therapeutics,
     Inc.*...................         429         1,394
  Arena Pharmaceuticals,
     Inc.*...................       2,366         7,690
  Ariad Pharmaceuticals,
     Inc.*...................       2,549         8,972
  ArQule, Inc.*..............         970         6,179
  Array BioPharma, Inc.*.....       1,189         4,399
  AVI BioPharma, Inc.*.......       2,249         2,991
  BioCryst Pharmaceuticals,
     Inc.*...................         570         4,332
  Biospecifics Technologies
     Corp.*..................          90         2,848
  Cardium Therapeutics,
     Inc.*...................       1,503           872
  Celera Corp.*..............       1,919        14,335
  Cell Therapeutics, Inc.*...      13,463         8,313
  Celldex Therapeutics Inc*..         590         4,820
  Cepheid, Inc.*.............       1,359        27,166
  Chelsea Therapeutics
     International, Ltd.*....         738         2,959
  Clinical Data, Inc.*.......         310         5,791
  Cubist Pharmaceuticals,
     Inc.*...................       1,349        30,245
  Curis, Inc.*...............       1,729         5,706
  Cytokinetics, Inc.*........       1,020         3,284
  Cytori Therapeutics,
     Inc.*...................         690         3,892
  Dyax Corp.*................       1,679         5,877
  Emergent Biosolutions,
     Inc.*...................         380         6,186
  Enzon Pharmaceuticals,
     Inc.*...................       1,385        14,653
  Exelixis, Inc.*............       2,499        14,444
  Genomic Health, Inc.*......         330         5,287
  Geron Corp.*...............       2,276        13,269
  GTx, Inc.*.................         450         1,476
  Halozyme Therapeutics,
     Inc.*...................       1,589        13,538
  Hemispherx Biopharma,
     Inc.*...................       2,898         2,217
  Human Genome Sciences,
     Inc.*...................       4,288       118,735
  Idenix Pharmaceuticals,
     Inc.*...................         730         3,373
  Idera Pharmaceuticals,
     Inc.*...................         510         3,193
  Immunogen, Inc.*...........       1,339        13,270
  Immunomedics, Inc.*........       1,529         5,352
  Incyte Corp.*..............       2,039        27,363


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Infinity Pharmaceuticals,
     Inc.*...................         420        $2,898
  Insmed, Inc.*..............       2,929         3,105
  InterMune, Inc.*...........       1,040        44,262
  Ironwood Pharmaceuticals,
     Inc.*...................         450         5,814
  Isis Pharmaceuticals,
     Inc.*...................       2,179        23,424
  Lexicon Pharmaceuticals,
     Inc.*...................       3,730         6,005
  Ligand Pharmaceuticals,
     Inc. -- Class B*........       2,659         4,893
  MannKind Corp.*............       1,349         9,376
  Martek Biosciences Corp.*..         780        17,183
  Maxygen, Inc.*.............         570         3,654
  Medivation, Inc.*..........         670         7,477
  Metabolix, Inc.*...........         520         6,484
  Micromet, Inc.*............       1,576        12,009
  Molecular Insight
     Pharmaceuticals, Inc.*..         400           884
  Momenta Pharmaceuticals,
     Inc.*...................         920        12,770
  Myriad Pharmaceuticals,
     Inc.*...................         560         2,750
  Nabi Biopharmaceuticals*...       1,160         6,519
  Nanosphere, Inc.*..........         300         1,890
  Neurocrine Biosciences,
     Inc.*...................       1,097         3,521
  NeurogesX, Inc.*...........         240         2,400
  Novavax, Inc.*.............       1,679         4,752
  NPS Pharmaceuticals,
     Inc.*...................       1,109         7,730
  Omeros Corp.*..............         160           944
  OncoGenex Pharmaceutical,
     Inc.*...................         100         2,200
  Onyx Pharmaceuticals,
     Inc.*...................       1,449        41,833
  Opko Health, Inc.*.........       1,020         2,203
  Orexigen Therapeutics,
     Inc.*...................         620         4,204
  Osiris Therapeutics,
     Inc.*...................         390         2,913
  OXiGENE, Inc.*.............         860           920
  PDL BioPharma, Inc. .......       2,799        16,290
  Pharmasset, Inc.*..........         530        17,172
  Poniard Pharmaceuticals,
     Inc.*...................         650           832
  Progenics Pharmaceuticals,
     Inc.*...................         630         4,057
  Protalix BioTherapeutics,
     Inc.*...................         859         5,815
  Regeneron Pharmaceuticals,
     Inc.*...................       1,479        37,759
  Repligen Corp.*............         720         2,527
  Rigel Pharmaceuticals,
     Inc.*...................       1,169         9,083
  Sangamo Biosciences,
     Inc.*...................       1,039         6,400
  Savient Pharmaceuticals,
     Inc.*...................       1,559        22,606
  SciClone Pharmaceuticals,
     Inc.*...................         840         3,511
  Seattle Genetics, Inc.*....       1,949        24,557
  SIGA Technologies, Inc.*...         710         4,878
  Spectrum Pharmaceuticals,
     Inc.*...................       1,010         5,212
  StemCells, Inc.*...........       2,769         3,184
  Synta Pharmaceuticals
     Corp.*..................         459         1,864
  Theravance, Inc.*..........       1,634        27,402
  Vanda Pharmaceuticals,
     Inc.*...................         620         5,189
  Vical, Inc.*...............       1,078         3,902
  Zymogenetics, Inc.*........       1,089         6,469
                                            -----------
TOTAL BIOTECHNOLOGY                             965,801
                                            -----------
  BUILDING PRODUCTS 0.5%
  AAON, Inc. ................         290         7,001
  American Woodmark Corp. ...         240         5,546
  Ameron International
     Corp. ..................         220        15,266
  Apogee Enterprises, Inc. ..         650         8,931
  Builders FirstSource,
     Inc.*...................         990         3,772
  Gibraltar Industries,
     Inc.*...................         630         9,462
  Griffon Corp.*.............       1,019        14,368
  Insteel Industries, Inc. ..         410         5,027
  NCI Building Systems,
     Inc.*...................         420         5,788
  Quanex Building Products
     Corp. ..................         880        16,720
  Simpson Manufacturing Co.,
     Inc. ...................         890        30,251
  Trex Co., Inc.*............         360         8,816
  Universal Forest Products,
     Inc. ...................         450        18,922
                                            -----------
TOTAL BUILDING PRODUCTS                         149,870
                                            -----------
  CAPITAL MARKETS 2.2%
  American Capital, Ltd.*....       6,557        40,260
  Apollo Investment Corp. ...       4,129        50,209
  Ares Capital Corp. ........       4,429        70,244
  Artio Global Investors,
     Inc. ...................         650        14,872
  BGC Partners, Inc. --
     Class A.................       1,089         7,100
  BlackRock Kelso Capital
     Corp. ..................         290         3,077
  Broadpoint Gleacher
     Securities, Inc.*.......       1,289         5,517
  Calamos Asset Management,
     Inc. -- Class A.........         460         5,727
  Capital Southwest Corp. ...          70         6,583
  Cohen & Steers, Inc. ......         400        10,828
  Cowen Group, Inc. --
     Class A*................         500         2,700
  Diamond Hill Investment
     Group, Inc. ............          60         4,682
  Duff & Phelps
     Corp. -- Class A........         380         5,966
  E*TRADE Financial Corp.*...      36,892        61,979
  Epoch Holding Corp. .......         300         3,876
  Evercore Partners,
     Inc. -- Class A.........         340        12,186
  FBR Capital Markets
     Corp.*..................         420         1,987
  Fifth Street Finance
     Corp. ..................         910        11,602
  GAMCO Investors,
     Inc. -- Class A.........         170         7,822
  GFI Group, Inc. ...........       1,519        10,481
  Gladstone Capital Corp. ...         490         6,576
  Gladstone Invt Corp. ......         520         3,385
  Harris & Harris Group,
     Inc.*...................         720         3,492
  Hercules Technology Growth
     Capital, Inc. ..........         830         8,997
  International Assets
     Holding Corp.*..........         300         4,851
  JMP Group, Inc. ...........         340         2,632
  Kayne Anderson Energy
     Development Co. ........         240         3,881
  KBW, Inc.*.................         820        24,559
  Knight Capital Group,
     Inc. -- Class A*........       2,179        33,883
  Kohlberg Capital Corp. ....         430         2,430
  LaBranche & Co., Inc.*.....       1,170         5,780
  Main Street Capital
     Corp. ..................         230         3,643
  MCG Capital Corp.*.........       1,529        10,137
  MF Global Holdings Ltd.*...       2,269        20,920
  MVC Capital, Inc. .........         510         7,206
  NGP Capital Resources
     Co. ....................         510         3,901
  Oppenheimer Holdings,
     Inc. ...................         220         6,395
  optionsXpress Holdings,
     Inc.*...................         990        17,572
  PennantPark Investment
     Corp. ..................         590         6,455
  Penson Worldwide, Inc.*....         460         4,324
  Piper Jaffray Cos., Inc.*..         460        18,106
  Prospect Capital Corp. ....       1,525        17,736
  Pzena Investment
     Management,
     Inc. -- Class A*........         180         1,386
  Riskmetrics Group, Inc.*...         520        11,669
  Safeguard Scientifics,
     Inc.*...................         480         6,605
  Sanders Morris Harris
     Group, Inc. ............         479         2,860
  Solar Capital Ltd.*........         130         3,028
  Stifel Financial Corp.*....         700        40,131
  SWS Group, Inc. ...........         650         7,195
  Teton Advisors, Inc.(d)....           2            --
  Thomas Weisel Partners
     Group, Inc.*............         490         3,847
  TICC Capital Corp. ........         620         4,414
  TradeStation Group, Inc.*..         780         6,521
  Triangle Capital Corp. ....         250         3,765
  U.S. Global Investors,
     Inc. -- Class A.........         300         2,712


See Notes to Financial Statements.

 30


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Virtus Investment Partners,
     Inc.*...................         140        $3,392
  Westwood Holdings Group,
     Inc. ...................         130         5,005
                                            -----------
TOTAL CAPITAL MARKETS                           657,089
                                            -----------
  CHEMICALS 1.9%
  A. Schulman, Inc. .........         550        14,305
  American Vanguard Corp. ...         460         3,726
  Ampal-American Israel
     Corp -- Class A*........         490         1,107
  Arch Chemicals, Inc. ......         590        20,066
  Balchem Corp. .............         640        16,602
  Calgon Carbon Corp.*.......       1,279        19,824
  China Green Agriculture,
     Inc.*...................         250         3,170
  Ferro Corp.*...............       2,019        22,047
  H.B. Fuller Co. ...........       1,139        26,710
  Hawkins, Inc. .............         200         5,364
  ICO, Inc. .................         650         5,571
  Innophos Holdings, Inc. ...         400        11,396
  Innospec, Inc.*............         550         7,321
  Koppers Holdings, Inc. ....         480        13,522
  Kraton Performance
     Polymers, Inc.*.........         260         4,930
  Landec Corp.*..............         620         3,801
  LSB Industries, Inc.*......         400         7,104
  Minerals Technologies,
     Inc. ...................         440        25,388
  NewMarket Corp. ...........         240        26,400
  NL Industries, Inc. .......         160         1,358
  Olin Corp. ................       1,829        38,409
  OM Group, Inc.*............         720        27,180
  Omnova Solutions, Inc.*....       1,029         7,872
  PolyOne Corp.*.............       2,169        24,531
  Quaker Chemical Corp. .....         260         8,182
  Rockwood Holdings, Inc.*...       1,149        34,401
  Sensient Technologies
     Corp. ..................       1,139        35,913
  ShengdaTech, Inc.*.........         660         4,547
  Solutia, Inc.*.............       2,789        49,086
  Spartech Corp.*............         720        10,253
  Stepan Co. ................         170        12,878
  STR Holdings, Inc.*........         290         6,687
  Westlake Chemical Corp. ...         460        12,917
  WR Grace & Co.*............       1,689        48,795
  Zep, Inc. .................         510         9,404
  Zoltek Cos., Inc.*.........         650         6,396
                                            -----------
TOTAL CHEMICALS                                 577,163
                                            -----------
  COMMERCIAL BANKS 5.3%
  1st Source Corp. ..........         350         6,695
  Alliance Financial Corp. ..         100         2,997
  American National
     Bankshares, Inc. .......         140         3,039
  Ameris Bancorp.............         330         3,676
  Ames Natl Corp. ...........         150         2,870
  Arrow Financial Corp. .....         220         6,116
  Auburn National
     Bancorporation, Inc. ...          50         1,002
  Bancfirst Corp. ...........         150         6,621
  Banco Latinoamericano de
     Comercio Exterior,
     S.A. -- Class E.........         640         9,062
  Bancorp Rhode Island,
     Inc. ...................          90         2,580
  Bancorp, Inc. (The)*.......         470         4,169
  Bank of Kentucky Financial
     Corp. (The).............          70         1,343
  Bank of Marin Bancorp......         120         4,022
  Bank of the Ozarks, Inc. ..         310        11,926
  Banner Corp. ..............         469         2,659
  Bar Harbor Bankshares......          90         2,646
  Boston Private Financial
     Holdings, Inc. .........       1,589        12,601
  Bridge Bancorp, Inc. ......         150         3,500
  Bryn Mawr Bank Corp. ......         160         2,939
  Camden National Corp. .....         180         6,431
  Cape Bancorp, Inc.*........         280         2,005
  Capital City Bank Group,
     Inc. ...................         280         4,925
  Cardinal Financial Corp. ..         660         7,227
  Cathay General Bancorp.....       1,839        22,748
  Center Bancorp, Inc. ......         290         2,413
  Centerstate Banks of
     Florida, Inc. ..........         440         5,293
  Central Pacific Financial
     Corp.*..................         710         1,548
  Century Bancorp,
     Inc. -- Class A.........          80         1,548
  Chemical Financial Corp. ..         500        11,850
  Chicopee Bancorp, Inc.*....         150         1,910
  Citizens + Northn Corp. ...         280         3,632
  Citizens Holding Co. ......          90         2,273
  Citizens Republic Bancorp,
     Inc.*...................       9,245        11,556
  City Holding Co. ..........         370        12,965
  CNB Financial Corp. .......         200         3,100
  CoBiz Financial, Inc. .....         690         4,927
  Columbia Banking System,
     Inc. ...................         660        14,837
  Community Bank System,
     Inc. ...................         770        18,996
  Community Trust Bancorp,
     Inc. ...................         350        10,507
  CVB Financial Corp. .......       1,989        21,899
  Danvers Bancorp, Inc. .....         510         8,338
  Eagle Bancorp, Inc.*.......         350         4,410
  East West Bancorp, Inc. ...       2,589        50,719
  Enterprise Bancorp, Inc. ..         130         1,616
  Enterprise Financial
     Services Corp. .........         270         2,838
  F.N.B. Corp. ..............       2,669        24,875
  Farmers Capital Bank
     Corp. ..................         150         1,265
  Financial Institutions,
     Inc. ...................         250         4,020
  First Bancorp Inc/ME.......         200         3,178
  First BanCorp. ............       1,879         3,983
  First Bancorp. ............         350         5,709
  First Busey Corp. .........       1,129         5,701
  First California Financial
     Group, Inc.*............         317         1,046
  First Commonwealth
     Financial Corp. ........       1,989        13,028
  First Community Bancshares,
     Inc. ...................         350         5,828
  First Financial Bancorp....       1,359        25,970
  First Financial Bankshares,
     Inc. ...................         490        26,205
  First Financial Corp. .....         280         8,162
  First Merchants Corp. .....         490         4,283
  First Midwest Bancorp,
     Inc. ...................       1,729        26,281
  First of Long Island Corp.
     (The)...................         130         3,346
  First South Bancorp,
     Inc. ...................         190         2,649
  FirstMerit Corp. ..........       2,038        47,893
  German American Bancorp,
     Inc. ...................         260         4,137
  Glacier Bancorp, Inc. .....       1,686        31,174
  Great Southern Bancorp,
     Inc. ...................         240         5,854
  Guaranty Bancorp*..........       1,229         1,930
  Hampton Roads Bankshares,
     Inc. ...................         430         1,243
  Hancock Holding Co. .......         660        26,981
  Heartland Financial USA,
     Inc. ...................         310         5,924
  Heritage Financial Corp.*..         220         3,368
  Home Bancorp, Inc.*........         210         2,913
  Home Bancshares, Inc. .....         410        11,529
  IBERIABANK Corp. ..........         628        38,710
  Independent Bank Corp. ....         490        12,711
  International Bancshares
     Corp. ..................       1,219        29,463
  Investors Bancorp, Inc.*...       1,099        15,287
  Lakeland Bancorp, Inc. ....         480         5,040
  Lakeland Financial Corp. ..         370         7,718
  MainSource Financial Group,
     Inc. ...................         470         3,802
  MB Financial, Inc. ........       1,179        28,885
  Merchants Bancshares,
     Inc. ...................         110         2,562


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Metro Bancorp, Inc.*.......         230        $3,121
  Midsouth Bancorp, Inc. ....         150         2,408
  Nara Bancorp, Inc.*........         770         6,930
  National Bankshares,
     Inc. ...................         160         4,334
  National Penn Bancshares,
     Inc. ...................       2,959        21,660
  NBT Bancorp, Inc. .........         800        19,576
  Northfield Bancorp, Inc. ..         450         6,642
  Northrim BanCorp, Inc. ....         150         2,589
  Norwood Financial Corp. ...          40         1,110
  Ohio Valley Banc Corp. ....          90         1,876
  Old National Bancorp.......       2,039        27,343
  Old Point Financial
     Corp. ..................          50           726
  Old Second Bancorp, Inc. ..         250         1,430
  OmniAmerican Bancorp,
     Inc.*...................         280         3,304
  Oriental Financial Group...         767        12,824
  Orrstown Financial
     Services, Inc. .........         150         3,837
  Pacific Capital Bancorp*...       1,090         1,897
  Pacific Continental
     Corp. ..................         430         4,984
  PacWest Bancorp............         620        14,886
  Park National Corp. .......         270        18,495
  Peapack Gladstone Financial
     Corp. ..................         200         2,780
  Penns Woods Bancorp,
     Inc. ...................          90         2,885
  Peoples Bancorp, Inc. .....         250         4,335
  Peoples Financial Corp. ...          90         1,425
  Pinnacle Financial
     Partners, Inc.*.........         770        11,766
  Porter Bancorp, Inc. ......          70           991
  Premierwest Bancorp*.......       2,179         2,070
  PrivateBancorp, Inc. ......       1,239        17,742
  Prosperity Bancshares,
     Inc. ...................       1,079        42,318
  Renasant Corp. ............         490         8,100
  Republic Bancorp,
     Inc. -- Class A.........         220         5,313
  Republic First Bancorp,
     Inc.*...................         170           634
  S&T Bancorp, Inc. .........         550        13,227
  S.Y. Bancorp, Inc. ........         270         6,410
  Sandy Spring Bancorp,
     Inc. ...................         557         9,720
  Santander BanCorp*.........         100         1,196
  SCBT Financial Corp. ......         300        11,937
  Shore Bancshares, Inc. ....         200         2,818
  Sierra Bancorp.............         210         2,621
  Signature Bank*............         950        38,361
  Simmons First National
     Corp. -- Class A........         390        10,951
  Smithtown Bancorp, Inc. ...         340         1,581
  South Financial Group,
     Inc. ...................       5,047         3,886
  Southside Bancshares,
     Inc. ...................         320         6,906
  Southwest Bancorp, Inc. ...         340         4,984
  State Bancorp Inc/NY.......         380         3,762
  StellarOne Corp. ..........         530         7,902
  Sterling Bancorp...........         627         6,715
  Sterling Bancshares,
     Inc. ...................       2,392        14,065
  Sterling Financial Corp.*..       1,229         1,070
  Suffolk Bancorp............         230         7,141
  Sun Bancorp, Inc.*.........         320         1,728
  Susquehanna Bancshares,
     Inc. ...................       3,025        32,972
  SVB Financial Group*.......         960        47,261
  Texas Capital Bancshares,
     Inc.*...................         830        16,517
  Tompkins Financial Corp. ..         210         8,530
  Tower Bancorp, Inc. .......         110         2,831
  TowneBank/Portsmouth VA....         549         8,800
  Trico Bancshares...........         330         6,283
  Trustmark Corp. ...........       1,489        36,451
  UMB Financial Corp. .......         750        31,590
  Umpqua Holdings Corp. .....       2,239        33,451
  Union First Market
     Bankshares Corp. .......         607        10,185
  United Bankshares, Inc. ...         899        26,107
  United Community Banks,
     Inc.*...................       1,919        11,207
  United Security Bancshares,
     Inc. ...................         140         2,174
  Univest Corp. of
     Pennsylvania............         390         7,632
  Washington Banking Co. ....         360         5,180
  Washington Trust Bancorp,
     Inc. ...................         330         5,976
  Webster Financial Corp. ...       1,599        33,131
  WesBanco, Inc. ............         540        10,411
  West Bancorporation,
     Inc.*...................         370         3,008
  Westamerica Bancorp........         680        39,964
  Western Alliance Bancorp*..       1,070         9,309
  Wilber Corp. (The).........         140           953
  Wilshire Bancorp, Inc. ....         450         4,887
  Wintrust Financial Corp. ..         708        26,408
  Yadkin Valley Financial
     Corp. ..................         380         1,740
                                            -----------
TOTAL COMMERCIAL BANKS                        1,623,897
                                            -----------
  COMMERCIAL SERVICES & SUPPLIES 1.9%
  ABM Industries, Inc. ......       1,079        23,188
  ACCO Brands Corp.*.........       1,279        11,677
  American Reprographics
     Co.*....................         850         8,492
  AMREP Corp.*...............          30           435
  APAC Customer Services,
     Inc.*...................         600         3,450
  ATC Technology Corp.*......         460         9,402
  Bowne & Co., Inc. .........         900        10,062
  Cenveo, Inc.*..............       1,259        10,790
  Clean Harbors, Inc.*.......         500        31,715
  Consolidated Graphics,
     Inc.*...................         230         9,639
  Cornell Cos., Inc.*........         260         7,150
  Courier Corp. .............         240         4,126
  Deluxe Corp. ..............       1,199        25,143
  EnergySolutions, Inc. .....       1,769        12,825
  EnerNOC, Inc.*.............         330         9,596
  Ennis, Inc. ...............         610        11,279
  Fuel Tech, Inc.*...........         410         3,079
  G&K Services, Inc. --
     Class A.................         430        11,821
  Geo Group, Inc.(The)*......       1,199        25,395
  Healthcare Services Group,
     Inc. ...................         950        20,415
  Heritage-Crystal Clean,
     Inc.*...................          60           616
  Herman Miller, Inc. .......       1,259        26,716
  HNI Corp. .................       1,050        32,592
  Innerworkings, Inc.*.......         580         3,468
  Interface, Inc. --
     Class A.................       1,139        14,898
  Kimball International,
     Inc. -- Class B.........         750         6,030
  Knoll, Inc. ...............       1,099        15,364
  M&F Worldwide Corp.*.......         250         7,665
  McGrath RentCorp...........         560        14,554
  Metalico, Inc.*............         780         5,148
  Mine Safety
     Appliances Co. .........         630        18,516
  Mobile Mini, Inc.*.........         830        13,795
  Multi-Color Corp. .........         240         3,002
  North American Galvanizing
     & Coating, Inc.*........         300         2,250
  Perma-Fix Environmental
     Services, Inc.*.........       1,269         2,716
  Rollins, Inc. .............       1,029        22,381
  Schawk, Inc. ..............         350         6,633
  Standard Parking Corp.*....         180         3,040
  Standard Register
     Co.(The)................         410         2,112
  Steelcase, Inc. --
     Class A.................       1,669        13,702
  SYKES Enterprises, Inc.*...         889        20,207
  Team, Inc.*................         440         7,656
  Tetra Tech, Inc.*..........       1,409        34,309
  United Stationers, Inc.*...         560        34,283
  US Ecology, Inc. ..........         430         6,708


See Notes to Financial Statements.

 32


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Viad Corp. ................         480       $11,232
  Waste Services, Inc.*......         420         4,721
                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES            583,993
                                            -----------
  COMMUNICATIONS EQUIPMENT 2.3%
  Acme Packet, Inc.*.........         910        23,787
  ADC Telecommunications,
     Inc.*...................       2,259        18,095
  Adtran, Inc. ..............       1,299        34,774
  Anaren, Inc.*..............         340         5,039
  Arris Group, Inc.*.........       2,899        35,629
  Aruba Networks, Inc.*......       1,379        17,320
  Aviat Networks, Inc.*......       1,379         8,963
  Bel Fuse, Inc. -- Class B..         240         5,621
  BigBand Networks, Inc.*....         830         2,739
  Black Box Corp. ...........         410        12,788
  Blue Coat Systems, Inc.*...         979        31,847
  Cogo Group, Inc.*..........         540         3,802
  Communications Systems,
     Inc. ...................         140         1,798
  Comtech Telecommunications
     Corp.*..................         660        20,618
  DG FastChannel, Inc.*......         490        17,238
  Digi International, Inc.*..         580         6,212
  Emcore Corp.*..............       1,759        $2,357
  EMS Technologies, Inc.*....         360         5,720
  Emulex Corp.*..............       1,939        22,783
  Extreme Networks*..........       2,079         6,923
  Globecomm Systems, Inc.*...         490         3,817
  Harmonic, Inc.*............       2,239        15,315
  Hughes Communications,
     Inc.*...................         210         5,859
  Infinera Corp.*............       1,969        18,016
  InterDigital, Inc.*........       1,020        28,223
  Ixia*......................         740         7,585
  KVH Industries, Inc.*......         330         4,973
  Loral Space &
     Communications, Ltd.*...         250        10,765
  NETGEAR, Inc.*.............         810        21,919
  Network Equipment
     Technologies, Inc.*.....         680         3,488
  Oplink Communications,
     Inc.*...................         480         7,253
  Opnext, Inc.*..............         650         1,528
  Palm, Inc.*................       3,878        22,492
  Parkervision, Inc.*........         860         1,625
  PC-Tel, Inc.*..............         440         2,864
  Plantronics, Inc. .........       1,149        38,147
  Polycom, Inc.*.............       1,969        64,091
  Powerwave Technologies,
     Inc.*...................       3,089         5,468
  Riverbed Technology,
     Inc.*...................       1,279        39,636
  SeaChange International,
     Inc.*...................         750         6,248
  ShoreTel, Inc.*............       1,039         6,805
  Sonus Networks, Inc.*......       4,828        12,505
  Sycamore Networks, Inc. ...         450         8,905
  Symmetricom, Inc.*.........       1,020         6,763
  Tekelec*...................       1,559        28,265
  Utstarcom, Inc.*...........       2,649         7,550
  ViaSat, Inc.*..............         710        25,169
                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                  689,327
                                            -----------
  COMPUTERS & PERIPHERALS 0.6%
  3PAR, Inc.*................         640         5,971
  ActivIdentity Corp.*.......       1,070         3,135
  Adaptec, Inc.*.............       2,859         8,835
  Avid Technology, Inc.*.....         660         9,636
  Compellent Technologies,
     Inc.*...................         390         4,902
  Cray, Inc.*................         800         5,408
  Electronics for Imaging,
     Inc.*...................       1,039        13,351
  Imation Corp.*.............         700         7,588
  Immersion Corp.*...........         660         3,696
  Intermec, Inc.*............       1,449        16,620
  Intevac, Inc.*.............         510         7,099
  Isilon Systems, Inc.*......         610         7,918
  Netezza Corp.*.............       1,109        15,182
  Novatel Wireless, Inc.*....         710         4,864
  Quantum Corp.*.............       4,928        14,291
  Rimage Corp.*..............         220         3,861
  Silicon Graphics
     International Corp.*....         700         6,923
  STEC, Inc.*................         580         8,056
  Stratasys, Inc.*...........         470        11,205
  Super Micro Computer,
     Inc.*...................         540         7,657
  Synaptics, Inc.*...........         800        24,496
                                            -----------
TOTAL COMPUTERS & PERIPHERALS                   190,694
                                            -----------
  CONSTRUCTION & ENGINEERING 0.7%
  Argan, Inc.*...............         170         1,931
  Comfort Systems USA,
     Inc. ...................         910        12,813
  Dycom Industries, Inc.*....         910         9,664
  EMCOR Group, Inc.*.........       1,539        43,954
  Furmanite Corp.*...........         860         4,386
  Granite Construction,
     Inc. ...................         800        26,888
  Great Lakes Dredge & Dock
     Corp. ..................         940         5,095
  Insituform Technologies,
     Inc. -- Class A*........         910        21,813
  Integrated Electrical
     Services, Inc.*.........         130           810
  Layne Christensen Co.*.....         460        12,595
  MasTec, Inc.*..............       1,219        15,250
  Michael Baker Corp.*.......         180         6,361
  MYR Group, Inc.*...........         400         7,172
  Northwest Pipe Co.*........         220         5,306
  Orion Marine Group, Inc.*..         630        11,945
  Pike Electric Corp.*.......         390         4,192
  Primoris Services Corp. ...         190         1,501
  Sterling Construction Co,
     Inc.*...................         380         6,650
  Tutor Perini Corp.*........         600        14,562
                                            -----------
TOTAL CONSTRUCTION & ENGINEERING                212,888
                                            -----------
  CONSTRUCTION MATERIALS 0.1%
  Headwaters, Inc.*..........       1,409         8,454
  Texas Industries, Inc. ....         550        20,812
  U.S. Concrete, Inc.*.......         780           413
  United States Lime &
     Minerals, Inc.*.........          40         1,630
                                            -----------
TOTAL CONSTRUCTION MATERIALS                     31,309
                                            -----------
  CONSUMER FINANCE 0.4%
  Advance America Cash
     Advance Centers, Inc. ..       1,079         6,172
  Cardtronics, Inc.*.........         310         4,321
  Cash America International,
     Inc. ...................         690        25,572
  CompuCredit Holdings
     Corp. ..................         380         2,276
  Credit Acceptance Corp.*...         140         6,314
  Dollar Financial Corp.*....         560        13,110
  Ezcorp, Inc. -- Class A*...       1,059        21,932
  First Cash Financial
     Services, Inc.*.........         540        11,912
  First Marblehead Corp
     (The)*..................       1,449         5,086
  Nelnet, Inc. -- Class A....         450         8,982
  QC Holdings, Inc. .........          80           415
  Rewards Network, Inc. .....         150         1,953
  World Acceptance Corp.*....         380        13,406
                                            -----------
TOTAL CONSUMER FINANCE                          121,451
                                            -----------
  CONTAINERS & PACKAGING 0.4%
  AEP Industries, Inc.*......         130         3,592
  Boise, Inc.*...............         690         4,754


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Bway Holding Co.*..........         180        $3,560
  Graham Packaging Co,
     Inc.*...................         390         4,692
  Graphic Packaging
     Holding Co.*............       2,619         9,664
  Myers Industries, Inc. ....         740         8,037
  Rock-Tenn Co. -- Class A...         900        46,440
  Silgan Holdings, Inc. .....         630        38,008
                                            -----------
TOTAL CONTAINERS & PACKAGING                    118,747
                                            -----------
  DISTRIBUTORS 0.0%(A)
  Audiovox Corp. --
     Class A*................         400         3,724
  Core-Mark Holding Co.,
     Inc.*...................         230         7,020
                                            -----------
TOTAL DISTRIBUTORS                               10,744
                                            -----------
  DIVERSIFIED CONSUMER SERVICES 1.0%
  American Public Education,
     Inc.*...................         430        18,210
  Bridgepoint Education,
     Inc.*...................         330         8,484
  Capella Education Co.*.....         340        30,811
  ChinaCast Education
     Corp.*..................         800         5,384
  Coinstar, Inc.*............         710        31,496
  Corinthian Colleges,
     Inc.*...................       1,879        29,350
  CPI Corp. .................         120         3,184
  Grand Canyon Education,
     Inc.*...................         370         8,947
  Jackson Hewitt Tax Service,
     Inc.*...................         670         1,132
  K12, Inc.*.................         550        13,018
  Learning Tree
     International, Inc.*....         180         2,846
  Lincoln Educational
     Services Corp.*.........         230         5,741
  Mac-Gray Corp. ............         270         3,145
  Matthews International
     Corp. -- Class A........         710        24,850
  Nobel Learning Communities,
     Inc.*...................         100           695
  Pre-Paid Legal Services,
     Inc.*...................         160         7,115
  Princeton Review, Inc.*....         340         1,064
  Regis Corp. ...............       1,339        25,602
  Sotheby's..................       1,569        52,404
  Steiner Leisure, Ltd.*.....         340        15,936
  Stewart Enterprises,
     Inc. -- Class A.........       1,879        12,740
  Universal Technical
     Institute, Inc.*........         460        11,022
                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES             313,176
                                            -----------
  DIVERSIFIED FINANCIAL SERVICES 0.4%
  Asset Acceptance Capital
     Corp.*..................         350         2,576
  California First National
     Bancorp.................          40           523
  Compass Diversified
     Holdings................         560         8,131
  Encore Capital Group,
     Inc.*...................         320         7,363
  Life Partners Holdings,
     Inc. ...................         170         3,927
  MarketAxess Holdings,
     Inc. ...................         740        11,633
  Medallion Financial
     Corp. ..................         350         2,800
  NewStar Financial, Inc.*...         650         4,979
  PHH Corp.*.................       1,279        29,021
  Pico Holdings, Inc.*.......         530        18,841
  Portfolio Recovery
     Associates, Inc.*.......         400        26,588
  Primus Guaranty, Ltd.*.....         410         1,849
  Resource America,
     Inc. -- Class A.........         290         1,714
                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES            119,945
                                            -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
  AboveNet, Inc.*............         310        15,667
  Alaska Communications
     Systems Group, Inc. ....       1,039         8,894
  Atlantic Tele-Network,
     Inc. ...................         210        11,588
  Cbeyond, Inc.*.............         569         8,751
  Cincinnati Bell, Inc.*.....       4,758        16,034
  Cogent Communications
     Group, Inc.*............       1,039        10,608
  Consolidated Communications
     Holdings, Inc. .........         550        10,203
  General Communication,
     Inc. -- Class A*........         989         6,082
  Global Crossing, Ltd.*.....         680        10,098
  HickoryTech Corp. .........         310         2,626
  inContact, Inc.*...........         709         2,021
  Iowa Telecommunications
     Services, Inc. .........         770        12,967
  Neutral Tandem, Inc.*......         770        13,052
  PAETEC Holding Corp.*......       2,879        14,337
  Premiere Global Services,
     Inc.*...................       1,419        13,296
  SureWest Communications*...         330         2,838
                                            -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                      159,062
                                            -----------
  ELECTRIC UTILITIES 0.9%
  Allete, Inc. ..............         690        25,164
  Central Vermont Public
     Service Corp. ..........         270         5,889
  Cleco Corp. ...............       1,419        38,881
  El Paso Electric Co.*......       1,050        22,312
  Empire District Electric
     Co.(The)................         900        17,559
  IDACORP, Inc. .............       1,109        40,013
  MGE Energy, Inc. ..........         540        19,850
  PNM Resources, Inc. .......       2,029        27,574
  Portland General Electric
     Co. ....................       1,759        34,969
  UIL Holdings Corp. ........         690        20,031
  Unisource Energy Corp. ....         830        27,656
  Unitil Corp. ..............         250         5,520
                                            -----------
TOTAL ELECTRIC UTILITIES                        285,418
                                            -----------
  ELECTRICAL EQUIPMENT 1.9%
  Acuity Brands, Inc. .......       1,009        45,617
  Advanced Battery
     Technologies, Inc.*.....       1,299         4,508
  American Superconductor
     Corp.*..................       1,019        29,734
  AO Smith Corp. ............         510        26,331
  AZZ, Inc. .................         280        11,374
  Baldor Electric Co. .......       1,089        41,828
  Belden, Inc. ..............       1,089        29,904
  Brady Corp. -- Class A.....       1,119        38,449
  Broadwind Energy, Inc.*....         810         3,208
  Chase Corp. ...............         140         1,838
  China BAK Battery, Inc.*...         970         1,950
  Encore Wire Corp. .........         430         9,550
  Ener1, Inc.*...............       1,199         4,988
  Energy Conversion Devices,
     Inc.*...................       1,070         7,618
  EnerSys*...................         949        24,560
  Evergreen Solar, Inc.*.....       4,398         4,926
  Franklin Electric Co.,
     Inc. ...................         540        18,895
  FuelCell Energy, Inc.*.....       1,709         4,700
  Fushi Copperweld, Inc.*....         460         5,088
  Generac Holdings, Inc.*....         440         6,640
  GrafTech International,
     Ltd.*...................       2,819        47,528
  GT Solar International,
     Inc.*...................         740         4,314
  Harbin Electric, Inc.*.....         370         8,107
  II-VI, Inc.*...............         580        20,799
  LaBarge, Inc.*.............         300         3,708
  Lihua International,
     Inc.*...................          70           615
  LSI Industries, Inc. ......         440         3,093
  Microvision, Inc.*.........       2,079         6,507
  Orion Energy Systems,
     Inc.*...................         410         2,185
  Polypore International,
     Inc.*...................         530         9,386
  Powell Industries, Inc.*...         180         6,044
  Power-One, Inc.*...........       1,799        14,140
  PowerSecure International,
     Inc.*...................         400         4,504
  Preformed Line Products
     Co. ....................          50         1,500
  Regal-Beloit Corp. ........         840        53,147


See Notes to Financial Statements.

 34


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  SatCon Technology Corp.*...       1,649        $4,634
  Ultralife Corp.*...........         280         1,173
  Valence Technology, Inc.*..       1,179         1,238
  Vicor Corp.*...............         460         6,955
  Woodward Governor Co. .....       1,409        45,158
                                            -----------
TOTAL ELECTRICAL EQUIPMENT                      566,441
                                            -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.7%
  Agilysys, Inc. ............         360         3,906
  Anixter International,
     Inc.*...................         700        36,680
  Benchmark Electronics,
     Inc.*...................       1,529        33,088
  Brightpoint, Inc.*.........       1,130         9,142
  Checkpoint Systems, Inc.*..         910        20,557
  China Security &
     Surveillance Technology,
     Inc.*...................       1,029         6,123
  Cogent, Inc.*..............       1,000        10,350
  Cognex Corp. ..............         930        19,446
  Coherent, Inc.*............         510        19,161
  Comverge, Inc.*............         500         5,670
  CPI International, Inc.*...         170         2,283
  CTS Corp. .................         790         8,295
  Daktronics, Inc. ..........         790         6,620
  DDi Corp.*.................         340         2,910
  DTS, Inc.*.................         410        13,628
  Echelon Corp.*.............         760         7,182
  Electro Rent Corp. ........         420         6,002
  Electro Scientific
     Industries, Inc.*.......         640         8,813
  FARO Technologies, Inc.*...         390         9,832
  ICx Technologies, Inc.*....         270         1,903
  Insight Enterprises,
     Inc.*...................       1,070        16,082
  IPG Photonics Corp.*.......         540         9,455
  L-1 Identity Solutions,
     Inc.*...................       1,749        15,164
  Littelfuse, Inc.*..........         510        21,537
  Maxwell Technologies,
     Inc.*...................         530         7,648
  Measurement Specialties,
     Inc.*...................         340         5,600
  Mercury Computer Systems,
     Inc.*...................         530         6,816
  Methode Electronics,
     Inc. ...................         889         9,868
  MTS Systems Corp. .........         390        11,649
  Multi-Fineline Electronix,
     Inc.*...................         230         5,962
  Newport Corp.*.............         850        10,055
  OSI Systems, Inc.*.........         360         9,374
  PAR Technology Corp.*......         190         1,332
  Park Electrochemical
     Corp. ..................         480        14,501
  PC Connection, Inc.*.......         220         1,514
  PC Mall, Inc.*.............         240         1,246
  Plexus Corp.*..............         920        34,086
  Radisys Corp.*.............         550         5,384
  RAE Systems, Inc.*.........         950           751
  Rofin-Sinar Technologies,
     Inc.*...................         680        18,061
  Rogers Corp.*..............         370        12,384
  Scansource, Inc.*..........         620        17,273
  Smart Modular Technologies
     WWH, Inc.*..............         860         6,037
  Spectrum Control, Inc.*....         290         4,031
  SYNNEX Corp.*..............         450        12,339
  Technitrol, Inc. ..........         960         5,184
  TTM Technologies, Inc.*....       1,010        10,969
  Universal Display Corp.*...         690         9,211
  X-Rite, Inc.*..............         669         2,208
  Zygo Corp.*................         350         3,307
                                            -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS                                    520,619
                                            -----------
  ENERGY EQUIPMENT & SERVICES 1.4%
  Allis-Chalmers Energy,
     Inc.*...................       1,379         5,557
  Basic Energy Services,
     Inc.*...................         530         5,411
  Bolt Technology Corp.*.....         200         2,214
  Boots & Coots, Inc.*.......       1,829         5,359
  Bristow Group, Inc.*.......         840        32,516
  Bronco Drilling Co.,
     Inc.*...................         560         2,677
  Cal Dive International,
     Inc.*...................       1,049         6,882
  CARBO Ceramics, Inc. ......         450        32,963
  Complete Production
     Services, Inc.*.........       1,369        20,658
  Dawson Geophysical Co.*....         180         5,272
  Dril-Quip, Inc.*...........         680        39,392
  ENGlobal Corp.*............         440         1,562
  Geokinetics, Inc.*.........         229         2,002
  Global Industries Ltd.*....       2,339        15,671
  Gulf Island Fabrication,
     Inc. ...................         290         6,951
  GulfMark Offshore,
     Inc. -- Class A*........         530        18,269
  Hercules Offshore, Inc.*...       2,689        10,649
  Hornbeck Offshore Services,
     Inc.*...................         540        13,214
  ION Geophysical Corp.*.....       2,489        14,959
  Key Energy Services,
     Inc.*...................       2,899        31,483
  Lufkin Industries, Inc. ...         350        29,796
  Matrix Service Co.*........         610         6,484
  Natural Gas Services Group,
     Inc.*...................         280         5,020
  Newpark Resources, Inc.*...       2,079        13,888
  OYO Geospace Corp.*........          90         4,473
  Parker Drilling Co.*.......       2,719        15,036
  PHI, Inc.*.................         310         6,445
  Pioneer Drilling Co.*......       1,079         7,920
  RPC, Inc. .................         660         9,009
  Sulphco, Inc.*.............       1,799           689
  Superior Well Services,
     Inc.*...................         420         6,090
  T-3 Energy Services,
     Inc.*...................         290         8,628
  TETRA Technologies, Inc.*..       1,759        21,618
  TGC Industries, Inc.*......         326         1,341
  Union Drilling, Inc.*......         230         1,525
  Vantage Drilling Co.*......       1,829         3,292
  Willbros Group, Inc.*......         929        11,659
                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES               426,574
                                            -----------
  FOOD & STAPLES RETAILING 0.7%
  Andersons, Inc.(The).......         430        15,540
  Arden Group, Inc. --
     Class A.................          30         3,045
  Casey's General Stores,
     Inc. ...................       1,189        45,931
  Diedrich Coffee, Inc.*.....          70         2,433
  Great Atlantic & Pacific
     Tea Co., Inc.*..........         790         6,359
  Ingles Markets,
     Inc. -- Class A.........         300         4,809
  Nash Finch Co. ............         300        10,506
  Pantry, Inc.(The)*.........         530         8,385
  Pricesmart, Inc. ..........         370         9,206
  Ruddick Corp. .............       1,009        35,658
  Spartan Stores, Inc. ......         520         7,847
  Susser Holdings Corp.*.....         180         1,939
  United Natural Foods,
     Inc.*...................       1,009        30,966
  Village Super
     Market -- Class A.......         150         4,036
  Weis Markets, Inc. ........         260         9,693
  Winn-Dixie Stores, Inc.*...       1,279        16,128
                                            -----------
TOTAL FOOD & STAPLES RETAILING                  212,481
                                            -----------
  FOOD PRODUCTS 1.1%
  AgFeed Industries, Inc.*...         709         3,049
  Alico, Inc. ...............          80         2,134
  American Dairy, Inc.*......         230         4,370
  American Italian Pasta
     Co. -- Class A*.........         490        19,223
  B&G Foods, Inc. --
     Class A.................       1,113        11,497


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Cal-Maine Foods, Inc. .....         320       $10,682
  Calavo Growers, Inc. ......         240         4,162
  Chiquita Brands
     International, Inc.*....       1,040        15,641
  Darling International,
     Inc.*...................       1,929        18,306
  Diamond Foods, Inc. .......         508        21,697
  Dole Food Co., Inc.*.......         840         9,509
  Farmer Brothers Co. .......         160         2,994
  Fresh Del Monte Produce,
     Inc.*...................         960        20,035
  Griffin Land & Nurseries,
     Inc. ...................          80         2,340
  Hain Celestial Group,
     Inc.*...................         950        18,791
  Harbinger Group, Inc.*.....         210         1,405
  HQ Sustainable Maritime
     Industries, Inc.*.......         250         1,422
  Imperial Sugar Co. ........         290         4,649
  J&J Snack Foods Corp. .....         330        15,375
  Lancaster Colony Corp. ....         450        24,736
  Lance, Inc. ...............         650        15,067
  Lifeway Foods, Inc.*.......         110         1,212
  Omega Protein Corp.*.......         440         2,354
  Overhill Farms, Inc.*......         370         2,242
  Sanderson Farms, Inc. .....         480        27,201
  Seneca Foods Corp. --
     Class A*................         220         7,225
  Smart Balance, Inc.*.......       1,469         9,769
  Synutra International,
     Inc.*...................         420         9,845
  Tootsie Roll Industries,
     Inc. ...................         580        15,428
  TreeHouse Foods, Inc.*.....         818        34,593
  Zhongpin, Inc.*............         560         7,101
                                            -----------
TOTAL FOOD PRODUCTS                             344,054
                                            -----------
  GAS UTILITIES 1.0%
  Chesapeake Utilities
     Corp. ..................         220         6,626
  Laclede Group, Inc. .......         520        17,722
  New Jersey Resources
     Corp. ..................         989        37,315
  Nicor, Inc. ...............       1,059        46,077
  Northwest Natural Gas
     Co. ....................         620        29,382
  Piedmont Natural Gas Co.,
     Inc. ...................       1,719        47,273
  South Jersey Industries,
     Inc. ...................         700        31,577
  Southwest Gas Corp. .......       1,049        32,624
  WGL Holdings, Inc. ........       1,179        42,137
                                            -----------
TOTAL GAS UTILITIES                             290,733
                                            -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
  Abaxis, Inc.*..............         510        13,214
  Abiomed, Inc.*.............         720         6,941
  Accuray, Inc.*.............         930         5,989
  AGA Medical Holdings,
     Inc.*...................         320         5,146
  Align Technology, Inc.*....       1,369        23,246
  Alphatec Holdings, Inc.*...         770         5,144
  American Medical Systems
     Holdings, Inc.*.........       1,729        30,984
  Analogic Corp. ............         300        14,346
  Angiodynamics, Inc.*.......         570         9,120
  Atrion Corp. ..............          40         5,671
  ATS Medical, Inc.*.........       1,208         4,820
  Bovie Medical Corp.*.......         400         2,084
  Cantel Medical Corp. ......         290         5,788
  Cardiac Science Corp.*.....         470           733
  Cardiovascular Systems,
     Inc.*...................         220         1,102
  Conceptus, Inc.*...........         720        13,637
  CONMED Corp.*..............         680        15,123
  CryoLife, Inc.*............         660         4,033
  Cutera, Inc.*..............         310         3,584
  Cyberonics, Inc.*..........         640        12,499
  Cynosure, Inc. --
     Class A*................         230         2,898
  Delcath Systems, Inc.*.....         760        11,643
  DexCom, Inc.*..............       1,238        13,556
  Endologix, Inc.*...........       1,129         5,250
  EnteroMedics, Inc.*........         530           279
  ev3, Inc.*.................       1,739        33,267
  Exactech, Inc.*............         190         3,887
  Greatbatch, Inc.*..........         540        12,064
  Haemonetics Corp.*.........         600        34,716
  Hansen Medical, Inc.*......         590         1,499
  HeartWare International,
     Inc.*...................         170         9,561
  ICU Medical, Inc.*.........         280         9,971
  Immucor, Inc.*.............       1,649        35,305
  Insulet Corp.*.............         830        11,454
  Integra LifeSciences
     Holdings Corp.*.........         440        19,989
  Invacare Corp. ............         680        17,972
  IRIS International, Inc.*..         420         4,801
  Kensey Nash Corp.*.........         190         4,304
  MAKO Surgical Corp.*.......         410         5,752
  Masimo Corp. ..............       1,189        27,834
  Medical Action Industries,
     Inc.*...................         330         3,917
  Mela Sciences, Inc.*.......         520         3,702
  Meridian Bioscience,
     Inc. ...................         950        18,991
  Merit Medical Systems,
     Inc.*...................         650        10,511
  Micrus Endovascular
     Corp.*..................         370         7,430
  Natus Medical, Inc.*.......         660        11,246
  Neogen Corp.*..............         460        12,093
  NuVasive, Inc.*............         909        37,814
  NxStage Medical, Inc.*.....         540         6,869
  OraSure Technologies,
     Inc.*...................       1,079         6,841
  Orthofix International
     N.V.*...................         400        13,676
  Orthovita, Inc.*...........       1,549         6,196
  Palomar Medical
     Technologies, Inc.*.....         420         5,275
  Quidel Corp.*..............         600         8,844
  Rochester Medical Corp.*...         230         2,758
  Rockwell Medical
     Technologies, Inc.*.....         400         2,324
  RTI Biologics, Inc.*.......       1,269         4,860
  Sirona Dental Systems,
     Inc.*...................         400        16,676
  Somanetics Corp.*..........         280         5,664
  SonoSite, Inc.*............         390        13,073
  Spectranetics Corp.*.......         750         5,115
  Stereotaxis, Inc.*.........         720         3,420
  STERIS Corp. ..............       1,369        45,560
  SurModics, Inc.*...........         360         6,696
  Symmetry Medical, Inc.*....         840         9,710
  Synovis Life Technologies,
     Inc.*...................         270         3,996
  Thoratec Corp.*............       1,319        58,814
  TomoTherapy, Inc.*.........       1,079         4,197
  TranS1, Inc.*..............         310         1,001
  Utah Medical Products,
     Inc. ...................          80         2,233
  Vascular Solutions, Inc.*..         380         3,762
  Volcano Corp.*.............       1,129        27,119
  West Pharmaceutical
     Services, Inc. .........         770        32,225
  Wright Medical Group,
     Inc.*...................         890        16,714
  Young Innovations, Inc. ...         130         3,272
  Zoll Medical Corp.*........         490        14,970
                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          886,770
                                            -----------
  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Air Methods Corp.*.........         250         8,270
  Alliance Imaging, Inc.*....         620         3,323
  Allied Healthcare
     International, Inc.*....       1,050         2,951
  Almost Family, Inc.*.......         190         8,048
  Amedisys, Inc.*............         640        36,851
  America Service Group,
     Inc. ...................         190         3,222


See Notes to Financial Statements.

 36


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  American Caresource
     Holdings, Inc.*.........         250          $510
  American Dental Partners,
     Inc.*...................         360         4,637
  AMERIGROUP Corp.*..........       1,239        44,901
  AMN Healthcare Services,
     Inc.*...................         760         6,946
  Amsurg Corp.*..............         720        14,918
  Assisted Living Concepts,
     Inc.- Class A*..........         240         8,424
  Bio-Reference Labs, Inc.*..         560        13,104
  BioScrip, Inc.*............         910         8,135
  Capital Senior Living
     Corp.*..................         530         2,788
  CardioNet, Inc.*...........         560         5,387
  Catalyst Health Solutions,
     Inc.*...................         860        36,387
  Centene Corp.*.............       1,129        25,854
  Chemed Corp. ..............         530        29,155
  Chindex International,
     Inc.*...................         310         3,918
  Clarient, Inc.*............         759         2,292
  Continucare Corp.*.........         690         2,312
  Corvel Corp.*..............         170         5,661
  Cross Country Healthcare,
     Inc.*...................         720         7,214
  Emergency Medical Services
     Corp. -- Class A*.......         680        35,959
  Emeritus Corp.*............         460        10,304
  Ensign Group, Inc. ........         260         4,514
  Genoptix, Inc.*............         390        15,089
  Gentiva Health Services,
     Inc.*...................         680        19,502
  Hanger Orthopedic Group,
     Inc.*...................         590        10,998
  Health Grades, Inc.*.......         560         3,926
  Healthsouth Corp.*.........       2,189        44,787
  Healthspring, Inc.*........       1,149        20,222
  Healthways, Inc.*..........         790        12,869
  HMS Holdings Corp.*........         610        32,635
  inVentiv Health, Inc.*.....         780        17,963
  IPC The Hospitalist Co.,
     Inc.*...................         380        11,795
  Kindred Healthcare, Inc.*..         910        16,234
  Landauer, Inc. ............         220        14,993
  LCA-Vision, Inc.*..........         390         3,288
  LHC Group, Inc.*...........         360        12,276
  Magellan Health Services,
     Inc.*...................         830        35,034
  MedCath Corp.*.............         370         3,678
  Metropolitan Health
     Networks, Inc.*.........         830         2,565
  Molina Healthcare, Inc.*...         310         9,043
  MWI Veterinary Supply,
     Inc.*...................         250        10,488
  National Healthcare
     Corp. ..................         190         6,718
  National Research Corp. ...          40         1,036
  Nighthawk Radiology
     Holdings, Inc.*.........         440         1,628
  NovaMed, Inc.*.............         470         1,542
  Odyssey HealthCare, Inc.*..         770        16,039
  Owens & Minor, Inc. .......       1,459        45,886
  PharMerica Corp.*..........         710        13,703
  Providence Service Corp.*..         250         4,153
  PSS World Medical, Inc.*...       1,389        32,544
  Psychiatric Solutions,
     Inc.*...................       1,319        42,432
  RadNet, Inc.*..............         680         2,502
  RehabCare Group, Inc.*.....         580        16,542
  Res-Care, Inc.*............         590         6,868
  Select Medical Holdings
     Corp.*..................         790         6,865
  Skilled Healthcare Group,
     Inc. -- Class A*........         460         3,077
  Sun Healthcare Group,
     Inc.*...................       1,020         9,119
  Sunrise Senior Living,
     Inc.*...................       1,168         6,494
  Team Health Holdings,
     Inc.*...................         360         5,659
  Triple-S Mgmt
     Corp. -- Class B*.......         480         8,736
  Universal American Corp.*..         630         9,671
  US Physical Therapy,
     Inc.*...................         270         4,736
  Virtual Radiologic Corp.*..         150         1,875
  WellCare Health Plans,
     Inc.*...................         990        28,344
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES          909,539
                                            -----------
  HEALTH CARE TECHNOLOGY 0.5%
  athenahealth, Inc.*........         790        22,926
  Computer Programs &
     Systems, Inc. ..........         230        10,364
  Eclipsys Corp.*............       1,319        27,277
  MedAssets, Inc.*...........         920        21,003
  Medidata Solutions, Inc.*..         170         2,494
  MedQuist, Inc. ............         210         1,955
  Merge Healthcare, Inc.*....         810         2,009
  Omnicell, Inc.*............         740         9,879
  Phase Forward, Inc.*.......         980        16,474
  Quality Systems, Inc. .....         550        35,205
  Transcend Services, Inc.*..         180         2,677
  Vital Images, Inc.*........         340         5,365
                                            -----------
TOTAL HEALTH CARE TECHNOLOGY                    157,628
                                            -----------
  HOTELS, RESTAURANTS & LEISURE 2.2%
  AFC Enterprises, Inc.*.....         590         6,437
  Ambassadors Group, Inc. ...         440         5,342
  Ameristar Casinos, Inc. ...         600        11,298
  Bally Technologies, Inc.*..       1,279        58,987
  Benihana, Inc. --
     Class A*................         310         2,111
  Biglari Holdings, Inc.*....          30        11,737
  BJ's Restaurants, Inc.*....         460        11,100
  Bluegreen Corp.*...........         340         2,064
  Bob Evans Farms, Inc. .....         720        22,270
  Buffalo Wild Wings, Inc.*..         420        17,363
  California Pizza Kitchen,
     Inc.*...................         450         9,225
  Caribou Coffee Co., Inc.*..         160         1,416
  Carrols Restaurant Group,
     Inc.*...................         260         1,947
  CEC Entertainment, Inc.*...         540        21,087
  Cheesecake Factory,
     Inc.(The)*..............       1,409        38,283
  Churchill Downs, Inc. .....         220         8,433
  CKE Restaurants, Inc. .....       1,139        14,055
  Cracker Barrel Old Country
     Store, Inc. ............         530        26,166
  Denny's Corp.*.............       2,249         7,489
  DineEquity, Inc.*..........         410        16,863
  Domino's Pizza, Inc.*......         860        13,253
  Dover Downs Gaming &
     Entertainment, Inc. ....         330         1,297
  Einstein Noah Restaurant
     Group, Inc.*............         110         1,428
  Frisch's Restaurants,
     Inc. ...................          50         1,096
  Gaylord Entertainment
     Co.*....................         930        31,387
  Great Wolf Resorts, Inc.*..         650         2,087
  Interval Leisure Group,
     Inc.*...................         930        13,755
  Isle of Capri Casinos,
     Inc.*...................         360         3,920
  Jack in the Box, Inc.*.....       1,339        31,493
  Krispy Kreme Doughnuts,
     Inc.*...................       1,369         5,065
  Lakes Entertainment,
     Inc.*...................         440           990
  Landry's Restaurants,
     Inc.*...................         170         3,925
  Life Time Fitness, Inc.*...         940        34,554
  Luby's, Inc.*..............         470         1,918
  Marcus Corp. ..............         470         6,039
  McCormick & Schmick's
     Seafood Restaurants,
     Inc.*...................         350         3,469
  Monarch Casino & Resort,
     Inc.*...................         210         2,440
  Morgans Hotel Group Co.*...         510         4,320
  Multimedia Games, Inc.*....         620         2,833
  O'Charleys, Inc.*..........         410         3,916
  Orient-Express Hotels,
     Ltd. -- Class A*........       2,119        28,924
  P.F. Chang's China Bistro,
     Inc.*...................         560        24,438
  Papa John's International,
     Inc.*...................         510        13,974


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 37



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Peet's Coffee & Tea,
     Inc.*...................         270       $10,697
  Pinnacle Entertainment,
     Inc.*...................       1,409        19,064
  Red Lion Hotels Corp.*.....         310         2,368
  Red Robin Gourmet Burgers,
     Inc.*...................         360         8,788
  Ruby Tuesday, Inc.*........       1,519        16,998
  Ruth's Hospitality Group
     Inc*....................         710         3,855
  Shuffle Master, Inc.*......       1,259        12,086
  Sonic Corp.*...............       1,419        16,616
  Speedway Motorsports,
     Inc. ...................         310         5,038
  Texas Roadhouse, Inc.*.....       1,169        17,278
  Town Sports International
     Holdings, Inc.*.........         450         1,697
  Universal Travel Group*....         280         2,556
  Vail Resorts, Inc.*........         690        31,492
  Youbet.com, Inc.*..........         700         2,051
                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE             680,778
                                            -----------
  HOUSEHOLD DURABLES 1.2%
  American Greetings
     Corp. -- Class A........         920        22,595
  Beazer Homes USA, Inc.*....       1,459         9,586
  Blyth, Inc. ...............         140         8,069
  Brookfield Homes Corp.*....         240         2,690
  Cavco Industries, Inc.*....         150         5,875
  CSS Industries, Inc. ......         180         3,604
  Ethan Allen Interiors,
     Inc. ...................         580        11,716
  Furniture Brands
     International, Inc.*....         970         8,032
  Helen of Troy, Ltd.*.......         700        18,907
  Hooker Furniture Corp. ....         250         3,940
  Hovnanian Enterprises,
     Inc. -- Class A*........       1,219         8,667
  iRobot Corp.*..............         460         9,283
  La-Z-Boy, Inc.*............       1,209        15,765
  M/I Homes, Inc.*...........         430         6,708
  Meritage Homes Corp.*......         730        17,359
  National Presto Industries,
     Inc. ...................         110        12,317
  NIVS IntelliMedia
     Technology Group,
     Inc.*...................         190           610
  Ryland Group, Inc. ........       1,009        22,985
  Sealy Corp.*...............       1,059         3,961
  Skyline Corp. .............         160         3,730
  Standard Pacific Corp.*....       2,487        15,942
  Stanley Furniture Co.,
     Inc.*...................         240         2,369
  Tempur-Pedic International,
     Inc.*...................       1,759        59,278
  Tupperware Brands Corp. ...       1,469        75,022
  Universal Electronics,
     Inc.*...................         320         6,790
                                            -----------
TOTAL HOUSEHOLD DURABLES                        355,800
                                            -----------
  HOUSEHOLD PRODUCTS 0.1%
  Cellu Tissue Holdings,
     Inc.*...................         190         1,980
  Central Garden & Pet
     Co. -- Class A*.........       1,379        14,245
  Oil-Dri Corp. of America...         120         2,460
  Orchids Paper Products
     Co.*....................         130         1,925
  WD-40 Co. .................         390        13,740
                                            -----------
TOTAL HOUSEHOLD PRODUCTS                         34,350
                                            -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.0%(A)
  U S Geothermal, Inc.*......       1,649         1,567
                                            -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                  1,567
                                            -----------
  INDUSTRIAL CONGLOMERATES 0.2%
  Otter Tail Corp. ..........         830        18,443
  Raven Industries, Inc. ....         380        11,537
  Seaboard Corp. ............          10        14,600
  Standex International
     Corp. ..................         290         6,922
  Tredegar Corp. ............         690        11,771
  United Capital Corp.*......          40           993
                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                   64,266
                                            -----------
  INSURANCE 2.5%
  Ambac Financial Group,
     Inc.*...................       6,737        10,173
  American Equity Investment
     Life Holding Co. .......       1,359        14,297
  American Physicians
     Capital, Inc. ..........         200         6,688
  American Physicians Service
     Group, Inc. ............         150         3,507
  American Safety Insurance
     Holdings, Ltd.*.........         200         3,236
  Amerisafe, Inc.*...........         440         7,524
  Amtrust Financial Services,
     Inc. ...................         530         7,224
  Argo Group International
     Holdings, Ltd. .........         720        23,753
  Assured Guaranty, Ltd. ....       2,879        62,042
  Baldwin & Lyons,
     Inc. -- Class B.........         190         4,767
  Citizens, Inc.*............         780         5,468
  CNA Surety Corp.*..........         390         6,540
  Conseco, Inc.*.............       5,897        34,792
  Crawford & Co. --
     Class B*................         490         2,205
  Delphi Financial
     Group -- Class A........       1,080        29,700
  Donegal Group,
     Inc. -- Class A.........         270         3,896
  Eastern Insurance Holdings,
     Inc. ...................         180         1,845
  eHealth, Inc.*.............         550         7,540
  EMC Insurance Group,
     Inc. ...................         110         2,669
  Employers Holdings, Inc. ..       1,030        16,974
  Enstar Group, Ltd.*........         160        10,579
  FBL Financial Group,
     Inc. -- Class A.........         300         7,752
  First Acceptance Corp.*....         390           776
  First Mercury Financial
     Corp. ..................         330         4,326
  Flagstone Reinsurance
     Holdings, Ltd. .........         920        10,258
  Fpic Insurance Group,
     Inc.*...................         250         6,805
  Greenlight Capital Re,
     Ltd.*...................         660        16,909
  Hallmark Financial
     Services*...............         220         2,576
  Harleysville Group, Inc. ..         310         9,926
  Hilltop Holdings, Inc.*....         930        10,909
  Horace Mann Educators
     Corp. ..................         920        15,833
  Independence Holding Co. ..         150         1,202
  Infinity Property &
     Casualty Corp. .........         320        14,762
  Kansas City Life Insurance
     Co. ....................         100         3,400
  Maiden Holdings, Ltd. .....       1,169         8,756
  Max Capital Group, Ltd. ...       1,079        24,062
  Meadowbrook Insurance
     Group, Inc. ............       1,349        10,657
  Mercer Insurance Group,
     Inc. ...................         130         2,385
  Montpelier Re Holdings,
     Ltd. ...................       1,810        30,046
  National Financial Partners
     Corp.*..................         960        14,774
  National Interstate
     Corp. ..................         140         2,925
  National Western Life
     Insurance Co. --
     Class A.................          50         9,557
  Navigators Group, Inc.*....         290        11,638
  NYMAGIC, Inc. .............         110         2,442
  Phoenix Cos., Inc.*........       2,709         8,750
  Platinum Underwriters
     Holdings, Ltd. .........       1,199        44,615
  PMA Capital Corp. --
     Class A*................         760         5,221
  Presidential Life Corp. ...         490         5,772
  ProAssurance Corp.*........         780        47,541
  RLI Corp. .................         440        25,520
  Safety Insurance Group,
     Inc. ...................         310        11,560
  SeaBright Insurance
     Holdings, Inc. .........         510         5,549
  Selective Insurance Group,
     Inc. ...................       1,239        20,704
  State Auto Financial
     Corp. ..................         340         6,083


See Notes to Financial Statements.

 38


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Stewart Information
     Services Corp. .........         400        $4,552
  Tower Group, Inc. .........       1,040        23,982
  United America Indemnity,
     Ltd. -- Class A*........         860         8,170
  United Fire &
     Casualty Co. ...........         520        11,892
  Universal Insurance
     Holdings, Inc. .........         310         1,566
  Zenith National Insurance
     Corp. ..................         879        33,244
                                            -----------
TOTAL INSURANCE                                 752,816
                                            -----------
  INTERNET & CATALOG RETAIL 0.4%
  1-800-FLOWERS.COM,
     Inc. -- Class A*........         610         1,745
  Blue Nile, Inc.*...........         300        16,197
  Drugstore.Com*.............       2,157         7,895
  Gaiam, Inc. -- Class A.....         380         3,443
  HSN, Inc.*.................         930        28,021
  NutriSystem, Inc. .........         720        13,917
  Orbitz Worldwide, Inc.*....         850         5,601
  Overstock.com, Inc.*.......         370         6,845
  PetMed Express, Inc. ......         550        12,177
  Shutterfly, Inc.*..........         490        11,530
  Stamps.com, Inc.*..........         250         2,650
  US Auto Parts Network,
     Inc.*...................         230         2,162
  Vitacost.com, Inc.*........         260         2,264
                                            -----------
TOTAL INTERNET & CATALOG RETAIL                 114,447
                                            -----------
  INTERNET SOFTWARE & SERVICES 1.4%
  Ancestry.com, Inc.*........         180         3,533
  Archipelago Learning,
     Inc.*...................         170         2,465
  Art Technology Group,
     Inc.*...................       3,658        15,656
  comScore, Inc.*............         510         9,256
  Constant Contact, Inc.*....         560        14,308
  DealerTrack Holdings,
     Inc.*...................         880        13,420
  Dice Holdings, Inc.*.......         370         3,208
  Digital River, Inc.*.......         890        24,867
  DivX, Inc.*................         760         6,354
  EarthLink, Inc. ...........       2,479        22,361
  GSI Commerce, Inc.*........         710        19,347
  Imergent, Inc. ............         180         1,139
  InfoSpace, Inc.*...........         820         8,585
  Innodata Isogen, Inc.*.....         500         1,730
  Internap Network Services
     Corp.*..................       1,189         6,872
  Internet Brands,
     Inc. -- Class A*........         640         6,624
  Internet Capital Group,
     Inc.*...................         860         8,505
  iPass, Inc.*...............       1,179         1,698
  j2 Global Communications,
     Inc.*...................       1,049        25,260
  Keynote Systems, Inc. .....         290         3,184
  Knot, Inc.(The)*...........         700         5,677
  Limelight Networks, Inc.*..         770         3,095
  Liquidity Services, Inc.*..         350         3,980
  LivePerson, Inc.*..........         969         8,004
  LogMeIn, Inc.*.............         170         3,976
  LoopNet, Inc.*.............         470         5,302
  Marchex, Inc. -- Class B...         460         2,420
  MercadoLibre, Inc.*........         610        30,756
  ModusLink Global Solutions,
     Inc.*...................       1,069         9,546
  Move, Inc.*................       3,618         7,960
  NIC, Inc. .................       1,179         8,312
  OpenTable, Inc.*...........          70         2,720
  Openwave Systems, Inc.*....       1,949         4,346
  Perficient, Inc.*..........         650         8,106
  QuinStreet, Inc.*..........         230         3,885
  Rackspace Hosting, Inc.*...       1,559        27,984
  RealNetworks, Inc.*........       1,939         8,047
  Saba Software, Inc.*.......         580         2,958
  SAVVIS, Inc.*..............         850        14,960
  support.com, Inc.*.........       1,089         4,748
  Switch & Data Facilities
     Co., Inc.*..............         480         9,211
  TechTarget, Inc.*..........         270         1,310
  Terremark Worldwide,
     Inc.*...................       1,359         9,744
  Travelzoo, Inc.*...........         130         2,592
  United Online, Inc. .......       1,959        15,613
  ValueClick, Inc.*..........       2,039        20,961
  Vocus, Inc.*...............         390         6,650
  Web.com Group, Inc.*.......         620         2,995
  Zix Corp.*.................       1,479         3,638
                                            -----------
TOTAL INTERNET SOFTWARE & SERVICES              437,868
                                            -----------
  IT SERVICES 1.7%
  Acxiom Corp.*..............       1,589        30,318
  CACI International,
     Inc. -- Class A*........         700        33,201
  Cass Information Systems,
     Inc. ...................         190         6,042
  China Information Security
     Technology, Inc*........         669         4,041
  Ciber, Inc.*...............       1,609         6,388
  Computer Task Group,
     Inc.*...................         350         3,287
  CSG Systems International,
     Inc.*...................         820        18,630
  Cybersource Corp.*.........       1,619        41,576
  Echo Global Logistics,
     Inc.*...................         130         1,754
  eLoyalty Corp.*............         150         1,050
  Euronet Worldwide, Inc.*...       1,139        18,144
  ExlService Holdings,
     Inc.*...................         350         5,572
  Forrester Research, Inc.*..         370        11,881
  Gartner, Inc.*.............       1,579        38,022
  Global Cash Access
     Holdings, Inc.*.........         880         7,638
  Hackett Group Inc (The)*...         969         2,723
  Heartland Payment Systems,
     Inc. ...................         880        16,174
  iGate Corp. ...............         530         6,561
  infoGROUP, Inc.*...........         800         6,408
  Information Services Group,
     Inc.*...................         560         1,926
  Integral Systems, Inc.*....         410         3,575
  Lionbridge Technologies,
     Inc.*...................       1,349         7,298
  Mantech International
     Corp. -- Class A*.......         510        22,965
  MAXIMUS, Inc. .............         410        25,383
  MoneyGram International,
     Inc.*...................       1,929         5,884
  NCI, Inc. -- Class A*......         150         4,262
  Ness Technologies, Inc.*...         910         5,888
  Online Resources Corp.*....         600         2,796
  RightNow Technologies,
     Inc.*...................         510         8,364
  Sapient Corp. .............       1,979        20,245
  SRA International,
     Inc. -- Class A*........         979        22,595
  StarTek, Inc.*.............         280         1,898
  Syntel, Inc. ..............         300        10,836
  TeleTech Holdings, Inc.*...         760        12,578
  Tier Technologies, Inc.*...         380         3,181
  TNS, Inc.*.................         590        15,311
  Unisys Corp.*..............         990        27,740
  VeriFone Holdings, Inc.*...       1,689        32,142
  Virtusa Corp.*.............         310         3,190
  Wright Express Corp.*......         900        30,573
                                            -----------
TOTAL IT SERVICES                               528,040
                                            -----------
  LEISURE EQUIPMENT & PRODUCTS 0.7%
  Brunswick Corp. ...........       2,069        43,242
  Callaway Golf Co. .........       1,509        14,170
  Eastman Kodak Co.*.........       6,287        38,476
  JAKKS Pacific, Inc.*.......         650         9,939
  Leapfrog Enterprises,
     Inc.*...................         800         5,472


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 39



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Marine Products Corp.*.....         230        $1,633
  Polaris Industries, Inc. ..         720        42,602
  Pool Corp. ................       1,129        27,694
  RC2 Corp.*.................         500         9,185
  Smith & Wesson Holding
     Corp.*..................       1,389         6,181
  Sport Supply Group, Inc. ..         220         2,950
  Steinway Musical
     Instruments*............         160         3,066
  Sturm Ruger & Co., Inc. ...         450         7,511
                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS              212,121
                                            -----------
  LIFE SCIENCES TOOLS & SERVICES 0.6%
  Accelrys, Inc.*............         640         4,474
  Affymetrix, Inc.*..........       1,659        11,513
  Albany Molecular Research,
     Inc.*...................         550         4,400
  BioDelivery Sciences
     International, Inc.*....         240           833
  Bruker Corp.*..............       1,149        17,568
  Cambrex Corp.*.............         690         3,029
  Dionex Corp.*..............         410        33,444
  Enzo Biochem, Inc.*........         770         4,597
  eResearchTechnology,
     Inc.*...................         999         7,363
  Harvard Bioscience, Inc.*..         580         2,424
  Kendle International,
     Inc.*...................         350         5,793
  Luminex Corp.*.............         970        15,772
  Parexel International
     Corp.*..................       1,349        31,809
  Sequenom, Inc.*............       1,429         8,860
  Varian, Inc.*..............         680        35,217
                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES            187,096
                                            -----------
  MACHINERY 2.3%
  3D Systems Corp.*..........         420         6,535
  Actuant Corp. -- Class A...       1,589        36,436
  Alamo Group, Inc. .........         180         4,241
  Albany International
     Corp. -- Class A........         630        16,046
  Altra Holdings, Inc.*......         630         9,551
  American Railcar
     Industries, Inc. .......         220         3,597
  Ampco-Pittsburgh Corp. ....         200         5,142
  Astec Industries, Inc.*....         420        13,910
  Badger Meter, Inc. ........         350        14,476
  Barnes Group, Inc. ........       1,089        22,651
  Blount International,
     Inc.*...................         900        10,098
  Briggs & Stratton Corp. ...       1,169        27,752
  Cascade Corp. .............         210         7,321
  Chart Industries, Inc.*....         670        15,403
  China Fire & Security
     Group, Inc.*............         330         4,514
  CIRCOR International,
     Inc. ...................         400        13,784
  CLARCOR, Inc. .............       1,189        44,968
  Colfax Corp.*..............         560         7,308
  Columbus McKinnon Corp.*...         450         8,114
  Duoyuan Printing, Inc.*....         190         1,645
  Dynamic Materials Corp. ...         300         5,388
  Eastern Co. (The)..........         140         2,275
  Energy Recovery, Inc.*.....         790         4,764
  EnPro Industries, Inc.*....         470        14,843
  ESCO Technologies, Inc. ...         610        18,818
  Federal Signal Corp. ......       1,139         9,180
  Flow International Corp.*..       1,069         3,378
  Force Protection, Inc.*....       1,639         8,769
  FreightCar America, Inc. ..         280         8,014
  Gorman-Rupp Co. ...........         340         9,483
  Graham Corp. ..............         240         4,284
  Greenbrier Cos., Inc.*.....         390         6,349
  Hurco Cos., Inc.*..........         150         2,919
  John Bean Technologies
     Corp. ..................         650        11,940
  Kadant, Inc.*..............         290         5,803
  Kaydon Corp. ..............         780        32,471
  LB Foster Co. -- Class A*..         240         7,104
  Lindsay Corp. .............         290        11,029
  Met-Pro Corp. .............         340         3,458
  Middleby Corp.*............         380        23,226
  Miller Industries, Inc. ...         240         3,432
  Mueller Industries, Inc. ..         870        25,795
  Mueller Water Products,
     Inc. -- Class A.........       3,608        20,205
  NACCO Industries,
     Inc. -- Class A.........         130        11,302
  Nordson Corp. .............         790        56,738
  Omega Flex, Inc. ..........          60           734
  PMFG, Inc.*................         349         5,019
  Portec Rail Products,
     Inc. ...................         160         1,891
  RBC Bearings, Inc.*........         510        16,096
  Robbins & Myers, Inc. .....         620        16,064
  Sauer-Danfoss, Inc.*.......         260         4,225
  SmartHeat, Inc.*...........         210         1,762
  Sun Hydraulics Corp. ......         290         8,123
  Tecumseh Products
     Co. -- Class A*.........         430         5,495
  Tennant Co. ...............         440        15,176
  Titan International,
     Inc. ...................         830        10,300
  Trimas Corp.*..............         360         3,661
  Twin Disc, Inc. ...........         200         2,824
  Watts Water Technologies,
     Inc. -- Class A.........         690        24,481
                                            -----------
TOTAL MACHINERY                                 700,310
                                            -----------
  MARINE 0.1%
  American Commercial Lines,
     Inc.*...................         210         4,284
  Eagle Bulk Shipping,
     Inc.*...................       1,449         8,390
  Genco Shipping & Trading,
     Ltd.*...................         600        13,896
  Horizon Lines,
     Inc. -- Class A.........         710         3,884
  International Shipholding
     Corp. ..................         130         3,944
  Ultrapetrol Bahamas,
     Ltd.*...................         510         3,121
                                            -----------
TOTAL MARINE                                     37,519
                                            -----------
  MEDIA 1.0%
  Arbitron, Inc. ............         620        19,102
  Ascent Media
     Corp. -- Series A*......         330         9,742
  Belo Corp. -- Class A......       2,089        18,112
  Carmike Cinemas, Inc.*.....         260         4,363
  Cinemark Holdings, Inc. ...         760        13,878
  CKX, Inc.*.................       1,359         7,991
  Crown Media Holdings,
     Inc. -- Class A*........         260           471
  Dolan Media Co.*...........         700         8,323
  E.W. Scripps Co. --
     Class A*................         709         7,756
  Fisher Communications,
     Inc.*...................         140         2,106
  Global Sources, Ltd.*......         380         2,785
  Harte-Hanks, Inc. .........         890        12,816
  Journal Communications,
     Inc. -- Class A*........         960         5,443
  Knology, Inc.*.............         700         9,191
  LIN TV Corp. -- Class A*...         630         4,555
  Live Nation, Inc.*.........       3,258        51,118
  LodgeNet Entertainment
     Corp.*..................         529         3,491
  Martha Stewart Living
     Omnimedia, Inc. --
     Class A*................         620         4,142
  Mediacom Communications
     Corp. -- Class A*.......         920         6,090
  National CineMedia, Inc. ..         989        18,831
  Outdoor Channel Holdings,
     Inc.*...................         340         2,349
  Playboy Enterprises,
     Inc. -- Class B*........         500         2,090
  Primedia, Inc. ............         390         1,361
  RCN Corp.*.................         850        12,478


See Notes to Financial Statements.

 40


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Reading International,
     Inc. -- Class A*........         410        $1,710
  Rentrak Corp.*.............         220         4,814
  Scholastic Corp. ..........         530        14,315
  Sinclair Broadcast Group,
     Inc. -- Class A*........       1,000         6,890
  Valassis Communications,
     Inc.*...................       1,129        36,907
  Value Line, Inc. ..........          30           651
  World Wrestling
     Entertainment,
     Inc. -- Class A.........         510         9,307
                                            -----------
TOTAL MEDIA                                     303,178
                                            -----------
  METALS & MINING 0.9%
  Allied Nevada Gold Corp.*..       1,289        23,563
  AM Castle & Co.*...........         390         5,351
  AMCOL International
     Corp. ..................         550        15,807
  Brush Engineered Materials,
     Inc.*...................         470        13,973
  Century Aluminum Co.*......       1,329        17,915
  China Precision Stl,
     Inc.*...................         730         1,504
  Coeur d'Alene Mines
     Corp.*..................       1,909        34,209
  General Moly, Inc.*........       1,489         5,569
  General Stl Hldgs, Inc.*...         480         1,790
  Haynes International,
     Inc. ...................         280        10,055
  Hecla Mining Co.*..........       5,547        33,116
  Horsehead Holding Corp.*...       1,019        12,106
  Kaiser Aluminum Corp. .....         360        14,468
  Olympic Steel, Inc. .......         210         6,674
  Paramount Gold and Silver
     Corp.*..................       1,829         3,475
  RTI International Metals,
     Inc.*...................         700        18,935
  Stillwater Mining Co.*.....         959        16,207
  Sutor Technology Group
     Ltd.*...................         190           522
  Universal Stainless &
     Alloy*..................         160         3,733
  US Gold Corp.*.............       1,869         6,373
  Worthington Industries,
     Inc. ...................       1,409        22,502
                                            -----------
TOTAL METALS & MINING                           267,847
                                            -----------
  MULTI-UTILITIES 0.3%
  Avista Corp. ..............       1,279        27,665
  Black Hills Corp. .........         910        29,930
  CH Energy Group, Inc. .....         370        15,325
  NorthWestern Corp. ........         840        25,385
                                            -----------
TOTAL MULTI-UTILITIES                            98,305
                                            -----------
  MULTILINE RETAIL 0.3%
  99 Cents Only Stores*......       1,099        17,056
  Dillard's, Inc. --
     Class A.................       1,199        33,668
  Fred's, Inc. -- Class A....         940        13,057
  Retail Ventures, Inc.*.....         580         6,276
  Saks, Inc.*................       2,958        28,840
  Tuesday Morning Corp.*.....         700         3,955
                                            -----------
TOTAL MULTILINE RETAIL                          102,852
                                            -----------
  OIL, GAS & CONSUMABLE FUELS 2.8%
  Alon USA Energy, Inc. .....         190         1,389
  Apco Oil and Gas
     International, Inc. ....         210         5,867
  Approach Resources, Inc.*..         280         2,506
  Arena Resources, Inc.*.....         899        33,200
  Atlas Energy, Inc.*........       1,579        56,970
  ATP Oil & Gas Corp.*.......         930        16,982
  Berry Petroleum
     Co. -- Class A..........       1,189        38,488
  Bill Barrett Corp.*........         900        30,672
  BPZ Resources, Inc.*.......       2,169        14,359
  Brigham Exploration Co.*...       2,319        45,244
  Carrizo Oil & Gas, Inc.*...         650        14,261
  Cheniere Energy, Inc.*.....       1,319         5,474
  Clayton Williams Energy,
     Inc.*...................         140         6,504
  Clean Energy Fuels Corp.*..         840        14,801
  Cloud Peak Energy, Inc.*...         720        11,520
  Contango Oil & Gas Co.*....         280        15,372
  CREDO Petroleum Corp.*.....         160         1,552
  Crosstex Energy, Inc.*.....         950         8,579
  Cubic Energy, Inc.*........         630           655
  CVR Energy, Inc.*..........         540         4,585
  Delek US Holdings, Inc. ...         300         2,103
  Delta Petroleum Corp.*.....       4,168         6,419
  DHT Maritime, Inc. ........       1,159         5,470
  Endeavour International
     Corp.*..................       2,669         4,324
  Evergreen Energy, Inc.*....       3,058           676
  FX Energy, Inc.*...........         999         4,306
  General Maritime Corp. ....       1,139         9,237
  Georesources, Inc.*........         210         3,604
  GMX Resources, Inc.*.......         730         5,847
  Golar LNG, Ltd.*...........         760         9,872
  Goodrich Petroleum Corp.*..         570         9,650
  Gran Tierra Energy, Inc.*..       4,778        28,955
  Green Plains Renewable
     Energy, Inc.*...........         269         3,693
  Gulfport Energy Corp.*.....         620         7,750
  Harvest Natural Resources,
     Inc.*...................         770         6,799
  International Coal Group,
     Inc.*...................       2,784        14,672
  Isramco, Inc.*.............          30         1,859
  James River Coal Co.*......         650        12,233
  Knightsbridge Tankers,
     Ltd. ...................         400         7,576
  McMoRan Exploration Co.*...       1,907        22,770
  Nordic American Tanker
     Shipping, Ltd. .........       1,099        34,333
  Northern Oil And Gas,
     Inc.*...................         840        13,658
  Oilsands Quest, Inc.*......       5,474         4,841
  Panhandle Oil and Gas,
     Inc. -- Class A.........         170         4,243
  Patriot Coal Corp.*........       1,729        34,044
  Penn Virginia Corp. .......       1,060        27,041
  Petroleum Development
     Corp.*..................         450        10,534
  Petroquest Energy, Inc.*...       1,199         7,086
  PrimeEnergy Corp.*.........          10           225
  Rex Energy Corp.*..........         710         9,443
  Rosetta Resources, Inc.*...       1,229        30,602
  Ship Finance International,
     Ltd. ...................       1,040        20,592
  Stone Energy Corp.*........         979        15,958
  Swift Energy Co.*..........         880        31,838
  Syntroleum Corp.*..........       1,479         3,343
  Teekay Tankers, Ltd. ......         250         3,185
  Toreador Resources Corp.*..         580         5,261
  Uranerz Energy Corp.*......       1,219         2,011
  Uranium Energy Corp.*......       1,319         3,772
  USEC, Inc.*................       2,629        15,774
  Vaalco Energy, Inc.*.......       1,369         7,680
  Venoco, Inc.*..............         420         6,258
  W&T Offshore, Inc. ........         800         7,576
  Warren Resources, Inc.*....       1,659         5,939
  Western Refining, Inc.*....         950         5,092
  Westmoreland Coal Co.*.....         240         3,374
  World Fuel Services
     Corp. ..................       1,379        39,205
  Zion Oil & Gas, Inc.*......         340         2,173
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS               851,876
                                            -----------
  PAPER & FOREST PRODUCTS 0.7%
  Buckeye Technologies,
     Inc.*...................         909        12,835
  Clearwater Paper Corp.*....         270        17,193
  Deltic Timber Corp. .......         250        13,155
  Domtar Corp.*..............         970        68,715
  Glatfelter.................       1,069        15,704


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 41



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Kapstone Paper and
     Packaging Corp.*........         770        $9,933
  Louisiana-Pacific Corp.*...       2,939        34,563
  Neenah Paper, Inc. ........         340         5,950
  Schweitzer-Mauduit
     International, Inc. ....         410        23,337
  Wausau Paper Corp.*........       1,019         9,018
                                            -----------
TOTAL PAPER & FOREST PRODUCTS                   210,403
                                            -----------
  PERSONAL PRODUCTS 0.3%
  American Oriental
     Bioengineering, Inc.*...       1,449         5,869
  China Sky One Med, Inc.*...         240         3,401
  China-Biotics, Inc.*.......         220         3,920
  Elizabeth Arden, Inc.*.....         570        10,380
  Female Health Co. (The)....         370         2,364
  Inter Parfums, Inc. .......         330         5,702
  Mannatech, Inc. ...........         370         1,428
  Medifast, Inc.*............         300         9,576
  Nu Skin Enterprises,
     Inc. -- Class A.........       1,159        34,840
  Nutraceutical International
     Corp.*..................         260         4,022
  Prestige Brands Holdings,
     Inc.*...................         790         7,695
  Revlon, Inc. -- Class A*...         460         8,059
  Schiff Nutrition
     International, Inc. ....         260         1,843
  USANA Health Sciences,
     Inc.*...................         150         5,438
                                            -----------
TOTAL PERSONAL PRODUCTS                         104,537
                                            -----------
  PHARMACEUTICALS 1.3%
  Acura Pharmaceuticals,
     Inc.*...................         190           699
  Adolor Corp.*..............       1,089         2,124
  Akorn, Inc.*...............       1,319         2,770
  Ardea Biosciences, Inc.*...         330         8,382
  ARYx Therapeutics, Inc.*...         490           432
  Auxilium Pharmaceuticals,
     Inc.*...................       1,080        38,448
  AVANIR Pharmaceuticals,
     Inc. -- Class A*........       1,509         4,859
  Biodel, Inc.*..............         360         1,620
  BioMimetic Therapeutics,
     Inc.*...................         320         4,266
  BMP Sunstone Corp.*........         760         4,081
  Cadence Pharmaceuticals,
     Inc.*...................         580         5,684
  Caraco Pharmaceutical
     Laboratories, Ltd.*.....         240         1,548
  Cornerstone Therapeutics,
     Inc.*...................         150         1,048
  Cumberland Pharmaceuticals,
     Inc.*...................         190         2,023
  Cypress Bioscience, Inc.*..         890         4,486
  Depomed, Inc.*.............       1,199         4,832
  Discovery Laboratories,
     Inc.*...................       3,498         1,752
  Durect Corp.*..............       2,029         5,783
  Hi-Tech Pharmacal Co.,
     Inc.*...................         200         4,866
  Impax Laboratories, Inc.*..       1,419        25,684
  Inspire Pharmaceuticals,
     Inc.*...................       1,439         9,857
  Ista Pharmaceuticals,
     Inc.*...................         780         3,050
  Javelin Pharmaceuticals,
     Inc.*...................       1,239         2,701
  KV Pharmaceutical
     Co. -- Class A*.........         870         1,348
  Lannett Co., Inc.*.........         240         1,126
  MAP Pharmaceuticals,
     Inc.*...................         210         3,772
  Matrixx Initiatives,
     Inc.*...................         220         1,126
  Medicines Co.(The)*........       1,239         9,094
  Medicis Pharmaceutical
     Corp. -- Class A........       1,379        34,999
  MiddleBrook
     Pharmaceuticals, Inc.*..         850           256
  Nektar Therapeutics*.......       2,169        30,279
  Obagi Medical Products,
     Inc.*...................         400         5,392
  Optimer Pharmaceuticals,
     Inc.*...................         778         9,577
  Pain Therapeutics, Inc.*...         810         4,860
  Par Pharmaceutical Cos.,
     Inc.*...................         820        22,255
  Pozen, Inc.*...............         610         6,606
  Questcor Pharmaceuticals,
     Inc.*...................       1,349        13,139
  Repros Therapeutics,
     Inc.*...................         370           315
  Salix Pharmaceuticals
     Ltd.*...................       1,299        52,220
  Santarus, Inc.*............       1,219         3,998
  Sucampo Pharmaceuticals,
     Inc. -- Class A*........         250         1,028
  SuperGen, Inc.*............       1,389         4,098
  Viropharma, Inc.*..........       1,809        23,010
  Vivus, Inc.*...............       1,879        19,147
  XenoPort, Inc.*............         700         7,280
                                            -----------
TOTAL PHARMACEUTICALS                           395,920
                                            -----------
  PROFESSIONAL SERVICES 1.1%
  Acacia Research -- Acacia
     Technologies*...........         750        11,160
  Administaff, Inc. .........         490        10,849
  Advisory Board Co.(The)*...         360        11,855
  Barrett Business Services,
     Inc. ...................         180         2,772
  CBIZ, Inc.*................       1,029         7,213
  CDI Corp. .................         290         5,055
  Corporate Executive Board
     Co.(The)................         800        21,968
  CoStar Group, Inc.*........         470        20,656
  CRA International, Inc.*...         260         6,040
  Diamond Management &
     Technology Consultants,
     Inc. ...................         560         4,547
  Exponent, Inc.*............         320         9,539
  Franklin Covey Co.*........         300         2,364
  GP Strategies Corp.*.......         370         2,986
  Heidrick & Struggles
     International, Inc. ....         400        10,564
  Hill International, Inc.*..         580         3,724
  Huron Consulting Group,
     Inc.*...................         500        11,710
  ICF International, Inc.*...         260         6,022
  Kelly Services,
     Inc. -- Class A*........         610         9,809
  Kforce, Inc.*..............         670         9,306
  Korn/Ferry International*..       1,049        17,004
  Mistras Group, Inc.*.......         230         2,698
  Navigant Consulting,
     Inc.*...................       1,169        15,057
  Odyssey Marine Exploration,
     Inc.*...................       1,489         1,995
  On Assignment, Inc.*.......         850         5,975
  Resources Connection,
     Inc.*...................       1,059        18,575
  School Specialty, Inc.*....         440        10,322
  SFN Group, Inc.*...........       1,209        10,337
  Towers Watson &
     Co. -- Class A..........         999        47,952
  TrueBlue, Inc.*............       1,029        16,248
  Volt Information Sciences,
     Inc.*...................         280         3,511
  VSE Corp. .................         100         4,019
                                            -----------
TOTAL PROFESSIONAL SERVICES                     321,832
                                            -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.5%
  Acadia Realty Trust........         930        17,744
  Agree Realty Corp. ........         170         4,357
  Alexander's, Inc.*.........          50        15,891
  American Campus
     Communities, Inc. ......       1,219        34,339
  American Capital Agency
     Corp. ..................         380        10,454
  Anworth Mortgage Asset
     Corp. ..................       2,659        17,842
  Apollo Commercial Real
     Estate Finance, Inc. ...         230         4,142
  Ashford Hospitality Trust,
     Inc.*...................       1,190        11,067
  Associated Estates Realty
     Corp. ..................         460         6,454
  BioMed Realty Trust,
     Inc. ...................       2,299        42,554
  CapLease, Inc. ............       1,209         7,048
  Capstead Mortgage Corp. ...       1,619        18,327
  CBL & Associates
     Properties, Inc. .......       3,228        47,129
  Cedar Shopping Centers,
     Inc. ...................       1,059         8,430
  Chesapeake Lodging Trust*..         180         3,379
  Cogdell Spencer, Inc. .....         700         5,306


See Notes to Financial Statements.

 42


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Colonial Properties Trust..       1,549       $24,428
  Colony Financial, Inc. ....         340         6,463
  Cousins Properties, Inc. ..       1,739        14,016
  CreXus Investment Corp. ...         320         4,227
  Cypress Sharpridge
     Investments, Inc. ......         390         5,047
  DCT Industrial Trust,
     Inc. ...................       4,788        25,185
  Developers Diversified
     Realty Corp. ...........       4,808        59,090
  DiamondRock Hospitality
     Co.*....................       2,909        31,970
  DuPont Fabros Technology,
     Inc. ...................         620        13,745
  Dynex Capital, Inc. .......         280         2,596
  EastGroup Properties,
     Inc. ...................         629        25,714
  Education Realty Trust,
     Inc. ...................       1,329         9,396
  Entertainment Properties
     Trust...................         980        42,846
  Equity Lifestyle
     Properties, Inc. .......         590        32,751
  Equity One, Inc. ..........         819        15,897
  Extra Space Storage,
     Inc. ...................       2,029        30,476
  FelCor Lodging Trust,
     Inc.*...................       1,519        12,319
  First Industrial Realty
     Trust, Inc.*............       1,239         9,887
  First Potomac Realty
     Trust...................         887        14,387
  Franklin Street Properties
     Corp. ..................       1,569        23,127
  Getty Realty Corp. ........         410        10,156
  Gladstone Commercial
     Corp. ..................         200         3,240
  Glimcher Realty Trust......       1,449         9,868
  Government Properties
     Income Trust............         390        10,573
  Gramercy Capital Corp.*....         999         2,527
  Hatteras Financial Corp. ..         850        22,669
  Healthcare Realty Trust,
     Inc. ...................       1,389        33,530
  Hersha Hospitality Trust...       2,831        16,335
  Highwoods Properties,
     Inc. ...................       1,659        53,038
  Home Properties, Inc. .....         810        40,249
  Inland Real Estate Corp. ..       1,649        15,534
  Invesco Mortgage Capital...         390         8,053
  Investors Real Estate
     Trust...................       1,709        14,920
  iStar Financial, Inc.*.....       2,209        14,822
  Kilroy Realty Corp. .......       1,010        35,411
  Kite Realty Group Trust....       1,080         5,854
  LaSalle Hotel Properties...       1,489        39,235
  Lexington Realty Trust.....       2,279        16,135
  LTC Properties, Inc. ......         540        15,066
  Medical Properties Trust,
     Inc. ...................       1,879        18,884
  MFA Mortgage Investments,
     Inc. ...................       6,567        46,691
  Mid-America Apartment
     Communities, Inc. ......         660        36,478
  Mission West Properties....         410         2,968
  Monmouth Real Estate
     Investment
     Corp. -- Class A........         510         3,958
  National Health Investors,
     Inc. ...................         610        24,778
  National Retail Properties,
     Inc. ...................       1,869        43,978
  NorthStar Realty Finance
     Corp. ..................       1,559         7,358
  Omega Healthcare Investors,
     Inc. ...................       2,077        41,582
  Parkway Properties, Inc. ..         510        10,047
  Pebblebrook Hotel Trust*...         440         8,668
  Pennsylvania Real Estate
     Investment Trust........         900        14,211
  Pennymac Mortgage
     Investment Trust*.......         340         5,923
  Post Properties, Inc. .....       1,139        29,341
  Potlatch Corp. ............         930        34,838
  PS Business Parks, Inc. ...         420        25,200
  RAIT Financial Trust*......       1,739         7,060
  Ramco-Gershenson
     Properties..............         610         7,601
  Redwood Trust, Inc. .......       1,819        30,341
  Resource Capital Corp. ....         759         5,396
  Saul Centers, Inc. ........         150         5,929
  Sovran Self Storage,
     Inc. ...................         640        23,610
  Starwood Property Trust,
     Inc. ...................       1,089        20,637
  Strategic Hotels & Resorts,
     Inc.*...................       1,759        11,293
  Sun Communities, Inc. .....         390        11,279
  Sunstone Hotel Investors,
     Inc.*...................       2,299        29,266
  Tanger Factory Outlet
     Centers.................         940        39,104
  Terreno Realty Corp.*......         210         3,950
  Transcontinental Realty
     Investors, Inc.*........          30           309
  U-Store-It Trust...........       1,869        16,111
  UMH Properties, Inc. ......         220         2,064
  Universal Health Realty
     Income Trust............         260         8,637
  Urstadt Biddle Properties,
     Inc- Class A............         480         8,093
  Walter Investment
     Management Corp. .......         540         9,790
  Washington Real Estate
     Investment Trust........       1,369        43,055
  Winthrop Realty Trust......         350         4,725
                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     1,668,398
                                            -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  American Realty Investors,
     Inc.*...................          60           509
  Avatar Holdings, Inc.*.....         180         4,291
  China Housing & Land
     Development, Inc.*......         639         2,211
  Consolidated-Tomoka Land
     Co. ....................         130         4,444
  Forestar Real Estate Group,
     Inc.*...................         840        18,934
  Tejon Ranch Co.*...........         250         7,190
                                            -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                    37,579
                                            -----------
  ROAD & RAIL 0.9%
  Amerco, Inc.*..............         210        13,115
  Arkansas Best Corp. .......         590        17,971
  Avis Budget Group, Inc.*...       2,389        36,122
  Celadon Group, Inc.*.......         520         7,764
  Dollar Thrifty Automotive
     Group*..................         670        29,473
  Genesee & Wyoming,
     Inc. -- Class A*........         870        34,017
  Heartland Express, Inc. ...       1,179        19,501
  Knight Transportation,
     Inc. ...................       1,339        28,507
  Marten Transport, Ltd.*....         360         7,866
  Old Dominion Freight Line,
     Inc.*...................         650        23,322
  Patriot Transportation
     Holding, Inc.*..........          30         2,518
  RailAmerica, Inc.*.........         520         6,703
  Saia, Inc.*................         369         6,114
  Universal Truckload
     Services, Inc.*.........         140         2,556
  USA Truck, Inc.*...........         180         3,316
  Werner Enterprises, Inc. ..         999        22,398
  YRC Worldwide, Inc.*.......      24,391        13,578
                                            -----------
TOTAL ROAD & RAIL                               274,841
                                            -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
  Actel Corp.*...............         610         9,467
  Advanced Analogic
     Technologies, Inc.*.....       1,009         3,834
  Advanced Energy Industries,
     Inc.*...................         770        11,334
  Amkor Technology, Inc.*....       2,559        19,295
  Anadigics, Inc.*...........       1,479         7,439
  Applied Micro Circuits
     Corp.*..................       1,539        17,360
  Atheros Communications,
     Inc.*...................       1,579        61,328
  ATMI, Inc.*................         740        13,416
  Brooks Automation, Inc.*...       1,509        14,667
  Cabot Microelectronics
     Corp.*..................         550        21,098
  Cavium Networks, Inc.*.....         850        23,468
  Ceva, Inc.*................         489         5,985
  Cirrus Logic, Inc.*........       1,529        19,434
  Cohu, Inc. ................         550         8,882
  Cymer, Inc.*...............         700        23,905
  Diodes, Inc.*..............         790        16,961
  DSP Group, Inc.*...........         530         4,330


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 43



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Entegris, Inc.*............       3,048       $18,867
  Entropic Communications,
     Inc.*...................       1,239         6,542
  Exar Corp.*................         830         6,134
  FEI Co.*...................         880        19,800
  Formfactor, Inc.*..........       1,159        17,397
  GSI Technology, Inc.*......         430         2,782
  Hittite Microwave Corp.*...         500        25,640
  IXYS Corp.*................         560         5,057
  Kopin Corp.*...............       1,579         6,648
  Kulicke & Soffa Industries,
     Inc.*...................       1,599        13,112
  Lattice Semiconductor
     Corp.*..................       2,699        14,224
  MEMSIC, Inc.*..............         360         1,195
  Micrel, Inc. ..............       1,060        12,370
  Microsemi Corp.*...........       1,899        31,447
  Microtune, Inc.*...........       1,219         3,267
  MIPS Technologies, Inc.*...       1,059         5,284
  MKS Instruments, Inc.*.....       1,159        26,286
  Monolithic Power Systems,
     Inc.*...................         790        19,473
  Netlogic Microsystems,
     Inc.*...................       1,099        34,256
  NVE Corp.*.................         110         5,305
  OmniVision Technologies,
     Inc.*...................       1,169        20,528
  Pericom Semiconductor
     Corp.*..................         590         6,891
  Photronics, Inc.*..........       1,239         6,753
  PLX Technology, Inc.*......         870         4,568
  Power Integrations, Inc. ..         560        21,549
  RF Micro Devices, Inc.*....       6,227        34,996
  Rubicon Technology, Inc.*..         290         7,871
  Rudolph Technologies,
     Inc.*...................         720         6,862
  Semtech Corp.*.............       1,429        25,936
  Sigma Designs, Inc.*.......         720         8,539
  Silicon Image, Inc.*.......       1,749         6,506
  Skyworks Solutions, Inc.*..       3,928        66,148
  Standard Microsystems
     Corp.*..................         510        13,097
  Supertex, Inc.*............         260         7,023
  Tessera Technologies,
     Inc.*...................       1,139        23,099
  Trident Microsystems,
     Inc.*...................       1,479         2,559
  TriQuint Semiconductor,
     Inc.*...................       3,448        25,998
  Ultratech, Inc.*...........         550         8,080
  Veeco Instruments, Inc.*...         900        39,591
  Virage Logic Corp.*........         380         3,526
  Volterra Semiconductor
     Corp.*..................         559        13,394
  White Electronic Designs
     Corp.*..................         540         3,780
  Zoran Corp.*...............       1,209        11,764
                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     926,347
                                            -----------
  SOFTWARE 3.5%
  ACI Worldwide, Inc.*.......         820        15,408
  Actuate Corp.*.............       1,049         5,937
  Advent Software, Inc.*.....         360        16,265
  American Software,
     Inc. -- Class A.........         520         3,323
  ArcSight, Inc.*............         430         9,774
  Ariba, Inc.*...............       2,049        29,239
  AsiaInfo Holdings, Inc.*...         730        20,739
  Blackbaud, Inc. ...........       1,029        23,719
  Blackboard, Inc.*..........         780        33,189
  Bottomline Technologies,
     Inc.*...................         630        10,962
  Callidus Software, Inc.*...         600         1,902
  China TransInfo Technology
     Corp.*..................         200         1,400
  Commvault Systems, Inc.*...         979        20,510
  Concur Technologies,
     Inc.*...................         930        38,976
  Deltek, Inc.*..............         430         3,384
  DemandTec, Inc.*...........         470         3,177
  Double-Take Software,
     Inc.*...................         400         4,300
  Dynamics Research Corp.*...         200         2,860
  Ebix, Inc.*................         530         8,623
  Epicor Software Corp.*.....       1,109        10,181
  EPIQ Systems, Inc.*........         760         9,158
  ePlus, Inc.*...............          90         1,675
  Fair Isaac Corp. ..........       1,149        24,198
  FalconStor Software,
     Inc.*...................         810         2,422
  Fortinet, Inc.*............         290         5,156
  GSE Systems, Inc.*.........         440         2,464
  Informatica Corp.*.........       2,039        50,995
  Interactive Intelligence,
     Inc.*...................         300         5,931
  Jack Henry & Associates,
     Inc. ...................       1,959        49,994
  JDA Software Group, Inc.*..         780        22,542
  Kenexa Corp.*..............         530         7,955
  Lawson Software, Inc.*.....       3,218        24,972
  Manhattan Associates,
     Inc.*...................         540        15,476
  Mentor Graphics Corp.*.....       2,485        22,340
  MicroStrategy,
     Inc. -- Class A*........         210        16,086
  Monotype Imaging Holdings,
     Inc.*...................         510         5,324
  Net 1 UEPS Technologies,
     Inc.*...................         730        11,972
  Netscout Systems, Inc.*....         580         8,422
  NetSuite, Inc.*............         390         5,495
  Opnet Technologies, Inc. ..         310         4,979
  Parametric Technology
     Corp.*..................       2,719        50,546
  Pegasystems, Inc. .........         350        11,085
  Pervasive Software, Inc.*..         360         1,793
  Phoenix Technologies
     Ltd.*...................         820         2,452
  Progress Software Corp.*...         939        30,283
  PROS Holdings, Inc.*.......         450         4,095
  QAD, Inc.*.................         291         1,606
  Quest Software, Inc.*......       1,429        25,050
  Radiant Systems, Inc.*.....         640         9,005
  Renaissance Learning,
     Inc. ...................         150         2,132
  Rosetta Stone, Inc.*.......         150         3,876
  S1 Corp.*..................       1,239         7,645
  Smith Micro Software,
     Inc.*...................         670         6,358
  Solarwinds, Inc.*..........         280         5,197
  Solera Holdings, Inc. .....       1,629        63,319
  SonicWALL, Inc.*...........       1,259        12,754
  Sourcefire, Inc.*..........         520        11,632
  SRS Labs, Inc.*............         270         2,527
  SuccessFactors, Inc.*......       1,080        22,604
  Symyx Technologies*........         800         4,360
  Synchronoss Technologies,
     Inc.*...................         440         8,989
  Take-Two Interactive
     Software, Inc.*.........       1,978        21,501
  Taleo Corp. Class A*.......         920        23,902
  TeleCommunication Systems,
     Inc.  -- Class A*.......       1,028         7,104
  THQ, Inc.*.................       1,579        12,000
  TIBCO Software, Inc.*......       3,898        44,437
  Tivo, Inc.*................       2,579        45,184
  Tyler Technologies, Inc.*..         730        12,439
  Ultimate Software Group,
     Inc.*...................         570        19,067
  Unica Corp.*...............         330         3,062
  Vasco Data Security
     International, Inc.*....         630         4,082
  Websense, Inc.*............       1,039        23,658
                                            -----------
TOTAL SOFTWARE                                1,065,168
                                            -----------
  SPECIALTY RETAIL 3.0%
  America's Car-Mart, Inc.*..         230         5,826
  AnnTaylor Stores Corp.*....       1,369        29,707
  Asbury Automotive Group,
     Inc.*...................         750        11,663
  Bebe Stores, Inc. .........         560         4,614
  Big 5 Sporting Goods
     Corp. ..................         500         8,475


See Notes to Financial Statements.

 44


RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Books-A-Million, Inc. .....         160        $1,184
  Borders Group, Inc.*.......       1,149         2,918
  Brown Shoe Co., Inc. ......         970        18,236
  Buckle, Inc.(The)..........         600        21,708
  Build-A-Bear Workshop,
     Inc.*...................         390         3,728
  Cabela's, Inc.*............         939        17,052
  Cato Corp. -- Class A......         650        15,438
  Charming Shoppes, Inc.*....       2,709        15,306
  Children's Place Retail
     Stores, Inc.(The)*......         520        23,826
  Christopher & Banks
     Corp. ..................         840         8,224
  Citi Trends, Inc.*.........         340        11,404
  Coldwater Creek, Inc.*.....       1,339         9,480
  Collective Brands, Inc.*...       1,499        35,152
  Conn's, Inc.*..............         230         2,192
  Destination Maternity
     Corp.*..................         110         3,476
  Dress Barn, Inc.(The)*.....       1,467        40,607
  DSW, Inc. -- Class A*......         280         8,456
  Finish Line, Inc. -- Class
     A.......................         990        15,949
  Genesco, Inc.*.............         530        17,644
  Group 1 Automotive, Inc.*..         560        17,388
  Gymboree Corp.*............         680        33,408
  Haverty Furniture Cos.,
     Inc. ...................         420         6,846
  hhgregg, Inc.*.............         300         8,589
  Hibbett Sports, Inc.*......         670        18,425
  Hot Topic, Inc. ...........       1,030         7,869
  J. Crew Group, Inc.*.......       1,179        54,788
  Jo-Ann Stores, Inc.*.......         620        27,354
  Jos. A. Bank Clothiers,
     Inc.*...................         430        26,170
  Kirkland's, Inc.*..........         290         6,458
  Lithia Motors,
     Inc. -- Class A*........         480         3,830
  Lumber Liquidators
     Holdings, Inc.*.........         340        10,356
  Men's Wearhouse,
     Inc.(The)...............       1,219        28,805
  Midas, Inc.*...............         330         3,798
  Monro Muffler, Inc. .......         390        13,985
  New York & Co, Inc.*.......         590         3,623
  OfficeMax, Inc.*...........       1,789        33,991
  Pacific Sunwear of
     California, Inc.*.......       1,539         7,787
  PEP Boys-Manny Moe & Jack..       1,139        14,272
  Pier 1 Imports, Inc.*......       2,699        22,348
  Rent-A-Center, Inc.*.......       1,549        39,995
  Rex Stores Corp.*..........         170         2,917
  Rue21, Inc.*...............         160         5,056
  Sally Beauty Holdings,
     Inc.*...................       2,199        21,000
  Shoe Carnival, Inc.*.......         210         5,809
  Sonic Automotive,
     Inc. -- Class A*........         720         7,690
  Stage Stores, Inc. ........         890        13,573
  Stein Mart, Inc.*..........         600         5,688
  Syms Corp.*................         150         1,367
  Systemax, Inc. ............         240         5,575
  Talbots, Inc.*.............         570         9,377
  Tractor Supply Co. ........         840        56,423
  Ulta Salon Cosmetics &
     Fragrance, Inc.*........         650        15,028
  Vitamin Shoppe, Inc.*......         210         5,212
  West Marine, Inc.*.........         340         4,070
  Wet Seal,
     Inc.(The) -- Class A*...       2,269        10,732
  Zale Corp.*................         560         1,826
  Zumiez, Inc.*..............         470         8,723
                                            -----------
TOTAL SPECIALTY RETAIL                          902,416
                                            -----------
  TEXTILES, APPAREL & LUXURY GOODS 2.0%
  American Apparel, Inc.*....         760         2,333
  Carter's, Inc.*............       1,329        42,820
  Cherokee, Inc. ............         180         3,679
  Columbia Sportswear Co. ...         270        14,996
  Crocs, Inc.*...............       1,959        18,924
  Deckers Outdoor Corp.*.....         310        43,580
  Fossil, Inc.*..............       1,099        42,751
  Fuqi Intl, Inc.*...........         290         3,048
  G-III Apparel Group,
     Ltd.*...................         340         9,724
  Iconix Brand Group, Inc.*..       1,669        28,807
  Jones Apparel Group,
     Inc. ...................       1,999        43,498
  K-Swiss, Inc. -- Class A*..         610         7,588
  Kenneth Cole Productions,
     Inc. -- Class A*........         180         2,243
  Liz Claiborne, Inc.*.......       2,229        19,481
  Lululemon Athletica,
     Inc.*...................         950        35,739
  Maidenform Brands, Inc.*...         440        10,041
  Movado Group, Inc.*........         380         4,716
  Oxford Industries, Inc. ...         290         6,261
  Perry Ellis International,
     Inc.*...................         220         5,309
  Quiksilver, Inc.*..........       2,999        15,985
  Skechers U.S.A.,
     Inc. -- Class A*........         780        29,913
  Steven Madden, Ltd.*.......         370        21,445
  Timberland Co. --
     Class A*................       1,020        21,930
  True Religion Apparel,
     Inc.*...................         590        18,437
  Under Armour, Inc. --
     Class A*................         780        26,325
  Unifi, Inc.*...............       1,049         4,018
  Unifirst Corp. ............         330        16,127
  Volcom, Inc.*..............         440        10,490
  Warnaco Group, Inc.*.......       1,070        51,189
  Weyco Group, Inc. .........         160         3,910
  Wolverine World Wide,
     Inc. ...................       1,149        35,171
                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          600,478
                                            -----------

  THRIFTS & MORTGAGE FINANCE 1.1%
  Abington Bancorp, Inc. ....         510         4,850
  Astoria Financial Corp. ...       1,999        32,264
  Bank Mutual Corp. .........       1,099         7,825
  BankFinancial Corp. .......         500         4,830
  Beneficial Mutual Bancorp,
     Inc.*...................         770         7,631
  Berkshire Hills Bancorp,
     Inc. ...................         320         6,720
  Brookline Bancorp, Inc. ...       1,379        15,155
  Brooklyn Fed Bancorp,
     Inc. ...................          70           525
  Cheviot Financial Corp. ...          70           629
  Clifton Savings Bancorp,
     Inc. ...................         220         2,160
  Dime Community Bancshares..         610         7,777
  Doral Financial Corp.*.....         150           809
  ESB Financial Corp. .......         220         3,146
  ESSA Bancorp, Inc. ........         360         4,547
  First Defiance Financial
     Corp. ..................         190         2,565
  First Financial Holdings,
     Inc. ...................         370         5,224
  First Financial Northwest..         400         2,580
  First Financial Service
     Corp. ..................          90           764
  Flagstar Bancorp, Inc.*....       1,569           996
  Flushing Financial Corp. ..         710         9,663
  Fox Chase Bancorp, Inc.*...         130         1,459
  Heritage Financial Group...          50           627
  Home Federal Bancorp
     Inc/ID..................         390         6,213
  K-Fed Bancorp..............          90           901
  Kearny Financial Corp. ....         430         4,399
  Kentucky First Federal
     Bancorp.................          70           694
  Legacy Bancorp, Inc. ......         170         1,593
  Meridian Interstate
     Bancorp, Inc.*..........         230         2,650
  MGIC Investment Corp.*.....       2,929        30,549
  NASB Financial, Inc. ......          80         1,979
  NewAlliance Bancshares,
     Inc. ...................       2,499        32,562
  Northeast Community
     Bancorp, Inc. ..........         140           855
  Northwest Bancshares,
     Inc. ...................         909        11,353
  OceanFirst Financial
     Corp. ..................         310         3,987


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 45



RYDEX 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Ocwen Financial Corp.*.....       1,339       $15,465
  Oritani Financial Corp. ...         240         3,982
  PMI Group, Inc.(The)*......       1,709         8,904
  Provident Financial
     Services, Inc. .........       1,399        18,439
  Provident New York
     Bancorp.................         810         8,319
  Prudential Bancorp, Inc. of
     Pennsylvania............          90           695
  Radian Group, Inc. ........       1,919        27,231
  Rockville Financial,
     Inc. ...................         190         2,291
  Roma Financial Corp. ......         190         2,223
  Territorial Bancorp,
     Inc. ...................         290         5,504
  Tree.com, Inc.*............         150         1,365
  TrustCo Bank Corp. ........       1,789        11,897
  United Financial Bancorp,
     Inc. ...................         390         5,452
  ViewPoint Financial Group..         240         4,087
  Waterstone Financial
     Inc.*...................         170           656
  Westfield Financial,
     Inc. ...................         730         6,643
  WSFS Financial Corp. ......         170         7,159
                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                350,793
                                            -----------
  TOBACCO 0.2%
  Alliance One International,
     Inc.*...................       2,089        10,633
  Star Scientific, Inc.*.....       1,879         3,457
  Universal Corp. ...........         590        30,550
  Vector Group, Ltd. ........         910        14,915
                                            -----------
TOTAL TOBACCO                                    59,555
                                            -----------
  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Aceto Corp. ...............         580         3,869
  Aircastle Ltd. ............       1,099        13,199
  Applied Industrial
     Technologies, Inc. .....         990        30,472
  Beacon Roofing Supply,
     Inc.*...................       1,059        23,510
  BlueLinx Holdings, Inc.*...         270         1,353
  DXP Enterprises, Inc.*.....         180         2,986
  H&E Equipment Services,
     Inc.*...................         640         7,558
  Houston Wire & Cable Co. ..         410         5,392
  Interline Brands, Inc.*....         760        15,816
  Kaman Corp. -- Class A.....         600        16,446
  Lawson Products, Inc. .....          90         1,463
  RSC Holdings, Inc.*........       1,149        10,536
  Rush Enterprises,
     Inc. -- Class A*........         750        12,165
  TAL International Group,
     Inc. ...................         350         9,096
  Textainer Group Holdings,
     Ltd. ...................         210         4,822
  Titan Machinery, Inc.*.....         300         4,314
  United Rentals, Inc.*......       1,409        20,233
  Watsco, Inc. ..............         620        36,716
  Willis Lease Finance
     Corp.*..................         110         1,544
                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS          221,490
                                            -----------
  TRANSPORTATION INFRASTRUCTURE 0.0%(A)
  CAI International, Inc.*...         230         3,130
                                            -----------
TOTAL TRANSPORTATION INFRASTRUCTURE               3,130
                                            -----------
  WATER UTILITIES 0.3%
  American States Water
     Co. ....................         430        16,047
  Artesian Resources
     Corp. -- Class A........         150         2,841
  Cadiz, Inc.*...............         310         3,866
  California Water Service
     Group...................         460        17,816
  Connecticut Water Service,
     Inc. ...................         200         4,738
  Consolidated Water Co.,
     Ltd. ...................         340         4,811
  Middlesex Water Co. .......         310         5,599
  Pennichuck Corp. ..........         110         2,560
  SJW Corp. .................         300         8,244
  Southwest Water Co. .......         580         6,188
  York Water Co. (The).......         290         3,987
                                            -----------
TOTAL WATER UTILITIES                            76,697
                                            -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  NTELOS Holdings Corp. .....         710        13,937
  Shenandoah Telecom Co. ....         550         9,768
  Syniverse Holdings, Inc.*..       1,599        32,108
  USA Mobility, Inc.*........         530         7,388
                                            -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES        63,201
                                            -----------
TOTAL COMMON STOCKS
  (Cost $17,580,546)                         25,215,716
                                            -----------
WARRANTS 0.0%(A)(D)
  OIL, GAS & CONSUMABLE FUELS 0.0%(A)
  Greenhunter Energy, Inc.
     $27.50, 09/14/11........           3            --
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                    --
                                            -----------
TOTAL WARRANTS
  (Cost $0)                                          --
-------------------------------------------------------


                                     FACE
                                   AMOUNT
-------------------------------------------------------
REPURCHASE AGREEMENTS 9.3%
  State Street Bank & Trust
     Co., 0.100%, dated
     04/30/10, to be
     repurchased at
     $2,846,024 on 05/03/10
     collateralized by
     $2,885,000 FNMA at
     1.000% due 11/23/11 with
     a value of $2,906,638...  $2,846,000    $2,846,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,846,000)......................     2,846,000
                                            -----------
TOTAL INVESTMENTS 91.9%(B)
  (Cost $20,426,546).....................    28,061,716
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--8.1%                           2,465,260
                                            -----------
NET ASSETS -- 100.0%                        $30,526,976
-------------------------------------------------------


                                             UNREALIZED
                                CONTRACTS          GAIN
-------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  June 2010 Russell 2000
     Index Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $13,637,400)(b).........         191      $572,767
-------------------------------------------------------

                                             UNREALIZED
                                    UNITS          LOSS
-------------------------------------------------------
  EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     May 2010 Russell 2000
     Index Swap, Terminating
     05/21/10 (Notional
     Market Value
     $11,390,164)**(c).......      15,895     $(336,015)
  Goldman Sachs International
     May 2010 Russell 2000
     Index Swap, Terminating
     05/21/10 (Notional
     Market Value
     $10,822,258)**(c).......      15,102      (372,879)
                                            -----------
(TOTAL NOTIONAL MARKET VALUE $22,212,422)     $(708,894)
-------------------------------------------------------



   * Non-Income Producing Security.
  ** Price return based on Russell 2000 Index +/- financing at a variable rate.
 (a) Amount represents less than 0.05% of net assets.
 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
 (c) Values determined based on Level 2 inputs.
 (d) Values determined based on Level 3 inputs.
FNMA--Federal National Mortgage Association.



See Notes to Financial Statements.

 46


RYDEX INVERSE 2x RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                     FACE        MARKET
                                   AMOUNT         VALUE
-------------------------------------------------------
REPURCHASE AGREEMENTS 61.6%
  State Street Bank & Trust
     Co., 0.100%, dated
     04/30/10, to be
     repurchased at
     $7,356,061 on 05/03/10
     collateralized by
     $7,450,000 FNMA at
     1.000% due 11/23/11 with
     a value of $7,505,875...  $7,356,000    $7,356,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,356,000)                           7,356,000
                                            -----------
TOTAL INVESTMENTS 61.6%(A)
  (Cost $7,356,000)                           7,356,000
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--38.4%                          4,582,409
                                            -----------
NET ASSETS--100.0%                          $11,938,409
-------------------------------------------------------


                                             UNREALIZED
                                CONTRACTS          LOSS
-------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
  June 2010 Russell 2000
     Index Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $6,283,200)(a)..........          88     $(132,761)
-------------------------------------------------------


                                             UNREALIZED
                                    UNITS          GAIN
-------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     May 2010 Russell 2000
     Index Swap, Terminating
     05/21/10 (Notional
     Market Value
     $12,368,301)*(b)........      17,260      $364,870
  Goldman Sachs International
     May 2010 Russell 2000
     Index Swap, Terminating
     05/21/10 (Notional
     Market Value
     $5,222,244)*(b).........       7,288       123,065
                                            -----------
(TOTAL NOTIONAL MARKET VALUE $17,590,545)      $487,935
-------------------------------------------------------




   * Price return based on Russell 2000 Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 47



RYDEX 2x S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 84.5%
  ENERGY EQUIPMENT & SERVICES 17.4%
  Baker Hughes, Inc. ..........   4,321      $214,988
  Cameron International
     Corp.*....................   2,970       117,196
  Diamond Offshore Drilling,
     Inc. .....................     860        68,026
  FMC Technologies, Inc.*......   1,660       112,365
  Halliburton Co. .............   8,210       251,636
  Helmerich & Payne, Inc. .....     800        32,496
  Nabors Industries, Ltd.*.....   3,970        85,633
  National-Oilwell Varco,
     Inc. .....................   4,020       177,001
  Rowan Cos., Inc.*............   2,330        69,434
  Schlumberger, Ltd. ..........   9,450       674,919
  Smith International, Inc. ...   3,110       148,534
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           1,952,228
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 67.1%
  Anadarko Petroleum Corp. ....   4,340       269,775
  Apache Corp. ................   2,940       299,175
  Cabot Oil & Gas Corp. .......   1,700        61,421
  Chesapeake Energy Corp. .....   6,570       156,366
  Chevron Corp. ...............  15,530     1,264,763
  ConocoPhillips...............   8,320       492,461
  CONSOL Energy, Inc. .........   2,660       118,849
  Denbury Resources, Inc.*.....   6,030       115,475
  Devon Energy Corp. ..........   3,910       263,260
  El Paso Corp. ...............   8,380       101,398
  EOG Resources, Inc. .........   2,330       261,240
  Exxon Mobil Corp. ...........  24,120     1,636,542
  Hess Corp. ..................   2,740       174,127
  Marathon Oil Corp. ..........   6,290       202,224
  Massey Energy Co. ...........   2,480        90,842
  Murphy Oil Corp. ............   1,960       117,894
  Noble Energy, Inc. ..........   1,800       137,520
  Occidental Petroleum Corp. ..   5,370       476,104
  Peabody Energy Corp. ........   2,970       138,758
  Pioneer Natural
     Resources Co. ............   1,980       126,977
  Range Resources Corp. .......   1,890        90,266
  Southwestern Energy Co.*.....   3,350       132,928
  Spectra Energy Corp. ........   6,580       153,577
  Sunoco, Inc. ................   2,110        69,166
  Tesoro Corp. ................   3,350        44,053
  Valero Energy Corp. .........   5,970       124,116
  Williams Cos., Inc.(The).....   6,240       147,326
  XTO Energy, Inc. ............   5,160       245,203
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           7,511,806
                                          -----------
TOTAL COMMON STOCKS
  (Cost $7,872,974)                         9,464,034
                                          -----------
TOTAL INVESTMENTS 84.5%(A)
  (Cost $7,872,974)                         9,464,034
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--15.5%                        1,735,720
                                          -----------
NET ASSETS--100.0%                        $11,199,754
-----------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     May 2010 S&P Select Sector
     Energy Index Swap,
     Terminating 05/21/10
     (Notional Market Value
     $12,951,299)**(b).........  21,550      (164,786)
-----------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Energy Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.


See Notes to Financial Statements.

 48


RYDEX INVERSE 2x S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS 70.4%
  State Street Bank & Trust
     Co., 0.100%, dated
     04/30/10, to be
     repurchased at
     $1,118,009 on 05/03/10
     collateralized by
     $1,135,000 FNMA at
     1.000% due 11/23/11 with
     a value of $1,143,513...  $1,118,000   $1,118,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,118,000)                          1,118,000
                                            ----------
TOTAL INVESTMENTS 70.4%(A)
  (Cost $1,118,000)                          1,118,000
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--29.6%                           470,871
                                            ----------
NET ASSETS--100.0%                          $1,588,871
------------------------------------------------------


                                            UNREALIZED
                                    UNITS         GAIN
------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     May 2010 S&P Select
     Sector Energy Index
     Swap, Terminating
     05/21/10 (Notional
     Market Value
     $3,182,387)*(b).........       5,295      $38,593
------------------------------------------------------




   * Price return based on S&P Select Sector Energy Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 49



RYDEX 2x S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 84.2%
  CAPITAL MARKETS 13.2%
  Ameriprise Financial,
     Inc. ....................     2,650      $122,854
  Bank of New York Mellon
     Corp. ...................    12,550       390,681
  Charles Schwab Corp.(The)...    10,160       195,986
  E*TRADE Financial Corp.*....    19,920        33,466
  Federated Investors,
     Inc. -- Class B..........       920        22,190
  Franklin Resources, Inc. ...     1,540       178,086
  Goldman Sachs Group,
     Inc.(The)................     5,470       794,244
  Invesco Ltd. ...............     4,460       102,535
  Janus Capital Group, Inc. ..     1,910        26,893
  Legg Mason, Inc. ...........     1,690        53,556
  Morgan Stanley..............    14,530       439,097
  Northern Trust Corp. .......     2,510       138,000
  State Street Corp. .........     5,150       224,025
  T. Rowe Price Group, Inc. ..     2,690       154,702
                                           -----------
TOTAL CAPITAL MARKETS                        2,876,315
                                           -----------
  COMMERCIAL BANKS 17.0%
  BB&T Corp. .................     7,180       238,663
  Comerica, Inc. .............     1,810        76,020
  Fifth Third Bancorp.........     8,260       123,157
  First Horizon National
     Corp.*...................     2,340        33,111
  Huntington Bancshares,
     Inc. ....................     7,440        50,369
  KeyCorp.....................     9,120        82,262
  M&T Bank Corp. .............       860        75,121
  Marshall & Ilsley Corp. ....     5,470        49,777
  PNC Financial Services
     Group, Inc. .............     5,370       360,918
  Regions Financial Corp. ....    12,390       109,528
  SunTrust Banks, Inc. .......     5,190       153,624
  U.S. Bancorp................    19,880       532,187
  Wells Fargo & Co. ..........    53,830     1,782,311
  Zions Bancorp...............     1,560        44,819
                                           -----------
TOTAL COMMERCIAL BANKS                       3,711,867
                                           -----------
  CONSUMER FINANCE 4.3%
  American Express Co. .......    12,430       573,271
  Capital One Financial
     Corp. ...................     4,730       205,329
  Discover Financial
     Services.................     5,650        87,349
  SLM Corp.*..................     5,040        61,690
                                           -----------
TOTAL CONSUMER FINANCE                         927,639
                                           -----------
  DIVERSIFIED FINANCIAL SERVICES 23.1%
  Bank of America Corp. ......   104,230     1,858,421
  Citigroup, Inc.*............   204,160       892,179
  CME Group, Inc. ............       690       226,603
  IntercontinentalExchange,
     Inc.*....................       760        88,639
  JPMorgan Chase & Co. .......    41,280     1,757,702
  Leucadia National Corp.*....     1,970        49,861
  Moody's Corp. ..............     2,040        50,429
  Nasdaq OMX Group (The)*.....     1,540        32,340
  NYSE Euronext...............     2,710        88,427
                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES         5,044,601
                                           -----------
  INSURANCE 19.2%
  AFLAC, Inc. ................     4,870       248,175
  Allstate Corp. .............     5,580       182,299
  American International
     Group, Inc.*.............     1,400        54,460
  Aon Corp. ..................     2,770       117,614
  Assurant, Inc. .............     1,210        44,080
  Berkshire Hathaway,
     Inc. -- Class B*.........    17,190     1,323,630
  Chubb Corp. ................     3,410       180,287
  Cincinnati Financial
     Corp. ...................     1,690        47,996
  Genworth Financial,
     Inc. -- Class A*.........     5,080        83,922
  Hartford Financial Services
     Group, Inc. .............     4,610       131,708
  Lincoln National Corp. .....     3,140        96,053
  Loews Corp. ................     3,690       137,416
  Marsh & McLennan Cos.,
     Inc. ....................     5,530       133,937
  MetLife, Inc. ..............     8,510       387,886
  Principal Financial Group,
     Inc. ....................     3,320        97,010
  Progressive Corp. ..........     6,980       140,228
  Prudential Financial,
     Inc. ....................     4,830       306,995
  Torchmark Corp. ............       860        46,044
  Travelers Cos., Inc.(The)...     5,340       270,951
  Unum Group..................     3,450        84,421
  XL Capital, Ltd. --
     Class A..................     3,550        63,190
                                           -----------
TOTAL INSURANCE                              4,178,302
                                           -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 6.6%
  Apartment Investment &
     Management Co. --
     Class A..................     1,220        27,340
  AvalonBay Communities,
     Inc. ....................       850        88,434
  Boston Properties, Inc. ....     1,440       113,559
  Equity Residential..........     2,930       132,641
  HCP, Inc. ..................     3,050        97,966
  Health Care REIT, Inc. .....     1,290        57,960
  Host Hotels & Resorts,
     Inc. ....................     6,790       110,405
  Kimco Realty Corp. .........     4,210        65,634
  Plum Creek Timber Co.,
     Inc. ....................     1,690        67,262
  ProLogis....................     4,930        64,928
  Public Storage, Inc. .......     1,410       136,643
  Simon Property Group,
     Inc. ....................     3,010       267,950
  Ventas, Inc. ...............     1,630        76,985
  Vornado Realty Trust........     1,640       136,727
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    1,444,434
                                           -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group,
     Inc. -- Class A*.........     2,810        48,669
                                           -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                   48,669
                                           -----------
  THRIFTS & MORTGAGE FINANCE 0.6%
  Hudson City Bancorp, Inc. ..     4,920        65,436
  People's United Financial,
     Inc. ....................     3,860        59,946
                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE               125,382
                                           -----------
TOTAL COMMON STOCKS
  (Cost $11,012,805)                        18,357,209
------------------------------------------------------


                                    FACE
                                  AMOUNT
------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
  State Street Bank & Trust
     Co., 0.100%, dated
     04/30/10, to be
     repurchased at $203,002
     on 05/03/10
     collateralized by
     $210,000 FNMA at 1.000%
     due 11/23/11 with a value
     of $211,575..............  $203,000      $203,000
                                           -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $203,000)                              203,000
                                           -----------
TOTAL INVESTMENTS 85.1%(A)
  (Cost $11,215,805)                        18,560,209
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--14.9%                         3,238,039
                                           -----------
NET ASSETS--100.0%                         $21,798,248
------------------------------------------------------





See Notes to Financial Statements.

 50


RYDEX 2x S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                            UNREALIZED
                                   UNITS          LOSS
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     May 2010 S&P Select
     Sector Financial Index
     Swap, Terminating
     05/21/10 (Notional Market
     Value $25,280,995)**(b)..   156,779     $(667,868)
------------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Financial Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 51



RYDEX INVERSE 2x S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS 57.3%
  State Street Bank & Trust
     Co., 0.100%, dated
     04/30/10, to be
     repurchased at
     $4,390,037 on 05/03/10
     collateralized by
     $4,445,000 FNMA at
     1.000% due 11/23/11 with
     a value of $4,478,338...  $4,390,000   $4,390,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,390,000)                          4,390,000
                                            ----------
TOTAL INVESTMENTS 57.3%(A)
  (Cost $4,390,000)                          4,390,000
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--42.7%                         3,269,826
                                            ----------
NET ASSETS--100.0%                          $7,659,826
------------------------------------------------------


                                            UNREALIZED
                                    UNITS         GAIN
------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     May 2010 S&P Select
     Sector Financial Index
     Swap, Terminating
     05/21/10 (Notional
     Market Value
     $15,273,903)*(b)........      94,722     $361,741
------------------------------------------------------




   * Price return based on S&P Select Sector Financial Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.


See Notes to Financial Statements.

 52


RYDEX 2x S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                              MARKET
                                 SHARES        VALUE
----------------------------------------------------
COMMON STOCKS 86.6%
  BIOTECHNOLOGY 10.8%
  Amgen, Inc.*.................   2,259     $129,576
  Biogen Idec, Inc.*...........     640       34,080
  Celgene Corp.*...............   1,059       65,605
  Cephalon, Inc.*..............     170       10,914
  Genzyme Corp.*...............     630       33,541
  Gilead Sciences, Inc.*.......   2,079       82,474
                                          ----------
TOTAL BIOTECHNOLOGY                          356,190
                                          ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 13.9%
  Baxter International, Inc. ..   1,409       66,533
  Becton, Dickinson & Co. .....     560       42,767
  Boston Scientific Corp.*.....   3,518       24,204
  C.R. Bard, Inc. .............     230       19,902
  CareFusion Corp.*............     410       11,308
  Dentsply International,
     Inc. .....................     340       12,458
  Hospira, Inc.*...............     380       20,440
  Intuitive Surgical, Inc.*....      90       32,450
  Medtronic, Inc. .............   2,559      111,803
  St Jude Medical, Inc.*.......     770       31,431
  Stryker Corp. ...............     660       37,911
  Varian Medical Systems,
     Inc.*.....................     290       16,350
  Zimmer Holdings, Inc.*.......     500       30,455
                                          ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       458,012
                                          ----------
  HEALTH CARE PROVIDERS & SERVICES 15.4%
  Aetna, Inc. .................   1,020       30,141
  AmerisourceBergen Corp. .....     680       20,978
  Cardinal Health, Inc. .......     840       29,139
  CIGNA Corp. .................     660       21,160
  Coventry Health Care, Inc.*..     340        8,072
  DaVita, Inc.*................     240       14,983
  Express Scripts, Inc.*.......     670       67,087
  Humana, Inc.*................     420       19,202
  Laboratory Corp. of America
     Holdings*.................     240       18,857
  McKesson Corp. ..............     640       41,478
  Medco Health Solutions,
     Inc.*.....................   1,099       64,753
  Patterson Cos., Inc. ........     220        7,038
  Quest Diagnostics, Inc. .....     360       20,578
  Tenet Healthcare Corp.*......   1,039        6,494
  UnitedHealth Group, Inc. ....   2,689       81,503
  WellPoint, Inc.*.............   1,050       56,490
                                          ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES       507,953
                                          ----------
  HEALTH CARE TECHNOLOGY 0.4%
  Cerner Corp.*................     160       13,586
                                          ----------
TOTAL HEALTH CARE TECHNOLOGY                  13,586
                                          ----------
  LIFE SCIENCES TOOLS & SERVICES 3.5%
  Life Technologies Corp.*.....     420       22,978
  Millipore Corp.*.............     150       15,922
  PerkinElmer, Inc. ...........     270        6,764
  Thermo Fisher Scientific,
     Inc.*.....................     940       51,963
  Waters Corp.*................     220       15,838
                                          ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES         113,465
                                          ----------
  PHARMACEUTICALS 42.6%
  Abbott Laboratories..........   3,029      154,964
  Allergan, Inc. ..............     730       46,494
  Bristol-Myers Squibb Co. ....   3,968      100,351
  Eli Lilly & Co. .............   2,339       81,795
  Forest Laboratories, Inc.*...     710       19,355
  Johnson & Johnson, Inc. .....   6,337      407,469
  King Pharmaceuticals, Inc.*..     620        6,076
  Merck & Co., Inc. ...........   7,177      251,482
  Mylan, Inc.*.................     710      $15,641
  Pfizer, Inc. ................  18,602      311,025
  Watson Pharmaceuticals,
     Inc.*.....................     260       11,133
                                          ----------
TOTAL PHARMACEUTICALS                      1,405,785
                                          ----------
TOTAL COMMON STOCKS
  (Cost $2,495,089)                        2,854,991
                                          ----------
  TOTAL INVESTMENTS 86.6%(A)
     (Cost $2,495,089).........            2,854,991
                                          ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--13.4%                         442,452
                                          ----------
NET ASSETS--100.0%                        $3,297,443
----------------------------------------------------


                                          UNREALIZED
                                  UNITS         LOSS
----------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     May 2010 S&P
     Select Sector Health Care
     Index Swap, Terminating
     05/21/10 (Notional Market
     Value $3,728,935)**(b)....  12,023     $(48,886)
----------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Health Care Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 53



RYDEX INVERSE 2x S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS 69.3%
  State Street Bank & Trust
     Co., 0.100%, dated
     04/30/10, to be
     repurchased at
     $1,138,009 on 05/03/10
     collateralized by
     $1,065,000 FNMA at
     4.620% due 10/15/14 with
     a value of $1,162,181...  $1,138,000   $1,138,000
                                           -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,138,000)                          1,138,000
                                           -----------
TOTAL INVESTMENTS 69.3%(A)
  (Cost $1,138,000)                          1,138,000
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--30.7%                           504,388
                                           -----------
NET ASSETS--100.0%                          $1,642,388
------------------------------------------------------


                                            UNREALIZED
                                    UNITS         GAIN
------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     May 2010 S&P Select
     Sector Health Care Index
     Swap, Terminating
     05/21/10 (Notional
     Market Value
     $3,276,384)*(b).........      10,564      $40,525
------------------------------------------------------




   * Price return based on S&P Select Sector Health Care Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.


See Notes to Financial Statements.

 54


RYDEX 2x S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 83.2%
  COMMUNICATIONS EQUIPMENT 9.6%
  Cisco Systems, Inc.*........    17,170     $462,217
  Harris Corp. ...............       430       22,136
  JDS Uniphase Corp.*.........       870       11,301
  Juniper Networks, Inc.*.....     1,630       46,308
  Motorola, Inc.*.............     7,100       50,197
  QUALCOMM, Inc. .............     5,070      196,412
  Tellabs, Inc. ..............     1,350       12,258
                                           ----------
TOTAL COMMUNICATIONS EQUIPMENT                800,829
                                           ----------
  COMPUTERS & PERIPHERALS 22.2%
  Apple, Inc.*................     2,720      710,247
  Dell, Inc.*.................     5,250       84,945
  EMC Corp.*..................     6,240      118,622
  Hewlett-Packard Co. ........     5,860      304,544
  International Business
     Machines Corp. ..........     3,890      501,810
  Lexmark International,
     Inc. -- Class A*.........       300       11,115
  NetApp, Inc.*...............     1,090       37,790
  QLogic Corp.*...............       420        8,135
  SanDisk Corp.*..............       750       29,918
  Teradata Corp.*.............       550       15,989
  Western Digital Corp.*......       720       29,585
                                           ----------
TOTAL COMPUTERS & PERIPHERALS               1,852,700
                                           ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 9.5%
  AT&T, Inc. .................    17,700      461,262
  CenturyTel, Inc. ...........       940       32,063
  Frontier Communications
     Corp. ...................     1,120        8,915
  Qwest Communications
     International, Inc. .....     4,840       25,313
  Verizon Communications,
     Inc. ....................     8,550      247,010
  Windstream Corp. ...........     1,520       16,796
                                           ----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    791,359
                                           ----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.3%
  Agilent Technologies,
     Inc.*....................     1,100       39,886
  Amphenol Corp. -- Class A...       560       25,878
  Corning, Inc. ..............     4,770       91,822
  FLIR Systems, Inc.*.........       510       15,601
  Jabil Circuit, Inc. ........       700       10,724
  Molex, Inc. ................       470       10,533
                                           ----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                194,444
                                           ----------
  INTERNET SOFTWARE & SERVICES 6.7%
  Akamai Technologies, Inc.*..       580       22,521
  eBay, Inc.*.................     3,450       82,144
  Google, Inc. -- Class A*....       720      378,317
  VeriSign, Inc.*.............       610       16,635
  Yahoo!, Inc.*...............     3,650       60,335
                                           ----------
TOTAL INTERNET SOFTWARE & SERVICES            559,952
                                           ----------
  IT SERVICES 5.8%
  Automatic Data Processing,
     Inc. ....................     1,550       67,208
  Cognizant Technology
     Solutions Corp. -- Class
     A*.......................       930       47,598
  Computer Sciences Corp.*....       490       25,671
  Fidelity National
     Information Services,
     Inc. ....................     1,080       28,393
  Fiserv, Inc.*...............       480       24,523
  Mastercard, Inc. -- Class
     A........................       300       74,412
  Paychex, Inc. ..............     1,010       30,906
  SAIC, Inc.*.................       910       15,843
  Total System Services,
     Inc. ....................       680       10,887
  Visa, Inc. -- Class A.......     1,340      120,908
  Western Union Co. ..........     2,120       38,690
                                           ----------
TOTAL IT SERVICES                             485,039
                                           ----------
  OFFICE ELECTRONICS 0.6%
  Xerox Corp. ................     4,330      $47,197
                                           ----------
TOTAL OFFICE ELECTRONICS                       47,197
                                           ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9.3%
  Advanced Micro Devices,
     Inc.*....................     1,930       17,486
  Altera Corp. ...............       960       24,346
  Analog Devices, Inc. .......       940       28,134
  Applied Materials, Inc. ....     4,130       56,911
  Broadcom Corp. -- Class A...     1,340       46,217
  Intel Corp. ................    14,120      322,360
  KLA-Tencor Corp. ...........       560       19,074
  Linear Technology Corp. ....       720       21,643
  LSI Corp.*..................     2,220       13,364
  MEMC Electronic Materials,
     Inc.*....................       770        9,987
  Microchip Technology,
     Inc. ....................       600       17,526
  Micron Technology, Inc.*....     2,720       25,432
  National Semiconductor
     Corp. ...................       810       11,972
  Novellus Systems, Inc.*.....       350        9,170
  NVIDIA Corp.*...............     1,760       27,667
  Teradyne, Inc.*.............       680        8,316
  Texas Instruments, Inc. ....     3,780       98,318
  Xilinx, Inc. ...............       890       22,944
                                           ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   780,867
                                           ----------
  SOFTWARE 16.0%
  Adobe Systems, Inc.*........     1,610       54,080
  Autodesk, Inc.*.............       750       25,507
  BMC Software, Inc.*.........       580       22,829
  CA, Inc. ...................     1,250       28,512
  Citrix Systems, Inc.*.......       590       27,730
  Compuware Corp.*............       860        7,396
  Electronic Arts, Inc.*......     1,050       20,339
  Intuit, Inc.*...............       990       35,798
  McAfee, Inc.*...............       510       17,723
  Microsoft Corp. ............    22,880      698,755
  Novell, Inc.*...............     1,350        7,574
  Oracle Corp. ...............    11,780      304,395
  Red Hat, Inc.*..............       620       18,519
  Salesforce.com, Inc.*.......       350       29,960
  Symantec Corp.*.............     2,500       41,925
                                           ----------
TOTAL SOFTWARE                              1,341,042
                                           ----------
  WIRELESS TELECOMMUNICATION SERVICES 1.2%
  American Tower
     Corp. -- Class A*........     1,250       51,012
  MetroPCS Communications,
     Inc.*....................       930        7,096
  Sprint Nextel Corp.*........     9,290       39,483
                                           ----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                     97,591
                                           ----------
TOTAL COMMON STOCKS
  (Cost $5,995,092)                         6,951,020
                                           ----------





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 55



RYDEX 2x S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2010
--------------------------------------------------------------------------------

                                    FACE       MARKET
                                  AMOUNT        VALUE
-----------------------------------------------------
REPURCHASE AGREEMENTS 1.6%
  State Street Bank & Trust
     Co., 0.100%,
     dated 04/30/10, to be
     repurchased at $139,001
     on 05/03/10
     collateralized by
     $130,000 FNMA at 4.620%
     due 10/15/14 with a value
     of $141,863..............  $139,000     $139,000
                                           ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $139,000)                             139,000
                                           ----------
TOTAL INVESTMENTS 84.8%(A)
  (Cost $6,134,092)                         7,090,020
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--15.2%                        1,267,351
                                           ----------
NET ASSETS--100.0%                         $8,357,371
-----------------------------------------------------


                                           UNREALIZED
                                   UNITS         LOSS
-----------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     May 2010 S&P Select
     Sector Technology Index
     Swap, Terminating
     05/21/10 (Notional Market
     Value $9,799,744)**(b)...    41,863    $(215,058)
-----------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.



See Notes to Financial Statements.

 56


RYDEX INVERSE 2x S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2010
--------------------------------------------------------------------------------


                                    FACE       MARKET
                                  AMOUNT        VALUE
-----------------------------------------------------
REPURCHASE AGREEMENTS 52.1%
  State Street Bank & Trust
     Co., 0.100%,
     dated 04/30/10, to be
     repurchased at $863,007
     on 05/03/10
     collateralized by
     $810,000 FNMA at 4.620%
     due 10/15/14 with a value
     of $883,913..............  $863,000     $863,000
                                           ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $863,000)                             863,000
                                           ----------
TOTAL INVESTMENTS 52.1%(A)
  (Cost $863,000)                             863,000
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--47.9%                          794,467
                                           ----------
NET ASSETS--100.0%                         $1,657,467
-----------------------------------------------------


                                           UNREALIZED
                                   UNITS         GAIN
-----------------------------------------------------

  EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     May 2010 S&P Select
     Sector Technology Index
     Swap, Terminating
     05/21/10 (Notional Market
     Value $3,286,916)*(b)....    14,041      $66,421
-----------------------------------------------------




   * Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FNMA--Federal National Mortgage Association.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 57




STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                   April 30, 2010
--------------------------------------------------------------------------------


                                                                                               RYDEX
                                                                  RYDEX      RYDEX 2X     INVERSE 2X
                                                RYDEX 2X     INVERSE 2X    S&P MIDCAP     S&P MIDCAP
                                             S&P 500 ETF    S&P 500 ETF       400 ETF        400 ETF
                                            ------------   ------------   -----------   ------------
ASSETS
Investments at Market Value*..............  $ 91,861,339   $         --   $17,950,415   $         --
Repurchase Agreements.....................     6,651,000     58,930,000     1,557,000      2,199,000
                                            ------------   ------------   -----------   ------------
Total Investments.........................    98,512,339     58,930,000    19,507,415      2,199,000
                                            ------------   ------------   -----------   ------------
Cash......................................           736            647           811            396
Segregated Cash for Swaps.................    12,457,176     22,579,788     2,077,006        998,744
Margin Deposit for Future Contracts.......     2,727,000      2,529,000       708,000         84,000
Unrealized Appreciation on Swap
  Agreements..............................            --      2,369,032            --        117,536
Receivables:
  Investments Sold........................        41,458             --       105,000             --
  Dividends...............................        90,499            164         7,632              6
  Variation Margin on Futures Contracts...            --        612,575            --         25,760
  Equity Index Swap Settlement............        10,764             --           987             --
                                            ------------   ------------   -----------   ------------
     TOTAL ASSETS.........................   113,839,972     87,021,206    22,406,851      3,425,442
                                            ------------   ------------   -----------   ------------
LIABILITIES
Unrealized Depreciation on Swap
  Agreements..............................     1,900,965             --       387,324             --
Payables:
  Investments Purchased...................        92,817             --        82,200             --
  Equity Index Swap Settlement............            --          7,833            --            173
  Variation Margin on Futures Contracts...       660,545             --       215,885             --
  Accrued Management Fees.................        64,884         49,620        12,422          1,999
                                            ------------   ------------   -----------   ------------
     TOTAL LIABILITIES....................     2,719,211         57,453       697,831          2,172
                                            ------------   ------------   -----------   ------------
NET ASSETS................................  $111,120,761   $ 86,963,753   $21,709,020   $  3,423,270
                                            ============   ============   ===========   ============
NET ASSETS CONSIST OF:
Paid-in Capital...........................  $110,003,263   $175,988,114   $16,581,086   $ 16,158,872
Undistributed (Distributions in Excess) of
  Net Investment Income...................        48,341       (307,772)         (412)       (14,855)
Accumulated Net Realized Loss on
  Investment Securities, Futures and
  Swaps...................................   (16,112,574)   (90,543,938)     (586,581)   (12,817,001)
Net Unrealized Appreciation on Investment
  Securities, Futures and Swaps...........    17,181,731      1,827,349     5,714,927         96,254
                                            ------------   ------------   -----------   ------------
NET ASSETS................................  $111,120,761   $ 86,963,753   $21,709,020   $  3,423,270
                                            ============   ============   ===========   ============
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value...............     3,000,002      1,800,000       450,000        150,000
                                            ============   ============   ===========   ============
Net Asset Value, Offering Price and
  Repurchase Price Per Share..............  $      37.04   $      48.31   $     48.24   $      22.82
                                            ============   ============   ===========   ============
*Total Cost of Investments................  $ 80,361,065   $ 58,930,000   $13,819,140   $  2,199,000
                                            ============   ============   ===========   ============





See Notes to Financial Statements.

 58



STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)       April 30, 2010
--------------------------------------------------------------------------------

                                                                                                       RYDEX
                                                                        RYDEX   RYDEX 2X S&P  INVERSE 2X S&P
                                                   RYDEX 2X        INVERSE 2X  SELECT SECTOR   SELECT SECTOR
                                           RUSSELL 2000 ETF  RUSSELL 2000 ETF     ENERGY ETF      ENERGY ETF
                                           ----------------  ----------------  -------------  --------------
ASSETS
Investments at Market Value*.............     $25,215,716      $         --     $ 9,464,034     $        --
Repurchase Agreements....................       2,846,000         7,356,000              --       1,118,000
                                              -----------      ------------     -----------     -----------
Total Investments........................      28,061,716         7,356,000       9,464,034       1,118,000
                                              -----------      ------------     -----------     -----------
Cash.....................................             260               416              --             700
Segregated Cash for Swaps................       2,785,014         3,719,019       2,022,000         432,300
Margin Deposit for Future Contracts......         868,000           240,000              --              --
Unrealized Appreciation on Swap
  Agreements.............................              --           487,935              --          38,593
Receivables:
  Investments Sold.......................          15,660                --         103,988              --
  Dividends..............................          12,434                21           1,708               3
  Variation Margin on Futures Contracts..              --           143,861              --              --
  Equity Index Swap Settlement...........           3,812                --              --              --
                                              -----------      ------------     -----------     -----------
     TOTAL ASSETS........................      31,746,896        11,947,252      11,591,730       1,589,596
                                              -----------      ------------     -----------     -----------
LIABILITIES
Unrealized Depreciation on Swap
  Agreements.............................         708,894                --         164,786              --
Payables:
  Investments Purchased..................              --                --          72,580              --
  Equity Index Swap Settlement...........              --             1,803             303              20
  Variation Margin on Futures Contracts..         493,657                --              --              --
  Due to Custodian.......................              --                --         147,462              --
  Accrued Management Fees................          17,369             7,040           6,845             705
                                              -----------      ------------     -----------     -----------
     TOTAL LIABILITIES...................       1,219,920             8,843         391,976             725
                                              -----------      ------------     -----------     -----------
NET ASSETS...............................     $30,526,976      $ 11,938,409     $11,199,754     $ 1,588,871
                                              ===========      ============     ===========     ===========
NET ASSETS CONSIST OF:
Paid-in Capital..........................     $24,358,481      $ 35,450,429     $12,797,871     $ 6,760,787
Undistributed (Distributions in Excess)
  of Net Investment Income...............           8,563           (55,675)         (4,159)         (4,444)
Accumulated Net Realized Loss on
  Investment Securities, Futures and
  Swaps..................................      (1,339,111)      (23,811,519)     (3,020,232)     (5,206,065)
Net Unrealized Appreciation on Investment
  Securities, Futures and Swaps..........       7,499,043           355,174       1,426,274          38,593
                                              -----------      ------------     -----------     -----------
NET ASSETS...............................     $30,526,976      $ 11,938,409     $11,199,754     $ 1,588,871
                                              ===========      ============     ===========     ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..............         700,000           450,000         500,017         350,000
                                              ===========      ============     ===========     ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.............     $     43.61      $      26.53     $     22.40     $      4.54
                                              ===========      ============     ===========     ===========
*Total Cost of Investments...............     $20,426,546      $  7,356,000     $ 7,872,974     $ 1,118,000
                                              ===========      ============     ===========     ===========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 59




STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)       April 30, 2010
--------------------------------------------------------------------------------

                                                                RYDEX                               RYDEX
                                        RYDEX 2X S&P   INVERSE 2X S&P      RYDEX 2X S&P    INVERSE 2X S&P
                                       SELECT SECTOR    SELECT SECTOR     SELECT SECTOR     SELECT SECTOR
                                       FINANCIAL ETF    FINANCIAL ETF   HEALTH CARE ETF   HEALTH CARE ETF
                                       -------------   --------------   ---------------   ---------------
ASSETS
Investments at Market Value*.........   $ 18,357,209    $         --      $ 2,854,991       $        --
Repurchase Agreements................        203,000       4,390,000               --         1,138,000
                                        ------------    ------------      -----------       -----------
Total Investments....................     18,560,209       4,390,000        2,854,991         1,138,000
                                        ------------    ------------      -----------       -----------
Cash.................................            373             864               --               753
Segregated Cash for Swaps............      3,916,600       2,911,600          518,900           464,000
Unrealized Appreciation on Swap
  Agreements.........................             --         361,741               --            40,525
Receivables:
  Dividends..........................          8,976              12            2,770                 3
  Equity Index Swap Settlement.......             --              --               --                 6
                                        ------------    ------------      -----------       -----------
     TOTAL ASSETS....................     22,486,158       7,664,217        3,376,661         1,643,287
                                        ------------    ------------      -----------       -----------
LIABILITIES
Unrealized Depreciation on Swap
  Agreements.........................        667,868              --           48,886                --
Payables:
  Investments Purchased..............          5,915              --           13,998                --
  Equity Index Swap Settlement.......            615              94               88                --
  Due to Custodian...................             --              --           14,241                --
  Accrued Management Fees............         13,512           4,297            2,005               899
                                        ------------    ------------      -----------       -----------
     TOTAL LIABILITIES...............        687,910           4,391           79,218               899
                                        ------------    ------------      -----------       -----------
NET ASSETS...........................   $ 21,798,248    $  7,659,826      $ 3,297,443       $ 1,642,388
                                        ============    ============      ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital......................   $ 29,046,395    $ 20,893,523      $ 5,239,117       $ 4,811,743
Undistributed (Distributions in
  Excess) of Net Investment Income...         13,524         (31,065)           1,423            (5,581)
Accumulated Net Realized Loss on
  Investment Securities, Futures and
  Swaps..............................    (13,938,207)    (13,564,373)      (2,254,113)       (3,204,299)
Net Unrealized Appreciation on
  Investment Securities, Futures and
  Swaps..............................      6,676,536         361,741          311,016            40,525
                                        ------------    ------------      -----------       -----------
NET ASSETS...........................   $ 21,798,248    $  7,659,826      $ 3,297,443       $ 1,642,388
                                        ============    ============      ===========       ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..........      1,400,277       1,750,100           50,009            50,000
                                        ============    ============      ===========       ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.........   $      15.57    $       4.38      $     65.94       $     32.85
                                        ============    ============      ===========       ===========
*Total Cost of Investments...........   $ 11,215,805    $  4,390,000      $ 2,495,089       $ 1,138,000
                                        ============    ============      ===========       ===========





See Notes to Financial Statements.

 60



STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (concluded)       April 30, 2010
--------------------------------------------------------------------------------

                                                                                     RYDEX
                                                             RYDEX 2X S&P   INVERSE 2X S&P
                                                            SELECT SECTOR    SELECT SECTOR
                                                           TECHNOLOGY ETF   TECHNOLOGY ETF
                                                           --------------   --------------
ASSETS
Investments at Market Value*.............................    $ 6,951,020      $        --
Repurchase Agreements....................................        139,000          863,000
                                                             -----------      -----------
Total Investments........................................      7,090,020          863,000
                                                             -----------      -----------
Cash.....................................................            686              405
Segregated Cash for Swaps................................      1,474,400          728,600
Unrealized Appreciation on Swap Agreements...............             --           66,421
Receivables:
  Dividends..............................................         12,467                2
                                                             -----------      -----------
     TOTAL ASSETS........................................      8,577,573        1,658,428
                                                             -----------      -----------
LIABILITIES
Unrealized Depreciation on Swap Agreements...............        215,058               --
Payables:
  Equity Index Swap Settlement...........................            236               20
  Accrued Management Fees................................          4,908              941
                                                             -----------      -----------
     TOTAL LIABILITIES...................................        220,202              961
                                                             -----------      -----------
NET ASSETS...............................................    $ 8,357,371      $ 1,657,467
                                                             ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital..........................................    $ 9,964,977      $ 6,086,350
Undistributed (Distributions in Excess) of Net Investment
  Income.................................................          7,570           (6,356)
Accumulated Net Realized Loss on Investment Securities,
  Futures and Swaps......................................     (2,356,046)      (4,488,948)
Net Unrealized Appreciation on Investment Securities,
  Futures and Swaps......................................        740,870           66,421
                                                             -----------      -----------
NET ASSETS...............................................    $ 8,357,371      $ 1,657,467
                                                             ===========      ===========
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value..................................................        150,005          100,000
                                                             ===========      ===========
Net Asset Value, Offering Price and Repurchase Price Per
  Share..................................................    $     55.71      $     16.57
                                                             ===========      ===========
*Total Cost of Investments...............................    $ 6,134,092      $   863,000
                                                             ===========      ===========






See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 61




STATEMENT OF OPERATIONS (Unaudited)      For the Six Months Ended April 30, 2010
--------------------------------------------------------------------------------


                                                                                             RYDEX
                                                                  RYDEX     RYDEX 2X    INVERSE 2X
                                                RYDEX 2X     INVERSE 2X   S&P MIDCAP    S&P MIDCAP
                                             S&P 500 ETF    S&P 500 ETF      400 ETF       400 ETF
                                             -----------   ------------   ----------   -----------
INVESTMENT INCOME
  Dividends................................  $   887,745   $         --   $  118,868   $        --
  Interest.................................        1,003         11,658          200           520
                                             -----------   ------------   ----------   -----------
     Total Income..........................      888,748         11,658      119,068           520
                                             -----------   ------------   ----------   -----------
EXPENSES
  Management Fee...........................      377,693        315,242       61,952        15,155
  Trustee Fees.............................        5,120          4,188          738           220
                                             -----------   ------------   ----------   -----------
     Total Expenses........................      382,813        319,430       62,690        15,375
                                             -----------   ------------   ----------   -----------
Net Investment Income (Loss)...............      505,935       (307,772)      56,378       (14,855)
                                             -----------   ------------   ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..............................      575,342         (1,453)     339,326          (112)
  In-kind Redemptions......................    4,204,508             --           --            --
  Futures Contracts........................    3,024,330    (10,086,287)   1,128,887      (398,493)
  Swap Contracts...........................   16,437,078    (22,780,296)   3,130,306    (1,827,902)
                                             -----------   ------------   ----------   -----------
     Net Realized Gain (Loss)..............   24,241,258    (32,868,036)   4,598,519    (2,226,507)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities....................    7,554,959             --    2,771,550            --
  Futures Contracts........................    1,167,916       (599,199)     703,299       (93,816)
  Swap Contracts...........................   (1,900,962)     2,369,027     (387,318)      117,536
                                             -----------   ------------   ----------   -----------
Net Change in Unrealized Appreciation on
  Investments..............................    6,821,913      1,769,828    3,087,531        23,720
                                             -----------   ------------   ----------   -----------
Net Realized and Unrealized Gain (Loss) on
  Investments, Futures and Swap Contracts..   31,063,171    (31,098,208)   7,686,050    (2,202,787)
                                             -----------   ------------   ----------   -----------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS...........  $31,569,106   $(31,405,980)  $7,742,428   $(2,217,642)
                                             ===========   ============   ==========   ===========





See Notes to Financial Statements.

 62



STATEMENT OF OPERATIONS (Unaudited) (continued)   For the Six Months Ended April
30, 2010
--------------------------------------------------------------------------------

                                                                                                      RYDEX
                                                                     RYDEX    RYDEX 2X S&P   INVERSE 2X S&P
                                               RYDEX 2X         INVERSE 2X   SELECT SECTOR    SELECT SECTOR
                                       RUSSELL 2000 ETF   RUSSELL 2000 ETF      ENERGY ETF       ENERGY ETF
                                       ----------------   ----------------   -------------   --------------
INVESTMENT INCOME
  Dividends, Net of Foreign Tax
     Withheld........................     $   148,222        $        --       $   69,777       $      --
  Interest...........................             317              2,017               49             157
                                          -----------        -----------       ----------       ---------
     Total Income....................         148,539              2,017           69,826             157
                                          -----------        -----------       ----------       ---------
EXPENSES
  Management Fee.....................          89,947             56,991           33,053           4,535
  Trustee Fees.......................           1,178                701              390              66
  Other Fees.........................              30                 --               --              --
                                          -----------        -----------       ----------       ---------
     Total Expenses..................          91,155             57,692           33,443           4,601
                                          -----------        -----------       ----------       ---------
Net Investment Income (Loss).........          57,384            (55,675)          36,383          (4,444)
                                          -----------        -----------       ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments........................         117,738               (385)         441,057             (38)
  In-kind Redemptions................       1,098,545                 --          302,493              --
  Futures Contracts..................       1,583,427         (1,600,343)              --              --
  Swap Contracts.....................       4,920,734         (6,522,924)       1,205,555        (349,515)
                                          -----------        -----------       ----------       ---------
     Net Realized Gain (Loss)........       7,720,444         (8,123,652)       1,949,105        (349,553)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities..............       3,635,032                 --          (42,131)             --
  Futures Contracts..................       1,311,550           (825,697)              --              --
  Swap Contracts.....................        (708,891)           487,935         (164,785)         38,594
                                          -----------        -----------       ----------       ---------
Net Change in Unrealized Appreciation
  (Depreciation) on Investments......       4,237,691           (337,762)        (206,916)         38,594
                                          -----------        -----------       ----------       ---------
Net Realized and Unrealized Gain
  (Loss) on Investments, Futures and
  Swap Contracts.....................      11,958,135         (8,461,414)       1,742,189        (310,959)
                                          -----------        -----------       ----------       ---------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS....................     $12,015,519        $(8,517,089)      $1,778,572       $(315,403)
                                          ===========        ===========       ==========       =========
  Foreign Taxes Withheld.............     $         4                 --               --              --




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 63




STATEMENT OF OPERATIONS (Unaudited) (continued)   For the Six Months Ended April
30, 2010
--------------------------------------------------------------------------------

                                                                RYDEX                               RYDEX
                                        RYDEX 2X S&P   INVERSE 2X S&P      RYDEX 2X S&P    INVERSE 2X S&P
                                       SELECT SECTOR    SELECT SECTOR     SELECT SECTOR     SELECT SECTOR
                                       FINANCIAL ETF    FINANCIAL ETF   HEALTH CARE ETF   HEALTH CARE ETF
                                       -------------   --------------   ---------------   ---------------
INVESTMENT INCOME
  Dividends..........................    $  108,991      $        --        $ 27,349         $      --
  Interest...........................            91            1,055              14               196
                                         ----------      -----------        --------         ---------
     Total Income....................       109,082            1,055          27,363               196
                                         ----------      -----------        --------         ---------
EXPENSES
  Management Fee.....................        68,242           31,744          11,768             5,694
  Trustee Fees.......................         1,036              376             141                83
                                         ----------      -----------        --------         ---------
     Total Expenses..................        69,278           32,120          11,909             5,777
                                         ----------      -----------        --------         ---------
Net Investment Income (Loss).........        39,804          (31,065)         15,454            (5,581)
                                         ----------      -----------        --------         ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments........................       736,998             (291)         38,318               (41)
  In-kind Redemptions................       387,446               --              --                --
  Swap Contracts.....................     3,731,137       (3,516,882)        400,889          (477,565)
                                         ----------      -----------        --------         ---------
     Net Realized Gain (Loss)........     4,855,581       (3,517,173)        439,207          (477,606)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities..............     1,094,085               --         184,125                --
  Swap Contracts.....................      (667,868)         361,740         (48,885)           40,525
                                         ----------      -----------        --------         ---------
Net Change in Unrealized Appreciation
  on Investments.....................       426,217          361,740         135,240            40,525
                                         ----------      -----------        --------         ---------
Net Realized and Unrealized Gain
  (Loss) on Investments, Futures and
  Swap Contracts.....................     5,281,798       (3,155,433)        574,447          (437,081)
                                         ----------      -----------        --------         ---------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS....................    $5,321,602      $(3,186,498)       $589,901         $(442,662)
                                         ==========      ===========        ========         =========





See Notes to Financial Statements.

 64



STATEMENT OF OPERATIONS (Unaudited) (concluded)   For the Six Months Ended April
30, 2010
--------------------------------------------------------------------------------

                                                                                     RYDEX
                                                             RYDEX 2X S&P   INVERSE 2X S&P
                                                            SELECT SECTOR    SELECT SECTOR
                                                           TECHNOLOGY ETF   TECHNOLOGY ETF
                                                           --------------   --------------
INVESTMENT INCOME
  Dividends..............................................    $   46,261        $      --
  Interest...............................................            41              218
                                                             ----------        ---------
     Total Income........................................        46,302              218
                                                             ----------        ---------
EXPENSES
  Management Fee.........................................        24,276            6,483
  Trustee Fees...........................................           336               91
                                                             ----------        ---------
     Total Expenses......................................        24,612            6,574
                                                             ----------        ---------
Net Investment Income (Loss).............................        21,690           (6,356)
                                                             ----------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments............................................       (68,424)             (57)
  In-kind Redemptions....................................       513,159               --
  Swap Contracts.........................................     1,061,242         (649,087)
                                                             ----------        ---------
     Net Realized Gain (Loss)............................     1,505,977         (649,144)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities..................................       101,849               --
  Swap Contracts.........................................      (215,058)          66,421
                                                             ----------        ---------
     Net Change in Unrealized Appreciation (Depreciation)
       on Investments....................................      (113,209)          66,421
                                                             ----------        ---------
Net Realized and Unrealized Gain (Loss) on Investments,
  Futures and Swap Contracts.............................     1,392,768         (582,723)
                                                             ----------        ---------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS........................................    $1,414,458        $(589,079)
                                                             ==========        =========






See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 65




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                            RYDEX 2X S&P 500 ETF            RYDEX INVERSE 2X S&P 500 ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income (Loss).....    $    505,935      $   1,827,179     $   (307,772)     $   (634,418)
  Net Realized Gain (Loss).........      24,241,258         (5,159,831)     (32,868,036)      (68,148,665)
  Net Change in Unrealized
     Appreciation on Investments...       6,821,913         27,212,395        1,769,828        10,530,284
                                       ------------      -------------     ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................      31,569,106         23,879,743      (31,405,980)      (58,252,799)
                                       ------------      -------------     ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (504,994)        (1,841,018)              --                --
  Net Realized Gains...............              --                 --               --       (12,634,948)
                                       ------------      -------------     ------------      ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................        (504,994)        (1,841,018)              --       (12,634,948)
                                       ------------      -------------     ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      15,398,029         88,152,392       43,977,555       175,280,502
  Value of Shares Purchased through
     Dividend Reinvestments........              72                 --               --                --
  Value of Shares Redeemed.........     (52,467,739)      (106,428,723)     (29,081,797)      (67,024,337)
                                       ------------      -------------     ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................     (37,069,638)       (18,276,331)      14,895,758       108,256,165
                                       ------------      -------------     ------------      ------------
     Increase (Decrease) in Net
       Assets......................      (6,005,526)         3,762,394      (16,510,222)       37,368,418
NET ASSETS--BEGINNING OF PERIOD....     117,126,287        113,363,893      103,473,975        66,105,557
                                       ------------      -------------     ------------      ------------
NET ASSETS--END OF PERIOD(1).......    $111,120,761      $ 117,126,287     $ 86,963,753      $103,473,975
                                       ============      =============     ============      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................    $     48,341      $      47,400     $   (307,772)     $         --
                                       ============      =============     ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         500,000          4,750,000          750,000         1,600,000
  Shares Purchased through Dividend
     Reinvestments.................               2                 --               --                --
  Shares Redeemed..................      (1,650,000)        (4,700,000)        (500,000)         (550,000)
  Shares Outstanding, Beginning of
     Period........................       4,150,000          4,100,000        1,550,000           500,000
                                       ------------      -------------     ------------      ------------
  Shares Outstanding, End of
     Period........................       3,000,002          4,150,000        1,800,000         1,550,000
                                       ============      =============     ============      ============





See Notes to Financial Statements.

 66

--------------------------------------------------------------------------------

                                                                           RYDEX INVERSE 2X S&P MIDCAP 400
                                         RYDEX 2X S&P MIDCAP 400 ETF                     ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income (Loss).....     $    56,378       $    67,866       $   (14,855)     $    (44,343)
  Net Realized Gain (Loss).........       4,598,519         1,225,122        (2,226,507)      (11,057,060)
  Net Change in Unrealized
     Appreciation on Investments...       3,087,531         3,015,883            23,720         1,945,048
                                        -----------       -----------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................       7,742,428         4,308,871        (2,217,642)       (9,156,355)
                                        -----------       -----------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (56,790)          (67,595)               --                --
  Net Realized Gains...............              --                --                --        (2,190,847)
                                        -----------       -----------       -----------      ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................         (56,790)          (67,595)               --        (2,190,847)
                                        -----------       -----------       -----------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...              --         6,026,265                --        10,392,003
  Value of Shares Redeemed.........              --        (1,724,185)               --                --
                                        -----------       -----------       -----------      ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................              --         4,302,080                --        10,392,003
                                        -----------       -----------       -----------      ------------
     Increase (Decrease) in Net
       Assets......................       7,685,638         8,543,356        (2,217,642)         (955,199)
NET ASSETS--BEGINNING OF PERIOD....      14,023,382         5,480,026         5,640,912         6,596,111
                                        -----------       -----------       -----------      ------------
NET ASSETS--END OF PERIOD(1).......     $21,709,020       $14,023,382       $ 3,423,270      $  5,640,912
                                        ===========       ===========       ===========      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................     $      (412)      $        --       $   (14,855)     $         --
                                        ===========       ===========       ===========      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................              --           350,000                --           100,000
  Shares Redeemed..................              --          (100,000)               --                --
  Shares Outstanding, Beginning of
     Period........................         450,000           200,000           150,000            50,000
                                        -----------       -----------       -----------      ------------
  Shares Outstanding, End of
     Period........................         450,000           450,000           150,000           150,000
                                        ===========       ===========       ===========      ============





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 67




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                          RYDEX 2X RUSSELL 2000 ETF       RYDEX INVERSE 2X RUSSELL 2000 ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income (Loss).....     $    57,384       $   110,893      $    (55,675)     $   (113,240)
  Net Realized Gain (Loss).........       7,720,444        (2,659,831)       (8,123,652)      (17,915,327)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       4,237,691         5,696,808          (337,762)        4,676,235
                                        -----------       -----------      ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................      12,015,519         3,147,870        (8,517,089)      (13,352,332)
                                        -----------       -----------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (48,821)         (103,863)               --                --
  Net Realized Gains...............              --                --                --        (2,169,111)
                                        -----------       -----------      ------------      ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................         (48,821)         (103,863)               --        (2,169,111)
                                        -----------       -----------      ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...              --         9,780,206        27,768,744        38,859,185
  Value of Shares Redeemed.........      (3,198,494)       (4,506,944)      (25,822,940)      (21,346,195)
                                        -----------       -----------      ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................      (3,198,494)        5,273,262         1,945,804        17,512,990
                                        -----------       -----------      ------------      ------------
     Increase (Decrease) in Net
       Assets......................       8,768,204         8,317,269        (6,571,285)        1,991,547
NET ASSETS--BEGINNING OF PERIOD....      21,758,772        13,441,503        18,509,694        16,518,147
                                        -----------       -----------      ------------      ------------
NET ASSETS--END OF PERIOD(1).......     $30,526,976       $21,758,772      $ 11,938,409      $ 18,509,694
                                        ===========       ===========      ============      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................     $     8,563       $        --      $    (55,675)     $         --
                                        ===========       ===========      ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................              --           550,000           750,000           450,000
  Shares Redeemed..................        (100,000)         (200,000)         (700,000)         (200,000)
  Shares Outstanding, Beginning of
     Period........................         800,000           450,000           400,000           150,000
                                        -----------       -----------      ------------      ------------
  Shares Outstanding, End of
     Period........................         700,000           800,000           450,000           400,000
                                        ===========       ===========      ============      ============





See Notes to Financial Statements.

 68

--------------------------------------------------------------------------------

                                             RYDEX 2X S&P SELECT             RYDEX INVERSE 2X S&P SELECT
                                              SECTOR ENERGY ETF                   SECTOR ENERGY ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income (Loss).....     $    36,383       $    83,018       $   (4,444)       $   (13,124)
  Net Realized Gain (Loss).........       1,949,105           148,455         (349,553)        (4,856,512)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................        (206,916)          888,052           38,594          2,974,766
                                        -----------       -----------       ----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................       1,778,572         1,119,525         (315,403)        (1,894,870)
                                        -----------       -----------       ----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (40,599)          (83,944)              --                 --
  Net Realized Gains...............              --                --               --         (4,324,132)
                                        -----------       -----------       ----------        -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................         (40,599)          (83,944)              --         (4,324,132)
                                        -----------       -----------       ----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...       4,107,882         6,146,803          447,516          2,080,221
  Value of Shares Purchased through
     Dividend Reinvestments........              20               244               --                 --
  Value of Shares Redeemed.........      (5,286,373)         (586,171)              --                 --
                                        -----------       -----------       ----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................      (1,178,471)        5,560,876          447,516          2,080,221
                                        -----------       -----------       ----------        -----------
     Increase (Decrease) in Net
       Assets......................         559,502         6,596,457          132,113         (4,138,781)
NET ASSETS--BEGINNING OF PERIOD....      10,640,252         4,043,795        1,456,758          5,595,539
                                        -----------       -----------       ----------        -----------
NET ASSETS--END OF PERIOD(1).......     $11,199,754       $10,640,252       $1,588,871        $ 1,456,758
                                        ===========       ===========       ==========        ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................     $    (4,159)      $        57       $   (4,444)       $        --
                                        ===========       ===========       ==========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         200,000           400,000          100,000            200,000
  Shares Purchased through Dividend
     Reinvestments.................               1                16               --                 --
  Shares Redeemed..................        (250,000)          (50,000)              --                 --
  Shares Outstanding, Beginning of
     Period........................         550,016           200,000          250,000             50,000
                                        -----------       -----------       ----------        -----------
  Shares Outstanding, End of
     Period........................         500,017           550,016          350,000            250,000
                                        ===========       ===========       ==========        ===========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 69




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                             RYDEX 2X S&P SELECT             RYDEX INVERSE 2X S&P SELECT
                                            SECTOR FINANCIAL ETF                SECTOR FINANCIAL ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income (Loss).....     $    39,804      $    142,453       $   (31,065)     $    (39,564)
  Net Realized Gain (Loss).........       4,855,581          (190,082)       (3,517,173)      (10,045,813)
  Net Change in Unrealized
     Appreciation on Investments...         426,217         4,006,939           361,740         3,318,704
                                        -----------      ------------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................       5,321,602         3,959,310        (3,186,498)       (6,766,673)
                                        -----------      ------------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (29,311)         (166,185)               --                --
  Net Realized Gains...............              --                --                --        (1,661,947)
                                        -----------      ------------       -----------      ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................         (29,311)         (166,185)               --        (1,661,947)
                                        -----------      ------------       -----------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...              --        13,456,148         2,921,757        26,033,289
  Value of Shares Purchased through
     Dividend Reinvestments........             388             2,108                --             3,296
  Value of Shares Redeemed.........        (837,540)      (10,518,542)               --       (16,847,204)
                                        -----------      ------------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................        (837,152)        2,939,714         2,921,757         9,189,381
                                        -----------      ------------       -----------      ------------
     Increase (Decrease) in Net
       Assets......................       4,455,139         6,732,839          (264,741)          760,761
NET ASSETS--BEGINNING OF PERIOD....      17,343,109        10,610,270         7,924,567         7,163,806
                                        -----------      ------------       -----------      ------------
NET ASSETS--END OF PERIOD(1).......     $21,798,248      $ 17,343,109       $ 7,659,826      $  7,924,567
                                        ===========      ============       ===========      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................     $    13,524      $      3,031       $   (31,065)     $         --
                                        ===========      ============       ===========      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................              --         1,900,000           500,000         1,350,000
  Shares Purchased through Dividend
     Reinvestments.................              31               246                --               100
  Shares Redeemed..................         (50,000)         (850,000)               --          (200,000)
  Shares Outstanding, Beginning of
     Period........................       1,450,246           400,000         1,250,100           100,000
                                        -----------      ------------       -----------      ------------
  Shares Outstanding, End of
     Period........................       1,400,277         1,450,246         1,750,100         1,250,100
                                        ===========      ============       ===========      ============





See Notes to Financial Statements.

 70

--------------------------------------------------------------------------------

                                             RYDEX 2X S&P SELECT         RYDEX INVERSE 2X S&P SELECT SECTOR
                                           SECTOR HEALTH CARE ETF                  HEALTH CARE ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income (Loss).....     $   15,454        $    49,002       $   (5,581)       $   (28,871)
  Net Realized Gain (Loss).........        439,207           (539,509)        (477,606)        (2,726,693)
  Net Change in Unrealized
     Appreciation on Investments...        135,240            239,413           40,525          1,728,947
                                        ----------        -----------       ----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................        589,901           (251,094)        (442,662)        (1,026,617)
                                        ----------        -----------       ----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (15,335)           (48,709)              --                 --
  Net Realized Gains...............             --                 --               --         (2,610,366)
                                        ----------        -----------       ----------        -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................        (15,335)           (48,709)              --         (2,610,366)
                                        ----------        -----------       ----------        -----------
SHAREHOLDER TRANSACTIONS
  Value of Shares Purchased through
     Dividend Reinvestments........             --                419               --                 --
  Value of Shares Redeemed.........             --         (2,261,302)              --         (2,659,386)
                                        ----------        -----------       ----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................             --         (2,260,883)              --         (2,659,386)
                                        ----------        -----------       ----------        -----------
     Increase (Decrease) in Net
       Assets......................        574,566         (2,560,686)        (442,662)        (6,296,369)
NET ASSETS--BEGINNING OF PERIOD....      2,722,877          5,283,563        2,085,050          8,381,419
                                        ----------        -----------       ----------        -----------
NET ASSETS--END OF PERIOD(1).......     $3,297,443        $ 2,722,877       $1,642,388        $ 2,085,050
                                        ==========        ===========       ==========        ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................     $    1,423        $     1,304       $   (5,581)       $        --
                                        ==========        ===========       ==========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased through Dividend
     Reinvestments.................             --                  9               --                 --
  Shares Redeemed..................             --            (50,000)              --            (50,000)
  Shares Outstanding, Beginning of
     Period........................         50,009            100,000           50,000            100,000
                                        ----------        -----------       ----------        -----------
  Shares Outstanding, End of
     Period........................         50,009             50,009           50,000             50,000
                                        ==========        ===========       ==========        ===========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 71




STATEMENTS OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------

                                             RYDEX 2X S&P SELECT             RYDEX INVERSE 2X S&P SELECT
                                            SECTOR TECHNOLOGY ETF               SECTOR TECHNOLOGY ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2010        YEAR ENDED    APRIL 30, 2010        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2009       (UNAUDITED)  OCTOBER 31, 2009
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income (Loss).....     $    21,690       $   37,150        $   (6,356)       $   (17,584)
  Net Realized Gain (Loss).........       1,505,977          554,606          (649,144)        (3,839,804)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................        (113,209)       1,339,956            66,421          1,879,566
                                        -----------       ----------        ----------        -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................       1,414,458        1,931,712          (589,079)        (1,977,822)
                                        -----------       ----------        ----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (20,379)         (35,536)               --                 --
  Net Realized Gains...............              --               --                --         (3,807,845)
                                        -----------       ----------        ----------        -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................         (20,379)         (35,536)               --         (3,807,845)
                                        -----------       ----------        ----------        -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...       2,725,756        1,535,941                --          1,563,750
  Value of Shares Purchased through
     Dividend Reinvestments........              --              136                --                 --
  Value of Shares Redeemed.........      (2,310,015)              --                --                 --
                                        -----------       ----------        ----------        -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................         415,741        1,536,077                --          1,563,750
                                        -----------       ----------        ----------        -----------
     Increase (Decrease) in Net
       Assets......................       1,809,820        3,432,253          (589,079)        (4,221,917)
NET ASSETS--BEGINNING OF PERIOD....       6,547,551        3,115,298         2,246,546          6,468,463
                                        -----------       ----------        ----------        -----------
NET ASSETS--END OF PERIOD(1).......     $ 8,357,371       $6,547,551        $1,657,467        $ 2,246,546
                                        ===========       ==========        ==========        ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................     $     7,570       $    6,259        $   (6,356)       $        --
                                        ===========       ==========        ==========        ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................          50,000           50,000                --             50,000
  Shares Purchased through Dividend
     Reinvestments.................              --                5                --                 --
  Shares Redeemed..................         (50,000)              --                --                 --
  Shares Outstanding, Beginning of
     Period........................         150,005          100,000           100,000             50,000
                                        -----------       ----------        ----------        -----------
  Shares Outstanding, End of
     Period........................         150,005          150,005           100,000            100,000
                                        ===========       ==========        ==========        ===========






See Notes to Financial Statements.

 72



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                RYDEX 2X S&P 500 ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......      $  28.22          $  27.65           $  75.00
                                                   --------          --------           --------
Net Investment Income**......................          0.15              0.31               0.61
Net Realized and Unrealized Gain (Loss) on
  Investments................................          8.83              0.57             (47.27)
                                                   --------          --------           --------
TOTAL FROM INVESTMENT OPERATIONS.............          8.98              0.88             (46.66)
                                                   --------          --------           --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................         (0.16)            (0.31)             (0.69)
                                                   --------          --------           --------
NET ASSET VALUE AT END OF PERIOD.............      $  37.04          $  28.22           $  27.65
                                                   ========          ========           ========
TOTAL RETURN***..............................         31.87%             3.51%            (62.68)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..      $111,121          $117,126           $113,364
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.70%              0.70%****
Net Investment Income........................          0.94%****         1.43%              1.35%****
Portfolio Turnover Rate+.....................            13%               69%                44%



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 73




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                            RYDEX INVERSE 2X S&P 500 ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $ 66.76          $ 132.21           $ 75.00
                                                    -------          --------           -------
Net Investment Income (Loss)**...............         (0.19)            (0.61)             1.04
Net Realized and Unrealized Gain (Loss) on
  Investments................................        (18.26)           (46.79)            57.20
                                                    -------          --------           -------
TOTAL FROM INVESTMENT OPERATIONS.............        (18.45)           (47.40)            58.24
                                                    -------          --------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................            --                --             (1.03)
Net Realized Gains...........................            --            (18.05)               --
                                                    -------          --------           -------
Total Distributions..........................            --            (18.05)            (1.03)
                                                    -------          --------           -------
NET ASSET VALUE AT END OF PERIOD.............       $ 48.31          $  66.76           $132.21
                                                    =======          ========           =======
TOTAL RETURN***..............................        (27.63)%          (41.45)%           78.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $86,964          $103,474           $66,106
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.71%             0.71%****
Net Investment Income........................         (0.68)%****       (0.64)%            1.09%****



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.


See Notes to Financial Statements.

 74

--------------------------------------------------------------------------------

                                                            RYDEX 2X S&P MIDCAP 400 ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $ 31.16           $ 27.40           $ 75.00
                                                    -------           -------           -------
Net Investment Income**......................          0.13              0.18              0.56
Net Realized and Unrealized Gain (Loss) on
  Investments................................         17.08              3.76            (47.62)
                                                    -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS.............         17.21              3.94            (47.06)
                                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................         (0.13)            (0.18)            (0.53)
Capital......................................            --                --             (0.01)
                                                    -------           -------           -------
Total Distributions..........................         (0.13)            (0.18)            (0.54)
                                                    -------           -------           -------
NET ASSET VALUE AT END OF PERIOD.............       $ 48.24           $ 31.16           $ 27.40
                                                    =======           =======           =======
TOTAL RETURN***..............................         55.28%            14.60%           (63.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $21,709           $14,023           $ 5,480
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.71%             0.71%****
Net Investment Income........................          0.64%****         0.71%             0.94%****
Portfolio Turnover Rate+.....................             7%               84%              234%



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 75




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX INVERSE 2X S&P MIDCAP 400 ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $ 37.61           $131.92           $ 75.00
                                                    -------           -------           -------
Net Investment Income (Loss)**...............         (0.10)            (0.39)             1.40
Contribution from Advisor....................            --                --              1.17
Net Realized and Unrealized Gain (Loss) on
  Investments................................        (14.69)           (50.10)            55.83
                                                    -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS.............        (14.79)           (50.49)            58.40
                                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................            --                --             (1.48)
Net Realized Gains...........................            --            (43.82)               --
                                                    -------           -------           -------
Total Distributions..........................            --            (43.82)            (1.48)
                                                    -------           -------           -------
NET ASSET VALUE AT END OF PERIOD.............       $ 22.82           $ 37.61           $131.92
                                                    =======           =======           =======
TOTAL RETURN***..............................        (39.31)%          (55.74)%           78.90%(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $ 3,423           $ 5,641           $ 6,596
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.71%             0.71%****
Net Investment Income........................         (0.69)%****       (0.64)%            1.65%****



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (a) For the period ending October 31, 2008, 1.77% of the Fund's total return consisted of a voluntary reimbursement by the Advisor for a realized investment loss. Excluding this item, total return would have been 77.13%.


See Notes to Financial Statements.

 76

--------------------------------------------------------------------------------

                                                             RYDEX 2X RUSSELL 2000 ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $ 27.20           $ 29.87           $ 75.00
                                                    -------           -------           -------
Net Investment Income**......................          0.08              0.14              0.51
Net Realized and Unrealized Gain (Loss) on
  Investments................................         16.40             (2.67)           (45.09)
                                                    -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS.............         16.48             (2.53)           (44.58)
                                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................         (0.07)            (0.14)            (0.55)
                                                    -------           -------           -------
NET ASSET VALUE AT END OF PERIOD.............       $ 43.61           $ 27.20           $ 29.87
                                                    =======           =======           =======
TOTAL RETURN***..............................         60.63%            (8.36)%          (59.79)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $30,527           $21,759           $13,442
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.70%             0.71%****
Net Investment Income........................          0.45%****         0.62%             0.93%****
Portfolio Turnover Rate+.....................             7%              124%              192%



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 77




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                         RYDEX INVERSE 2X RUSSELL 2000 ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $ 46.27           $110.12           $ 75.00
                                                    -------           -------           -------
Net Investment Income (Loss)**...............         (0.12)            (0.45)             1.21
Contribution from Advisor....................            --                --              1.29
Net Realized and Unrealized Gain (Loss) on
  Investments................................        (19.62)           (48.94)            33.76
                                                    -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS.............        (19.74)           (49.39)            36.26
                                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................            --                --             (1.14)
Net Realized Gains...........................            --            (14.46)               --
                                                    -------           -------           -------
Total Distributions..........................            --            (14.46)            (1.14)
                                                    -------           -------           -------
NET ASSET VALUE AT END OF PERIOD.............       $ 26.53           $ 46.27           $110.12
                                                    =======           =======           =======
TOTAL RETURN***..............................        (42.67)%          (51.17)%           48.79%(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $11,938           $18,510           $16,518
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.71%             0.71%****
Net Investment Income........................         (0.68)%****       (0.63)%            1.41%****



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (a) For the period ending October 31, 2008, 1.19% of the Fund's total return consisted of a voluntary reimbursement by the Advisor for a realized investment loss. Excluding this item, total return would have been 47.60%.


See Notes to Financial Statements.

 78

--------------------------------------------------------------------------------

                                                       RYDEX 2X S&P SELECT SECTOR ENERGY ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $ 19.35           $ 20.22           $ 75.00
                                                    -------           -------           -------
Net Investment Income**......................          0.08              0.18              0.09
Net Realized and Unrealized Gain (Loss) on
  Investments................................          3.07             (0.88)           (54.72)
                                                    -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS.............          3.15             (0.70)           (54.63)
                                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................         (0.10)            (0.17)            (0.15)
                                                    -------           -------           -------
NET ASSET VALUE AT END OF PERIOD.............       $ 22.40           $ 19.35           $ 20.22
                                                    =======           =======           =======
TOTAL RETURN***..............................         16.36%            (3.21)%          (72.94)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $11,200           $10,640           $ 4,044
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.70%             0.71%****
Net Investment Income........................          0.77%****         1.11%             0.44%****
Portfolio Turnover Rate+.....................            16%              123%              105%



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 79




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                   RYDEX INVERSE 2X S&P SELECT SECTOR ENERGY ETF
                                              -------------------------------------------------------
                                              SIX MONTHS ENDED
                                                APRIL 30, 2010         YEAR ENDED          YEAR ENDED
                                                   (UNAUDITED)   OCTOBER 31, 2009   OCTOBER 31, 2008*
                                              ----------------   ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD......       $  5.83            $111.91            $ 75.00
                                                   -------            -------            -------
Net Investment Income (Loss)**..............         (0.02)             (0.08)              0.22
Net Realized and Unrealized Gain (Loss) on
  Investments...............................         (1.27)            (19.52)             37.09
                                                   -------            -------            -------
TOTAL FROM INVESTMENT OPERATIONS............         (1.29)            (19.60)             37.31
                                                   -------            -------            -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.......................            --                 --              (0.40)
Net Realized Gains..........................            --             (86.48)                --
                                                   -------            -------            -------
Total Distributions.........................            --             (86.48)             (0.40)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD............       $  4.54            $  5.83            $111.91
                                                   =======            =======            =======
TOTAL RETURN***.............................        (22.10)%           (57.39)%            49.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..................................       $ 1,589            $ 1,457            $ 5,596
RATIO TO AVERAGE NET ASSETS OF:
Expenses....................................          0.71%****          0.70%              0.71%****
Net Investment Income.......................         (0.69)%****        (0.62)%             0.55%****



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.


See Notes to Financial Statements.

 80

--------------------------------------------------------------------------------

                                                      RYDEX 2X S&P SELECT SECTOR FINANCIAL ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $ 11.96           $ 26.53           $ 75.00
                                                    -------           -------           -------
Net Investment Income**......................          0.03              0.09              0.45
Net Realized and Unrealized Gain (Loss) on
  Investments................................          3.60            (14.48)           (48.76)
                                                    -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS.............          3.63            (14.39)           (48.31)
                                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................         (0.02)            (0.18)            (0.16)
                                                    -------           -------           -------
NET ASSET VALUE AT END OF PERIOD.............       $ 15.57           $ 11.96           $ 26.53
                                                    =======           =======           =======
TOTAL RETURN***..............................         30.38%           (54.21)%          (64.51)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $21,798           $17,343           $10,610
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.71%             0.71%****
Net Investment Income........................          0.41%****         0.92%             2.60%****
Portfolio Turnover Rate+.....................            16%              205%              177%



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 81




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                  RYDEX INVERSE 2X S&P SELECT SECTOR FINANCIAL ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $  6.34           $ 71.64            $75.00
                                                    -------           -------            ------
Net Investment Income (Loss)**...............         (0.02)            (0.08)             0.16
Net Realized and Unrealized Gain (Loss) on
  Investments................................         (1.94)           (31.98)            (3.34)
                                                    -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS.............         (1.96)           (32.06)            (3.18)
                                                    -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................            --                --             (0.18)
Net Realized Gains...........................            --            (33.24)               --
                                                    -------           -------            ------
Total Distributions..........................            --            (33.24)            (0.18)
                                                    -------           -------            ------
NET ASSET VALUE AT END OF PERIOD.............       $  4.38           $  6.34            $71.64
                                                    =======           =======            ======
TOTAL RETURN***..............................        (30.96)%          (82.23)%           (4.19)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $ 7,660           $ 7,925            $7,164
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.70%             0.71%****
Net Investment Income........................         (0.69)%****       (0.63)%            0.52%****



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.


See Notes to Financial Statements.

 82

--------------------------------------------------------------------------------

                                                     RYDEX 2X S&P SELECT SECTOR HEALTH CARE ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $54.45            $52.84            $ 75.00
                                                    ------            ------            -------
Net Investment Income**......................         0.31              0.63               0.23
Net Realized and Unrealized Gain (Loss) on
  Investments................................        11.49              1.63             (22.17)
                                                    ------            ------            -------
TOTAL FROM INVESTMENT OPERATIONS.............        11.80              2.26             (21.94)
                                                    ------            ------            -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................        (0.31)            (0.65)             (0.22)
                                                    ------            ------            -------
NET ASSET VALUE AT END OF PERIOD.............       $65.94            $54.45            $ 52.84
                                                    ======            ======            =======
TOTAL RETURN***..............................        21.64%             4.45%            (29.33)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $3,297            $2,723            $ 5,284
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................         0.71%****         0.71%              0.71%****
Net Investment Income........................         0.92%****         1.35%              0.81%****
Portfolio Turnover Rate+.....................            8%               56%                35%



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 83




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                 RYDEX INVERSE 2X S&P SELECT SECTOR HEALTH CARE ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $ 41.70           $ 83.81            $75.00
                                                    -------           -------            ------
Net Investment Income (Loss)**...............         (0.11)            (0.37)             0.16
Net Realized and Unrealized Gain (Loss) on
  Investments................................         (8.74)           (15.64)             8.84
                                                    -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS.............         (8.85)           (16.01)             9.00
                                                    -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................            --                --             (0.19)
Net Realized Gains...........................            --            (26.10)               --
                                                    -------           -------            ------
Total Distributions..........................            --            (26.10)            (0.19)
                                                    -------           -------            ------
NET ASSET VALUE AT END OF PERIOD.............       $ 32.85           $ 41.70            $83.81
                                                    =======           =======            ======
TOTAL RETURN***..............................        (21.23)%          (26.55)%           12.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $ 1,642           $ 2,085            $8,381
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.70%             0.71%****
Net Investment Income........................         (0.69)%****       (0.63)%            0.54%****



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.


See Notes to Financial Statements.

 84

--------------------------------------------------------------------------------

                                                     RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $43.65            $31.15            $ 75.00
                                                    ------            ------            -------
Net Investment Income**......................         0.16              0.30               0.16
Net Realized and Unrealized Gain (Loss) on
  Investments................................        12.07             12.49             (43.90)
                                                    ------            ------            -------
TOTAL FROM INVESTMENT OPERATIONS.............        12.23             12.79             (43.74)
                                                    ------            ------            -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................        (0.17)            (0.29)             (0.11)
                                                    ------            ------            -------
NET ASSET VALUE AT END OF PERIOD.............       $55.71            $43.65            $ 31.15
                                                    ======            ======            =======
TOTAL RETURN***..............................        28.04%            41.45%            (58.36)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $8,357            $6,548            $ 3,115
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................         0.71%****         0.71%              0.71%****
Net Investment Income........................         0.63%****         0.90%              0.72%****
Portfolio Turnover Rate+.....................           13%               43%                65%



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 85




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                 RYDEX INVERSE 2X S&P SELECT SECTOR TECHNOLOGY ETF
                                               -----------------------------------------------------
                                               SIX MONTHS ENDED
                                                 APRIL 30, 2010        YEAR ENDED         YEAR ENDED
                                                    (UNAUDITED)  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                               ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.......       $ 22.47           $129.37           $ 75.00
                                                    -------           -------           -------
Net Investment Income (Loss)**...............         (0.06)            (0.27)             0.18
Net Realized and Unrealized Gain (Loss) on
  Investments................................         (5.84)           (30.47)            54.37
                                                    -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS.............         (5.90)           (30.74)            54.55
                                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income........................            --                --             (0.18)
Net Realized Gains...........................            --            (76.16)               --
                                                    -------           -------           -------
Total Distributions..........................            --            (76.16)            (0.18)
                                                    -------           -------           -------
NET ASSET VALUE AT END OF PERIOD.............       $ 16.57           $ 22.47           $129.37
                                                    =======           =======           =======
TOTAL RETURN***..............................        (26.22)%          (57.07)%           72.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)..       $ 1,657           $ 2,247           $ 6,468
RATIO TO AVERAGE NET ASSETS OF:
Expenses.....................................          0.71%****         0.71%             0.71%****
Net Investment Income........................         (0.69)%****       (0.63)%            0.48%****



      * The Fund commenced operations on June 10, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.



See Notes to Financial Statements.

 86



NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2010
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2010, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund," and collectively the "Funds"). The financial statements herein relate to the following Funds: Rydex 2x S&P 500 ETF, Rydex Inverse 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, Rydex Inverse 2x Russell 2000(R) ETF, Rydex 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Health Care ETF, Rydex Inverse 2x S&P Select Sector Health Care ETF, Rydex 2x S&P Select Sector Technology ETF, and Rydex Inverse 2x S&P Select Sector Technology ETF. Rydex 2x S&P 500 ETF, Rydex Inverse 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, and Rydex Inverse 2x Russell 2000(R) ETF commenced operations on November 5, 2007. Rydex 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Health Care ETF, Rydex Inverse 2x S&P Select Sector Health Care ETF, Rydex 2x S&P Select Sector Technology ETF, and Rydex Inverse 2x S&P Select Sector Technology ETF commenced operations on June 10, 2008.

The Funds' investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For Rydex 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, Rydex 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Health Care ETF, and Rydex 2x S&P Select Sector Technology ETF (each a "Leveraged Fund," and collectively the "Leveraged Funds"), each Fund's benchmark is 200% of the daily performance of an index representing publicly traded securities (the "Underlying Index"). For Rydex Inverse 2x S&P 500 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex Inverse 2x Russell 2000(R) ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Health Care ETF, and Rydex Inverse 2x S&P Select Sector Technology ETF (each a "Leveraged Inverse Fund," and collectively the "Leveraged Inverse Funds"), each Fund's benchmark is 200% of the daily inverse (opposite) performance of its Underlying Index. The Underlying Index for Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF is the S&P 500 Index. The Underlying Index for Rydex 2x S&P MidCap 400 ETF and Rydex Inverse 2x S&P MidCap 400 ETF is the S&P MidCap 400 Index. The Underlying Index for Rydex 2x Russell 2000(R) ETF and Rydex Inverse 2x Russell 2000(R) ETF is the Russell 2000(R) Index. The Underlying Index for Rydex 2x S&P Select Sector Energy ETF and Rydex Inverse 2x S&P Select Sector Energy ETF is the Energy Select Sector Index. The Underlying Index for Rydex 2x S&P Select Sector Financial ETF and Rydex Inverse 2x S&P Select Sector Financial ETF is the Financial Select Sector Index. The Underlying Index for Rydex 2x S&P Select Sector Health Care ETF and Rydex Inverse 2x S&P Select Sector Health Care ETF is the Health Care Select Sector Index. The Underlying Index for Rydex 2x S&P Select Sector Technology ETF and Rydex Inverse 2x S&P Select Sector Technology ETF is the Technology Select Sector Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange ("NYSE") or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are

                                                           SEMI-ANNUAL REPORT 87




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------


valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their Net asset value per share (NAV).

Investments for which market quotations are not readily are fair valued as determine in good faith by Rydex Investments, an affiliated entity, under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contacts and other derivative investments trade in the cash market, and (iii) other information and considerations, including current values in related-markets.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments, which acts as the Funds' investment advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant.

 88



NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------

D. FUTURES CONTRACTS

The Funds may enter into stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, there is minimal counterparty credit risk to the Funds.

E. SWAP AGREEMENTS

The Funds may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Since swaps are not exchange-traded, there is an element of counterparty credit risk to the Funds. The risk is managed through the terms of the swap contracts which include trigger points to terminate the current contract based on pre-determined thresholds and limit the amount of potential loss. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

F. COLLATERAL

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or repurchase agreements allocated to each Fund.

G. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2008 - 2009), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the six months ended April 30, 2010, the Funds realized net capital gains resulting from in-kind redemptions, which because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the period ended April 30, 2010 are disclosed in the Fund's Statement of Operations.

                                                           SEMI-ANNUAL REPORT 89




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------

At April 30, 2010, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation was as follows:

                                        IDENTIFIED   GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                              COST       APPRECIATION       DEPRECIATION     APPRECIATION
                                       -----------   ----------------   ----------------   --------------
Rydex 2x S&P 500 ETF.................  $80,361,065      $18,891,279         $(740,005)       $18,151,274
Rydex Inverse 2x S&P 500 ETF.........   58,930,000               --                --                 --
Rydex 2x S&P MidCap 400 ETF..........   13,819,140        5,720,762           (32,487)         5,688,275
Rydex Inverse 2x S&P MidCap 400 ETF..    2,199,000               --                --                 --
Rydex 2x Russell 2000(R) ETF.........   20,426,546        7,929,776          (294,606)         7,635,170
Rydex Inverse 2x Russell 2000(R)
  ETF................................    7,356,000               --                --                 --
Rydex 2x S&P Select Sector Energy
  ETF................................    7,872,974        1,593,240            (2,180)         1,591,060
Rydex Inverse 2x S&P Select Sector
  Energy ETF.........................    1,118,000               --                --                 --
Rydex 2x S&P Select Sector Financial
  ETF................................   11,215,805        7,354,289            (9,885)         7,344,404
Rydex Inverse 2x S&P Select Sector
  Financial ETF......................    4,390,000               --                --                 --
Rydex 2x S&P Select Sector Health
  Care ETF...........................    2,495,089          397,980           (38,078)           359,902
Rydex Inverse 2x S&P Select Sector
  Health Care ETF....................    1,138,000               --                --                 --
Rydex 2x S&P Select Sector Technology
  ETF................................    6,134,092        1,030,462           (74,534)           955,928
Rydex Inverse 2x S&P Select Sector
  Technology ETF.....................      863,000               --                --                 --


H. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 90



NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------

The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2010:

                                                           LEVEL 1                     LEVEL 2
                                              LEVEL 1        OTHER        LEVEL 2        OTHER         LEVEL 3
                                          INVESTMENTS    FINANCIAL    INVESTMENTS    FINANCIAL     INVESTMENTS
FUND                                    IN SECURITIES  INSTRUMENTS  IN SECURITIES  INSTRUMENTS  IN SECURITIES+        TOTAL
----                                    -------------  -----------  -------------  -----------  --------------  -----------
ASSETS
Rydex 2x S&P 500 ETF..................   $98,512,339     $931,422        $--        $       --        $--       $99,443,761
Rydex Inverse 2x S&P 500 ETF..........    58,930,000           --         --         2,369,032         --        61,299,032
Rydex 2x S&P MidCap 400 ETF...........    19,507,415      413,976         --                --         --        19,921,391
Rydex Inverse 2x S&P MidCap 400 ETF...     2,199,000           --         --           117,536         --         2,316,536
Rydex 2x Russell 2000 ETF.............    28,061,716      572,767         --                --         --        28,634,483
Rydex Inverse 2x Russell 2000 ETF.....     7,356,000           --         --           487,935         --         7,843,935
Rydex 2x S&P Select Sector Energy
  ETF.................................     9,464,034           --         --                --         --         9,464,034
Rydex Inverse 2x S&P Select Sector
  Energy ETF..........................     1,118,000           --         --            38,593         --         1,156,593
Rydex 2x S&P Select Sector Financial
  ETF.................................    18,560,209           --         --                --         --        18,560,209
Rydex Inverse 2x S&P Select Sector
  Financial ETF.......................     4,390,000           --         --           361,741         --         4,751,741
Rydex 2x S&P Select Sector Health Care
  ETF.................................     2,854,991           --         --                --         --         2,854,991
Rydex Inverse 2x S&P Select Sector
  Health Care ETF.....................     1,138,000           --         --            40,525         --         1,178,525
Rydex 2x S&P Select Sector Technology
  ETF.................................     7,090,020           --         --                --         --         7,090,020
Rydex Inverse 2x S&P Select Sector
  Technology ETF......................       863,000           --         --            66,421         --           929,421
LIABILITIES
Rydex 2x S&P 500 ETF..................            --           --         --         1,900,965         --         1,900,965
Rydex Inverse 2x S&P 500 ETF..........            --      541,683         --                --         --           541,683
Rydex 2x S&P MidCap 400 ETF...........            --           --         --           387,324         --           387,324
Rydex Inverse 2x S&P MidCap 400 ETF...            --       21,282         --                --         --            21,282
Rydex 2x Russell 2000 ETF.............            --           --         --           708,894         --           708,894
Rydex Inverse 2x Russell 2000 ETF.....            --      132,761         --                --         --           132,761
Rydex 2x S&P Select Sector Energy
  ETF.................................            --           --         --           164,786         --           164,786
Rydex Inverse 2x S&P Select Sector
  Energy ETF..........................            --           --         --                --         --                --
Rydex 2x S&P Select Sector Financial
  ETF.................................            --           --         --           667,868         --           667,868
Rydex Inverse 2x S&P Select Sector
  Financial ETF.......................            --           --         --                --         --                --
Rydex 2x S&P Select Sector Health Care
  ETF.................................            --           --         --            48,886         --            48,886
Rydex Inverse 2x S&P Select Sector
  Health Care ETF.....................            --           --         --                --         --                --
Rydex 2x S&P Select Sector Technology
  ETF.................................            --           --         --           215,058         --           215,058
Rydex Inverse 2x S&P Select Sector
  Technology ETF......................            --           --         --                --         --                --



--------

    * Other financial instruments may include futures contracts and /or swap agreements, which are reported as unrealized gain/loss at year end.

    + For the six months ended April 30, 2010, the Level 3 Investments were acquired at zero cost and are carried at zero value.

I. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

U.S. generally accepted accounting principles require disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds' financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

Each Leveraged Fund employs as its investment strategy a program of investing in equity securities contained in the Underlying Index and leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures, and options contracts enable the Fund to create the additional needed exposure to pursue its investment objective. The notional amount of derivative instruments outstanding generally will approximate 100% of a Leveraged Fund's net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Each Leveraged Inverse Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures, and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the Underlying

                                                           SEMI-ANNUAL REPORT 91




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------


Index. The notional amount of derivative instruments outstanding generally will approximate 200% of a Leveraged Inverse Fund's net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

                                                                 APPROXIMATE PERCENTAGE
                                                                OF FUNDS' NET ASSETS ON
FUND                                                                      A DAILY BASIS
----                                                            -----------------------
Rydex 2x S&P 500 ETF..........................................            117%
Rydex Inverse 2x S&P 500 ETF..................................            200%
Rydex 2x S&P MidCap 400 ETF...................................            118%
Rydex Inverse 2x S&P MidCap 400 ETF...........................            199%
Rydex 2x Russell 2000(R) ETF..................................            117%
Rydex Inverse 2x Russell 2000(R) ETF..........................            200%
Rydex 2x S&P Select Sector Energy ETF.........................            116%
Rydex Inverse 2x S&P Select Sector Energy ETF.................            200%
Rydex 2x S&P Select Sector Financial ETF......................            116%
Rydex Inverse 2x S&P Select Sector Financial ETF..............            199%
Rydex 2x S&P Select Sector Health Care ETF....................            113%
Rydex Inverse 2x S&P Select Sector Health Care ETF............            199%
Rydex 2x S&P Select Sector Technology ETF.....................            117%
Rydex Inverse 2x S&P Select Sector Technology ETF.............            198%


DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE

The following is a summary of the location of derivative investments on the Funds' Statements of Assets and Liabilities as of April 30, 2010:

                                                LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                         ------------------------------------------------------------------
DERIVATIVE INVESTMENTS TYPE                            ASSET                           LIABILITY
---------------------------              --------------------------------   -------------------------------
Equity Index Swap Contracts............  Unrealized Appreciation on Swap    Unrealized Depreciation on Swap
                                         Agreements                         Agreements
Equity Index Futures Contracts.........  Receivables: Variation Margin on   Payables: Variation Margin on
                                         Futures Contracts                  Futures Contracts


Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for under hedge accounting. The following table sets forth the fair value, on a gross basis of the asset and liability components of the Funds' derivative contracts by primary risk exposure as of April 30, 2010:

                                                         ASSET DERIVATIVE INVESTMENTS VALUE
                                                ----------------------------------------------------
                                                TOTAL VALUE AT     EQUITY INDEX         EQUITY INDEX
PORTFOLIO                                       APRIL 30, 2010   SWAP CONTRACTS   FUTURES CONTRACTS*
---------                                       --------------   --------------   ------------------
Rydex 2x S&P 500 ETF..........................    $  931,422       $       --          $931,422
Rydex Inverse 2x S&P 500 ETF..................     2,369,032        2,369,032                --
Rydex 2x MidCap 400 ETF.......................       413,976               --           413,976
Rydex Inverse 2x S&P MidCap 400 ETF...........       117,536          117,536                --
Rydex 2x Russell 2000 ETF.....................       572,767               --           572,767
Rydex Inverse 2x Russell 2000 ETF.............       487,935          487,935                --
Rydex 2x S&P Select Sector Energy ETF.........            --               --                --
Rydex Inverse 2x S&P Select Sector Energy
  ETF.........................................        38,593           38,593                --
Rydex 2x S&P Select Sector Financial ETF......            --               --                --
Rydex Inverse 2x S&P Select Sector Financial
  ETF.........................................       361,741          361,741                --
Rydex 2x S&P Select Sector Health Care ETF....            --               --                --
Rydex Inverse 2x S&P Select Sector Health Care
  ETF.........................................        40,525           40,525                --
Rydex 2x S&P Select Sector Technology ETF.....            --               --                --
Rydex Inverse 2x S&P Select Sector Technology
  ETF.........................................        66,421           66,421                --

 92



NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------

                                                       LIABILITY DERIVATIVE INVESTMENTS VALUE
                                                ----------------------------------------------------
                                                TOTAL VALUE AT     EQUITY INDEX         EQUITY INDEX
PORTFOLIO                                       APRIL 30, 2010   SWAP CONTRACTS   FUTURES CONTRACTS*
---------                                       --------------   --------------   ------------------
Rydex 2x S&P 500 ETF..........................    $1,900,965       $1,900,965          $     --
Rydex Inverse 2x S&P 500 ETF..................       541,683               --           541,683
Rydex 2x MidCap 400 ETF.......................       387,324          387,324                --
Rydex Inverse 2x S&P MidCap 400 ETF...........        21,282               --            21,282
Rydex 2x Russell 2000 ETF.....................       708,894          708,894                --
Rydex Inverse 2x Russell 2000 ETF.............       132,761               --           132,761
Rydex 2x S&P Select Sector Energy ETF.........       164,786          164,786                --
Rydex Inverse 2x S&P Select Sector Energy
  ETF.........................................            --               --                --
Rydex 2x S&P Select Sector Financial ETF......       667,868          667,868                --
Rydex Inverse 2x S&P Select Sector Financial
  ETF.........................................            --               --                --
Rydex 2x S&P Select Sector Health Care ETF....        48,886           48,886                --
Rydex Inverse 2x S&P Select Sector Health Care
  ETF.........................................            --               --                --
Rydex 2x S&P Select Sector Technology ETF.....       215,058          215,058                --
Rydex Inverse 2x S&P Select Sector Technology
  ETF.........................................            --               --                --



--------

    * Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations as of April 30, 2010:

DERIVATIVE INVESTMENT TYPE                   LOCATION OF GAIN (LOSS) ON DERIVATIVES
--------------------------                 -----------------------------------------
Equity Index Swap Contracts..............  Net Realized Gain (Loss) From: Swap
                                           Contracts
                                           Net Change in Unrealized Appreciation
                                           (Depreciation) on: Swap Contracts
Futures Contracts........................  Net Realized Gain (Loss) From: Futures
                                           Contracts
                                           Net Change in Unrealized Appreciation
                                           (Depreciation) on: Futures Contracts


The following is a summary of the Funds' realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of April 30, 2010:

                                                    REALIZED GAIN (LOSS) ON DERIVATIVE INVESTMENTS
                                                      RECOGNIZED IN THE STATEMENT OF OPERATIONS
                                                 ---------------------------------------------------
                                                 TOTAL VALUE AT     EQUITY INDEX        EQUITY INDEX
PORTFOLIO                                        APRIL 30, 2010   SWAP CONTRACTS   FUTURES CONTRACTS
---------                                        --------------   --------------   -----------------
Rydex 2x S&P 500 ETF...........................   $ 19,461,408     $ 16,437,078       $  3,024,330
Rydex Inverse 2x S&P 500 ETF...................    (32,866,583)     (22,780,296)       (10,086,287)
Rydex 2x MidCap 400 ETF........................      4,259,193        3,130,306          1,128,887
Rydex Inverse 2x S&P MidCap 400 ETF............     (2,226,395)      (1,827,902)          (398,493)
Rydex 2x Russell 2000 ETF......................      6,504,161        4,920,734          1,583,427
Rydex Inverse 2x Russell 2000 ETF..............     (8,123,267)      (6,522,924)        (1,600,343)
Rydex 2x S&P Select Sector Energy ETF..........      1,205,555        1,205,555                 --
Rydex Inverse 2x S&P Select Sector Energy ETF..       (349,515)        (349,515)                --
Rydex 2x S&P Select Sector Financial ETF.......      3,731,137        3,731,137                 --
Rydex Inverse 2x S&P Select Sector Financial
  ETF..........................................     (3,516,882)      (3,516,882)                --
Rydex 2x S&P Select Sector Health Care ETF.....        400,889          400,889                 --
Rydex Inverse 2x S&P Select Sector Health Care
  ETF..........................................       (477,565)        (477,565)                --
Rydex 2x S&P Select Sector Technology ETF......      1,061,242        1,061,242                 --
Rydex Inverse 2x S&P Select Sector Technology
  ETF..........................................       (649,087)        (649,087)                --

                                                           SEMI-ANNUAL REPORT 93




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------

                                                CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                                               DERIVATIVE INVESTMENTS RECOGNIZED IN THE STATEMENT OF
                                                                     OPERATIONS
                                           -------------------------------------------------------------
                                           TOTAL VALUE AT          EQUITY INDEX             EQUITY INDEX
PORTFOLIO                                  APRIL 30, 2010        SWAP CONTRACTS        FUTURES CONTRACTS
---------                                  --------------        --------------        -----------------
Rydex 2x S&P 500 ETF.....................    $ (733,046)           $(1,900,962)            $1,167,916
Rydex Inverse 2x S&P 500 ETF.............     1,769,828              2,369,027               (599,199)
Rydex 2x MidCap 400 ETF..................       315,981               (387,318)               703,299
Rydex Inverse 2x S&P MidCap 400 ETF......        23,720                117,536                (93,816)
Rydex 2x Russell 2000 ETF................       602,659               (708,891)             1,311,550
Rydex Inverse 2x Russell 2000 ETF........      (337,762)               487,935               (825,697)
Rydex 2x S&P Select Sector Energy ETF....      (164,785)              (164,785)                    --
Rydex Inverse 2x S&P Select Sector Energy
  ETF....................................        38,594                 38,594                     --
Rydex 2x S&P Select Sector Financial
  ETF....................................      (667,868)              (667,868)                    --
Rydex Inverse 2x S&P Select Sector
  Financial ETF..........................       361,740                361,740                     --
Rydex 2x S&P Select Sector Health Care
  ETF....................................       (48,885)               (48,885)                    --
Rydex Inverse 2x S&P Select Sector Health
  Care ETF...............................        40,525                 40,525                     --
Rydex 2x S&P Select Sector Technology
  ETF....................................      (215,058)              (215,058)                    --
Rydex Inverse 2x S&P Select Sector
  Technology ETF.........................        66,421                 66,421                     --


J. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

K. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The risk inherent in the use of futures and options contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

L. RISK

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

M. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 2E. The new disclosures and clarifications of existing disclosures are generally effective for the Funds' year ending October 31, 2011 and interim periods therein. Management is evaluating the impact of this update on current disclosures.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the

 94



NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2010
--------------------------------------------------------------------------------


relevant index. For these services, the Advisor receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex 2x S&P 500 ETF................................................      0.70%
Rydex Inverse 2x S&P 500 ETF........................................      0.70%
Rydex 2x S&P MidCap 400 ETF.........................................      0.70%
Rydex Inverse 2x S&P MidCap 400 ETF.................................      0.70%
Rydex 2x Russell 2000(R) ETF........................................      0.70%
Rydex Inverse 2x Russell 2000(R) ETF................................      0.70%
Rydex 2x S&P Select Sector Energy ETF...............................      0.70%
Rydex Inverse 2x S&P Select Sector Energy ETF.......................      0.70%
Rydex 2x S&P Select Sector Financial ETF............................      0.70%
Rydex Inverse 2x S&P Select Sector Financial ETF....................      0.70%
Rydex 2x S&P Select Sector Health Care ETF..........................      0.70%
Rydex Inverse 2x S&P Select Sector Health Care ETF..................      0.70%
Rydex 2x S&P Select Sector Technology ETF...........................      0.70%
Rydex Inverse 2x S&P Select Sector Technology ETF...................      0.70%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution and trustee fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc., an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2010, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex 2x S&P 500 ETF..............................................       $2,000
Rydex Inverse 2x S&P 500 ETF......................................           50
Rydex 2x S&P MidCap 400 ETF.......................................        2,000
Rydex Inverse 2x S&P MidCap 400 ETF...............................           50
Rydex 2x Russell 2000(R) ETF......................................        3,000
Rydex Inverse 2x Russell 2000(R) ETF..............................           50
Rydex 2x S&P Select Sector Energy ETF.............................          500
Rydex Inverse 2x S&P Select Sector Energy ETF.....................           50
Rydex 2x S&P Select Sector Financial ETF..........................          750
Rydex Inverse 2x S&P Select Sector Financial ETF..................           50
Rydex 2x S&P Select Sector Health Care ETF........................          500
Rydex Inverse 2x S&P Select Sector Health Care ETF................           50
Rydex 2x S&P Select Sector Technology ETF.........................          750
Rydex Inverse 2x S&P Select Sector Technology ETF.................           50

                                                           SEMI-ANNUAL REPORT 95




NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)             April 30, 2010
--------------------------------------------------------------------------------

5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2010 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
Rydex 2x S&P 500 ETF.......................................    $9,865,322    $16,237,649
Rydex Inverse 2x S&P 500 ETF...............................            --             --
Rydex 2x S&P MidCap 400 ETF................................            --             --
Rydex Inverse 2x S&P MidCap 400 ETF........................            --             --
Rydex 2x Russell 2000(R) ETF...............................            --      2,582,928
Rydex Inverse 2x Russell 2000(R) ETF.......................            --             --
Rydex 2x S&P Select Sector Energy ETF......................     3,276,608        879,951
Rydex Inverse 2x S&P Select Sector Energy ETF..............            --             --
Rydex 2x S&P Select Sector Financial ETF...................            --        666,203
Rydex Inverse 2x S&P Select Sector Financial ETF...........            --             --
Rydex 2x S&P Select Sector Health Care ETF.................            --             --
Rydex Inverse 2x S&P Select Sector Health Care ETF.........            --             --
Rydex 2x S&P Select Sector Technology ETF..................     2,175,066      1,844,534
Rydex Inverse 2x S&P Select Sector Technology ETF..........            --             --


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES         SALES
                                                              -----------   -----------
Rydex 2x S&P 500 ETF........................................  $11,473,923   $24,012,480
Rydex Inverse 2x S&P 500 ETF................................           --            --
Rydex 2x S&P MidCap 400 ETF.................................    4,406,417     1,065,039
Rydex Inverse 2x S&P MidCap 400 ETF.........................           --            --
Rydex 2x Russell 2000(R) ETF................................    6,012,987     1,402,020
Rydex Inverse 2x Russell 2000(R) ETF........................           --            --
Rydex 2x S&P Select Sector Energy ETF.......................    1,337,342     3,869,757
Rydex Inverse 2x S&P Select Sector Energy ETF...............           --            --
Rydex 2x S&P Select Sector Financial ETF....................    4,701,173     2,618,517
Rydex Inverse 2x S&P Select Sector Financial ETF............           --            --
Rydex 2x S&P Select Sector Health Care ETF..................      482,370       206,713
Rydex Inverse 2x S&P Select Sector Health Care ETF..........           --            --
Rydex 2x S&P Select Sector Technology ETF...................    1,347,189       750,443
Rydex Inverse 2x S&P Select Sector Technology ETF...........           --            --


6.  SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since April 30, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through June xx, 2010, the date the financial statements were available to be issued.

As of May 21, 2010, the following Funds discontinued trading and on May 28, 2010 were liquidated: Rydex 2x S&P MidCap 400 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, Rydex Inverse 2x Russell 2000(R) ETF, Rydex 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Health Care ETF, Rydex Inverse 2x S&P Select Sector Health Care ETF, Rydex 2x S&P Select Sector Technology ETF, and Rydex Inverse 2x S&P Select Sector Technology ETF. The closure of these ETFs did not impact the operations of any remaining Rydex ETFs.

 96



SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2009 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

PENDING ACQUISITION TRANSACTION

On February 16, 2010, Security Benefit Corporation ("SBC"), the parent company of PADCO Advisors, Inc., PADCO Advisors II, Inc. and Security Investors, LLC, the Funds' investment advisers, as applicable (the "Investment Advisers"), and certain of SBC's affiliates entered into agreements with an investor group (the "Investors") led by Guggenheim Partners, LLC ("Guggenheim"). Under the agreements, a special purpose vehicle owned by the Investors and managed by an affiliate of Guggenheim would receive a 100% ownership stake in SBC and consequently acquire control of the Investment Advisers and affiliates (the "Purchase Transaction"). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. While the parties expect the Purchase Transaction's closing to take place on or about the end of the second quarter, 2010, it is subject to various conditions, and may be delayed or even terminated due to unforeseen circumstances.

                                                           SEMI-ANNUAL REPORT 97




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES



                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 152
Trustee, Chairman of            Rydex Variable Trust - 1998
the Board (1940)                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 152
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 152
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 152
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 152
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 152
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 152
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------


 98

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (concluded)



EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007);
                                           President and Chief Executive Officer of
                                           FortsmannLeff Associates (2003 to 2005)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NICK BONOS*                                Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


                                                           SEMI-ANNUAL REPORT 99




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and Assistant Secretary     Rydex Series Funds, Rydex Variable Trust,
(1960)                                     Rydex Dynamic Funds and Rydex ETF Trust
                                           (2009 to present); Secretary of Rydex
                                           Distributors, Inc. (2008 to present);
                                           Chief Compliance Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate General Counsel and
                                           Assistant Secretary of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General Counsel and Assistant
                                           Secretary of Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of First
                                           Security Benefit Life and Annuity Company
                                           of New York (2004 to present); Chief
                                           Compliance Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of Security Global
                                           Investors, Inc. (2007 to present)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present) Director of
                                           Accounting of Rydex Investments (2003 to
                                           2004)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

[RYDEX SGI LOGO]

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com - 800.820.0888

ETF3-SEMI-0410X1010

ITEM 2. CODE OF ETHICS.

Not applicable for a semiannual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semiannual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semiannual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semiannual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on July 1, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") concluded that there were no significant deficiencies in the design or operation of the internal controls of the Trust including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust to record, process, summarize, and report the subject matter contained in this Report.

(b) There were no significant changes in the Trust's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust


By (Signature and Title)* /s/ Richard M. Goldman
                          --------------------------------------------
                          Richard M. Goldman, President

Date July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Richard M. Goldman
                          --------------------------------------------
                          Richard M. Goldman, President

Date July 1, 2010


By (Signature and Title)* /s/ Nick Bonos
                          --------------------------------------------
                          Nick Bonos, Vice President and Treasurer

Date July 1, 2010

* Print the name and title of each signing officer under his or her signature.